UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01136

Guggenheim Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee, Chief Legal Officer

Guggenheim Funds Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850
(Name and address of agent for service)

  Registrant’s telephone number, including area code: 301-296-5100

  Date of fiscal year end: September 30

  Date of reporting period: October 1, 2018 - December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 90.6%
Consumer, Non-cyclical - 27.6%
McKesson Corp.[1]	10,789	$1,191,861
Archer-Daniels-Midland Co.	28,794	1,179,690
Cardinal Health, Inc.	23,588	1,052,025
Medtronic plc	10,611	965,177
Molson Coors Brewing Co. — Class B	16,541	928,942
Tyson Foods, Inc. — Class A	16,888	901,819
Pfizer, Inc.	20,454	892,817
Amgen, Inc.	4,513	878,546
Anthem, Inc.[1]	3,091	811,789
Kimberly-Clark Corp.[1]	6,935	790,174
Post Holdings, Inc.*,1	8,805	784,790
Baxter International, Inc.[1]	11,373	748,571
Humana, Inc.[1]	2,549	730,237
Performance Food Group Co.*	20,417	658,856
Western Union Co.	35,107	598,926
CVS Health Corp.	9,058	593,480
Abbott Laboratories[1]	8,169	590,864
Central Garden & Pet Co. — Class A*	18,871	589,719
Mondelez International, Inc. — Class A	14,425	577,433
Sysco Corp.	9,130	572,086
Premier, Inc. — Class A*	14,938	557,934
IQVIA Holdings, Inc.*,1	4,677	543,327
Thermo Fisher Scientific, Inc.	2,379	532,396
UnitedHealth Group, Inc.	2,065	514,433
Kellogg Co.	8,803	501,859
Procter & Gamble Co.	5,384	494,897
Bio-Rad Laboratories, Inc. — Class A*	2,061	478,606
Molina Healthcare, Inc.*	4,102	476,734
Hill-Rom Holdings, Inc.	5,237	463,736
Quest Diagnostics, Inc.[1]	5,494	457,485
MEDNAX, Inc.*	13,632	449,856
Ingredion, Inc.	4,905	448,317
Flowers Foods, Inc.	23,381	431,847
McCormick & Company, Inc.[1]	2,775	386,391
Danaher Corp.[1]	3,587	369,891
Laboratory Corporation of America Holdings*	2,885	364,549
Bruker Corp.	12,020	357,835
HCA Healthcare, Inc.[1]	2,833	352,567
US Foods Holding Corp.*	10,947	346,363
Innoviva, Inc.*	19,703	343,817
CoreLogic, Inc.*	10,264	343,023
Herbalife Nutrition Ltd.*	5,192	306,068
AbbVie, Inc.	3,314	305,518
Kroger Co.[1]	11,058	304,095
Sabre Corp.	14,038	303,782
PepsiCo, Inc.[1]	2,733	301,942
Kraft Heinz Co.[1]	6,874	295,857
AMERCO	894	293,330
Merck & Company, Inc.	3,788	289,441
ICU Medical, Inc.*	1,255	288,186
Edwards Lifesciences Corp.*	1,875	287,194
Brown-Forman Corp. — Class B	5,870	279,295
Simply Good Foods Co.*	14,764	279,039
Universal Health Services, Inc. — Class B	2,386	278,112
Amedisys, Inc.*	2,374	278,019
Teleflex, Inc.	1,067	275,798
Bristol-Myers Squibb Co.[1]	5,278	274,350
Hershey Co.[1]	2,559	274,274
Quanta Services, Inc.	9,028	271,743
CONMED Corp.	4,193	269,191
Colgate-Palmolive Co.[1]	4,503	268,019
Biogen, Inc.*,1	884	266,013
IDEXX Laboratories, Inc.*	1,423	264,706
WellCare Health Plans, Inc.*	1,109	261,824
Ligand Pharmaceuticals, Inc. — Class B*	1,899	257,694
Altria Group, Inc.[1]	5,206	257,124
Zoetis, Inc.	3,000	256,620
Estee Lauder Companies, Inc. — Class A	1,967	255,907
Mylan N.V.*,1	9,339	255,889
Cardtronics plc — Class A*	9,679	251,654
Gilead Sciences, Inc.[1]	4,007	250,638
Darling Ingredients, Inc.*	12,903	248,254
Vector Group Ltd.	25,381	246,957
PRA Health Sciences, Inc.*	2,682	246,637
Centene Corp.*	2,049	236,250
Catalent, Inc.*	7,320	228,238
Pilgrim's Pride Corp.*	14,476	224,523
Alexion Pharmaceuticals, Inc.*	2,298	223,733
Constellation Brands, Inc. — Class A1	1,389	223,379
Allergan plc[1]	1,644	219,737
Philip Morris International, Inc.	3,236	216,036
Jazz Pharmaceuticals plc*	1,708	211,724
Total Consumer, Non-cyclical		36,080,455
Industrial - 17.3%
Genesee & Wyoming, Inc. — Class A*,1	14,224	1,052,861
Kansas City Southern	9,637	919,852
Union Pacific Corp.	6,342	876,655
FedEx Corp.[1]	4,889	788,742
Regal Beloit Corp.[1]	10,508	736,085
Eaton Corporation plc[1]	10,684	733,563
Cummins, Inc.[1]	5,055	675,550
Norfolk Southern Corp.	4,382	655,284
TE Connectivity Ltd.	8,288	626,822
Parker-Hannifin Corp.[1]	3,808	567,925
Caterpillar, Inc.[1]	4,414	560,887
Boise Cascade Co.	21,792	519,739
Arrow Electronics, Inc.*	6,917	476,927
CSX Corp.[1]	7,523	467,404
EMCOR Group, Inc.	7,717	460,628
AECOM*	17,232	456,648
Avnet, Inc.	12,443	449,192
Landstar System, Inc.	4,620	441,995
AGCO Corp.	7,769	432,500
J.B. Hunt Transport Services, Inc.	4,546	422,960
Masco Corp.[1]	14,232	416,144
Gibraltar Industries, Inc.*	11,414	406,224
Jabil, Inc.	14,998	371,800
Corning, Inc.	12,001	362,550
Louisiana-Pacific Corp.	16,290	361,964

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Industrial - 17.3% (continued)
Expeditors International of Washington, Inc.	5,292	$360,332
Trinseo S.A.	7,377	337,719
Snap-on, Inc.	2,286	332,133
Tech Data Corp.*	3,974	325,113
Greenbrier Companies, Inc.	7,540	298,132
Ryder System, Inc.	6,148	296,026
Stericycle, Inc.*	8,020	294,254
Heartland Express, Inc.	15,589	285,279
CH Robinson Worldwide, Inc.	3,389	284,981
Oshkosh Corp.	4,580	280,800
Trinity Industries, Inc.	13,228	272,365
EnerSys	3,505	272,023
Sonoco Products Co.	5,106	271,282
Waters Corp.*	1,437	271,090
Old Dominion Freight Line, Inc.	2,168	267,726
Vishay Intertechnology, Inc.	14,855	267,539
Saia, Inc.*	4,780	266,820
Spirit AeroSystems Holdings, Inc. — Class A1	3,672	264,714
Werner Enterprises, Inc.	8,839	261,104
Gentex Corp.	12,829	259,274
United Parcel Service, Inc. — Class B	2,611	254,651
Knight-Swift Transportation Holdings, Inc.	10,112	253,508
Pentair plc	6,543	247,194
Schneider National, Inc. — Class B	13,185	246,164
Packaging Corporation of America[1]	2,922	243,870
Johnson Controls International plc	7,960	236,014
Rexnord Corp.*	9,957	228,513
Textron, Inc.	4,952	227,743
Belden, Inc.	5,441	227,271
Crane Co.	3,105	224,119
XPO Logistics, Inc.*	3,733	212,930
Total Industrial		22,611,584
Financial - 8.2%
Senior Housing Properties Trust REIT[1]	67,870	795,436
Ventas, Inc. REIT[1]	11,777	690,015
Medical Properties Trust, Inc. REIT[1]	39,820	640,306
Apartment Investment & Management Co. — Class A REIT	14,472	635,031
Equity Commonwealth REIT	17,671	530,307
Allstate Corp.	5,779	477,519
Park Hotels & Resorts, Inc. REIT	18,256	474,291
Hospitality Properties Trust REIT	19,456	464,609
Hartford Financial Services Group, Inc.[1]	10,020	445,389
Aflac, Inc.	9,604	437,558
Host Hotels & Resorts, Inc. REIT	25,937	432,370
Piedmont Office Realty Trust, Inc. — Class A REIT	22,709	386,961
Omega Healthcare Investors, Inc. REIT	10,581	371,922
Weingarten Realty Investors REIT	14,920	370,165
EPR Properties REIT	5,379	344,417
Franklin Resources, Inc.[1]	11,231	333,112
Prudential Financial, Inc.[1]	3,933	320,736
Brixmor Property Group, Inc. REIT	21,824	320,595
Lazard Ltd. — Class A	8,451	311,926
Visa, Inc. — Class A	2,157	284,595
Travelers Companies, Inc.[1]	2,283	273,389
Northern Trust Corp.	3,153	263,559
Summit Hotel Properties, Inc. REIT	26,323	256,123
Principal Financial Group, Inc.[1]	5,693	251,460
JPMorgan Chase & Co.	2,557	249,614
State Street Corp.[1]	3,869	244,018
Bank of New York Mellon Corp.	2,696	126,901
Total Financial		10,732,324
Consumer, Cyclical - 8.1%
Delta Air Lines, Inc.	17,268	861,673
Southwest Airlines Co.	11,957	555,761
BorgWarner, Inc.	15,461	537,115
United Continental Holdings, Inc.*,1	6,279	525,741
PACCAR, Inc.	8,466	483,747
Allison Transmission Holdings, Inc.	10,595	465,226
JetBlue Airways Corp.*	26,583	426,923
Lions Gate Entertainment Corp. — Class A	24,599	396,044
Nu Skin Enterprises, Inc. — Class A	6,253	383,497
Alaska Air Group, Inc.	6,270	381,529
Copa Holdings S.A. — Class A	4,735	372,692
PulteGroup, Inc.	14,295	371,527
La-Z-Boy, Inc.	12,950	358,845
American Airlines Group, Inc.	10,252	329,192
NIKE, Inc. — Class B	4,096	303,677
Spirit Airlines, Inc.*	5,203	301,358
Meritor, Inc.*	17,583	297,329
Toll Brothers, Inc.	8,499	279,872
Hyatt Hotels Corp. — Class A	4,100	277,160
DR Horton, Inc.[1]	7,965	276,067
Lowe's Companies, Inc.	2,984	275,602
Lennar Corp. — Class A	6,601	258,429
General Motors Co.[1]	7,535	252,046
Darden Restaurants, Inc.	2,505	250,149
KB Home	12,873	245,874
Lear Corp.	1,994	244,983
TRI Pointe Group, Inc.*	22,181	242,439
Best Buy Company, Inc.	4,215	223,226
PVH Corp.	2,379	221,128
Delphi Technologies plc	15,368	220,070
Total Consumer, Cyclical		10,618,921
Technology - 8.1%
HP, Inc.	31,033	634,935
Citrix Systems, Inc.[1]	6,187	633,920
Amdocs Ltd.	9,843	576,603
DXC Technology Co.[1]	10,432	554,669
Intel Corp.	10,516	493,516
Cirrus Logic, Inc.*	14,455	479,617

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Technology - 8.1% (continued)
Fidelity National Information Services, Inc.	4,639	$475,729
Cognizant Technology Solutions Corp. — Class A	7,464	473,815
Skyworks Solutions, Inc.	6,749	452,318
QUALCOMM, Inc.	7,017	399,337
Leidos Holdings, Inc.[1]	6,968	367,353
Paychex, Inc.[1]	5,461	355,784
Oracle Corp.[1]	7,685	346,978
MAXIMUS, Inc.	5,046	328,444
j2 Global, Inc.	4,580	317,760
Maxim Integrated Products, Inc.	5,870	298,489
ON Semiconductor Corp.*,1	18,011	297,362
Seagate Technology plc	7,382	284,871
Analog Devices, Inc.	3,252	279,119
NetApp, Inc.[1]	4,677	279,077
Take-Two Interactive Software, Inc.*	2,691	277,012
Accenture plc — Class A	1,939	273,418
Hewlett Packard Enterprise Co.	20,326	268,507
Texas Instruments, Inc.	2,812	265,734
CDK Global, Inc.	5,511	263,867
Broadridge Financial Solutions, Inc.[1]	2,590	249,288
Activision Blizzard, Inc.	5,244	244,213
Western Digital Corp.	6,181	228,512
Icad, Inc.*	54,644	202,183
Total Technology		10,602,430
Utilities - 7.2%
Exelon Corp.	22,331	1,007,128
Portland General Electric Co.[1]	20,899	958,219
National Fuel Gas Co.[1]	18,654	954,712
El Paso Electric Co.	17,418	873,165
UGI Corp.	15,264	814,334
PNM Resources, Inc.[1]	19,068	783,504
OGE Energy Corp.[1]	16,668	653,219
FirstEnergy Corp.[1]	15,353	576,505
AES Corp.	38,446	555,929
Entergy Corp.	5,572	479,582
Consolidated Edison, Inc.[1]	5,226	399,580
Ameren Corp.[1]	5,970	389,423
NRG Energy, Inc.	8,888	351,965
Edison International	5,248	297,929
Pinnacle West Capital Corp.	3,096	263,779
Total Utilities		9,358,973
Communications - 5.9%
Verizon Communications, Inc.	23,681	1,331,346
Cisco Systems, Inc.	19,381	839,779
Omnicom Group, Inc.[1]	9,918	726,394
Juniper Networks, Inc.[1]	17,293	465,355
InterDigital, Inc.	6,775	450,063
AMC Networks, Inc. — Class A*	8,147	447,107
Interpublic Group of Companies, Inc.	20,958	432,364
F5 Networks, Inc.*,1	2,478	401,511
Telephone & Data Systems, Inc.	11,295	367,539
Zayo Group Holdings, Inc.*	14,011	320,011
Shenandoah Telecommunications Co.	6,741	298,289
Scholastic Corp.	7,388	297,441
Alphabet, Inc. — Class C*	266	275,472
Facebook, Inc. — Class A*	1,923	252,086
Sirius XM Holdings, Inc.	44,030	251,411
TEGNA, Inc.	21,699	235,868
News Corp. — Class A	20,254	229,883
Total Communications		7,621,919
Energy - 5.2%
Chevron Corp.[1]	9,752	1,060,920
Exxon Mobil Corp.	14,445	985,005
Phillips 66	11,062	952,991
Valero Energy Corp.[1]	9,772	732,607
Occidental Petroleum Corp.[1]	10,952	672,234
ConocoPhillips	7,146	445,553
ONEOK, Inc.	6,064	327,153
Kinder Morgan, Inc.	17,865	274,763
Murphy USA, Inc.*	3,504	268,547
Williams Companies, Inc.	11,596	255,692
HollyFrontier Corp.[1]	4,829	246,858
PBF Energy, Inc. — Class A	7,545	246,495
Delek US Holdings, Inc.	7,480	243,175
Total Energy		6,711,993
Basic Materials - 3.0%
Westlake Chemical Corp.[1]	10,454	691,741
Cabot Corp.	13,101	562,557
Eastman Chemical Co.[1]	7,201	526,465
Olin Corp.	22,401	450,484
LyondellBasell Industries N.V. — Class A1	4,807	399,750
International Paper Co.[1]	8,807	355,451
Huntsman Corp.	13,334	257,213
Chemours Co.	8,939	252,258
Celanese Corp. — Class A1	2,775	249,667
Domtar Corp.	6,003	210,885
Total Basic Materials		3,956,471
Total Common Stocks
(Cost $131,771,222)		118,295,070

MONEY MARKET FUND† - 3.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class 2.22%[2]	4,536,186	4,536,186
Total Money Market Fund
(Cost $4,536,186)		4,536,186
Total Investments - 94.1%
(Cost $136,307,408)		$122,831,256
Other Assets & Liabilities, net - 5.9%		7,753,283
Total Net Assets - 100.0%		$130,584,539

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Alpha Opportunity Portfolio Long Custom Basket Swap[3]	2.80%	At Maturity	02/01/19	$53,963,209	$(5,173,522)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Alpha Opportunity Portfolio Short Custom Basket Swap[4]	(2.04)%	At Maturity	02/01/19	$142,915,120	$14,116,047

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

CUSTOM BASKET OF LONG SECURITIES[3]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Verizon Communications, Inc.	10,801	1.12%	$83,994
UGI Corp.	6,962	0.68%	64,954
Exelon Corp.	10,185	0.84%	63,678
Pfizer, Inc.	9,329	0.75%	63,016
Portland General Electric Co.	9,532	0.81%	53,092
Cisco Systems, Inc.	8,839	0.71%	52,945
Procter & Gamble Co.	2,455	0.42%	50,253
Medtronic plc	4,839	0.82%	49,037
Amgen, Inc.	2,058	0.74%	48,526
PNM Resources, Inc.	8,697	0.66%	46,006
Telephone & Data Systems, Inc.	5,151	0.31%	40,922
Merck & Company, Inc.	1,727	0.24%	37,467
AES Corp.	17,535	0.47%	37,346
Allison Transmission Holdings, Inc.	4,832	0.39%	30,886
Ameren Corp.	2,723	0.33%	28,168
OGE Energy Corp.	7,602	0.55%	27,951
Kimberly-Clark Corp.	3,163	0.67%	27,095
Kroger Co.	5,043	0.26%	24,458
McCormick & Company, Inc.	1,266	0.33%	21,947
Entergy Corp.	2,541	0.41%	21,355
Ventas, Inc.	5,371	0.58%	21,134
Innoviva, Inc.*	8,986	0.29%	20,804
Shenandoah Telecommunications Co.	3,074	0.25%	19,724
Edison International	2,394	0.25%	18,550
WellCare Health Plans, Inc.*	506	0.22%	17,960
FirstEnergy Corp.	7,002	0.49%	17,278
Central Garden & Pet Co. — Class A*	8,607	0.50%	15,878
Apartment Investment & Management Co. — Class A	6,600	0.54%	15,292
Hershey Co.	1,167	0.23%	15,041
Pinnacle West Capital Corp.	1,412	0.22%	14,291
Cardtronics plc — Class A*	4,414	0.21%	13,529
Spirit Airlines, Inc.*	2,373	0.25%	12,337
Genesee & Wyoming, Inc. — Class A*	6,487	0.89%	11,950
EnerSys	1,598	0.23%	10,419
Herbalife Nutrition Ltd.*	2,368	0.26%	9,031
National Fuel Gas Co.	8,508	0.81%	8,551
Juniper Networks, Inc.	7,887	0.39%	8,534
El Paso Electric Co.	7,944	0.74%	7,785
QUALCOMM, Inc.	3,200	0.34%	7,493
PepsiCo, Inc.	1,246	0.26%	6,919
Edwards Lifesciences Corp.*	855	0.24%	6,767
Fidelity National Information Services, Inc.	2,116	0.40%	6,561
Icad, Inc.*	28,684	0.20%	5,593
AbbVie, Inc.	1,511	0.26%	5,192
F5 Networks, Inc.*	1,130	0.34%	4,764
Simply Good Foods Co.*	6,734	0.24%	3,970
Omega Healthcare Investors, Inc.	4,826	0.31%	3,677
Corning, Inc.	5,473	0.31%	2,885
TEGNA, Inc.	9,897	0.20%	2,604
Darling Ingredients, Inc.*	5,885	0.21%	2,531
Danaher Corp.	1,636	0.31%	2,330
NRG Energy, Inc.	4,054	0.30%	1,968
Consolidated Edison, Inc.	2,383	0.34%	1,692
Abbott Laboratories	3,726	0.50%	1,685
Lennar Corp. — Class A	3,011	0.22%	813
Omnicom Group, Inc.	4,523	0.61%	742
Bristol-Myers Squibb Co.	2,407	0.23%	426
Teleflex, Inc.	487	0.23%	263
NIKE, Inc. — Class B	1,868	0.26%	173
United Continental Holdings, Inc.*	2,864	0.44%	151
Thermo Fisher Scientific, Inc.	1,085	0.45%	91
AMC Networks, Inc. — Class A*	3,716	0.38%	(122)
Gibraltar Industries, Inc.*	5,206	0.34%	(669)
Aflac, Inc.	4,380	0.37%	(799)
Snap-on, Inc.	1,042	0.28%	(1,474)
Lowe's Companies, Inc.	1,361	0.23%	(1,496)
Alphabet, Inc. — Class C*	121	0.23%	(1,822)
Performance Food Group Co.*	9,312	0.56%	(2,832)
Jabil, Inc.	6,840	0.31%	(2,834)
Visa, Inc. — Class A	983	0.24%	(3,043)
MAXIMUS, Inc.	2,301	0.28%	(3,069)
Zoetis, Inc.	1,368	0.22%	(3,114)
Archer-Daniels-Midland Co.	13,133	1.00%	(3,137)
Vishay Intertechnology, Inc.	6,775	0.23%	(3,334)
Medical Properties Trust, Inc.	18,162	0.54%	(3,439)
Amedisys, Inc.*	1,083	0.24%	(3,487)
US Foods Holding Corp.*	4,993	0.29%	(4,654)
Ingredion, Inc.	2,237	0.38%	(4,659)
AMERCO	407	0.25%	(4,997)
CDK Global, Inc.	2,513	0.22%	(5,030)
Waters Corp.*	655	0.23%	(5,033)
Maxim Integrated Products, Inc.	2,677	0.25%	(5,127)
Oracle Corp.	3,505	0.29%	(5,767)
Flowers Foods, Inc.	10,664	0.36%	(5,983)
j2 Global, Inc.	2,089	0.27%	(6,398)
Brown-Forman Corp. — Class B	2,677	0.24%	(6,438)
ICU Medical, Inc.*	572	0.24%	(6,450)
Bank of New York Mellon Corp.	1,229	0.11%	(6,498)
Brixmor Property Group, Inc.	9,954	0.27%	(6,750)
Landstar System, Inc.	2,107	0.37%	(6,946)
Biogen, Inc.*	403	0.22%	(6,988)
Equity Commonwealth	8,060	0.45%	(7,181)
Sonoco Products Co.	2,329	0.23%	(7,272)
Take-Two Interactive Software, Inc.*	1,227	0.23%	(7,337)
Colgate-Palmolive Co.	2,053	0.23%	(7,566)
HCA Healthcare, Inc.	1,292	0.30%	(8,115)
NetApp, Inc.	2,133	0.24%	(8,515)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
CONMED Corp.	1,912	0.23%	$(8,638)
Hill-Rom Holdings, Inc.	2,389	0.39%	(8,646)
Toll Brothers, Inc.	3,876	0.24%	(8,662)
Analog Devices, Inc.	1,483	0.24%	(8,672)
Northern Trust Corp.	1,438	0.22%	(8,879)
Travelers Companies, Inc.	1,041	0.23%	(9,598)
IQVIA Holdings, Inc.*	2,133	0.46%	(9,787)
CVS Health Corp.	4,131	0.50%	(9,927)
Facebook, Inc. — Class A*	877	0.21%	(10,062)
CH Robinson Worldwide, Inc.	1,545	0.24%	(10,427)
Paychex, Inc.	2,490	0.30%	(10,530)
Norfolk Southern Corp.	1,999	0.55%	(10,819)
Tech Data Corp.*	1,812	0.27%	(10,841)
Estee Lauder Companies, Inc. — Class A	897	0.22%	(10,987)
PRA Health Sciences, Inc.*	1,223	0.21%	(11,048)
Sirius XM Holdings, Inc.	20,082	0.21%	(11,176)
Park Hotels & Resorts, Inc.	8,327	0.40%	(11,411)
Alaska Air Group, Inc.	2,860	0.32%	(11,446)
Scholastic Corp.	3,369	0.25%	(11,572)
ConocoPhillips	3,259	0.38%	(11,803)
EPR Properties	2,453	0.29%	(12,019)
Old Dominion Freight Line, Inc.	988	0.23%	(12,048)
Expeditors International of Washington, Inc.	2,414	0.30%	(12,083)
Heartland Express, Inc.	7,110	0.24%	(12,222)
JPMorgan Chase & Co.	1,166	0.21%	(12,272)
PulteGroup, Inc.	6,520	0.31%	(12,467)
Universal Health Services, Inc. — Class B	1,088	0.24%	(12,574)
Baxter International, Inc.	5,187	0.63%	(12,582)
UnitedHealth Group, Inc.	942	0.43%	(12,687)
Anthem, Inc.	1,409	0.69%	(12,692)
Sabre Corp.	6,403	0.26%	(13,112)
United Parcel Service, Inc. — Class B	1,191	0.22%	(13,821)
Eaton Corporation plc	4,873	0.62%	(13,863)
Murphy USA, Inc.*	1,598	0.23%	(14,134)
Activision Blizzard, Inc.	2,392	0.21%	(14,179)
Johnson Controls International plc	3,630	0.20%	(14,256)
Bruker Corp.	5,482	0.30%	(14,419)
Hyatt Hotels Corp. — Class A	1,870	0.23%	(14,486)
Intel Corp.	4,796	0.42%	(14,491)
Franklin Resources, Inc.	5,122	0.28%	(14,727)
Allergan plc	749	0.19%	(15,185)
DR Horton, Inc.	3,633	0.23%	(15,696)
Darden Restaurants, Inc.	1,142	0.21%	(15,770)
Post Holdings, Inc.*	4,016	0.66%	(15,810)
Texas Instruments, Inc.	1,282	0.22%	(15,933)
Altria Group, Inc.	2,374	0.22%	(16,399)
Interpublic Group of Companies, Inc.	9,559	0.37%	(16,456)
EMCOR Group, Inc.	3,520	0.39%	(17,068)
La-Z-Boy, Inc.	5,906	0.30%	(17,072)
Premier, Inc. — Class A*	6,813	0.47%	(17,073)
Pentair plc	2,984	0.21%	(17,087)
Gentex Corp.	5,851	0.22%	(17,432)
Gilead Sciences, Inc.	1,827	0.21%	(17,580)
Regal Beloit Corp.	4,793	0.62%	(17,648)
Saia, Inc.*	2,180	0.23%	(17,672)
Citrix Systems, Inc.	2,821	0.54%	(17,747)
Centene Corp.*	934	0.20%	(17,815)
Kinder Morgan, Inc.	8,148	0.23%	(18,116)
Accenture plc — Class A	884	0.23%	(18,168)
Trinity Industries, Inc.	6,033	0.23%	(18,257)
Pilgrim's Pride Corp.*	6,603	0.19%	(18,683)
ONEOK, Inc.	2,765	0.28%	(18,798)
Caterpillar, Inc.	2,013	0.47%	(19,141)
Piedmont Office Realty Trust, Inc. — Class A	10,357	0.33%	(19,241)
Quanta Services, Inc.	4,118	0.23%	(19,341)
Sysco Corp.	4,164	0.48%	(19,378)
Delek US Holdings, Inc.	3,411	0.21%	(19,624)
General Motors Co.	3,436	0.21%	(19,653)
Kansas City Southern	4,395	0.78%	(19,710)
Broadridge Financial Solutions, Inc.	1,181	0.21%	(21,237)
Chevron Corp.	4,448	0.90%	(21,563)
TRI Pointe Group, Inc.*	10,117	0.20%	(21,856)
Mondelez International, Inc. — Class A	6,579	0.49%	(22,119)
Humana, Inc.	1,162	0.62%	(22,302)
Molina Healthcare, Inc.*	1,871	0.40%	(22,531)
Ryder System, Inc.	2,804	0.25%	(22,693)
Schneider National, Inc. — Class B	6,014	0.21%	(22,720)
KB Home	5,871	0.21%	(23,446)
Crane Co.	1,416	0.19%	(23,460)
American Airlines Group, Inc.	4,676	0.28%	(23,698)
Oshkosh Corp.	2,089	0.24%	(23,915)
Textron, Inc.	2,258	0.19%	(24,624)
Catalent, Inc.*	3,339	0.19%	(25,083)
Delta Air Lines, Inc.	7,876	0.73%	(26,398)
Allstate Corp.	2,635	0.40%	(26,446)
Arrow Electronics, Inc.*	3,155	0.40%	(26,914)
Philip Morris International, Inc.	1,475	0.18%	(27,407)
Domtar Corp.	2,738	0.18%	(27,441)
Werner Enterprises, Inc.	4,031	0.22%	(27,456)
InterDigital, Inc.	3,090	0.38%	(27,561)
J.B. Hunt Transport Services, Inc.	2,073	0.36%	(27,657)
Rexnord Corp.*	4,541	0.19%	(27,743)
Avnet, Inc.	5,675	0.38%	(28,914)
Hartford Financial Services Group, Inc.	4,570	0.38%	(29,334)
Celanese Corp. — Class A	1,266	0.21%	(29,371)
Molson Coors Brewing Co. — Class B	7,544	0.79%	(29,422)
Hewlett Packard Enterprise Co.	9,270	0.23%	(29,476)
Quest Diagnostics, Inc.	2,506	0.39%	(29,652)
Williams Companies, Inc.	5,289	0.22%	(29,690)
Weingarten Realty Investors	6,805	0.31%	(30,658)
Amdocs Ltd.	4,489	0.49%	(30,879)
Spirit AeroSystems Holdings, Inc. — Class A	1,674	0.22%	(31,030)
Jazz Pharmaceuticals plc*	779	0.18%	(31,396)
Leidos Holdings, Inc.	3,178	0.31%	(32,007)
Alexion Pharmaceuticals, Inc.*	1,048	0.19%	(32,064)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
Constellation Brands, Inc. — Class A	633	0.19%	$(32,212)
CSX Corp.	3,431	0.40%	(32,422)
AGCO Corp.	3,543	0.37%	(32,792)
Stericycle, Inc.*	3,657	0.25%	(32,968)
Meritor, Inc.*	8,019	0.25%	(33,100)
Nu Skin Enterprises, Inc. — Class A	2,852	0.32%	(34,052)
Prudential Financial, Inc.	1,794	0.27%	(34,470)
Union Pacific Corp.	2,893	0.74%	(34,711)
Parker-Hannifin Corp.	1,736	0.48%	(34,865)
Knight-Swift Transportation Holdings, Inc.	4,612	0.21%	(35,023)
XPO Logistics, Inc.*	1,702	0.18%	(35,863)
IDEXX Laboratories, Inc.*	649	0.22%	(36,719)
Packaging Corporation of America	1,333	0.21%	(37,233)
Principal Financial Group, Inc.	2,596	0.21%	(37,614)
Hospitality Properties Trust	8,874	0.39%	(38,142)
Western Union Co.	16,012	0.51%	(38,197)
JetBlue Airways Corp.*	12,124	0.36%	(38,233)
Lazard Ltd. — Class A	3,854	0.26%	(39,684)
Summit Hotel Properties, Inc.	12,006	0.22%	(39,699)
International Paper Co.	4,016	0.30%	(39,787)
HollyFrontier Corp.	2,202	0.21%	(40,580)
Louisiana-Pacific Corp.	7,430	0.31%	(41,346)
State Street Corp.	1,764	0.21%	(41,997)
Kraft Heinz Co.	3,135	0.25%	(42,721)
Best Buy Company, Inc.	1,922	0.19%	(42,836)
Greenbrier Companies, Inc.	3,439	0.25%	(43,194)
PBF Energy, Inc. — Class A	3,441	0.21%	(43,283)
News Corp. — Class A	9,237	0.19%	(43,397)
Seagate Technology plc	3,366	0.24%	(44,574)
PVH Corp.	1,085	0.19%	(45,223)
Mylan N.V.*	4,259	0.22%	(46,408)
BorgWarner, Inc.	7,052	0.45%	(46,447)
HP, Inc.	14,154	0.54%	(46,582)
McKesson Corp.	4,921	1.01%	(46,791)
Bio-Rad Laboratories, Inc. — Class A*	940	0.40%	(47,056)
Laboratory Corporation of America Holdings*	1,315	0.31%	(47,469)
Kellogg Co.	4,015	0.42%	(48,331)
PACCAR, Inc.	3,861	0.41%	(48,624)
ON Semiconductor Corp.*	8,215	0.25%	(49,860)
Cognizant Technology Solutions Corp. — Class A	3,404	0.40%	(49,926)
Cummins, Inc.	2,305	0.57%	(50,800)
MEDNAX, Inc.*	6,217	0.38%	(50,881)
Lear Corp.	909	0.21%	(51,089)
Ligand Pharmaceuticals, Inc. — Class B*	866	0.22%	(51,645)
Vector Group Ltd.	11,576	0.21%	(51,698)
Exxon Mobil Corp.	6,588	0.83%	(53,491)
Masco Corp.	6,491	0.35%	(53,577)
Host Hotels & Resorts, Inc.	11,830	0.37%	(53,743)
TE Connectivity Ltd.	3,780	0.53%	(53,844)
Copa Holdings S.A. — Class A	2,159	0.31%	(56,830)
CoreLogic, Inc.*	4,681	0.29%	(56,997)
Cirrus Logic, Inc.*	6,593	0.41%	(58,115)
Southwest Airlines Co.	5,453	0.47%	(59,639)
LyondellBasell Industries N.V. — Class A	2,192	0.34%	(60,189)
Huntsman Corp.	6,081	0.22%	(60,294)
Skyworks Solutions, Inc.	3,078	0.38%	(61,797)
AECOM*	7,859	0.39%	(62,018)
Delphi Technologies plc	7,009	0.19%	(62,827)
Cardinal Health, Inc.	10,758	0.89%	(64,917)
Occidental Petroleum Corp.	4,995	0.57%	(65,080)
Westlake Chemical Corp.	4,768	0.58%	(66,270)
Belden, Inc.	2,481	0.19%	(69,258)
Lions Gate Entertainment Corp. — Class A	11,220	0.33%	(72,077)
Trinseo S.A.	3,364	0.29%	(72,210)
Cabot Corp.	5,975	0.48%	(73,072)
Western Digital Corp.	2,819	0.19%	(73,176)
Zayo Group Holdings, Inc.*	6,390	0.27%	(73,366)
Chemours Co.	4,077	0.21%	(74,900)
Valero Energy Corp.	4,457	0.62%	(81,314)
Boise Cascade Co.	9,939	0.44%	(86,279)
Eastman Chemical Co.	3,284	0.44%	(90,043)
Olin Corp.	10,217	0.38%	(90,304)
DXC Technology Co.	4,758	0.47%	(96,291)
Tyson Foods, Inc. — Class A	7,702	0.76%	(100,147)
Phillips 66	5,045	0.81%	(101,001)
Senior Housing Properties Trust	30,956	0.67%	(126,454)
FedEx Corp.	2,230	0.67%	(151,776)
Total Custom Basket of Long Securities			$(5,173,522)

CUSTOM BASKET OF SHORT SECURITIES[4]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Southern Copper Corp.	(32,351)	(0.71%)	$619,809
Sensient Technologies Corp.	(22,682)	(0.90%)	515,245
Compass Minerals International, Inc.	(14,974)	(0.45%)	413,804
Equifax, Inc.	(9,239)	(0.61%)	353,727
Texas Capital Bancshares, Inc.*	(6,767)	(0.25%)	326,792
First Horizon National Corp.	(47,729)	(0.44%)	273,755
Goldman Sachs Group, Inc.	(3,211)	(0.38%)	269,962
National Oilwell Varco, Inc.	(15,626)	(0.28%)	256,492
WPX Energy, Inc.*	(32,010)	(0.25%)	255,840
ASGN, Inc.*	(15,680)	(0.60%)	252,170
Leggett & Platt, Inc.	(28,584)	(0.72%)	240,007
PolyOne Corp.	(16,096)	(0.32%)	232,405
Wabtec Corp.	(4,930)	(0.24%)	212,755
Howard Hughes Corp.*	(7,471)	(0.51%)	211,921
Sterling Bancorp	(26,324)	(0.30%)	211,321
Healthcare Services Group, Inc.	(20,018)	(0.56%)	207,416
Steven Madden Ltd.	(35,295)	(0.75%)	205,543

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Multi-Color Corp.	(6,597)	(0.16%)	$205,155
Core Laboratories N.V.	(8,086)	(0.34%)	195,008
Royal Caribbean Cruises Ltd.	(8,922)	(0.61%)	193,668
Balchem Corp.	(18,055)	(0.99%)	188,809
Corporate Office Properties Trust	(19,742)	(0.29%)	187,802
Polaris Industries, Inc.	(7,275)	(0.39%)	186,206
Scotts Miracle-Gro Co. — Class A	(11,217)	(0.48%)	181,961
Charles Schwab Corp.	(13,926)	(0.40%)	178,932
Marriott International, Inc. — Class A	(6,258)	(0.48%)	178,010
Tetra Tech, Inc.	(23,567)	(0.85%)	173,755
WR Grace & Co.	(22,062)	(1.00%)	173,017
Valley National Bancorp	(44,844)	(0.28%)	167,452
Guidewire Software, Inc.*	(7,850)	(0.44%)	166,642
Invitation Homes, Inc.	(56,872)	(0.80%)	160,221
General Dynamics Corp.	(4,180)	(0.46%)	159,274
Allegheny Technologies, Inc.*	(32,366)	(0.49%)	159,235
Mobile Mini, Inc.	(10,912)	(0.24%)	157,078
NewMarket Corp.	(5,150)	(1.48%)	156,589
Pinnacle Financial Partners, Inc.	(8,688)	(0.28%)	155,578
Graphic Packaging Holding Co.	(48,050)	(0.36%)	149,941
Associated Banc-Corp.	(18,434)	(0.26%)	149,773
Douglas Emmett, Inc.	(32,230)	(0.77%)	149,180
Eaton Vance Corp.	(11,572)	(0.28%)	148,150
Hanesbrands, Inc.	(26,559)	(0.23%)	144,701
KeyCorp	(22,156)	(0.23%)	144,166
Paramount Group, Inc.	(54,968)	(0.48%)	143,620
Robert Half International, Inc.	(6,544)	(0.26%)	138,180
Ulta Beauty, Inc.*	(2,642)	(0.45%)	136,738
First Republic Bank	(9,882)	(0.60%)	128,730
Martin Marietta Materials, Inc.	(2,168)	(0.26%)	128,094
Xylem, Inc.	(13,534)	(0.63%)	127,439
RPM International, Inc.	(18,552)	(0.76%)	122,210
Commercial Metals Co.	(24,936)	(0.28%)	120,681
HB Fuller Co.	(15,749)	(0.47%)	117,006
Equinix, Inc.	(1,759)	(0.43%)	114,074
People's United Financial, Inc.	(25,661)	(0.26%)	114,055
Pioneer Natural Resources Co.	(5,026)	(0.46%)	113,075
Washington Federal, Inc.	(14,701)	(0.27%)	110,693
LKQ Corp.*	(26,151)	(0.43%)	106,264
Vornado Realty Trust	(10,719)	(0.47%)	105,427
Vulcan Materials Co.	(3,891)	(0.27%)	104,344
Netflix, Inc.*	(1,333)	(0.25%)	103,761
Albemarle Corp.	(4,069)	(0.22%)	103,670
Northrop Grumman Corp.	(1,515)	(0.26%)	102,040
Choice Hotels International, Inc.	(10,303)	(0.52%)	100,946
Old National Bancorp	(22,085)	(0.24%)	96,352
Jacobs Engineering Group, Inc.	(5,836)	(0.24%)	95,411
Whirlpool Corp.	(3,472)	(0.26%)	95,300
Boston Properties, Inc.	(7,729)	(0.61%)	94,332
BB&T Corp.	(10,262)	(0.31%)	94,284
Huntington Bancshares, Inc.	(26,883)	(0.22%)	92,002
Signature Bank	(3,960)	(0.28%)	91,644
Sotheby's*	(10,450)	(0.29%)	91,580
New York Community Bancorp, Inc.	(42,290)	(0.28%)	90,983
Silgan Holdings, Inc.	(21,615)	(0.36%)	89,570
Covanta Holding Corp.	(26,123)	(0.25%)	88,291
Grand Canyon Education, Inc.*	(3,170)	(0.21%)	88,171
Wolverine World Wide, Inc.	(12,989)	(0.29%)	88,149
Fifth Third Bancorp	(14,776)	(0.24%)	88,014
AMETEK, Inc.	(10,077)	(0.48%)	87,729
CarMax, Inc.*	(6,651)	(0.29%)	87,554
Costco Wholesale Corp.	(3,791)	(0.54%)	84,254
Ross Stores, Inc.	(6,536)	(0.38%)	83,749
Roper Technologies, Inc.	(2,815)	(0.52%)	82,123
U.S. Bancorp	(9,454)	(0.30%)	81,511
Markel Corp.*	(1,024)	(0.74%)	80,088
Terreno Realty Corp.	(36,293)	(0.89%)	76,326
Ally Financial, Inc.	(17,710)	(0.28%)	74,026
US Ecology, Inc.	(5,611)	(0.25%)	73,114
Allegion plc	(8,021)	(0.45%)	71,879
Crown Holdings, Inc.*	(9,687)	(0.28%)	71,673
Adtalem Global Education, Inc.*	(7,038)	(0.23%)	71,269
IBERIABANK Corp.	(6,112)	(0.27%)	70,462
American Homes 4 Rent — Class A	(28,366)	(0.39%)	70,243
Capitol Federal Financial, Inc.	(83,918)	(0.75%)	69,923
Harley-Davidson, Inc.	(9,726)	(0.23%)	69,266
Viad Corp.	(8,007)	(0.28%)	68,823
Palo Alto Networks, Inc.*	(2,298)	(0.30%)	65,396
Sealed Air Corp.	(11,494)	(0.28%)	64,854
Floor & Decor Holdings, Inc. — Class A*	(8,829)	(0.16%)	63,774
IHS Markit Ltd.*	(24,400)	(0.82%)	63,628
Alexandria Real Estate Equities, Inc.	(6,807)	(0.55%)	63,336
Tesla, Inc.*	(2,032)	(0.47%)	62,128
Prologis, Inc.	(7,625)	(0.31%)	60,559
Camden Property Trust	(9,553)	(0.59%)	59,326
Retail Opportunity Investments Corp.	(51,851)	(0.58%)	58,160
Texas Roadhouse, Inc. — Class A	(13,119)	(0.55%)	56,223
General Mills, Inc.	(9,026)	(0.25%)	55,935
Empire State Realty Trust, Inc. — Class A	(43,194)	(0.43%)	54,472
Omnicell, Inc.*	(6,088)	(0.26%)	52,949
PPG Industries, Inc.	(5,484)	(0.39%)	52,459
Cheesecake Factory, Inc.	(7,967)	(0.24%)	52,165
Intuit, Inc.	(3,257)	(0.45%)	51,175
Haemonetics Corp.*	(3,759)	(0.26%)	50,392
Honeywell International, Inc.	(3,423)	(0.32%)	50,071
Team, Inc.*	(33,398)	(0.34%)	49,063
Atmos Energy Corp.	(10,807)	(0.70%)	47,996
Bio-Techne Corp.	(2,508)	(0.25%)	47,043
Service Corporation International	(12,404)	(0.35%)	44,429
Royal Gold, Inc.	(10,204)	(0.61%)	42,429

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Marsh & McLennan Companies, Inc.	(5,579)	(0.31%)	$41,935
Dunkin' Brands Group, Inc.	(5,670)	(0.25%)	41,779
Regency Centers Corp.	(7,211)	(0.30%)	40,844
West Pharmaceutical Services, Inc.	(3,796)	(0.26%)	39,457
Amazon.com, Inc.*	(368)	(0.39%)	39,096
Becton Dickinson and Co.	(3,012)	(0.47%)	37,853
Sherwin-Williams Co.	(1,273)	(0.35%)	36,586
Chemed Corp.	(1,370)	(0.27%)	35,271
Kilroy Realty Corp.	(12,338)	(0.54%)	34,354
Liberty Property Trust	(17,096)	(0.50%)	33,901
Tractor Supply Co.	(4,678)	(0.27%)	33,281
Fastenal Co.	(7,559)	(0.28%)	32,886
Gentherm, Inc.*	(9,028)	(0.25%)	31,416
Monolithic Power Systems, Inc.	(5,866)	(0.48%)	30,735
GCP Applied Technologies, Inc.*	(15,152)	(0.26%)	29,904
Arthur J Gallagher & Co.	(8,584)	(0.44%)	29,816
MGM Resorts International	(15,348)	(0.26%)	29,424
Boeing Co.	(1,635)	(0.37%)	28,735
Air Products & Chemicals, Inc.	(5,095)	(0.57%)	28,386
iRobot Corp.*	(4,377)	(0.26%)	27,889
South Jersey Industries, Inc.	(17,787)	(0.35%)	27,351
Sempra Energy	(6,129)	(0.46%)	26,678
Booking Holdings, Inc.*	(214)	(0.26%)	25,913
Axalta Coating Systems Ltd.*	(16,242)	(0.27%)	25,628
Genuine Parts Co.	(9,200)	(0.62%)	25,383
ABM Industries, Inc.	(13,446)	(0.30%)	25,277
Six Flags Entertainment Corp.	(7,179)	(0.28%)	24,239
Vail Resorts, Inc.	(1,532)	(0.23%)	23,881
AutoNation, Inc.*	(10,494)	(0.26%)	22,802
Hawaiian Electric Industries, Inc.	(28,832)	(0.74%)	22,748
Healthcare Trust of America, Inc. — Class A	(42,657)	(0.76%)	22,544
Linde plc	(2,583)	(0.28%)	21,852
Meredith Corp.	(14,221)	(0.52%)	21,513
Cable One, Inc.	(468)	(0.27%)	20,412
Asbury Automotive Group, Inc.*	(5,858)	(0.27%)	19,579
TopBuild Corp.*	(8,040)	(0.25%)	19,377
3M Co.	(2,071)	(0.28%)	19,359
McDonald's Corp.	(3,734)	(0.46%)	19,086
Everest Re Group Ltd.	(2,022)	(0.31%)	18,863
Domino's Pizza, Inc.	(1,600)	(0.28%)	18,528
salesforce.com, Inc.*	(8,752)	(0.84%)	18,323
Republic Services, Inc. — Class A	(12,676)	(0.64%)	17,973
Starbucks Corp.	(7,222)	(0.33%)	17,565
FireEye, Inc.*	(27,234)	(0.31%)	15,895
Physicians Realty Trust	(32,878)	(0.37%)	15,114
Pool Corp.	(4,946)	(0.51%)	14,916
Clorox Co.	(2,593)	(0.28%)	14,697
Public Storage	(2,658)	(0.38%)	12,793
Cannae Holdings, Inc.*	(31,695)	(0.38%)	11,842
Mettler-Toledo International, Inc.*	(692)	(0.27%)	11,741
Berry Global Group, Inc.*	(8,971)	(0.30%)	11,689
STORE Capital Corp.	(20,110)	(0.40%)	11,613
Insulet Corp.*	(5,037)	(0.28%)	11,577
CoStar Group, Inc.*	(2,085)	(0.49%)	11,385
Equity Residential	(10,159)	(0.47%)	10,339
Tyler Technologies, Inc.*	(3,172)	(0.41%)	9,762
Rexford Industrial Realty, Inc.	(27,695)	(0.57%)	8,843
Pegasystems, Inc.	(11,301)	(0.38%)	7,455
Hilton Worldwide Holdings, Inc.	(11,431)	(0.57%)	6,599
AvalonBay Communities, Inc.	(4,403)	(0.54%)	5,147
Waste Management, Inc.	(7,102)	(0.44%)	4,888
MSA Safety, Inc.	(5,262)	(0.35%)	4,783
O'Reilly Automotive, Inc.*	(1,178)	(0.28%)	2,269
Crown Castle International Corp.	(6,982)	(0.53%)	1,502
Hormel Foods Corp.	(20,121)	(0.60%)	666
NiSource, Inc.	(25,239)	(0.45%)	(302)
Intercontinental Exchange, Inc.	(6,766)	(0.36%)	(2,335)
SBA Communications Corp.*	(4,118)	(0.47%)	(2,878)
Aon plc	(2,515)	(0.26%)	(3,249)
National Retail Properties, Inc.	(10,056)	(0.34%)	(3,673)
Coca-Cola Co.	(8,238)	(0.27%)	(5,615)
AptarGroup, Inc.	(4,033)	(0.27%)	(5,652)
TransUnion	(6,326)	(0.25%)	(6,293)
Axis Capital Holdings Ltd.	(13,371)	(0.48%)	(6,723)
Wayfair, Inc. — Class A*	(4,515)	(0.28%)	(7,912)
Federal Realty Investment Trust	(3,589)	(0.30%)	(9,305)
MarketAxess Holdings, Inc.	(2,327)	(0.34%)	(10,203)
Incyte Corp.*	(6,340)	(0.28%)	(10,256)
TransDigm Group, Inc.*	(2,574)	(0.61%)	(12,196)
Digital Realty Trust, Inc.	(6,849)	(0.51%)	(12,607)
Essex Property Trust, Inc.	(3,473)	(0.60%)	(13,201)
American Campus Communities, Inc.	(21,917)	(0.63%)	(13,533)
Alliant Energy Corp.	(14,196)	(0.42%)	(15,827)
ServiceNow, Inc.*	(2,730)	(0.34%)	(16,640)
Deere & Co.	(4,612)	(0.48%)	(19,001)
White Mountains Insurance Group Ltd.	(1,205)	(0.72%)	(21,226)
Dominion Energy, Inc.	(8,230)	(0.41%)	(25,211)
Alleghany Corp.	(722)	(0.31%)	(30,311)
Glacier Bancorp, Inc.	(12,154)	(0.34%)	(41,851)
MSCI, Inc. — Class A	(3,276)	(0.34%)	(42,070)
Church & Dwight Company, Inc.	(6,241)	(0.29%)	(53,377)
Cintas Corp.	(3,632)	(0.43%)	(55,745)
Eversource Energy	(13,414)	(0.61%)	(62,673)
Copart, Inc.*	(8,334)	(0.28%)	(69,006)
Welltower, Inc.	(12,200)	(0.59%)	(75,646)
Ultimate Software Group, Inc.*	(2,118)	(0.36%)	(76,110)
Sun Communities, Inc.	(16,398)	(1.17%)	(78,634)
HCP, Inc.	(23,635)	(0.46%)	(82,928)
EastGroup Properties, Inc.	(11,245)	(0.72%)	(89,648)
American Tower Corp. — Class A	(5,448)	(0.60%)	(95,316)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
Cornerstone OnDemand, Inc.*	(8,420)	(0.30%)	$(99,378)
Workday, Inc. — Class A*	(3,604)	(0.40%)	(99,841)
Ecolab, Inc.	(5,870)	(0.61%)	(104,743)
Equity LifeStyle Properties, Inc.	(15,389)	(1.05%)	(109,560)
UDR, Inc.	(19,316)	(0.54%)	(119,872)
SPS Commerce, Inc.*	(5,473)	(0.32%)	(124,423)
American Water Works Company, Inc.	(12,886)	(0.82%)	(131,800)
Realty Income Corp.	(18,995)	(0.84%)	(133,309)
RLI Corp.	(17,420)	(0.84%)	(164,368)
Verisk Analytics, Inc. — Class A*	(10,411)	(0.79%)	(180,708)
Exponent, Inc.	(33,475)	(1.19%)	(228,222)
Rollins, Inc.	(51,270)	(1.30%)	(240,884)
Total Custom Basket of Short Securities			$14,116,047

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2018.
[2]	Rate indicated is the 7-day yield as of December 31, 2018.
[3]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2018.
[4]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$118,295,070	$—	$—	$118,295,070
Money Market Fund	4,536,186	—	—	4,536,186
Custom Basket Swap Agreements**	—	14,116,047	—	14,116,047
Total Assets	$122,831,256	$14,116,047	$—	$136,947,303

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$5,173,522	$—	$5,173,522

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.2%
Consumer, Non-cyclical - 27.7%
Procter & Gamble Co.	50,051	$4,600,688
Johnson & Johnson	31,671	4,087,143
Pfizer, Inc.	64,073	2,796,786
Kimberly-Clark Corp.	23,639	2,693,428
Merck & Company, Inc.	33,183	2,535,513
AbbVie, Inc.	25,643	2,364,028
PepsiCo, Inc.	20,863	2,304,944
Allergan plc	12,648	1,690,532
Humana, Inc.	5,238	1,500,582
Eli Lilly & Co.	12,872	1,489,548
Amgen, Inc.	7,590	1,477,545
Coca-Cola Co.	28,148	1,332,808
Kellogg Co.	23,099	1,316,874
Gilead Sciences, Inc.	19,747	1,235,175
Colgate-Palmolive Co.	20,017	1,191,412
Quest Diagnostics, Inc.	14,141	1,177,521
Hershey Co.	9,061	971,158
Regeneron Pharmaceuticals, Inc.*	2,575	961,762
Clorox Co.	6,239	961,680
Kroger Co.	34,402	946,055
Medtronic plc	10,368	943,073
Varian Medical Systems, Inc.*	8,214	930,728
JM Smucker Co.	9,893	924,896
Illumina, Inc.*	2,872	861,399
General Mills, Inc.	19,322	752,399
Vertex Pharmaceuticals, Inc.*	4,525	749,838
Verisk Analytics, Inc. — Class A*	6,038	658,383
Biogen, Inc.*	2,180	656,006
ResMed, Inc.	5,610	638,811
DaVita, Inc.*	11,496	591,584
Abbott Laboratories	7,833	566,561
Moody's Corp.	3,915	548,257
Anthem, Inc.	2,084	547,321
Hormel Foods Corp.	12,348	527,013
McCormick & Company, Inc.	3,594	500,428
Celgene Corp.*	7,677	492,019
IQVIA Holdings, Inc.*	3,875	450,159
Church & Dwight Company, Inc.	6,369	418,825
CVS Health Corp.	6,233	408,386
United Rentals, Inc.*	3,471	355,882
Bristol-Myers Squibb Co.	6,484	337,038
S&P Global, Inc.	1,580	268,505
IDEXX Laboratories, Inc.*	1,400	260,428
Stryker Corp.	1,249	195,781
Total Consumer, Non-cyclical		51,218,902
Technology - 16.8%
Apple, Inc.	39,438	6,220,950
Microsoft Corp.	37,849	3,844,323
Intel Corp.	57,279	2,688,103
Adobe, Inc.*	8,724	1,973,718
Accenture plc — Class A	12,628	1,780,674
Oracle Corp.	38,912	1,756,877
Texas Instruments, Inc.	17,340	1,638,630
HP, Inc.	68,462	1,400,733
Applied Materials, Inc.	29,765	974,506
QUALCOMM, Inc.	16,359	930,991
Lam Research Corp.	6,633	903,216
Intuit, Inc.	4,476	881,100
Ultimate Software Group, Inc.*	3,274	801,704
salesforce.com, Inc.*	5,545	759,498
Xilinx, Inc.	7,552	643,204
NetApp, Inc.	8,825	526,588
Paychex, Inc.	7,794	507,779
International Business Machines Corp.	4,235	481,392
Cognizant Technology Solutions Corp. — Class A	7,340	465,943
Micron Technology, Inc.*	12,613	400,211
Cirrus Logic, Inc.*	11,840	392,851
KLA-Tencor Corp.	3,588	321,090
Jack Henry & Associates, Inc.	2,440	308,709
Activision Blizzard, Inc.	6,138	285,847
Cerner Corp.*	2,988	156,691
Total Technology		31,045,328
Communications - 16.2%
Alphabet, Inc. — Class A*	3,837	4,009,512
Verizon Communications, Inc.	71,249	4,005,619
AT&T, Inc.	94,736	2,703,765
Cisco Systems, Inc.	62,252	2,697,379
Facebook, Inc. — Class A*	18,764	2,459,773
Omnicom Group, Inc.	33,474	2,451,636
Amazon.com, Inc.*	1,464	2,198,884
Walt Disney Co.	19,011	2,084,556
Comcast Corp. — Class A	47,485	1,616,864
AMC Networks, Inc. — Class A*	25,265	1,386,543
CenturyLink, Inc.	80,147	1,214,227
FactSet Research Systems, Inc.	4,983	997,248
T-Mobile US, Inc.*	15,357	976,859
Juniper Networks, Inc.	28,159	757,759
Netflix, Inc.*	1,123	300,582
Twilio, Inc. — Class A*	1,514	135,200
Total Communications		29,996,406
Industrial - 10.0%
Cummins, Inc.	16,811	2,246,622
3M Co.	10,623	2,024,106
Union Pacific Corp.	14,572	2,014,287
Caterpillar, Inc.	14,191	1,803,250
Eaton Corporation plc	21,995	1,510,177
Norfolk Southern Corp.	9,231	1,380,404
FedEx Corp.	7,882	1,271,603
Lockheed Martin Corp.	4,617	1,208,915
Mettler-Toledo International, Inc.*	1,502	849,501
Corning, Inc.	26,036	786,548
Oshkosh Corp.	12,082	740,748
AECOM*	23,497	622,671
Ryder System, Inc.	11,666	561,718
Rockwell Automation, Inc.	2,528	380,413
Illinois Tool Works, Inc.	2,940	372,469
Boeing Co.	970	312,825
United Parcel Service, Inc. — Class B	2,796	272,694
Waste Management, Inc.	1,913	170,238
Total Industrial		18,529,189
Financial - 9.9%
Mastercard, Inc. — Class A	13,848	2,612,425
JPMorgan Chase & Co.	22,564	2,202,698
Visa, Inc. — Class A	10,548	1,391,703
MetLife, Inc.	28,325	1,163,024
Prudential Financial, Inc.	13,933	1,136,236

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Financial - 9.9% (continued)
Hartford Financial Services Group, Inc.	25,526	$1,134,631
Ventas, Inc. REIT	16,663	976,285
Marsh & McLennan Companies, Inc.	11,758	937,700
BlackRock, Inc. — Class A	2,047	804,102
Progressive Corp.	13,203	796,537
T. Rowe Price Group, Inc.	7,783	718,526
Aflac, Inc.	14,585	664,493
State Street Corp.	10,489	661,541
American Tower Corp. — Class A REIT	4,022	636,240
Citigroup, Inc.	11,633	605,614
Franklin Resources, Inc.	18,154	538,448
Bank of New York Mellon Corp.	8,196	385,786
Allstate Corp.	3,736	308,706
Nasdaq, Inc.	3,773	307,764
American Express Co.	2,165	206,368
Prologis, Inc. REIT	2,963	173,988
Total Financial		18,362,815
Consumer, Cyclical - 7.6%
Home Depot, Inc.	14,751	2,534,517
Delta Air Lines, Inc.	27,936	1,394,006
Southwest Airlines Co.	29,619	1,376,691
Alaska Air Group, Inc.	21,370	1,300,365
JetBlue Airways Corp.*	77,834	1,250,014
Walgreens Boots Alliance, Inc.	13,597	929,083
Darden Restaurants, Inc.	8,987	897,442
Nordstrom, Inc.	16,118	751,260
Tractor Supply Co.	8,898	742,449
Starbucks Corp.	9,312	599,693
Costco Wholesale Corp.	2,637	537,183
L Brands, Inc.	16,394	420,834
VF Corp.	4,513	321,957
BorgWarner, Inc.	8,306	288,551
Best Buy Company, Inc.	4,736	250,818
Ross Stores, Inc.	2,925	243,360
Kohl's Corp.	2,659	176,398
Total Consumer, Cyclical		14,014,621
Energy - 6.3%
Chevron Corp.	32,517	3,537,524
ONEOK, Inc.	32,022	1,727,587
ConocoPhillips	27,086	1,688,812
Occidental Petroleum Corp.	24,999	1,534,439
Phillips 66	17,680	1,523,132
Valero Energy Corp.	20,294	1,521,441
Marathon Petroleum Corp.	3,692	217,865
Total Energy		11,750,800
Utilities - 4.0%
Duke Energy Corp.	13,889	1,198,621
NextEra Energy, Inc.	5,579	969,742
Sempra Energy	8,583	928,595
WEC Energy Group, Inc.	13,193	913,747
Pinnacle West Capital Corp.	10,322	879,434
American Water Works Company, Inc.	9,289	843,163
American Electric Power Company, Inc.	10,290	769,074
Entergy Corp.	3,681	316,824
Exelon Corp.	5,510	248,501
PG&E Corp.*	10,449	248,164
Total Utilities		7,315,865
Basic Materials - 0.7%
Domtar Corp.	22,284	782,837
Eastman Chemical Co.	6,921	505,994
Total Basic Materials		1,288,831
Total Common Stocks
(Cost $194,292,846)		183,522,757

EXCHANGE-TRADED FUNDS† - 0.5%
SPDR S&P 500 ETF Trust	3,750	937,200
Total Exchange-Traded Funds
(Cost $1,069,295)		937,200

MONEY MARKET FUND† - 0.6%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.20%[1]	1,164,482	1,164,482
Total Money Market Fund
(Cost $1,164,482)		1,164,482
Total Investments - 100.3%
(Cost $196,526,623)		$185,624,439
Other Assets & Liabilities, net - (0.3)%		(508,145)
Total Net Assets - 100.0%		$185,116,294

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$183,522,757	$—	$—	$183,522,757
Exchange-Traded Funds	937,200	—	—	937,200
Money Market Fund	1,164,482	—	—	1,164,482
Total Assets	$185,624,439	$—	$—	$185,624,439

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
EXCHANGE-TRADED FUNDS† - 9.5%
Invesco S&P High Income Infrastructure ETF	24,322	$571,081
Total Exchange-Traded Funds
(Cost $570,713)		571,081

MUTUAL FUNDS† - 79.4%
Guggenheim Limited Duration Fund - Institutional Class[1]	51,406	1,265,105
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	48,979	1,216,140
Guggenheim Investment Grade Bond Fund - Institutional Class[1]	59,521	1,091,011
Guggenheim High Yield Fund - Institutional Class[1]	59,905	621,216
Guggenheim Risk Managed Real Estate Fund - Institutional Class[1]	10,204	282,544
Guggenheim World Equity Income Fund - Institutional Class[1]	20,472	278,014
Total Mutual Funds
(Cost $4,765,792)		4,754,030

CLOSED-END FUNDS† - 8.4%
Western Asset Premier Bond Fund	1,300	15,717
BlackRock Enhanced Capital and Income Fund, Inc.	1,076	15,150
BlackRock Multi-Sector Income Trust	950	14,592
Neuberger Berman High Yield Strategies Fund, Inc.	1,496	14,466
John Hancock Investors Trust	1,000	14,120
Nuveen Global High Income Fund	1,025	13,991
Eaton Vance Enhanced Equity Income Fund II	946	13,878
Apollo Tactical Income Fund, Inc.	975	13,426
Royce Value Trust, Inc.	1,135	13,393
BlackRock Limited Duration Income Trust	1,000	13,370
Invesco Dynamic Credit Opportunities Fund	1,270	13,043
PIMCO Corporate & Income Opportunity Fund	850	13,039
Ares Dynamic Credit Allocation Fund, Inc.	925	12,765
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,250	12,750
PIMCO Corporate & Income Strategy Fund	850	12,657
PIMCO Dynamic Credit and Mortgage Income Fund	600	12,630
John Hancock Premium Dividend Fund	900	12,474
Blackstone / GSO Strategic Credit Fund	925	12,460
Eaton Vance Tax-Advantaged Dividend Income Fund	650	12,343
Ivy High Income Opportunities Fund	1,015	12,312
Western Asset High Income Fund II, Inc.	2,108	12,142
AllianzGI Diversified Income & Convertible Fund	650	12,103
BlackRock Corporate High Yield Fund, Inc.	1,300	12,064
BlackRock Credit Allocation Income Trust	1,078	12,052
Reaves Utility Income Fund	400	11,772
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,100	11,748
Brookfield Real Assets Income Fund, Inc.	600	11,442
KKR Income Opportunities Fund	800	11,400
DoubleLine Income Solutions Fund	650	11,265
Western Asset Global Corporate Defined Opportunity Fund, Inc.	750	11,235
AllianceBernstein Global High Income Fund, Inc.	1,050	11,056
Nuveen Senior Income Fund	2,000	11,000
Eaton Vance Tax-Managed Buy-Write Income Fund	800	10,760
Pioneer High Income Trust	1,350	10,759
Cohen & Steers Total Return Realty Fund, Inc.	1,000	10,750
Barings Global Short Duration High Yield Fund	665	10,607
Voya Global Advantage and Premium Opportunity Fund	1,150	10,580
Nuveen Short Duration Credit Opportunities Fund	700	10,031
General American Investors Company, Inc.	350	9,954
Calamos Convertible Opportunities and Income Fund	1,100	9,746
Tortoise Energy Infrastructure Corp.	450	8,955
Total Closed-End Funds
(Cost $560,749)		499,997

MONEY MARKET FUND† - 2.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares 2.22%[2]	149,000	149,000
Total Money Market Fund
(Cost $149,000)		149,000
Total Investments - 99.8%
(Cost $6,046,254)		$5,974,108
Other Assets & Liabilities, net - 0.2%		14,419
Total Net Assets - 100.0%		$5,988,527

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2018.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$571,081	$—	$—	$571,081
Mutual Funds	4,754,030	—	—	4,754,030
Closed-End Funds	499,997	—	—	499,997
Money Market Fund	149,000	—	—	149,000
Total Assets	$5,974,108	$—	$—	$5,974,108

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 09/30/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$639,499	$628,527	$–	$–	$(51,886)	$1,216,140	48,979	$13,372	$6
Guggenheim High Yield Fund - Institutional Class	1,072,867	14,703	(419,998)	24,069	(70,425)	621,216	59,905	14,581	2,178
Guggenheim Investment Grade Bond Fund - Institutional Class	1,278,508	7,069	(194,680)	(3,513)	3,627	1,091,011	59,521	6,976	–
Guggenheim Limited Duration Fund - Institutional Class	1,286,329	7,885	(24,991)	(41)	(4,077)	1,265,105	51,406	7,812	24
Guggenheim Risk Managed Real Estate Fund - Institutional Class	469,932	4,095	(173,075)	(2,806)	(15,602)	282,544	10,204	1,453	2,641
Guggenheim World Equity Income Fund - Institutional Class	316,169	4,712	–	–	(42,867)	278,014	20,472	2,138	2,574
	$5,063,304	$666,991	$(812,744)	$17,709	$(181,230)	$4,754,030		$46,332	$7,423

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 0.0%
Consumer, Non-cyclical - 0.0%
Targus Group International, Inc.*,†††,1,2	12,773	$32,974
Energy - 0.0%
Titan Energy LLC*	10,110	3,033
Technology – 0.0%
Aspect Software Parent, Inc.*,†††,1,2	758	–
Total Common Stocks
(Cost $317,262)		36,007

WARRANT††† - 0.0%
Aspect Software, Inc.*,1,2	604,850	–
Total Warrant
(Cost $–)		–

MONEY MARKET FUND† - 10.9%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 2.19%[3]	263,701,304	263,701,304
Total Money Market Fund
(Cost $263,701,304)		263,701,304

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,7 - 85.6%
Industrial - 17.0%
Engineered Machinery Holdings, Inc.
6.05% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/19/24	29,577,392	28,505,211
Flex Acquisition Company, Inc.
5.35% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/29/23	28,237,113	26,566,323
Lineage Logistics LLC
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/27/25	27,140,262	25,613,622
Quikrete Holdings, Inc.
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/15/23	25,480,769	24,222,784
VC GB Holdings, Inc.
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24	25,741,584	24,197,089
TransDigm Group, Inc.
5.02% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/30/25	17,926,002	16,875,718
5.02% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/09/23	1,898,730	1,787,180
USIC Holding, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/08/23	19,620,344	18,590,276
BWAY Holding Co.
5.66% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	17,311,048	16,243,475
GYP Holdings III Corp.
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/01/25	16,985,845	15,966,694
Advanced Disposal Services, Inc.
4.67% (1 Week USD LIBOR + 2.25%, Rate Floor: 3.00%) due 11/10/23	15,998,731	15,343,743
Altra Industrial Motion Corp.
4.52% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	15,761,194	14,933,731
Arctic Long Carriers
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/18/23	15,223,175	14,690,364
Hayward Industries, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	14,269,375	13,692,607
CHI Overhead Doors, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/29/22	14,175,909	13,679,752
CPG International LLC
6.63% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/05/24	12,655,496	12,117,637
Blitz F18-675 GmbH
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/31/25	EUR 10,452,373	11,896,206
Hillman Group, Inc.
6.80% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	12,050,000	11,417,375
American Bath Group LLC
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/30/23	11,770,385	11,299,570
Hanjin International Corp.
4.94% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/19/20	9,750,000	9,433,125
Charter Nex US, Inc.
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/16/24	9,974,684	9,417,797

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 85.6% (continued)
Industrial - 17.0% (continued)
Titan Acquisition Ltd. (Husky)
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	10,123,500	$9,233,442
STS Operating, Inc. (SunSource)
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	9,153,767	8,879,154
Duran Group Holding GMBH
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/29/24	EUR 4,003,529	4,449,895
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/20/24	EUR 1,350,000	1,500,516
Gates Global LLC
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/01/24	5,115,938	4,848,937
Thermasys Corp.
8.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 1.25%) due 05/03/19	5,971,875	4,299,750
12.40% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 11/11/18†††,1	485,382	478,102
Pelican Products, Inc.
5.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	4,746,150	4,485,112
Verallia Packaging Sasu
2.75% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 08/01/25	EUR 3,650,000	4,080,246
Minerva Bidco Ltd.
5.82% (3 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 07/28/25	GBP 3,100,000	3,932,255
RBS Global, Inc.
4.52% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 08/21/24	3,788,888	3,665,749
Consolidated Container Co. LLC
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/22/24	3,703,219	3,530,390
Corialis Group Ltd.
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/29/24	EUR 3,075,000	3,471,329
Reece Ltd.
4.81% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/02/25	3,192,000	3,048,360
Survitec
4.75% (6 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 03/12/22	EUR 2,700,000	2,923,685
KUEHG Corp. (KinderCare)
6.55% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/21/25	2,872,849	2,752,563
Filtration Group Corp.
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/29/25	2,654,563	2,552,814
YAK MAT (YAK ACCESS LLC)
12.43% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,550,000	2,014,500
Wencor Group
6.14% ((1 Month USD LIBOR + 3.50%) and (Commercial Prime Lending Rate + 2.50%), Rate Floor: 3.50%) due 06/19/19	2,148,462	2,014,183
Penn Engineering & Manufacturing Corp.
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 06/27/24	1,975,000	1,902,577
Tank Holdings Corp.
5.64% ((3 Month USD LIBOR + 3.25%) and (1 Month USD LIBOR + 3.25%), Rate Floor: 4.25%) due 03/16/22	1,660,870	1,596,511
Fly Leasing Ltd.
4.60% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 02/09/23	1,491,979	1,440,998
Total Industrial		413,591,347
Technology - 15.9%
Optiv, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	30,786,385	28,438,923
Misys Ltd.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	28,106,745	26,119,317
Press Ganey Holdings, Inc.
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 10/23/23	26,873,883	25,765,335
LANDesk Group, Inc.
6.60% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	23,039,020	22,319,051
TIBCO Software, Inc.
6.01% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/04/20	19,009,891	18,692,996

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 85.6% (continued)
Technology - 15.9% (continued)
Seattle Spnco
5.02% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/21/24	19,342,944	$17,972,883
GTT Communications B.V.
3.25% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/31/25	EUR 16,019,500	17,683,127
Planview, Inc.
7.77% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	15,760,000	15,760,000
Peak 10 Holding Corp.
6.31% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	17,182,500	15,578,857
Solera LLC
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/03/23	16,005,966	15,055,692
First Data Corp.
4.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/26/24	14,205,407	13,537,753
Evergood 4 ApS (Nets)
3.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 02/06/25	EUR 11,950,342	13,494,562
WEX, Inc.
4.77% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 06/30/23	11,700,990	11,228,738
Vantiv LLC
4.19% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/09/24	11,562,625	11,066,357
Cologix Holdings, Inc.
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/20/24	9,553,515	9,051,955
9.52% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 03/20/25	1,900,000	1,830,327
Micron Technology, Inc.
4.53% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/29/25	11,304,167	10,691,820
IRIS Software Group
5.23% (1 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 09/08/25	GBP 7,500,000	9,513,520
Greenway Health LLC
6.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	8,783,123	8,519,630
Eiger Acquisition B.V.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/12/24	EUR 7,400,000	8,386,667
Informatica LLC
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 08/05/22	8,649,897	8,379,588
Cvent, Inc.
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	8,598,840	8,211,893
Jaggaer
6.53% ((1 Month USD LIBOR + 4.00%) and (Commercial Prime Lending Rate + 3.00%), Rate Floor: 5.00%) due 12/28/24	8,138,500	7,975,730
EIG Investors Corp.
6.44% ((3 Month USD LIBOR + 3.75%) and (1 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 02/09/23	7,961,282	7,689,245
Park Place Technologies LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/29/25	6,801,625	6,699,601
10.52% (1 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 03/29/26	408,434	404,349
MA Financeco LLC
4.77% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/19/21	6,227,938	5,916,541
Aspect Software, Inc.
13.52% (3 Month USD LIBOR + 11.00%, Rate Floor: 12.00%) due 05/25/20[2]	6,718,039	5,575,972
Refinitiv (Financial & Risk Us Holdings, Inc.)
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	5,800,000	5,510,000
PISWBidCo GmbH
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/25	EUR 4,800,000	5,452,045
Epicor Software
5.78% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/01/22	4,980,972	4,750,602
Equian LLC
5.76% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 05/20/24	4,260,125	4,108,890

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 85.6% (continued)
Technology - 15.9% (continued)
Flexera Software LLC
5.78% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/26/25	3,452,146	$3,317,512
Brave Parent Holdings, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	3,241,855	3,120,285
Miami Escrow Borrower LLC
5.02% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/21/24	2,864,244	2,661,369
Sabre GLBL, Inc.
4.52% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	2,345,468	2,265,324
EXC Holdings III Corp.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	2,009,813	1,934,444
Targus Group International, Inc.
due 05/24/16†††,1,2,4	152,876	–
Total Technology		384,680,900
Consumer, Cyclical - 15.8%
Zephyr Bidco Ltd.
5.48% (1 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP 14,265,000	17,976,508
8.23% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 8,542,917	10,771,736
CD&R Firefly Bidco Ltd.
5.32% (3 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 06/23/25	GBP 17,450,000	21,801,099
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/23/25	EUR 2,500,000	2,824,567
Mavis Tire Express Services Corp.
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	22,965,215	22,104,019
American Tire Distributors, Inc.
10.02% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/01/21	16,940,254	13,749,896
11.25% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 10/05/19	3,361,909	3,345,100
Peer Holding III BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	EUR 15,075,000	16,851,456
Navistar Inc.
5.89% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	17,368,750	16,717,422
Crown Finance US, Inc.
5.02% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/28/25	14,043,875	13,248,009
2.63% (1 Month EURIBOR + 2.63%, Rate Floor: 2.63%) due 02/28/25	EUR 2,863,288	3,203,030
Cartrawler
3.75% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 04/29/21	EUR 14,363,130	16,334,830
Petco Animal Supplies, Inc.
5.78% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	17,842,919	12,995,533
EG Finco Ltd.
6.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	6,500,885	6,248,975
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR 5,463,463	6,070,588
At Home Holding III Corp.
6.03% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	12,062,500	11,670,469
Amaya Holdings B.V.
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/10/25	EUR 10,100,000	11,467,151
GVC Holdings plc
2.75% (6 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 03/29/24	EUR 6,350,000	7,190,773
4.53% (6 Month GBP LIBOR + 3.50%, Rate Floor: 3.50%) due 03/29/24	GBP 2,700,000	3,424,867
AI Aqua Zip Bidco Pty Ltd.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	10,855,800	10,340,150
Argo Merchants
6.55% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/06/24	10,645,486	10,193,053
Party City Holdings, Inc.
5.03% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 08/19/22	9,961,768	9,592,385
Sapphire Bidco B.V.
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/05/25	EUR 8,100,000	8,979,890

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 85.6% (continued)
Consumer, Cyclical - 15.8% (continued)
Burlington Stores, Inc.
4.48% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 11/17/24	8,693,188	$8,432,393
Life Time Fitness, Inc.
5.46% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 06/10/22	8,746,074	8,398,680
Packers Sanitation Services, Inc.
5.43% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 12/04/24	8,628,500	8,326,502
IBC Capital Ltd.
6.55% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	8,585,125	8,252,451
Leslie's Poolmart, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	8,600,556	8,186,698
Truck Hero, Inc.
6.26% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/22/24	8,386,146	8,096,153
NVA Holdings, Inc
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 02/03/25	7,705,628	7,243,291
National Vision, Inc.
5.02% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/20/24	6,927,791	6,702,638
Stars Group (Amaya)
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/10/25	6,616,750	6,379,672
Columbus Finance, Inc.
4.75% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 07/05/24	EUR 5,500,000	6,282,617
Wyndham Hotels & Resorts, Inc.
4.27% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 05/30/25	6,483,750	6,224,400
Eldorado Resorts, Inc.
4.50% (2 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/17/24	6,394,500	6,101,440
IRB Holding Corp.
5.68% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/05/25	5,800,000	5,518,700
Prime Security Services Borrower LLC
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/02/22	5,536,582	5,265,289
Midas Intermediate Holdco II LLC
5.56% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	5,211,625	4,922,797
Nellson Nutraceutical (US)
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/21	4,045,134	3,964,231
Belmond Interfin Ltd.
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/03/24	3,940,000	3,897,330
Belk, Inc.
7.36% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	4,072,354	3,274,865
AMC Entertainment Holdings, Inc.
4.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/15/23	3,144,000	3,013,524
International Car Wash Group Ltd.
5.84% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 10/03/24	2,912,367	2,781,311
Geo Group, Inc.
4.53% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 03/22/24	2,505,375	2,329,999
Alexander Mann
6.23% (1 Month GBP LIBOR + 5.50%, Rate Floor: 5.50%) due 08/11/25	GBP 1,540,000	1,886,358
Total Consumer, Cyclical		382,582,845
Consumer, Non-cyclical - 13.7%
Examworks Group, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/27/23	24,724,897	24,001,693
Dole Food Company, Inc.
5.25% ((1 Month USD LIBOR + 2.75%) and (3 Month USD LIBOR + 2.75%) and (Commercial Prime Lending Rate + 1.75%), Rate Floor: 3.75%) due 04/06/24	24,613,963	23,844,777
DJO Finance LLC
5.71% ((3 Month USD LIBOR + 3.25%) and (1 Month USD LIBOR + 3.25%), Rate Floor: 4.25%) due 06/08/20	21,927,250	21,609,305

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 85.6% (continued)
Consumer, Non-cyclical - 13.7% (continued)
Diamond (BC) B.V.
5.53% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	10,840,500	$9,973,260
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 09/06/24	EUR 9,009,000	9,919,913
Sterigenics-Norion Holdings
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/15/22	17,172,662	16,414,146
Albertson's LLC
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 11/17/25	10,690,000	10,115,412
5.82% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 12/21/22	6,189,986	5,931,183
Sigma Holding BV (Flora Food)
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR 14,000,000	15,550,957
IQVIA Holdings, Inc.
4.27% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	15,223,500	14,662,210
Aspen Dental
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/30/25	15,372,750	14,578,440
Endo Luxembourg Finance Co.
6.81% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	14,704,219	13,895,487
Springs Window Fashions
6.72% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	11,741,000	11,381,491
10.97% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000	1,242,000
Chobani LLC
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 10/10/23	13,503,918	12,550,271
US Foods, Inc.
4.52% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/27/23	13,084,205	12,528,126
CPI Holdco LLC
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/24	10,750,947	10,441,857
Immucor, Inc.
7.80% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	10,391,758	10,196,913
PAREXEL International Corp.
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 09/27/24	10,480,338	9,445,404
Cidron New Bidco Ltd.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 04/16/25	EUR 8,125,000	9,251,998
Syneos Health, Inc.
4.52% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 08/01/24	8,393,032	8,083,581
AI Aqua Zip Bidco Pty Ltd.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	8,278,030	7,895,171
Smart & Final Stores LLC
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/15/22	8,298,839	7,619,413
JBS USA Lux SA
5.26% ((3 Month USD LIBOR + 2.50%) and (1 Month USD LIBOR + 2.50%), Rate Floor: 3.25%) due 10/30/22	7,831,551	7,518,289
Alpha Bidco SAS
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/25	EUR 6,195,620	7,019,502
Recess Holdings, Inc.
6.41% ((3 Month USD LIBOR + 3.75%) and (1 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 09/30/24	5,724,056	5,514,155
Avantor, Inc.
6.57% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/21/24	4,389,525	4,243,222
Global Healthcare Exchange LLC
6.06% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/28/24	3,546,000	3,339,162
Cheese Bidco B.V.
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/25	EUR 2,904,380	3,290,599
CTI Foods Holding Co. LLC
6.10% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/29/20	3,662,453	2,722,412
due 06/28/21[5]	7,420,000	544,109
Stratose Intermediate Holdings II LLC
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/22/23	3,250,500	3,189,553

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 85.6% (continued)
Consumer, Non-cyclical - 13.7% (continued)
Agiliti
3.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 10/18/25	2,700,000	$2,605,500
Arctic Glacier Group Holdings, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,382,744	2,275,521
Universal Health Services, Inc.
4.27% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/31/25	2,200,000	2,161,500
Valeant Pharmaceuticals International, Inc.
5.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/01/25	2,189,046	2,086,292
BCPE Eagle Buyer LLC
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	2,122,990	1,974,381
Nellson Nutraceutical (CAD)
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/21	1,658,712	1,625,537
Acadia Healthcare Co., Inc.
5.02% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/16/23	1,278,318	1,230,777
Catalent Pharma Solutions, Inc.
4.77% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.25%) due 05/20/24	641,785	621,729
Jacobs Douwe Egberts
4.56% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/01/25	588,495	572,311
Total Consumer, Non-cyclical		333,667,559
Communications - 10.2%
SFR Group S.A.
6.14% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 01/31/26	29,329,864	27,159,454
Cengage Learning Acquisitions, Inc.
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	24,758,699	21,137,740
CSC Holdings, LLC
4.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	21,436,062	20,289,232
Sprint Communications, Inc.
5.06% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	20,710,427	19,657,716
Mcgraw-Hill Global Education Holdings LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	21,035,624	18,938,582
Internet Brands, Inc.
6.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	16,567,193	15,676,707
Market Track LLC
6.87% (2 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	13,676,875	12,993,031
Radiate HoldCo LLC
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 02/01/24	13,053,249	12,284,283
Authentic Brands
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	11,899,375	11,304,406
WMG Acquisition Corp.
4.65% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 11/01/23	11,662,894	11,205,126
Ziggo Secured Finance BV
4.96% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/15/25	11,275,000	10,598,500
Imagine Print Solutions LLC
7.28% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	10,561,875	10,139,400
Charter Communications Operating, LLC
4.53% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/30/25	10,444,500	9,988,911
Houghton Mifflin Co.
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	10,520,937	9,508,297
Virgin Media Bristol LLC
4.96% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/26	10,000,000	9,448,800
Trader Corp.
5.51% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 09/28/23	9,052,876	8,668,129
Telenet Financing USD LLC
4.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/15/26	7,070,000	6,711,692
GTT Communications, Inc.
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	6,268,500	5,887,187

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 85.6% (continued)
Communications - 10.2% (continued)
Level 3 Financing, Inc.
4.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/22/24	4,450,000	$4,216,375
Match Group, Inc.
5.09% (2 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/16/22	2,471,875	2,447,156
SFR Group SA
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/25	493,916	450,945
Total Communications		248,711,669
Financial - 7.3%
National Financial Partners Corp.
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/08/24	26,937,406	25,422,177
Amwins Group LLC
5.24% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 01/25/24	26,045,832	24,841,213
AlixPartners, LLP
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/04/24	24,936,548	23,903,427
Alliant Holdings Intermediate LLC
5.21% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/09/25	18,132,744	17,100,266
HUB International Ltd.
5.24% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	17,014,500	16,030,892
LPL Holdings, Inc.
4.73% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 09/23/24	16,000,000	15,370,080
Delos Finance S.A.R.L (International Lease Finance)
4.55% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	11,250,000	10,918,125
Aretec Group, Inc.
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	7,850,000	7,621,015
HarbourVest Partners LP
4.69% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/03/25	7,503,049	7,268,579
Camelia Bidco Banc Civica
5.66% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP 5,600,000	7,085,580
USI, Inc.
5.80% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	7,064,575	6,649,531
PSS Companies
7.30% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 01/28/20	5,477,513	5,340,575
Jefferies Finance LLC
4.94% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.50%) due 08/02/24	5,431,250	5,309,047
Advisor Group, Inc.
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/15/25	3,192,000	3,128,160
Total Financial		175,988,667
Basic Materials - 4.1%
Alpha 3 B.V.
5.80% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/31/24	25,653,296	24,332,151
PQ Corp.
5.03% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/08/25	17,617,548	16,648,583
GrafTech Finance, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	17,540,250	16,575,536
Messer Industries USA, Inc.
2.50% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 09/27/25	12,075,000	11,431,040
2.75% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 09/27/25	EUR 2,000,000	2,261,190
LTI Holdings, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	9,127,125	8,571,922
Arch Coal, Inc.
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 03/07/24	6,750,098	6,547,595
PMHC II, Inc. (Prince)
6.16% ((6 Month USD LIBOR + 3.50%) and (1 Month USD LIBOR + 3.50%) and (12 Month USD Libor + 3.50%), Rate Floor: 4.50%) due 03/29/25	5,329,725	4,850,050
HB Fuller Co.
4.47% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/20/24	4,156,643	3,901,010
Platform Specialty Products
5.02% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.50%) due 06/07/20	1,746,624	1,737,350

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 85.6% (continued)
Basic Materials - 4.1% (continued)
Pregis Holding I Corp.
6.31% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/20/21	1,342,734	$1,262,170
Minerals Technologies, Inc.
4.80% ((1 Month USD LIBOR + 2.25%) and (3 Month USD LIBOR + 2.25%), Rate Floor: 3.00%) due 02/14/24	768,283	743,314
Total Basic Materials		98,861,911
Energy - 1.4%
Ultra Petroleum, Inc.
6.47% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 04/12/24	16,726,793	14,865,938
Penn Virginia Holding Corp.
9.53% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 09/29/22	10,890,000	10,781,100
Permian Production Partners
8.51% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24	8,580,000	8,322,600
Summit Midstream Partners, LP
8.52% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	755,833	738,827
Total Energy		34,708,465
Utilities - 0.2%
Helix Gen Funding LLC
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 06/03/24	5,655,519	5,279,088
Total Senior Floating Rate Interests
(Cost $2,204,413,807)		2,078,072,451

CORPORATE BONDS†† - 4.6%
Energy - 1.2%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21[5]	5,500,000	5,666,804
5.63% due 04/15/23[5]	4,200,000	4,425,040
CNX Resources Corp.
5.88% due 04/15/22[5]	6,750,000	6,480,000
Unit Corp.
6.63% due 05/15/21[5]	4,000,000	3,640,000
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[5,6]	4,000,000	3,460,000
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25	3,200,000	3,184,000
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[5,6]	1,268,000	1,191,920
Total Energy		28,047,764
Financial - 1.1%
Nexi Capital SpA
3.63% due 05/01/23	EUR 15,000,000	16,973,187
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22[5]	5,000,000	4,900,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24[5]	2,796,000	2,614,260
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[5]	1,700,000	1,697,875
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[5,6]	1,050,000	1,047,375
Total Financial		27,232,697
Communications - 1.0%
DISH DBS Corp.
7.75% due 07/01/26[5]	10,700,000	8,854,250
Ziggo BV
5.50% due 01/15/27[5,6]	5,000,000	4,475,000
Midcontinent Communications / Midcontinent Finance Corp.
6.87% due 08/15/23[5,6]	4,000,000	4,100,000
Anixter, Inc.
5.50% due 03/01/23[5]	3,000,000	2,992,500
Inmarsat Finance plc
4.88% due 05/15/22[5,6]	3,095,000	2,918,276
MDC Partners, Inc.
6.50% due 05/01/24[5,6]	1,700,000	1,547,000
Total Communications		24,887,026
Industrial - 0.6%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxemburg
5.85% (3 Month USD LIBOR + 3.50%) due 07/15/21[5,6,7]	7,500,000	7,471,875
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.62% due 05/15/23[5,6]	2,100,000	2,005,500
4.25% due 09/15/22[5,6]	1,500,000	1,428,750
Novelis Corp.
6.25% due 08/15/24[5,6]	3,000,000	2,820,000
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[5,6]	750,000	725,625
Total Industrial		14,451,750
Consumer, Non-cyclical - 0.4%
Nathan's Famous, Inc.
6.63% due 11/01/25[6]	4,275,000	4,157,437

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 4.6% (continued)
Consumer, Non-cyclical - 0.4% (continued)
ServiceMaster Co. LLC
5.12% due 11/15/24[5,6]	4,000,000	$3,780,000
HCA, Inc.
4.50% due 02/15/27[5]	1,500,000	1,417,500
Total Consumer, Non-cyclical		9,354,937
Utilities - 0.1%
AES Corp.
6.00% due 05/15/26[5]	2,000,000	2,030,000
5.50% due 04/15/25[5]	1,059,000	1,051,057
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5,8]	630,000	560,700
Total Utilities		3,641,757
Technology - 0.1%
NCR Corp.
5.87% due 12/15/21[5]	1,450,000	1,413,750
6.37% due 12/15/23[5]	800,000	775,200
Total Technology		2,188,950
Consumer, Cyclical - 0.1%
Lennar Corp.
4.12% due 01/15/22[5]	1,500,000	1,440,000
Basic Materials - 0.0%
Mirabela Nickel Ltd.
9.50% due 06/24/19 [4,8]	1,279,819	393,544
Eldorado Gold Corp.
6.13% due 12/15/20[5,6]	265,000	241,150
Total Basic Materials		634,694
Total Corporate Bonds
(Cost $119,564,426)		111,879,575

ASSET-BACKED SECURITIES†† - 1.4%
Collateralized Loan Obligations - 1.4%
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.88% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[6,7]	5,000,000	4,965,717
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,9]	6,000,000	4,845,686
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 5.07% (3 Month USD LIBOR + 2.95%, Rate Floor: 0.00%) due 12/15/28[6,7]	3,930,000	3,924,729
Jamestown CLO V Ltd.
2014-5A, 7.45% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 01/17/27[6,7]	4,000,000	3,509,416
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[9]	4,300,020	3,250,650
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.44% (3 Month USD LIBOR + 2.70%, Rate Floor: 0.00%) due 12/22/28[6,7]	3,000,000	3,000,168
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.84% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[6,7]	2,600,000	2,600,247
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,9]	3,000,000	2,547,901
Ares XXXIII CLO Ltd.
2016-1A, 4.82% (3 Month USD LIBOR + 2.80%, Rate Floor: 0.00%) due 12/05/25[6,7]	2,500,000	2,489,242
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[6,9]	2,071,948	1,129,371
Newstar Commercial Loan Funding LLC
2017-1A, 5.13% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[6,7]	1,000,000	995,132
ACIS CLO Ltd.
2015-6A, 5.91% (3 Month USD LIBOR + 3.37%, Rate Floor: 0.00%) due 05/01/27[6,7]	1,000,000	983,678
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[6,9]	1,250,000	10,105
Total Collateralized Loan Obligations		34,252,042
Collateralized Debt Obligations - 0.0%
N-Star REL CDO VIII Ltd.
2006-8A, 2.71% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[6,7]	724,597	720,575
Transport-Aircraft - 0.0%
Airplanes Pass Through Trust
2001-1A, 2.71% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[7,8]	896,492	22,243
Total Asset-Backed Securities
(Cost $37,036,884)		34,994,860

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.1%
Residential Mortgage Backed Securities - 1.1%
RALI Series Trust
2006-QO6, 2.69% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[7]	12,943,587	$5,154,682
2006-QO2, 2.12% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[7]	7,739,578	3,074,090
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 2.09% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[7]	4,241,187	3,831,911
American Home Mortgage Assets Trust
2006-4, 2.08% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46[7]	3,861,688	2,748,427
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.00% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[7]	3,100,125	2,715,026
Lehman XS Trust Series
2006-16N, 2.08% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 11/25/46[7]	2,341,032	2,175,283
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.04% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[6,7]	2,151,276	2,046,245
Nomura Resecuritization Trust
2015-4R, 4.99% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[6,7]	1,749,808	1,693,090
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 2.06% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 07/25/47[7]	1,457,472	1,342,479
Morgan Stanley Re-REMIC Trust
2010-R5, 3.72% due 06/26/36[6]	701,435	638,810
Alliance Bancorp Trust
2007-OA1, 2.14% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[7]	639,738	562,088
GSAA Home Equity Trust
2007-7, 2.17% (1 Month USD LIBOR + 0.27%) due 07/25/37[7]	557,289	529,459
New Century Home Equity Loan Trust
2004-4, 2.67% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.53%) due 02/25/35[7]	271,874	262,924
Total Residential Mortgage Backed Securities		26,774,514
Total Collateralized Mortgage Obligations
(Cost $26,283,730)		26,774,514
Total Investments - 103.6%
(Cost $2,651,317,413)		$2,515,458,711
Other Assets & Liabilities, net - (3.6)%		(87,589,969)
Total Net Assets - 100.0%		$2,427,868,742

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
Barclays	60,745,000	GBP	01/14/19	$76,452,139	$77,485,872	$(1,033,733)
Morgan Stanley	200,410,000	EUR	01/14/19	228,451,367	229,869,823	(1,418,456)
						$(2,452,189)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
Citigroup	6,255,000	EUR	01/14/19	$7,121,361	$7,174,471	$53,110
Morgan Stanley	160,000	GBP	01/14/19	202,522	204,095	1,573
JPMorgan Chase & Co.	95,000	EUR	01/14/19	107,899	108,965	1,066
						$55,749

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $16,271,076, (cost $16,237,488) or 0.7% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of December 31, 2018.
[4]	Security is in default of interest and/or principal obligations.
[5]	All or a portion of this security is pledged as reverse repurchase agreements collateral at December 31, 2018. At December 31, 2018, the total market value of the pledged securities was $87,171,407.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $77,470,020 (cost $80,097,558), or 3.2% of total net assets.
[7]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $976,487 (cost $2,526,699), or less than 0.1% of total net assets — See Note 6.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

USD — United States Dollar

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,033	$—	$32,974		$36,007
Warrant	—	—	—	*	—
Money Market Fund	263,701,304	—	—		263,701,304
Senior Floating Rate Interests	—	2,061,834,349	16,238,102		2,078,072,451
Corporate Bonds	—	111,879,575	—		111,879,575
Asset-Backed Securities	—	34,994,860	—		34,994,860
Collateralized Mortgage Obligations	—	26,774,514	—		26,774,514
Forward Foreign Currency Exchange Contracts**	—	55,749	—		55,749
Total Assets	$263,704,337	$2,235,539,047	$16,271,076		$2,515,514,460

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$2,452,189	$—	$2,452,189
Unfunded Loan Commitments (Note 5)	—	1,099,012	—	1,099,012
Total Liabilities	$—	$3,551,201	$—	$3,551,201

*	Security has a market value less than $1.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $74,302,324 are categorized as Level 2 within the disclosure hierarchy.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 09/30/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18		Shares/Face Amount 12/31/18	Investment Income	Capital Gain Distributions
Common Stocks
Aspect Software Parent, Inc.*,1	$	—**	$–	$–	$–	$—	$—	**	758	$–	$–
Targus Group International, Inc *,1		33,063	–	–	–	(89)	32,974		12,773	–	–
Warrants
Aspect Software, Inc.*,1		—**	–	–	–	—	—**		604,850	–	–
Mutual Funds
Guggenheim Strategy Fund II		7,554,385	61,982	(7,573,814)	309	(42,862)	–		–	58,319	4,053
Guggenheim Strategy Fund III		7,587,154	64,097	(7,593,287)	(66,940)	8,976	–		–	64,714	284
Guggenheim Ultra Short Duration Fund[4]		8,665,910	70,076	(8,689,421)	845	(47,410)	–		–	63,762	6,314
Senior Floating Rate Interests
Aspect Software, Inc. 13.52% (3 Month USD LIBOR + 11.00%, Rate Floor: 12.00%) due 05/25/20[2]		5,601,165	–	–	–	(25,193)	5,575,972		6,718,039	143,833	–
Targus Group International, Inc. due 05/24/16[1,2,3]		–**	–	–	–	-	-	**	152,876	–	–
		$29,441,677	$196,155	$(23,856,522)	$(65,786)	$(106,578)	$5,608,946			$330,628	$10,651

*	Non-income producing security.
**	Security has a market value less than $1.

[1]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $32,974, (cost $161,565) or less than 0.1% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security is in default of interest and/or principal obligations.
[4]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 0.6%
Utilities - 0.3%
TexGen Power LLC*,††	26,665	$1,026,603
Consumer, Cyclical - 0.2%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	567,896
Energy - 0.1%
SandRidge Energy, Inc.*	51,278	390,225
Approach Resources, Inc.*	26,183	22,832
Titan Energy LLC*	17,186	5,156
Total Energy		418,213
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,†††,1,2	12,825	33,107
Crimson Wine Group Ltd.*	8	63
Total Consumer, Non-cyclical		33,170
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	9,481
Financial - 0.0%
Jefferies Financial Group, Inc.	81	1,406
Technology – 0.0%
Aspect Software, Inc.*,†††,1,2	138	–
Total Common Stocks
(Cost $4,773,578)		2,056,769

PREFERRED STOCKS†† - 0.6%
Financial - 0.3%
Morgan Stanley 6.38%[3,4]	46,000	1,160,580
Industrial - 0.2%
Seapan Corp. 6.38% due 04/30/19	20,980	531,004
U.S. Shipping Corp.*,†††,1	14,718	–
Total Industrial		531,004
Communications - 0.1%
MediaNews Group, Inc.*,†††,1	11,074	515,827
Total Preferred Stocks
(Cost $2,213,132)		2,207,411

WARRANTS†† - 0.0%
SandRidge Energy, Inc.
$41.34, 10/04/22	488	49
SandRidge Energy, Inc.
$42.03, 10/04/22	205	20
Aspect Software, Inc.†††,1,2	58,710	–
Total Warrants
(Cost $43,811)		69

MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Securities Cash Management - Institutional Shares 2.20%[5]	3,544,182	3,544,182
Total Money Market Fund
(Cost $3,544,182)		3,544,182

	Face Amount~
CORPORATE BONDS†† - 81.3%
Financial - 17.7%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[6]	3,865,000	3,758,713
7.25% due 08/15/24[6]	2,500,000	2,312,500
7.50% due 04/15/21[6]	850,000	847,875
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[6]	5,400,000	5,158,620
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22[7]	4,225,000	4,140,500
Quicken Loans, Inc.
5.25% due 01/15/28[6]	4,350,000	3,849,750
Lincoln Finance Ltd.
7.38% due 04/15/21[6]	3,560,000	3,604,500
Hunt Companies, Inc.
6.25% due 02/15/26[6]	4,025,000	3,438,960
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[6]	3,350,000	3,350,000
Newmark Group, Inc.
6.13% due 11/15/23[6]	2,800,000	2,757,109
GEO Group, Inc.
5.88% due 10/15/24	2,000,000	1,765,000
6.00% due 04/15/26	1,050,000	921,375
Citigroup, Inc.
6.25%[3,4]	1,900,000	1,819,630
5.95%[3,4]	850,000	769,250
Greystar Real Estate Partners LLC
5.75% due 12/01/25[6]	2,550,000	2,492,625
CoreCivic, Inc.
4.75% due 10/15/27	2,700,000	2,234,250
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,200,000	2,144,900
AmWINS Group, Inc.
7.75% due 07/01/26[6]	2,200,000	2,079,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24	1,957,000	1,829,795
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[6]	1,850,000	1,822,250
JPMorgan Chase & Co.
6.13%[3,4]	1,250,000	1,240,625
6.00%[3,4]	500,000	488,750
HUB International Ltd.
7.00% due 05/01/26[6]	1,850,000	1,669,625
Springleaf Finance Corp.
7.13% due 03/15/26	1,250,000	1,115,625
NFP Corp.
6.88% due 07/15/25[6]	1,150,000	1,029,250
USIS Merger Sub, Inc.
6.88% due 05/01/25[6]	1,100,000	1,009,910
Goldman Sachs Group, Inc.
5.30% [3,4]	1,100,000	984,500
Assurant, Inc.
7.00% due 03/27/48[4]	950,000	902,500
Wilton Re Finance LLC
5.88% due 03/30/33[4,6]	650,000	676,687

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 81.3% (continued)
Financial - 17.7% (continued)
Hospitality Properties Trust
4.95% due 02/15/27	500,000	$489,937
EPR Properties
5.75% due 08/15/22	450,000	471,796
Wells Fargo & Co.
5.90% [3,4]	250,000	238,187
Total Financial		61,413,994
Communications - 14.2%
Altice France S.A.
7.38% due 05/01/26[6]	4,850,000	4,449,875
8.13% due 02/01/27[6]	1,600,000	1,508,000
EIG Investors Corp.
10.88% due 02/01/24	5,500,000	5,885,000
MDC Partners, Inc.
6.50% due 05/01/24[6,7]	5,855,000	5,328,050
Cengage Learning, Inc.
9.50% due 06/15/24[6]	7,100,000	4,828,000
Level 3 Financing, Inc.
5.38% due 01/15/24[7]	1,700,000	1,619,250
5.38% due 08/15/22	900,000	882,432
5.25% due 03/15/26	950,000	869,250
5.63% due 02/01/23	874,000	858,705
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]	5,234,000	4,082,520
Inmarsat Finance plc
4.88% due 05/15/22[6]	2,895,000	2,729,695
6.50% due 10/01/24[6]	715,000	668,525
DISH DBS Corp.
5.88% due 11/15/24[7]	3,350,000	2,696,750
7.75% due 07/01/26	560,000	463,400
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP 2,175,000	2,619,694
5.25% due 01/15/26[6]	250,000	229,063
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 02/01/28[6]	1,600,000	1,472,000
5.13% due 05/01/27[6]	1,000,000	931,400
CSC Holdings LLC
5.25% due 06/01/24	2,050,000	1,878,312
5.50% due 04/15/27[6]	550,000	511,500
Ziggo BV
5.50% due 01/15/27[6]	1,900,000	1,700,500
Altice Financing S.A.
6.63% due 02/15/23[6,7]	1,700,000	1,632,000
Anixter, Inc.
6.00% due 12/01/25[6]	1,400,000	1,389,500
Total Communications		49,233,421
Energy - 12.1%
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[6]	6,240,000	5,865,600
Unit Corp.
6.63% due 05/15/21	6,054,000	5,509,140
Indigo Natural Resources LLC
6.88% due 02/15/26[6]	5,450,000	4,687,000
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	4,417,000	4,240,320
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[6]	4,250,000	3,676,250
CNX Resources Corp.
5.88% due 04/15/22	2,150,000	2,064,000
Parkland Fuel Corp.
6.00% due 04/01/26[6]	2,100,000	1,968,750
PDC Energy, Inc.
5.75% due 05/15/26	1,325,000	1,179,250
6.13% due 09/15/24	850,000	786,250
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[6]	2,199,000	1,891,140
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	1,900,000	1,748,000
Pattern Energy Group, Inc.
5.88% due 02/01/24[6]	1,275,000	1,230,375
SRC Energy, Inc.
6.25% due 12/01/25	1,375,000	1,141,250
Bruin E&P Partners LLC
8.88% due 08/01/23[6]	1,250,000	1,112,500
Trinidad Drilling Ltd.
6.63% due 02/15/25[6]	1,075,000	1,084,138
Basic Energy Services, Inc.
10.75% due 10/15/23[6]	1,225,000	1,047,375
Range Resources Corp.
5.00% due 03/15/23	1,100,000	968,000
Murphy Oil USA, Inc.
5.63% due 05/01/27	1,000,000	960,000
NuStar Logistics, LP
5.63% due 04/28/27	550,000	512,875
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 09/20/23	1,017,000	401,715
SandRidge Energy, Inc.
7.50% due 03/15/21†††,1	250,000	–
Total Energy		42,073,928
Consumer, Cyclical - 10.9%
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24	1,575,000	1,464,750
5.88% due 03/01/27	1,575,000	1,393,875
5.75% due 03/01/25	1,350,000	1,235,250
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[6]	3,993,000	3,983,018
Williams Scotsman International, Inc.
6.88% due 08/15/23[6]	1,950,000	1,872,000
7.88% due 12/15/22[6]	1,650,000	1,612,875

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 81.3% (continued)
Consumer, Cyclical - 10.9% (continued)
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27[7]	3,150,000	$2,693,250
5.88% due 11/15/26[7]	500,000	428,750
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 01/15/22[7]	3,293,000	2,683,795
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[6]	2,500,000	2,331,250
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	2,000,000	2,005,000
Titan International, Inc.
6.50% due 11/30/23	2,150,000	1,924,250
Delphi Technologies plc
5.00% due 10/01/25[6]	2,080,000	1,747,200
HD Supply, Inc.
5.38% due 10/15/26[6]	1,800,000	1,746,000
JB Poindexter & Company, Inc.
7.13% due 04/15/26[6]	1,675,000	1,566,125
MGM Resorts International
5.25% due 03/31/20	1,525,000	1,528,812
VOC Escrow Ltd.
5.00% due 02/15/28[6]	1,475,000	1,360,687
Sabre GLBL, Inc.
5.38% due 04/15/23[6]	1,150,000	1,144,250
Party City Holdings, Inc.
6.63% due 08/01/26[6]	1,250,000	1,137,500
Wyndham Hotels & Resorts, Inc.
5.38% due 04/15/26[6]	975,000	936,000
Wabash National Corp.
5.50% due 10/01/25[6]	875,000	749,219
Eldorado Resorts, Inc.
6.00% due 09/15/26[6]	750,000	708,750
Allison Transmission, Inc.
4.75% due 10/01/27[6]	600,000	534,000
TVL Finance PLC
8.50% due 05/15/23	GBP 320,000	418,010
QVC, Inc.
4.85% due 04/01/24	400,000	386,537
American Tire Distributors, Inc.
10.25% due 03/01/22[6,8]	2,375,000	356,250
Total Consumer, Cyclical		37,947,403
Consumer, Non-cyclical - 9.4%
Bausch Health Companies, Inc.
7.00% due 03/15/24[6,7]	5,575,000	5,630,750
6.50% due 03/15/22[6]	1,000,000	1,005,000
Vector Group Ltd.
6.13% due 02/01/25[6]	7,335,000	6,234,750
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6]	4,927,000	4,483,570
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[6]	4,265,000	3,646,575
Nathan's Famous, Inc.
6.63% due 11/01/25[6]	3,050,000	2,966,125
Beverages & More, Inc.
11.50% due 06/15/22[6]	2,400,000	1,848,000
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88% due 10/15/24[6]	1,918,000	1,812,510
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[6]	1,950,000	1,482,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[9]	1,470,000	1,396,500
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[6]	1,375,000	1,113,750
Tenet Healthcare Corp.
6.00% due 10/01/20	700,000	708,750
DaVita, Inc.
5.00% due 05/01/25	450,000	408,375
Total Consumer, Non-cyclical		32,736,655
Industrial - 7.5%
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	5,701,000	5,793,641
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[6]	5,150,000	4,982,625
Cleaver-Brooks, Inc.
7.88% due 03/01/23[6]	2,775,000	2,677,875
Standard Industries, Inc.
4.75% due 01/15/28[6,7]	2,595,000	2,179,800
Yamana Gold, Inc.
4.95% due 07/15/24	1,625,000	1,589,657
4.63% due 12/15/27	300,000	278,583
Intertape Polymer Group, Inc.
7.00% due 10/15/26[6]	1,800,000	1,777,500
Masonite International Corp.
5.75% due 09/15/26[6]	1,600,000	1,508,000
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22	1,305,000	1,363,725
JELD-WEN, Inc.
4.88% due 12/15/27[6]	1,500,000	1,267,500
Resideo Funding, Inc.
6.13% due 11/01/26[6]	1,050,000	1,034,250
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[6]	1,025,000	932,750
Amsted Industries, Inc.
5.00% due 03/15/22[6]	500,000	486,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[6]	375,000	374,063
Total Industrial		26,246,219
Utilities - 5.6%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[7,9]	8,315,000	7,400,350

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 81.3% (continued)
Utilities - 5.6% (continued)
Terraform Global Operating LLC
6.13% due 03/01/26[6]	4,200,000	$3,906,000
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25	2,850,000	2,607,750
Clearway Energy Operating LLC
5.75% due 10/15/25[6]	1,950,000	1,862,250
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[6]	1,350,000	1,302,750
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27	1,450,000	1,283,250
DPL, Inc.
7.25% due 10/15/21	1,050,000	1,097,124
Total Utilities		19,459,474
Basic Materials - 2.4%
Eldorado Gold Corp.
6.13% due 12/15/20[6]	6,960,000	6,333,600
Alcoa Nederland Holding BV
6.13% due 05/15/28[6]	900,000	861,750
Valvoline, Inc.
5.50% due 07/15/24	700,000	684,250
Clearwater Paper Corp.
4.50% due 02/01/23	595,000	535,500
Mirabela Nickel Ltd.
9.50% due 06/24/19 [8,9]	278,115	85,520
Total Basic Materials		8,500,620
Technology - 1.5%
TIBCO Software, Inc.
11.38% due 12/01/21[6]	1,825,000	1,911,687
Infor US, Inc.
5.75% due 08/15/20[6]	1,550,000	1,554,650
Qorvo, Inc.
5.50% due 07/15/26[6]	750,000	716,250
Ascend Learning LLC
6.88% due 08/01/25[6]	650,000	622,375
First Data Corp.
5.00% due 01/15/24[6]	550,000	529,375
Total Technology		5,334,337
Total Corporate Bonds
(Cost $310,130,747)		282,946,051

SENIOR FLOATING RATE INTERESTS††,10 - 22.4%
Industrial - 4.5%
Bhi Investments LLC
7.38% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	1,789,310	1,762,471
11.63% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††,1	1,500,000	1,485,000
Diversitech Holdings, Inc.
10.30% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	2,650,000	2,530,750
Coveris Rigid
4.50% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 07/28/25	EUR 1,850,000	2,066,861
CPG International LLC
6.63% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/05/24	1,800,167	1,723,660
Arctic Long Carriers
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/18/23	1,526,750	1,473,314
American Bath Group LLC
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/30/23	1,016,533	975,872
STS Operating, Inc. (SunSource)
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	771,105	747,972
Bioplan USA, Inc.
7.27% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	753,050	702,844
Wencor Group
6.14% ((1 Month USD LIBOR + 3.50%) and (Commercial Prime Lending Rate + 2.50%), Rate Floor: 3.50%)due 06/19/19	716,154	671,394
YAK MAT (YAK ACCESS LLC)
12.43% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	800,000	632,000
ProAmpac PG Borrower LLC
11.14% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/18/24	350,000	349,125
KUEHG Corp. (KinderCare)
6.55% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/21/25	315,192	301,995
Advanced Integration Technology LP
7.46% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 04/03/23	211,044	207,879
Total Industrial		15,631,137
Technology - 4.3%
MRI Software LLC
8.31% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 06/30/23	2,627,622	2,601,346
8.15% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 06/30/23	191,486	189,571
7.98% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 06/30/23†††,1	13,222	12,281

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 22.4% (continued)
Technology - 4.3% (continued)
Lytx, Inc.
9.27% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	2,291,602	$2,247,541
Park Place Technologies LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/29/25	2,267,208	2,233,200
Bullhorn, Inc.
9.40% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 11/21/22†††,1	1,882,561	1,873,457
9.33% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 11/21/22†††,1	77,789	70,226
Planview, Inc.
7.77% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	1,182,000	1,182,000
Advanced Computer Software
7.14% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 05/31/24	1,071,085	1,057,696
Refinitiv (Financial & Risk Us Holdings, Inc.)
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	937,500	890,625
Optiv, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	817,119	754,814
Cvent, Inc.
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	748,116	714,450
Aspect Software, Inc.
13.52% (3 Month USD LIBOR + 11.00%, Rate Floor: 12.00%) due 05/25/20[2]	652,086	541,231
Global Payments, Inc.
4.27% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/17/25	500,000	475,415
Solera LLC
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 03/03/21†††,1	41,667	39,122
Targus Group International, Inc.
due 05/24/16†††,1,2,8	153,489	–
Total Technology		14,882,975
Communications - 4.3%
Resource Label Group LLC
7.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,864,735	1,827,440
10.90% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23	1,500,000	1,485,000
Houghton Mifflin Co.
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	2,694,998	2,435,604
Market Track LLC
6.87% (2 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	2,468,750	2,345,313
Cengage Learning Acquisitions, Inc.
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	2,744,370	2,343,006
McGraw-Hill Global Education Holdings LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	1,917,073	1,725,960
GTT Communications, Inc.
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	1,442,750	1,354,988
Imagine Print Solutions LLC
7.28% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	1,080,750	1,037,520
Liberty Cablevision of Puerto Rico LLC
5.94% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 01/07/22	300,000	286,689
Total Communications		14,841,520
Consumer, Non-cyclical - 3.4%
Springs Window Fashions
6.72% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	1,741,250	1,687,933
10.97% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,025,000	943,000
CTI Foods Holding Co. LLC
6.10% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/29/20	2,160,000	1,605,593
9.85% (3 Month USD LIBOR + 7.25%, Rate Floor: 8.25%) due 06/28/21	590,000	43,265
Recess Holdings, Inc.
6.41% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.75%)) due 09/30/24	1,381,669	1,331,003
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.88% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,191,000	1,165,691

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 22.4% (continued)
Consumer, Non-cyclical - 3.4% (continued)
Albertson's LLC
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 11/17/25	1,000,000	$946,250
IHC Holding Corp.
9.55% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 04/30/21†††,1	785,808	781,230
9.22% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 04/30/21†††,1	149,446	148,576
Smart & Final Stores LLC
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/15/22	1,000,000	918,130
Packaging Coordinators Midco, Inc.
6.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	523,796	515,284
6.09% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/01/21†††,1	276,923	259,615
Hearthside Group Holdings LLC
6.21% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	746,250	714,161
Give and Go Prepared Foods Corp.
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	701,125	613,484
Total Consumer, Non-cyclical		11,673,215
Consumer, Cyclical - 3.0%
American Tire Distributors, Inc.
10.02% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/01/21	1,113,929	904,143
11.25% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 10/05/19	551,540	548,782
Alexander Mann
6.23% (1 Month GBP LIBOR + 5.50%, Rate Floor: 5.50%) due 08/11/25	GBP 1,100,000	1,347,399
BBB Industries, LLC
6.88% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,267,000	1,238,492
Midas Intermediate Holdco II LLC
5.56% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	1,290,127	1,218,628
Accuride Corp.
8.05% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	978,519	926,335
Prime Security Services Borrower LLC
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/02/22	897,508	853,530
AVSC Holding Corp.
5.89% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 03/03/25	895,489	846,237
Blue Nile, Inc.
9.02% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	716,875	709,706
EnTrans International, LLC
8.52% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	600,000	594,000
Belk, Inc.
7.36% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	491,608	395,336
Acosta, Inc.
5.99% ((Commercial Prime Lending Rate + 2.25%) and (1 Month USD LIBOR + 3.25%), Rate Floor: 4.25%)) due 09/26/19	377,778	227,524
4.67% ((1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) Rate Floor: 3.25%)) due 09/26/19	222,222	133,838
Mavis Tire Express Services Corp.
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	351,454	338,274
SMG US Midco 2, Inc.
9.52% (1 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/23/26	300,000	294,249
Total Consumer, Cyclical		10,576,473
Basic Materials - 1.6%
A-Gas Ltd.
7.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/12/24†††,1	2,615,757	2,573,848
ICP Industrial, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23	1,135,185	1,129,509
Element Solutions, Inc.
2.25% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/15/25	1,000,000	968,750

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 22.4% (continued)
Basic Materials - 1.6% (continued)
Big River Steel LLC
7.80% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/23/23	888,750	$877,640
Total Basic Materials		5,549,747
Energy - 0.5%
Permian Production Partners
8.51% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24	1,218,750	1,182,188
Riverstone Utopia Member LLC
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 10/17/24	398,000	392,695
Summit Midstream Partners, LP
8.52% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	264,542	258,589
Total Energy		1,833,472
Utilities - 0.4%
Panda Power
9.30% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 08/21/20	963,375	859,013
MRP Generation Holding
9.80% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 10/18/22	708,688	676,797
Total Utilities		1,535,810
Financial - 0.4%
iStar, Inc.
5.18% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/28/23	997,500	955,106
PSS Companies
7.30% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 01/28/20	521,577	508,538
Total Financial		1,463,644
Total Senior Floating Rate Interests
(Cost $81,972,274)		77,987,993

ASSET-BACKED SECURITIES††,10 - 0.4%
Collateralized Loan Obligations - 0.4%
WhiteHorse X Ltd.
2015-10A, 7.75% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[6]	750,000	737,369
WhiteHorse VII Ltd.
2013-1A, 7.48% (3 Month USD LIBOR + 4.80%, Rate Floor: 0.00%) due 11/24/25[6]	600,000	600,722
Total Collateralized Loan Obligations		1,338,091
Total Asset-Backed Securities
(Cost $1,181,790)		1,338,091
Total Investments - 106.3%
(Cost $403,859,514)		$370,080,566
Other Assets & Liabilities, net - (6.3)%		(21,968,206)
Total Net Assets - 100.0%		$348,112,360

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Net Unrealized Depreciation
Morgan Stanley	1,835,000	EUR	01/14/19	$2,091,753	$2,104,741	$(12,988)
Barclays	5,478,000	GBP	01/14/19	6,894,474	6,987,696	(93,222)
						$(106,210)

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Net Unrealized Appreciation
Goldman Sachs	2,000,000	GBP	01/14/19	$2,536,458	$2,551,185	$14,727

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $11,221,830, (cost $13,010,517) or 3.2% of total net assets.
[2]	Affiliated issuer.
[3]	Perpetual maturity.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Rate indicated is the 7-day yield as of December 31, 2018.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $184,048,673 (cost $201,908,963), or 52.9% of total net assets.
[7]	All or a portion of this security is pledged as reverse repurchase agreements collateral at December 31, 2018. At December 31, 2018, the total market value of the pledged securities was $36,433,245.
[8]	Security is in default of interest and/or principal obligations.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $8,882,370 (cost $10,252,465), or 2.6% of total net assets — See Note 6.
[10]

Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$419,682	$1,603,980	$33,107		$2,056,769
Preferred Stocks	—	1,691,584	515,827		2,207,411
Warrants	—	69	—	*	69
Money Market Fund	3,544,182	—	—		3,544,182
Corporate Bonds	—	282,946,051	—	*	282,946,051
Senior Floating Rate Interests	—	67,315,097	10,672,896		77,987,993
Asset-Backed Securities	—	1,338,091	—		1,338,091
Forward Foreign Currency Exchange Contracts**	—	14,727	—		14,727
Total Assets	$3,963,864	$354,909,599	$11,221,830		$370,095,293

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Forward Foreign Currency Exchange Contracts**	$—	$106,210	$—		$106,210
Unfunded Loan Commitments (Note 5)	—	308,036	276,568		584,604
Total Liabilities	$—	$414,246	$276,568		$690,814

*	Includes securities with a market value of $0.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $22,892,544 are categorized as Level 2 within the disclosure hierarchy.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2018	Valuation Technique	Unobservable Inputs	Input Range		Weighted Average
Assets:
Common Stocks	$33,107	Enterprise Value	Valuation Multiple	4.6	x	—
Preferred Stocks	515,827	Enterprise Value	Valuation Multiple	3.7	x	—
Senior Floating Rate Interests	773,235	Model Price	Purchase Price	—		—
Senior Floating Rate Interests	2,111,806	Yield Analysis	Yield	7.8%-9.8%		8.7%
Senior Floating Rate Interests	2,573,848	Enterprise Value	Valuation Multiple	11.9	x	—
Senior Floating Rate Interests	5,214,007	Model Price	Market Comparable Yields	8.1%-10.6%		8.8%
Total Assets	$11,221,830
Liabilities:
Unfunded Loan Commitments	$276,568	Model Price	Purchase Price	—		—

Significant changes in a yield or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2018:

	Assets				Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$10,442,995	$33,198	$515,827	$10,992,020	$(325,938)
Purchases/(Receipts)	493,790	-	-	493,790	(54,442)
(Sales, maturities and paydowns)/Fundings	(287,598)	-	-	(287,598)	77,000
Amortization of discount/premiums	9,205	-	-	9,205	-
Total realized gains or losses included in earnings	(1,696)	-	-	(1,696)	148
Total change in unrealized appreciation (depreciation) included in earnings	16,200	(91)	-	16,109	26,664
Ending Balance	$10,672,896	$33,107	$515,827	$11,221,830	$(276,568)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2018	$16,200	$(91)	$-	$16,109	$29,637

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 09/30/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18		Shares/Face Amount 12/31/18	Investment Income
Common Stock
Aspect Software, Inc.*,1	$–	**	$–	$–	$–	$–	$–	**	138	$–
Targus Group International Equity, Inc.*,1	33,198		–	–	–	(91)	33,107		12,825	–
Senior Floating Rate Interests
Aspect Software, Inc. 13.52% (3 Month USD LIBOR + 11.00%, Floor: 12.00%) due 05/25/20[3]	543,677		128	–	–	(2,574)	541,231		652,086	13,961
Targus Group International, Inc. due 05/24/16[1,2]	–	**	–	–	–	–	–	**	153,489	–
Warrants
Aspect Software, Inc.[1]	–	**	–	–	–	–	–	**	58,710	–
	$576,875		$128	$–	$–	$(2,665)	$574,338			$13,961

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $33,107, (cost $1,843,675) or less than 0.1% of total net assets.
[2]	Security is in default of interest and/or principal obligations.
[3]

Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial - 0.0%
Constar International Holdings LLC*,1	68	$–
Total Common Stocks
(Cost $–)		–

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
Seaspan Corp. 6.38% due 04/30/19	9,465	239,559
Constar International Holdings LLC*,†††,1	7	–
Total Industrial		239,559
Total Preferred Stocks
(Cost $236,625)		239,559

MUTUAL FUNDS† - 0.4%
Guggenheim Floating Rate Strategies Fund - Institutional Class[2]	97,176	2,412,873
Total Mutual Funds
(Cost $2,534,781)		2,412,873

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.7%
Residential Mortgage Backed Securities - 11.1%
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[3,4]	3,214,008	3,161,324
2018-R4, 4.07% (WAC) due 12/26/57[3,4]	2,909,869	2,877,014
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.72% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[4]	3,020,126	2,967,987
2006-BC3, 2.67% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[4]	1,034,990	906,118
2006-BC4, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[4]	874,211	837,709
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[3,4]	4,433,875	4,456,975
LSTAR Securities Investment Limited
2018-1, 4.35% due 04/01/21	3,586,815	3,587,586
GSAA Home Equity Trust
2005-6, 2.30% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 06/25/35[4]	3,150,000	3,139,938
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,4]	1,881,940	1,870,278
2017-5A, 4.01% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[3,4]	1,167,978	1,188,846
Home Equity Loan Trust
2007-FRE1, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	3,256,545	3,021,058
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[3,4]	2,119,034	2,069,744
2017-5, 2.92% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,4]	586,160	582,960
2018-1, 3.00% (WAC) due 01/25/58[3,4]	317,267	311,472
Soundview Home Loan Trust
2006-OPT5, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	3,077,162	2,962,827
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[3,4]	2,909,361	2,942,819
HarborView Mortgage Loan Trust
2006-12, 2.66% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[4]	2,006,814	1,927,548
2006-14, 2.62% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	995,791	951,272
Nomura Resecuritization Trust
2018-1R, 3.41% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 03/25/37[3,4]	2,434,545	2,421,235
NovaStar Mortgage Funding Trust Series
2007-2, 2.71% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	2,345,453	2,256,609

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.7% (continued)
Residential Mortgage Backed Securities - 11.1% (continued)
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 3.00% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[4]	2,000,000	$1,982,835
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.63% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[4]	3,275,913	1,961,777
Countrywide Asset-Backed Certificates
2006-6, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[4]	1,820,595	1,789,269
Alternative Loan Trust
2007-OA4, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 05/25/47[4]	1,751,052	1,622,068
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[5]	9,627,857	1,514,250
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[3,4]	1,408,173	1,406,669
Structured Asset Investment Loan Trust
2005-11, 3.23% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.36%) due 01/25/36[4]	1,227,411	1,205,168
GSAMP Trust
2007-NC1, 2.64% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[4]	1,844,160	1,196,268
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 3.45% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[4]	1,000,000	994,571
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 2.91% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[4]	1,000,000	960,576
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[3,4]	956,524	944,333
Nationstar Home Equity Loan Trust
2007-B, 2.73% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[4]	952,586	934,987
Luminent Mortgage Trust
2006-2, 2.71% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[4]	1,024,433	934,887
New Residential Mortgage Trust
2018-1A, 4.00% (WAC) due 12/25/57[3,4]	836,242	840,487
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[4]	842,966	812,384
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[3,6]	808,480	801,194
CSMC Series
2015-12R, 2.82% (WAC) due 11/30/37[3,4]	769,012	765,699
RALI Series Trust
2006-QO2, 2.73% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[4]	1,894,118	752,327
GSMSC Resecuritization Trust
2015-5R, 2.45% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 04/26/37[3,4]	748,946	744,963
LSTAR Securities Investment Trust
2018-2, 3.85% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[3,4]	717,267	716,281

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.7% (continued)
Residential Mortgage Backed Securities - 11.1% (continued)
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[3,4]	650,427	$645,194
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 2.93% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[4]	668,902	627,044
CIT Mortgage Loan Trust
2007-1, 3.96% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,4]	552,070	555,303
Banc of America Funding Trust
2015-R4, 2.49% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[3,4]	554,739	529,009
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.93% (WAC) due 11/25/33[4]	479,951	452,475
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.00% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[4]	480,639	420,934
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	148,365	155,568
Total Residential Mortgage Backed Securities		70,707,839
Government Agency - 9.8%
Fannie Mae[11]
3.03% due 02/01/30	5,100,000	4,892,573
3.00% due 12/01/29	2,500,000	2,381,784
3.49% due 04/01/30	2,300,000	2,300,617
3.11% due 04/01/30	1,983,068	1,931,497
3.09% due 10/01/29	2,000,000	1,922,273
3.12% due 10/01/32	1,700,000	1,598,735
3.88% due 07/01/33	1,500,000	1,518,992
3.01% due 12/01/27	1,500,000	1,465,814
3.13% due 01/01/30	1,500,000	1,453,799
2.86% due 09/01/29	1,450,000	1,372,272
4.27% due 12/01/33	1,000,000	1,062,399
4.24% due 08/01/48	1,000,000	1,041,935
3.67% due 03/01/30	1,000,000	1,012,635
3.56% due 04/01/30	1,000,000	1,006,723
3.48% due 04/01/30	1,000,000	995,297
3.42% due 04/01/30	1,000,000	989,799
3.53% due 04/01/33	1,000,000	984,273
3.18% due 01/01/30	1,000,000	972,664
3.23% due 01/01/30	986,414	970,872
3.19% due 02/01/30	1,000,000	968,472
3.31% due 01/01/33	1,000,000	963,222
3.12% due 01/01/30	985,216	960,984
3.05% due 01/01/30	1,000,000	956,838
2.96% due 11/01/29	900,000	855,082
2.90% due 11/01/29	850,000	802,467
3.08% due 10/01/32	850,000	797,645
4.37% due 10/01/48	748,541	788,924
4.25% due 05/01/48	665,661	687,692
2.99% due 09/01/29	650,000	619,009
3.14% due 09/01/32	650,000	612,964
3.17% due 01/01/30	550,000	534,619
2.82% due 10/01/29	550,000	518,392
3.05% due 10/01/29	500,000	479,185
3.22% due 01/01/30	450,000	439,412
3.94% due 10/01/36	349,206	362,430
Freddie Mac Multifamily Structured Pass Through Certificates[11]
2017-KGX1, 3.00% due 10/25/27	3,500,000	3,428,664
2017-KW03, 3.02% due 06/25/27	3,000,000	2,942,714
2018-K073, 3.45% (WAC) due 01/25/28[4]	1,200,000	1,206,301
2018-K078, 3.92% (WAC) due 06/25/28[4]	1,000,000	1,039,110
2018-K074, 3.60% due 02/25/28	1,000,000	1,015,966
2017-K066, 3.20% due 06/25/27	1,000,000	990,187
Freddie Mac Seasoned Credit Risk Transfer Trust[11]
2017-3, 3.00% due 07/25/56	2,167,993	2,097,187
2017-4, 2.75% due 06/25/57[6]	2,022,354	1,968,909
2017-4, 3.50% due 06/25/57	1,620,844	1,608,625
2018-1, 2.25% due 05/25/57[6]	1,596,930	1,532,497
2017-3, 2.75% due 07/25/56[6]	904,856	872,609
Fannie Mae-Aces[11]
2017-M11, 2.98% due 08/25/29	2,500,000	2,403,535
Total Government Agency		62,328,594
Commercial Mortgage Backed Securities - 1.8%
COMM Mortgage Trust
2015-CR24, 0.79% (WAC) due 08/10/48[4,5]	20,616,721	871,613
2015-CR26, 0.96% (WAC) due 10/10/48[4,5]	9,610,848	477,573
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[3]	1,250,000	1,333,326
Bancorp Commercial Mortgage Trust
2018-CR3, 3.71% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[3,4]	1,000,000	993,452
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/19[3,4]	1,000,000	991,349
SG Commercial Mortgage Securities Trust
2016-C5, 2.01% (WAC) due 10/10/48[4,5]	9,769,093	985,858

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.7% (continued)
Commercial Mortgage Backed Securities - 1.8% (continued)
BENCHMARK Mortgage Trust
2018-B6, 0.45% (WAC) due 10/10/51[4]	31,483,926	$960,896
UBS Commercial Mortgage Trust
2017-C2, 1.15% (WAC) due 08/15/50[4,5]	11,876,069	840,844
Citigroup Commercial Mortgage Trust
2016-GC37, 1.79% (WAC) due 04/10/49[4,5]	3,782,209	368,592
2016-C2, 1.78% (WAC) due 08/10/49[4,5]	2,462,336	252,075
2016-P5, 1.54% (WAC) due 10/10/49[4,5]	1,962,514	159,594
GE Business Loan Trust
2007-1A, 2.63% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[3,4]	733,087	719,108
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.69% (WAC) due 06/15/49[4,5]	8,805,444	684,407
Morgan Stanley Capital I Trust
2016-UB11, 1.66% (WAC) due 08/15/49[4,5]	7,499,967	632,359
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.53% (WAC) due 01/15/59[4,5]	4,863,132	343,197
2016-C37, 1.01% (WAC) due 12/15/49[4,5]	3,811,196	182,037
LSTAR Commercial Mortgage Trust
2014-2, 5.44% (WAC) due 01/20/41[3,4]	500,000	498,382
CFCRE Commercial Mortgage Trust
2016-C3, 1.05% (WAC) due 01/10/48[4,5]	5,845,465	344,374
CD Mortgage Trust
2016-CD1, 1.43% (WAC) due 08/10/49[4,5]	2,553,473	202,033
Total Commercial Mortgage Backed Securities		11,841,069
Military Housing - 1.0%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates[11]
2015-R1, 5.24% (WAC) due 11/25/55[3,4]	2,610,092	2,706,665
2015-R1, 4.49% (WAC) due 11/25/55[3,4]	1,353,381	1,454,885
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[7]	1,490,738	1,529,884
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52[7]	473,818	505,750
2007-AETC, 5.75% due 02/10/52[7]	329,868	329,707
Total Military Housing		6,526,891
Total Collateralized Mortgage Obligations
(Cost $153,683,515)		151,404,393

FOREIGN GOVERNMENT DEBT†† - 22.4%
Government of Japan
due 02/25/19[8]	JPY 934,000,000	8,523,097
due 01/10/19[8]	JPY 763,000,000	6,961,190
due 01/28/19[8]	JPY 381,500,000	3,480,891
due 02/04/19[8]	JPY 361,000,000	3,293,956
due 02/12/19[8]	JPY 322,900,000	2,946,415
due 03/11/19[8]	JPY 244,400,000	2,230,379
State of Israel
6.00% due 02/28/19	ILS 28,390,000	8,052,801
2.25% due 05/31/19	ILS 29,100,000	7,952,723
5.00% due 01/31/20	ILS 10,400,000	3,044,052
Republic of France
due 01/16/19[8]	EUR 5,090,000	5,833,850
due 01/04/19[8]	EUR 3,510,000	4,022,001
due 01/30/19[8]	EUR 3,140,000	3,599,871
due 02/25/19[8]	EUR 2,370,000	2,718,097
due 01/23/19[8]	EUR 2,280,000	2,613,559
Kingdom of Spain
due 01/18/19[8]	EUR 9,670,000	11,083,125
due 02/15/19[8]	EUR 4,127,000	4,747,918
Republic of Portugal
due 01/18/19[8]	EUR 8,696,000	9,966,551
due 03/22/19[8]	EUR 3,190,000	3,659,277
Federative Republic of Brazil
due 04/01/19	BRL 49,600,000	12,631,933
United Mexican States
due 01/03/19[8]	MXN 87,400,000	4,444,995
due 05/23/19[8]	MXN 59,970,000	2,953,085
due 02/07/19[8]	MXN 36,000,000	1,817,594
due 01/24/19[8]	MXN 17,500,000	886,401
due 03/14/19[8]	MXN 8,500,000	425,454
Government of United Kingdom
due 01/21/19[8]	GBP 2,800,000	3,568,263
due 01/28/19[8]	GBP 1,870,000	2,382,770
due 02/25/19[8]	GBP 1,640,000	2,088,552
due 02/18/19[8]	GBP 540,000	687,788
Kingdom of Denmark
due 03/01/19[8]	DKK 51,930,000	7,977,227
Republic of Hungary
due 02/27/19[8]	HUF 1,470,860,000	5,251,775
due 01/09/19[8]	HUF 208,500,000	744,531

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 22.4% (continued)
Kingdom of Sweden
4.25% due 03/12/19	SEK 18,800,000	$2,141,233
Total Foreign Government Debt
(Cost $141,230,596)		142,731,354

ASSET-BACKED SECURITIES†† - 19.3%
Collateralized Loan Obligations - 12.3%
Palmer Square Loan Funding Ltd.
2018-4A, 3.15% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[3,4]	5,500,000	5,499,113
2018-4A, 3.70% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[3,4]	1,000,000	980,375
Denali Capital CLO XI Ltd.
2018-1A, 3.60% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[3,4]	3,000,000	2,980,677
2018-1A, 4.12% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/20/28[3,4]	2,000,000	1,974,108
Golub Capital Partners CLO Ltd.
2018-36A, 3.88% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,4]	4,100,000	3,960,662
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.17% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,4]	3,555,000	3,510,028
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 3.34% (1 Month USD LIBOR + 0.88%, Rate Floor: 0.88%) due 09/15/34[3,4]	3,224,417	3,204,344
ALM VI Ltd.
2018-6A, 3.64% (3 Month USD LIBOR + 1.20%, Rate Floor: 0.00%) due 07/15/26[3,4]	2,800,000	2,791,690
NXT Capital CLO LLC
2017-1A, 4.17% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[3,4]	1,800,000	1,781,178
2018-1A, 3.34% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 04/21/27[3,4]	1,000,000	964,722
OCP CLO Ltd.
2018-7A, 3.07% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 07/20/29[3,4]	2,500,000	2,499,924
Cent CLO 24 Ltd.
2018-24A, 3.51% (3 Month USD LIBOR + 1.07%, Rate Floor: 0.00%) due 10/15/26[3,4]	2,500,000	2,490,421
SCOF Ltd.
2018-2A, 3.62% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 07/15/28[3,4]	2,500,000	2,484,727
Mountain View CLO Ltd.
2018-1A, 3.24% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,4]	2,450,000	2,442,424
Figueroa CLO Ltd.
2018-2A, 3.64% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 06/20/27[3,4]	2,350,000	2,340,057
ALM XII Ltd.
2018-12A, 3.33% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[3,4]	2,300,000	2,281,787
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.29% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[3,4]	2,300,000	2,280,135
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.30% (3 Month USD LIBOR + 0.68%, Rate Floor: 0.00%) due 02/17/26[3,4]	1,198,886	1,198,467
2018-2A, 3.92% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/17/26[3,4]	1,000,000	995,361
MP CLO VIII Ltd.
2018-2A, 3.42% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,4]	2,200,000	2,177,890

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.3% (continued)
Collateralized Loan Obligations - 12.3% (continued)
Venture XII CLO Ltd.
2018-12A, 3.51% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[3,4]	2,100,000	$2,092,537
Golub Capital Partners CLO 16 Ltd.
2017-16A, 4.21% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/25/29[3,4]	2,000,000	2,008,345
TCP Waterman CLO Ltd.
2016-1A, 4.38% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[3,4]	1,000,000	1,005,090
2016-1A, 4.42% (3 Month USD LIBOR + 2.30%, Rate Floor: 0.00%) due 12/15/28[3,4]	1,000,000	1,001,567
Crown Point CLO III Ltd.
2017-3A, 3.89% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[3,4]	2,000,000	1,987,267
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.97% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[3,4]	2,000,000	1,986,287
BSPRT Issuer Ltd.
2017-FL2, 3.28% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 10/15/34[3,4]	1,968,280	1,965,821
VMC Finance LLC
2018-FL1, 3.28% (1 Month USD LIBOR + 0.82%) due 03/15/35[3,4]	1,957,845	1,955,643
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.74% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	2,000,000	1,932,854
Garrison BSL CLO Ltd.
2018-1A, 3.32% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[3,4]	1,300,000	1,295,495
KVK CLO Ltd.
2017-1A, 3.34% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[3,4]	1,250,000	1,239,987
Mountain Hawk II CLO Ltd.
2018-2A, 3.29% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[3,4]	1,180,115	1,178,325
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[3]	1,000,000	1,002,279
Monroe Capital CLO Ltd.
2017-1A, 3.82% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[3,4]	1,000,000	992,796
Flatiron CLO Ltd.
2017-1A, 4.10% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[3,4]	1,000,000	992,414
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 4.43% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[3,4]	1,000,000	987,717
Diamond CLO Ltd.
2018-1A, 3.93% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[3,4]	1,000,000	984,042
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[3]	1,000,000	979,834
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.74% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[3,4]	1,000,000	965,697
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,9]	1,000,000	902,490
Avery Point V CLO Ltd.
2017-5A, 3.43% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[3,4]	820,113	818,102
Bsprt Issuer Ltd.
2017-FL1, 3.81% (1 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 06/15/27[3,4]	434,324	434,169

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.3% (continued)
Collateralized Loan Obligations - 12.3% (continued)
Treman Park CLO Ltd.
2015-1A, due 10/20/28[3,9]	500,000	$424,650
Babson CLO Ltd.
2014-IA, due 07/20/25[3,9]	650,000	216,600
2012-2A, due 05/15/23[3,9]	1,000,000	52,956
PFP Ltd.
2017-3, 3.51% (1 Month USD LIBOR + 1.05%) due 01/14/35[3,4]	126,976	126,202
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,9]	700,000	58,339
Total Collateralized Loan Obligations		78,425,595
Transport-Aircraft - 3.2%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	1,819,702	1,815,881
2018-1, 4.13% due 06/15/43[3]	1,735,740	1,763,109
2015-1A, 4.70% due 12/15/40[3,6]	637,409	644,803
AASET US Ltd.
2018-2A, 4.45% due 11/16/38[3]	3,475,850	3,511,198
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	1,991,992	2,021,146
2016-1A, 4.88% due 03/17/36[3,6]	683,302	697,038
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[3]	2,572,570	2,577,503
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3,6]	1,677,128	1,662,952
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	1,021,780	1,028,495
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	948,700	958,712
AASET Trust
2017-1A, 3.97% due 05/16/42[3]	864,015	862,529
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	746,462	748,671
Raspro Trust
2005-1A, 3.39% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[3,4]	678,204	647,684
Rise Ltd.
2014-1A, 4.75% due 02/12/39	640,533	627,723
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[7]	460,819	445,261
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[3]	393,517	393,360
Total Transport-Aircraft		20,406,065
Transport-Container - 1.0%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[3]	2,463,524	2,444,447
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[3]	1,198,696	1,212,748
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[3]	1,145,833	1,151,208
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[3]	850,500	848,788
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[3]	780,000	772,869
Total Transport-Container		6,430,060
Net Lease - 0.9%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[3]	2,950,000	2,950,550
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	2,786,713	2,754,244
Total Net Lease		5,704,794
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	3,750,000	3,628,497
2016-3A, 3.85% due 10/28/33[3]	1,000,000	983,624

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.3% (continued)
Collateralized Debt Obligations - 0.8% (continued)
Putnam Structured Product Funding Ltd.
2003-1A, 3.46% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[3,4]	410,078	$406,224
Highland Park CDO I Ltd.
2006-1A, 3.09% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[4,7]	219,365	213,945
N-Star REL CDO VIII Ltd.
2006-8A, 2.71% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[3,4]	111,476	110,858
Total Collateralized Debt Obligations		5,343,148
Whole Business - 0.5%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	1,475,617	1,516,772
Domino's Pizza Master Issuer LLC
2017-1A, 3.74% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[3,4]	987,500	986,572
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[3]	411,839	411,828
Total Whole Business		2,915,172
Infrastructure - 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[7]	1,094,500	1,100,510
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[3]	991,667	993,651
Total Infrastructure		2,094,161
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	1,000,000	998,307
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21	173,523	175,258
Total Diversified Payment Rights		1,173,565
Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	464,250	464,103
Total Asset-Backed Securities
(Cost $123,794,512)		122,956,663

U.S. GOVERNMENT SECURITIES†† - 12.7%
U.S. Treasury Bonds
due 11/15/46[8,10]	118,982,000	50,817,949
3.38% due 05/15/44	11,914,000	12,689,341
due 11/15/44[8,10]	20,489,600	9,324,763
due 08/15/48[8,10]	20,506,000	8,300,650
Total U.S. Government Securities
(Cost $81,326,570)		81,132,703

FEDERAL AGENCY BONDS†† - 4.4%
Freddie Mac Strips[11]
due 07/15/32[8]	6,550,000	4,177,121
due 09/15/29[8]	5,600,000	3,955,649
due 03/15/31[8]	3,850,000	2,571,315
Fannie Mae Principal[11]
due 05/15/30[8]	6,650,000	4,603,033
due 01/15/30[8]	2,575,000	1,803,485
due 07/15/37[8]	3,000,000	1,548,259
due 05/15/29[8]	1,750,000	1,254,998
Residual Funding Corporation Principal
due 04/15/30[8,10]	3,000,000	2,096,849
due 01/15/30[8,10]	1,500,000	1,057,563
Freddie Mac[11]
due 12/14/29[8]	2,900,000	2,027,316
due 01/02/34[8]	1,850,000	1,099,620
Tennessee Valley Authority
4.25% due 09/15/65	1,300,000	1,479,096
5.38% due 04/01/56	600,000	818,611
Total Federal Agency Bonds
(Cost $28,575,844)		28,492,915

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
U.S. TREASURY BILLS†† - 3.6%
U.S. Treasury Bills
2.27% due 01/08/19[12]	11,000,000	$10,995,880
2.27% due 01/15/19[12]	5,000,000	4,995,894
2.26% due 01/31/19[12]	4,000,000	3,992,621
2.31% due 02/07/19[12]	3,000,000	2,992,909
Total U.S. Treasury Bills
(Cost $22,976,059)		22,977,304

FEDERAL AGENCY DISCOUNT NOTES†† - 2.7%
Fannie Mae[11]
2.26% due 01/02/19[12]	10,000,000	9,999,372
Federal Home Loan Bank[13]
2.39% due 01/23/19[12]	7,000,000	6,989,776
Total Federal Agency Discount Notes
(Cost $16,989,148)		16,989,148

CORPORATE BONDS†† - 2.2%
Financial - 1.9%
Station Place Securitization Trust
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 06/24/19[3,4]	4,600,000	4,600,000
3.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 03/24/19[3,4]	3,000,000	3,000,000
Assurant, Inc.
4.07% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	1,745,000	1,744,380
Central Storage Safety Project Trust
4.82% due 02/01/38[7]	1,000,000	1,013,566
American Equity Investment Life Holding Co.
5.00% due 06/15/27	953,000	929,132
Aurora Military Housing LLC
6.89% due 01/15/47[7]	750,000	895,062
Hospitality Properties Trust
5.25% due 02/15/26	272,000	274,826
Total Financial		12,456,966
Industrial - 0.2%
Yamana Gold, Inc.
4.95% due 07/15/24	1,205,000	1,178,792
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.94% (3 Month USD LIBOR + 3.50%) due 07/15/21[3,4]	26,000	25,902
Total Industrial		1,204,694
Consumer, Cyclical - 0.1%
Northern Group Housing LLC
6.80% due 08/15/53[3]	444,000	542,998
Total Corporate Bonds
(Cost $14,135,533)		14,204,658

SENIOR FLOATING RATE INTERESTS††,4 - 0.7%
Technology - 0.3%
Misys Ltd.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	1,173,183	1,090,227
Epicor Software
5.78% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/01/22	590,215	562,918
Total Technology		1,653,145
Consumer, Non-cyclical - 0.2%
Packaging Coordinators Midco, Inc.
6.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	502,960	494,787
DJO Finance LLC
5.71% ((3 Month USD LIBOR + 3.25%) and (1 Month USD LIBOR + 3.25%), Rate Floor: 4.25%) due 06/08/20	487,406	480,338
Diamond (BC) B.V.
5.53% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	396,000	364,320
Davis Vision
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/02/24	78,302	74,035
Total Consumer, Non-cyclical		1,413,480
Consumer, Cyclical - 0.1%
Mavis Tire Express Services Corp.
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	702,569	676,222
Communications - 0.1%
Internet Brands, Inc.
6.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	374,048	353,943
Industrial - 0.0%
Titan Acquisition Ltd. (Husky)
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	248,125	226,310
Total Senior Floating Rate Interests
(Cost $4,533,912)		4,323,100

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.4%
California - 0.3%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/41[8]	1,540,000	$645,599
due 08/01/46[8]	750,000	253,635
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/39[8]	1,410,000	618,412
Cypress School District General Obligation Unlimited
due 08/01/48[8]	1,000,000	267,410
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/39[8]	500,000	209,085
Total California		1,994,141
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	500,000	542,625
Total Municipal Bonds
(Cost $2,478,692)		2,536,766

COMMERCIAL PAPER†† - 4.7%
American Water Capital Corp.
2.85% due 01/16/19[3,12]	6,000,000	5,992,875
Anthem, Inc.
2.68% due 01/02/19[3,12]	5,000,000	4,999,597
McDonald's Corp.
2.65% due 01/08/19[3,12]	5,000,000	4,997,278
Walmart, Inc.
2.47% due 01/14/19[3,12]	5,000,000	4,995,540
AutoZone, Inc.
2.50% due 01/03/19[3,12]	4,000,000	3,999,444
E.I. du Pont de Nemours & Co.
2.94% due 02/11/19[3,12]	2,700,000	2,690,960
FedEx Corp.
3.00% due 01/07/19[3,12]	2,000,000	1,999,000
Total Commercial Paper
(Cost $29,674,694)		29,674,694

REPURCHASE AGREEMENTS††,14 - 1.4%
BNP Paribas issued 12/28/18 at 2.76% due 02/01/19	3,899,923	3,899,923
Barclays issued 09/05/18 at 2.80% (1 Month USD LIBOR + 0.30%) open maturity[4]	2,700,000	2,700,000
Deutsche Bank issued 10/26/18 at 2.86% due 01/28/19	2,338,000	2,338,000
Total Repurchase Agreements
(Cost $8,937,923)		8,937,923

	Contracts

OTC OPTIONS PURCHASED†† - 0.0%
Call options on:
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $10,151,694)	2,599	1,299
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000.00 (Notional Value $14,289,045)	57	285
Total OTC Options Purchased
(Cost $723,428)		1,584
Total Investments - 98.6%
(Cost $631,831,832)		$629,015,637
Other Assets & Liabilities, net - 1.4%		8,892,438
Total Net Assets - 100.0%		$637,908,075

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	79	Mar 2019	$12,726,406	$(194,893)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Bank of America, N.A.	ICE	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	$103,530,000	$(582,034)	$(1,214,039)	$632,005

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation
Goldman Sachs International	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	$13,940,000	$152,250	$(22,950)	$175,200
Morgan Stanley Capital Services LLC	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	6,080,000	66,404	(1,347)	67,751
						$218,654	$(24,297)	$242,951

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	$1,158,000	$(1,189)	$288	$(1,477)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,854,000	(2,124)	286	(2,410)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	15,200,000	(414,239)	(2,652)	(411,587)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	34,190,000	(518,057)	8,493	(526,550)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	16,500,000	(604,187)	3,644	(607,831)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	45,180,000	(2,170,799)	(81,519)	(2,089,280)
								$(3,710,595)	$(71,460)	$(3,639,135)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
Goldman Sachs	9,322,000	BRL	01/02/19	$2,487,525	$2,410,467	$77,058
JPMorgan Chase & Co.	7,950,000	ILS	02/28/19	2,209,253	2,137,935	71,318
Barclays	13,599,800	ILS	02/28/19	3,725,667	3,657,295	68,372
Citigroup	37,700,000	BRL	04/01/19	9,741,594	9,691,120	50,474
Barclays	2,800,000	GBP	01/22/19	3,608,878	3,573,185	35,693
Citigroup	4,830,000	EUR	01/18/19	5,571,240	5,541,982	29,258
Morgan Stanley	3,731,200	ILS	02/28/19	1,031,684	1,003,404	28,280

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
Goldman Sachs	6,475,000	EUR	01/18/19	$7,448,187	$7,429,468	$18,719
Citigroup	1,570,000	BRL	01/02/19	418,109	405,968	12,141
JPMorgan Chase & Co.	1,870,000	GBP	01/28/19	2,398,799	2,387,141	11,658
Goldman Sachs	208,500,000	HUF	01/09/19	754,287	744,954	9,333
JPMorgan Chase & Co.	1,640,000	GBP	02/25/19	2,102,229	2,096,315	5,914
Goldman Sachs	10,920,000	ILS	01/31/20	3,011,632	3,005,800	5,832
Goldman Sachs	29,754,750	ILS	05/31/19	8,062,527	8,060,124	2,403
BofA Merrill Lynch	1,120,000	EUR	01/30/19	1,286,734	1,286,476	258
JPMorgan Chase & Co.	540,000	GBP	02/19/19	690,169	690,059	110
Goldman Sachs	520,000	ILS	01/31/19	139,568	139,542	26
Morgan Stanley	3,151,000	EUR	01/18/19	3,614,446	3,615,483	(1,037)
JPMorgan Chase & Co.	1,200,000	EUR	01/18/19	1,375,825	1,376,890	(1,065)
Barclays	1,580,000	EUR	02/15/19	1,815,949	1,817,193	(1,244)
BofA Merrill Lynch	142,900,000	JPY	02/12/19	1,306,682	1,307,951	(1,269)
Citigroup	4,812,400	ILS	02/28/19	1,292,371	1,294,163	(1,792)
Barclays	1,140,000	EUR	01/04/19	1,304,605	1,306,408	(1,803)
BofA Merrill Lynch	697,000	EUR	02/15/19	799,647	801,635	(1,988)
BofA Merrill Lynch	2,710,000	EUR	01/18/19	3,105,009	3,109,476	(4,467)
BofA Merrill Lynch	2,280,000	EUR	01/23/19	2,611,268	2,617,260	(5,992)
JPMorgan Chase & Co.	25,300,000	DKK	03/01/19	3,895,619	3,902,436	(6,817)
BofA Merrill Lynch	13,600,000	DKK	03/01/19	2,090,795	2,097,752	(6,957)
Citigroup	44,500,000	JPY	01/28/19	397,764	406,837	(9,073)
BofA Merrill Lynch	701,940,000	HUF	02/27/19	2,508,542	2,518,312	(9,770)
Barclays	13,030,000	DKK	03/01/19	1,999,822	2,009,832	(10,010)
JPMorgan Chase & Co.	8,500,000	MXN	03/14/19	417,660	428,048	(10,388)
Barclays	17,500,000	MXN	01/24/19	876,696	887,661	(10,965)
Goldman Sachs	3,190,000	EUR	03/22/19	3,667,910	3,679,768	(11,858)
Goldman Sachs	200,000,000	JPY	01/10/19	1,812,538	1,825,723	(13,185)
Goldman Sachs	2,370,000	EUR	02/25/19	2,713,638	2,727,931	(14,293)
BofA Merrill Lynch	2,370,000	EUR	01/04/19	2,700,493	2,715,953	(15,460)
JPMorgan Chase & Co.	2,020,000	EUR	01/30/19	2,303,295	2,320,252	(16,957)
JPMorgan Chase & Co.	1,850,000	EUR	02/15/19	2,109,683	2,127,726	(18,043)
Goldman Sachs	244,400,000	JPY	03/11/19	2,213,777	2,241,754	(27,977)
JPMorgan Chase & Co.	5,090,000	EUR	01/16/19	5,809,916	5,839,263	(29,347)
JPMorgan Chase & Co.	768,920,000	HUF	02/27/19	2,724,973	2,758,612	(33,639)
JPMorgan Chase & Co.	19,599,000	SEK	03/12/19	2,190,255	2,224,027	(33,772)
Goldman Sachs	11,900,000	BRL	04/01/19	3,023,297	3,059,001	(35,704)
Citigroup	36,000,000	MXN	02/07/19	1,782,001	1,822,176	(40,175)
Goldman Sachs	180,000,000	JPY	02/12/19	1,603,514	1,647,524	(44,010)
Citigroup	203,000,000	JPY	02/25/19	1,806,540	1,859,804	(53,264)
JPMorgan Chase & Co.	59,970,000	MXN	05/23/19	2,924,439	2,984,866	(60,427)
Morgan Stanley	337,000,000	JPY	01/28/19	3,018,631	3,080,988	(62,357)
Citigroup	563,000,000	JPY	01/10/19	5,054,835	5,139,410	(84,575)
Goldman Sachs	361,000,000	JPY	02/04/19	3,215,858	3,302,270	(86,412)
Morgan Stanley	731,000,000	JPY	02/25/19	6,533,349	6,697,127	(163,778)
JPMorgan Chase & Co.	87,400,000	MXN	01/03/19	4,273,421	4,448,064	(174,643)
						$(677,666)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation
Goldman Sachs	10,892,000	BRL	01/02/19	$2,789,354	$2,816,436	$27,082

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $998,307, (cost $1,000,000) or 0.2% of total net assets.
[2]	Affiliated issuer.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $191,872,853 (cost $192,766,348), or 30.1% of total net assets.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security is an interest-only strip.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[6]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,092,024 (cost $6,275,249), or 1.0% of total net assets — See Note 6.
[8]	Zero coupon rate security.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Security is a principal-only strip.
[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[12]	Rate indicated is the effective yield at the time of purchase.
[13]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[14]	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America

BRL — Brazilian Real

CDX.NA.IG.31 Index — Credit Default Swap North American Investment Grade Series 31 Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

SEK — Swedish Krona

USD — United Stated Dollar

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$—	*	$—
Preferred Stocks	—	239,559	—	*	239,559
Mutual Funds	2,412,873	—	—		2,412,873
Collateralized Mortgage Obligations	—	151,404,393	—		151,404,393
Foreign Government Debt	—	142,731,354	—		142,731,354
Asset-Backed Securities	—	121,958,356	998,307		122,956,663
U.S. Government Securities	—	81,132,703	—		81,132,703
Federal Agency Bonds	—	28,492,915	—		28,492,915
U.S. Treasury Bills	—	22,977,304	—		22,977,304
Federal Agency Discount Notes	—	16,989,148	—		16,989,148
Corporate Bonds	—	14,204,658	—		14,204,658
Senior Floating Rate Interests	—	4,323,100	—		4,323,100
Municipal Bonds	—	2,536,766	—		2,536,766
Commercial Paper	—	29,674,694	—		29,674,694
Repurchase Agreements	—	8,937,923	—		8,937,923
Options Purchased	—	1,584	—		1,584
Credit Default Swap Agreements**	—	874,956	—		874,956
Forward Foreign Currency Exchange Contracts**	—	453,929	—		453,929
Total Assets	$2,412,873	$626,933,342	$998,307		$630,344,522

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$194,893	$—	$—	$194,893
Forward Foreign Currency Exchange Contracts**	—	1,104,513	—	1,104,513
Interest Rate Swaps Agreements**	—	3,639,135	—	3,639,135
Unfunded Loan Commitments (Note 5)	—	3,523	—	3,523
Total Liabilities	$194,893	$4,747,171	$—	$4,942,064

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Apollo Aviation Securitization Equity Trust 2016-1A, 4.88% due 03/17/36	6.88%	03/15/23	6.88%	03/15/23
Castlelake Aircraft Securitization Trust 2015-1A, 4.70% due 12/15/40	6.70%	11/30/22	6.70%	11/30/22
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-3, 2.75% due 07/25/56	3.00%	03/25/19	3.25%	09/25/19
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4, 2.75% due 06/25/57	3.00%	06/25/19	3.25%	12/25/19
Freddie Mac Seasoned Credit Risk Transfer Trust 2018-1, 2.25% due 05/25/57	2.50%	03/25/19	2.75% - 3.00%	09/25/19 - 03/25/20
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20	8.50%	09/15/20

Repurchase Agreeements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Deutsche Bank			Morgan Stanley Capital Inc.
2.86%			2.64%
01/28/19	$2,338,000	$2,355,447	01/25/37	$8,250,000	$4,772,625

BNP Paribas			Morgan Stanley Capital Inc.
2.76%			3.18%
02/01/19	3,899,923	3,909,486	09/25/35	5,130,000	4,592,889

Barclays			Standard Chartered plc
2.80% (1 Month USD LIBOR + 0.30%)			4.03%
Open Maturity*	2,700,000	2,700,000	Perpetual Maturity	3,500,000	2,699,200

*	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 09/30/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$2,489,273	$31,716	$–	$–	$(108,116)	$2,412,873	97,176	$31,391	$12

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 95.7%
Financial - 26.1%
JPMorgan Chase & Co.	23,403	$2,284,601
Berkshire Hathaway, Inc. — Class B*	8,254	1,685,302
Bank of America Corp.	67,490	1,662,954
Citigroup, Inc.	22,081	1,149,537
MetLife, Inc.	17,054	700,237
BB&T Corp.	16,038	694,766
Zions Bancorp North America	15,175	618,229
SunTrust Banks, Inc.	11,705	590,400
Welltower, Inc. REIT	8,467	587,694
Wells Fargo & Co.	12,181	561,300
Allstate Corp.	6,658	550,151
Principal Financial Group, Inc.	11,831	522,575
Loews Corp.	10,029	456,520
Jefferies Financial Group, Inc.	22,875	397,110
Morgan Stanley	9,603	380,759
Equity Commonwealth REIT	12,360	370,924
Omega Healthcare Investors, Inc. REIT	10,091	354,699
Prudential Financial, Inc.	3,280	267,484
Voya Financial, Inc.	6,548	262,837
Regions Financial Corp.	19,250	257,565
KeyCorp	17,002	251,290
Realogy Holdings Corp.	12,908	189,489
Jones Lang LaSalle, Inc.	1,350	170,910
Total Financial		14,967,333
Consumer, Non-cyclical - 21.8%
Pfizer, Inc.	34,985	1,527,095
Merck & Company, Inc.	17,874	1,365,752
Procter & Gamble Co.	10,601	974,444
Johnson & Johnson	7,177	926,192
HCA Healthcare, Inc.	5,191	646,020
Amgen, Inc.	3,020	587,903
UnitedHealth Group, Inc.	2,051	510,945
Archer-Daniels-Midland Co.	12,163	498,318
CVS Health Corp.	7,439	487,403
Tyson Foods, Inc. — Class A	8,317	444,128
United Therapeutics Corp.*	3,933	428,304
Quest Diagnostics, Inc.	4,820	401,361
Zimmer Biomet Holdings, Inc.	3,805	394,654
Bunge Ltd.	6,688	357,407
Medtronic plc	3,728	339,099
Cigna Corp.	1,625	308,701
Hormel Foods Corp.	6,779	289,328
Biogen, Inc.*	961	289,184
Humana, Inc.	1,003	287,339
DaVita, Inc.*	5,534	284,780
AmerisourceBergen Corp. — Class A	3,822	284,357
Alexion Pharmaceuticals, Inc.*	2,319	225,778
Philip Morris International, Inc.	3,338	222,845
Dentsply Sirona, Inc.	4,013	149,324
Mylan N.V.*	4,959	135,877
Ingredion, Inc.	1,421	129,879
Total Consumer, Non-cyclical		12,496,417
Energy - 10.9%
Chevron Corp.	15,590	1,696,036
Exxon Mobil Corp.	23,361	1,592,987
Kinder Morgan, Inc.	52,029	800,206
Marathon Oil Corp.	43,193	619,388
Hess Corp.	11,220	454,410
ConocoPhillips	5,631	351,093
Whiting Petroleum Corp.*	15,179	344,411
Range Resources Corp.	29,532	282,621
Antero Resources Corp.*	14,782	138,803
Total Energy		6,279,955
Utilities - 8.2%
Exelon Corp.	19,930	898,843
Public Service Enterprise Group, Inc.	14,367	747,802
Ameren Corp.	10,541	687,590
OGE Energy Corp.	15,287	599,098
Duke Energy Corp.	6,688	577,174
Edison International	7,742	439,513
SCANA Corp.	8,068	385,489
Pinnacle West Capital Corp.	4,056	345,571
Total Utilities		4,681,080
Industrial - 6.8%
Republic Services, Inc. — Class A	8,692	626,606
Eaton Corporation plc	5,260	361,152
FedEx Corp.	2,157	347,989
WestRock Co.	8,779	331,495
Owens Corning	7,278	320,086
Corning, Inc.	10,086	304,698
3M Co.	1,557	296,671
Jabil, Inc.	11,304	280,226
Ingersoll-Rand plc	2,497	227,801
Carlisle Companies, Inc.	2,114	212,499
Honeywell International, Inc.	1,555	205,447
General Electric Co.	26,811	202,959
Timken Co.	5,146	192,049
Total Industrial		3,909,678
Communications - 6.3%
Cisco Systems, Inc.	32,277	1,398,562
Verizon Communications, Inc.	17,339	974,799
Comcast Corp. — Class A	19,207	653,998
Symantec Corp.	21,451	405,317
AT&T, Inc.	6,381	182,114
Total Communications		3,614,790
Consumer, Cyclical - 6.1%
Walmart, Inc.	8,786	818,416
Southwest Airlines Co.	12,524	582,115
PVH Corp.	3,928	365,108
JetBlue Airways Corp.*	21,229	340,938
PACCAR, Inc.	5,614	320,784
Lear Corp.	2,604	319,927
Carnival Corp.	6,345	312,809
DR Horton, Inc.	8,326	288,579
Macy's, Inc.	4,600	136,988
Total Consumer, Cyclical		3,485,664
Basic Materials - 5.0%
Nucor Corp.	11,063	573,174
Reliance Steel & Aluminum Co.	6,923	492,710
DowDuPont, Inc.	8,120	434,257
Huntsman Corp.	21,747	419,500
Steel Dynamics, Inc.	13,109	393,795
Alcoa Corp.*	13,599	361,461
Freeport-McMoRan, Inc.	21,118	217,727
Total Basic Materials		2,892,624

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Technology - 4.5%
Intel Corp.	24,557	$1,152,460
Apple, Inc.	2,826	445,773
Micron Technology, Inc.*	12,468	395,609
Oracle Corp.	7,552	340,973
Skyworks Solutions, Inc.	3,589	240,535
Total Technology		2,575,350
Total Common Stocks
(Cost $51,660,649)		54,902,891

EXCHANGE-TRADED FUNDS† - 1.3%
iShares Russell 1000 Value ETF	6,618	734,929
Total Exchange-Traded Funds
(Cost $788,006)		734,929

MONEY MARKET FUND† - 3.4%
Dreyfus Treasury Securities Cash Management - Institutional Shares 2.20%[1]	1,930,854	1,930,854
Total Money Market Fund
(Cost $1,930,854)		1,930,854
Total Investments - 100.4%
(Cost $54,379,509)		$57,568,674
Other Assets & Liabilities, net - (0.4)%		(213,268)
Total Net Assets - 100.0%		$57,355,406

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$54,902,891	$—	$—	$54,902,891
Exchange-Traded Funds	734,929	—	—	734,929
Money Market Fund	1,930,854	—	—	1,930,854
Total Assets	$57,568,674	$—	$—	$57,568,674

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MUTUAL FUNDS† - 1.5%
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	1,165,773	$28,946,152
Guggenheim Strategy Fund II1	501,972	12,458,956
Guggenheim Strategy Fund III[1]	430,927	10,682,673
Guggenheim Ultra Short Duration Fund[1,2]	954,360	9,505,429
Total Mutual Funds
(Cost $63,204,561)		61,593,210

MONEY MARKET FUND† - 2.5%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.20%[3]	102,561,399	102,561,399
Total Money Market Fund
(Cost $102,561,399)		102,561,399

	Face Amount~
FOREIGN GOVERNMENT DEBT†† - 21.9%
Government of Japan
due 02/25/19[4]	JPY 5,720,000,000	52,197,127
due 01/10/19[4]	JPY 4,852,300,000	44,269,701
due 02/04/19[4]	JPY 2,352,000,000	21,460,900
due 01/28/19[4]	JPY 2,189,700,000	19,979,309
due 02/12/19[4]	JPY 2,030,500,000	18,528,012
due 03/11/19[4]	JPY 1,612,500,000	14,715,574
Republic of France
due 01/16/19[4]	EUR 31,690,000	36,321,163
due 01/04/19[4]	EUR 21,475,000	24,607,540
due 01/30/19[4]	EUR 19,860,000	22,768,612
due 01/23/19[4]	EUR 14,370,000	16,472,298
State of Israel
6.00% due 02/28/19	ILS 177,720,000	50,410,138
2.25% due 05/31/19	ILS 181,870,000	49,703,149
Kingdom of Spain
due 01/18/19[4]	EUR 60,285,000	69,094,747
due 02/15/19[4]	EUR 26,342,000	30,305,223
Republic of Portugal
due 01/18/19[4]	EUR 54,422,000	62,373,461
due 03/22/19[4]	EUR 20,600,000	23,630,445
Federative Republic of Brazil
due 04/01/19[4]	BRL 311,300,000	79,280,662
United Mexican States
due 01/03/19[4]	MXN 545,000,000	27,717,642
due 02/28/19[4]	MXN 255,100,000	12,809,398
due 02/07/19[4]	MXN 225,630,000	11,391,771
due 05/23/19[4]	MXN 229,540,000	11,303,172
due 01/24/19[4]	MXN 81,400,000	4,123,031
due 03/14/19[4]	MXN 47,500,000	2,377,538
Kingdom of Denmark
due 03/01/19[4]	DKK 378,670,000	58,169,390
Government of United Kingdom
due 01/21/19[4]	GBP 17,250,000	21,983,046
due 01/28/19[4]	GBP 11,770,000	14,997,435
due 02/25/19[4]	GBP 10,260,000	13,066,187
due 02/18/19[4]	GBP 3,130,000	3,986,621
Republic of Hungary
due 02/27/19[4]	HUF 7,765,640,000	27,727,583
due 02/20/19[4]	HUF 571,000,000	2,038,811
due 02/13/19[4]	HUF 211,160,000	754,044
Israel Government Bond - Fixed
5.00% due 01/31/20	ILS 65,800,000	19,259,482
Kingdom of Sweden
4.25% due 03/12/19	SEK 119,500,000	13,610,498
Total Foreign Government Debt
(Cost $871,872,283)		881,433,710

ASSET-BACKED SECURITIES†† - 20.8%
Collateralized Loan Obligations - 15.0%
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.30% (3 Month USD LIBOR + 0.68%, Rate Floor: 0.00%) due 02/17/26[5,6]	33,514,320	33,502,600
2018-2A, 3.92% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/17/26[5,6]	5,000,000	4,976,805
ALM XII Ltd.
2018-12A, 3.33% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[5,6]	35,000,000	34,722,842
Figueroa CLO Ltd.
2018-2A, 3.64% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 06/20/27[5,6]	31,470,000	31,336,850
2018-2A, 3.39% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 06/20/27[5,6]	500,000	500,401
MP CLO VIII Ltd.
2018-2A, 3.42% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[5,6]	30,300,000	29,995,491
Golub Capital Partners CLO Ltd.
2018-36A, 3.88% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[5,6]	29,300,000	28,304,240
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 3.34% (1 Month USD LIBOR + 0.88%, Rate Floor: 0.88%) due 09/15/34[5,6]	25,795,333	25,634,751

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 15.0% (continued)
Venture XII CLO Ltd.
2018-12A, 3.51% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[5,6]	23,000,000	$22,918,258
Shackleton CLO Ltd.
2017-8A, 3.39% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[5,6]	23,000,000	22,830,472
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.17% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[5,6]	22,837,000	22,548,105
Flagship CLO VIII Ltd.
2018-8A, 3.29% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/16/26[5,6]	21,150,000	21,089,621
West CLO Ltd.
2017-1A, 3.36% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[5,6]	20,891,096	20,867,667
Telos CLO Ltd.
2017-6A, 3.72% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[5,6]	19,900,000	19,875,979
Mountain View CLO Ltd.
2018-1A, 3.24% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[5,6]	16,000,000	15,950,523
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.29% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[5,6]	15,950,000	15,812,243
Garrison BSL CLO Ltd.
2018-1A, 3.32% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[5,6]	15,770,000	15,715,357
TICP CLO III-2 Ltd.
2018-3R, 3.31% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[5,6]	14,800,000	14,579,399
Palmer Square Loan Funding Ltd.
2018-4A, 3.15% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[5,6]	10,750,000	10,748,267
2018-4A, 3.70% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[5,6]	3,500,000	3,431,311
SCOF Ltd.
2018-2A, 3.62% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 07/15/28[5,6]	13,300,000	13,218,749
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.74% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[5,6]	13,450,000	12,998,445
Ares XXXIII CLO Ltd.
2016-1A, 4.10% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 12/05/25[5,6]	8,800,000	8,794,902
Crown Point CLO III Ltd.
2017-3A, 3.35% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[5,6]	8,670,000	8,634,647
KVK CLO Ltd.
2018-1A, 3.34% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 05/20/29[5,6]	5,681,817	5,679,351
2017-1A, 3.34% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[5,6]	2,600,000	2,579,174

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 15.0% (continued)
Monroe Capital CLO Ltd.
2017-1A, 3.82% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[5,6]	8,100,000	$8,041,649
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 5.17% (3 Month USD LIBOR + 2.70%, Rate Floor: 0.00%) due 12/22/28[5,6]	8,000,000	8,000,448
NXT Capital CLO LLC
2017-1A, 4.17% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[5,6]	7,700,000	7,619,485
VMC Finance LLC
2018-FL1, 3.28% (1 Month USD LIBOR + 0.82%) due 03/15/35[5,6]	7,475,408	7,467,001
Mountain Hawk II CLO Ltd.
2018-2A, 3.29% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[5,6]	7,449,476	7,438,177
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 4.25% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 07/20/29[5,6]	7,500,000	7,437,999
BSPRT Issuer Ltd.
2017-FL2, 3.28% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 10/15/34[5,6]	7,213,583	7,204,573
Woodmont Trust
2017-3A, 4.17% (3 Month USD LIBOR + 1.73%, Rate Floor: 0.00%) due 10/18/29[5,6]	4,700,000	4,648,859
2017-2A, 4.24% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 07/18/28[5,6]	2,500,000	2,508,090
Seneca Park CLO Limited
2017-1A, 3.95% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[5,6]	4,000,000	3,985,846
2017-1A, 3.57% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[5,6]	3,075,780	3,068,201
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.97% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[5,6]	6,500,000	6,455,431
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.74% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[5,6]	6,600,000	6,373,602
A Voce CLO Ltd.
2017-1A, 3.60% (3 Month USD LIBOR + 1.16%, Rate Floor: 0.00%) due 07/15/26[5,6]	6,170,710	6,170,907
Diamond CLO Ltd.
2018-1A, 3.93% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[5,6]	6,000,000	5,904,250
Marathon CLO V Ltd.
2017-5A, 3.52% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[5,6]	5,834,951	5,805,920
Avery Point V CLO Ltd.
2017-5A, 3.43% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[5,6]	5,166,713	5,154,045
Golub Capital Partners CLO 16 Ltd.
2017-16A, 4.06% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 07/25/29[5,6]	4,700,000	4,648,623

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 15.0% (continued)
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[5]	4,500,000	$4,409,254
TCP Waterman CLO Ltd.
2016-1A, 4.38% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[5,6]	4,000,000	4,020,358
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	4,000,000	4,009,117
ACIS CLO Ltd.
2014-4A, 3.96% (3 Month USD LIBOR + 1.42%, Rate Floor: 0.00%) due 05/01/26[5,6]	4,000,000	3,998,344
Newstar Commercial Loan Funding LLC
2017-1A, 5.29% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[5,6]	3,000,000	2,968,065
2016-1A, 6.44% (3 Month USD LIBOR + 3.75%) due 02/25/28[5,6]	1,000,000	1,003,459
Northwoods Capital XII-B Ltd.
2018-12BA, 3.54% (3 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 06/15/31[5,6]	3,500,000	3,501,495
Cent CLO Ltd.
2013-19A, 3.84% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[5,6]	3,034,693	3,031,659
Resource Capital Corporation Ltd.
2017-CRE5, 3.26% (1 Month USD LIBOR + 0.80%) due 07/15/34[5,6]	2,975,021	2,975,963
Marathon CLO VII Ltd.
2017-7A, 4.16% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[5,6]	3,000,000	2,973,707
AIMCO CLO Series
2017-AA, 3.57% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 07/20/26[5,6]	2,028,795	2,028,638
Oaktree CLO Ltd.
2017-1A, 3.34% (3 Month USD LIBOR + 0.87%) due 10/20/27[5,6]	2,000,000	1,991,493
Recette Clo Ltd.
2017-1A, 3.77% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27[5,6]	2,000,000	1,944,961
Flagship VII Ltd.
2017-7A, 3.59% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 01/20/26[5,6]	1,492,121	1,492,038
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,7]	1,500,000	1,353,735
Symphony CLO XII Ltd.
2017-12A, 3.94% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 10/15/25[5,6]	1,250,000	1,247,335
LCM XXII Ltd.
2018-22A, 3.10% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 10/20/28[5,6]	1,083,333	1,083,186
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,7]	1,000,000	849,300
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,7]	1,000,000	807,614
Bsprt Issuer Ltd.
2017-FL1, 3.81% (1 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 06/15/27[5,6]	586,338	586,128
LMREC, Inc.
2016-CRE2, 4.20% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 11/24/31[5,6]	501,689	501,689

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 15.0% (continued)
Halcyon Loan Advisors Funding Ltd.
2012-1A, 5.62% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[5,6]	500,000	$500,048
PFP Ltd.
2017-3, 3.51% (1 Month USD LIBOR + 1.05%) due 01/14/35[5,6]	489,766	486,780
Venture VII CDO Ltd.
2006-7A, 2.70% (3 Month USD LIBOR + 0.23%, Rate Floor: 0.00%) due 01/20/22[5,6]	357,695	357,680
A10 Term Asset Financing LLC
2016-1, 3.35% due 03/15/35[5]	248,822	248,204
Cereberus ICQ Levered LLC
2015-1A, 4.49% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 11/06/25[5,6]	234,698	234,733
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,8]	500,000	41,671
Babson CLO Ltd.
2012-2A, due 05/15/23[5,7]	750,000	39,717
Total Collateralized Loan Obligations		603,865,927
Transport-Aircraft - 2.9%
AASET US Ltd.
2018-2A, 4.45% due 11/16/38[5]	21,103,375	21,317,988
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	11,426,955	11,607,132
2017-1, 3.97% due 07/15/42	4,797,396	4,787,322
2015-1A, 4.70% due 12/15/40[5,9]	2,549,635	2,579,212
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[5]	15,716,065	15,746,202
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	9,753,893	9,896,644
2016-1A, 4.88% due 03/17/36[5,9]	2,414,333	2,462,869
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	10,937,568	10,951,933
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	9,961,350	10,066,472
AASET Trust
2017-1A, 3.97% due 05/16/42[5]	7,776,134	7,762,758
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	6,190,786	6,231,468
Raspro Trust
2005-1A, 3.39% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,6]	4,069,222	3,886,107
2005-1A, 3.19% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/23/24[5,6]	1,344,634	1,342,434
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	2,544,756	2,552,288
AASET 2018-1 US Ltd.
2018-1A, 3.84% due 01/16/38[5]	1,684,590	1,690,552
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[5]	1,495,363	1,494,768
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[5]	930,528	921,860
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	736,071	699,803
Rise Ltd.
2014-1A, 4.75% due 02/12/39	256,213	251,089
Total Transport-Aircraft		116,248,901
Transport-Container - 1.1%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[5]	13,652,322	13,546,604
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[5]	8,390,875	8,489,239
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[5]	6,835,833	6,737,302
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[5]	6,600,000	6,630,956

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Transport-Container - 1.1% (continued)
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[5]	5,017,950	$5,007,847
CLI Funding V LLC
2013-1A, 2.83% due 03/18/28[5]	2,130,333	2,094,003
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[5]	1,915,333	1,897,823
Total Transport-Container		44,403,774
Net Lease - 0.8%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[5]	16,618,333	16,621,433
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	10,503,833	10,610,226
2015-1A, 3.75% due 04/20/45[5]	1,767,000	1,747,535
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[5]	1,000,000	996,797
Total Net Lease		29,975,991
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[5]	11,650,000	11,272,531
2016-3A, 3.85% due 10/28/33[5]	1,500,000	1,475,436
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[5]	3,317,666	3,291,755
Putnam Structured Product Funding Ltd.
2003-1A, 3.46% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[5,6]	1,230,234	1,218,671
H2 Asset Funding Ltd.
2014-1A, 4.37% due 03/19/37	48,648	48,971
Total Collateralized Debt Obligations		17,307,364
Infrastructure - 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[8]	7,462,500	7,503,474
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[5]	3,173,333	3,179,683
SBA Tower Trust
2014-1A, 2.90% due 10/15/19[5]	1,725,000	1,714,832
Total Infrastructure		12,397,989
Whole Business - 0.3%
Domino's Pizza Master Issuer LLC
2017-1A, 3.74% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[5,6]	5,184,375	5,179,502
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[5]	3,281,716	3,329,662
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	2,648,543	2,722,411
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[5]	823,679	823,657
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[5]	282,824	281,861
Total Whole Business		12,337,093
Transport-Rail - 0.0%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[5]	1,501,644	1,489,060
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	464,250	464,103
Total Asset-Backed Securities
(Cost $843,197,547)		838,490,202

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.5%
Residential Mortgage Backed Securities - 13.2%
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[5,6]	29,381,698	28,698,271
2017-5, 2.92% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[5,6]	18,889,009	18,785,873
2018-2, 3.25% (WAC) due 03/25/58[5,6]	14,592,405	14,376,795
2018-1, 3.00% (WAC) due 01/25/58[5,6]	2,327,434	2,284,919
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[5,6]	32,891,042	32,351,889
2018-R4, 4.07% (WAC) due 12/26/57[5,6]	31,458,046	31,102,853

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.5% (continued)
Residential Mortgage Backed Securities - 13.2% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.72% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[6]	20,394,185	$20,042,104
2008-BC4, 3.14% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[6]	14,934,636	14,725,280
2006-BC4, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[6]	1,991,257	1,908,114
2006-BC3, 2.67% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[6]	1,949,231	1,706,523
2007-BC1, 2.64% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37[6]	318,848	312,798
Soundview Home Loan Trust
2006-OPT5, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[6]	23,998,361	23,106,680
2006-1, 2.81% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[6]	8,652,524	8,609,643
2005-OPT3, 2.98% (1 Month USD LIBOR + 0.47%, Rate Floor: 0.47%) due 11/25/35[6]	4,000,000	3,940,026
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[5,6]	19,247,114	19,127,847
2017-5A, 4.01% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[5,6]	2,271,068	2,311,645
Home Equity Loan Trust
2007-FRE1, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[6]	22,423,130	20,801,673
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[5,6]	17,456,167	17,656,913
Nomura Resecuritization Trust
2018-1R, 3.41% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 03/25/37[5,6]	15,045,486	14,963,231
2015-4R, 1.39% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[5,6]	1,166,539	1,128,726
NovaStar Mortgage Funding Trust Series
2007-2, 2.71% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[6]	15,843,307	15,243,176
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[5,6]	14,779,582	14,856,584
CIT Mortgage Loan Trust
2007-1, 3.86% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[5,6]	12,897,887	13,033,996
2007-1, 3.96% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[5,6]	887,500	892,698
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[6]	9,863,197	9,513,763
2006-HE3, 2.87% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/36[6]	4,000,000	3,958,286
Banc of America Funding Trust
2015-R2, 2.77% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[5,6]	10,278,000	9,973,910
2015-R4, 2.49% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[5,6]	3,106,541	2,962,452

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.5% (continued)
Residential Mortgage Backed Securities - 13.2% (continued)
Alternative Loan Trust
2007-OA7, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[6]	9,305,726	$8,937,137
2007-OH3, 2.80% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[6]	3,994,802	3,892,214
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass Through Certificates Ser 2005-R10
2005-R10, 2.94% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[6]	12,500,000	12,492,535
American Home Mortgage Investment Trust
2006-3, 2.87% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.18%) due 12/25/46[6]	10,040,072	9,527,835
LSTAR Securities Investment Limited
2018-2, 4.35% due 04/01/21	6,725,278	6,726,724
2017-6, 4.10% (1 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 09/01/22[5,6]	2,433,565	2,432,804
Morgan Stanley Home Equity Loan Trust
2006-2, 2.79% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[6]	8,590,981	8,575,871
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[5,6]	8,214,343	8,205,568
JP Morgan Mortgage Acquisition Trust
2006-HE2, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[6]	7,652,503	7,589,339
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 3.00% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[6]	7,250,000	7,187,776
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 3.45% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[6]	7,025,000	6,986,861
First NLC Trust
2005-4, 2.90% (1 Month USD LIBOR + 0.39%, Rate Cap/Floor: 14.00%/0.39%) due 02/25/36[6]	7,024,129	6,945,517
HarborView Mortgage Loan Trust
2006-14, 2.62% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[6]	3,877,549	3,704,195
2006-12, 2.66% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[6]	3,323,786	3,192,501
Countrywide Asset-Backed Certificates
2006-6, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[6]	4,854,919	4,771,384
2006-5, 2.80% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 08/25/36[6]	2,035,178	2,016,345
FBR Securitization Trust
2005-2, 3.26% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[6]	6,750,000	6,735,428
Nationstar Home Equity Loan Trust
2007-B, 2.73% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[6]	6,765,804	6,640,804
Structured Asset Investment Loan Trust
2006-3, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[6]	5,437,240	5,249,265
2005-2, 3.24% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[6]	668,457	666,980

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.5% (continued)
Residential Mortgage Backed Securities - 13.2% (continued)
2005-1, 3.23% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[5,6]	288,947	$289,343
FirstKey Master Funding
2017-R1, 2.57% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/03/41[5,6]	5,954,540	5,833,394
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[5,9]	4,972,147	4,927,342
New Residential Mortgage Trust
2018-1A, 4.00% (WAC) due 12/25/57[5,6]	4,850,201	4,874,824
LSTAR Securities Investment Trust
2018-2, 3.85% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[5,6]	4,800,172	4,793,572
GSAMP Trust
2002-HE2, 3.51% (1 Month USD LIBOR + 1.04%, Rate Floor: 0.52%) due 10/20/32[5,6]	4,351,120	4,377,811
2005-HE6, 2.95% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[6]	239,340	239,411
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 3.23% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 07/25/34[6]	4,435,899	4,438,050
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/36[6]	4,451,461	4,405,798
CSMC Series
2015-12R, 2.82% (WAC) due 11/30/37[5,6]	4,022,527	4,005,195
2014-2R, 2.51% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[5,6]	271,046	260,378
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[5,6]	4,017,401	3,966,200
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 2.91% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[6]	3,350,000	3,217,930
HSI Asset Securitization Corporation Trust
2005-OPT1, 3.14% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.42%) due 11/25/35[6]	2,156,886	2,142,750
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 3.53% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[6]	2,000,000	1,980,088
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 2.80% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 01/25/36[6]	1,683,115	1,646,653
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.89% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[6]	1,500,000	1,486,375
First Franklin Mortgage Loan Trust
2004-FF10, 3.78% (1 Month USD LIBOR + 1.28%, Rate Floor: 0.85%) due 07/25/34[6]	1,388,576	1,389,829
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 2.81% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 04/25/36[6]	1,441,793	1,352,865
Fannie Mae Connecticut Avenue Securities
2016-C02, 4.66% (1 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 09/25/28[6]	627,371	628,279

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.5% (continued)
Residential Mortgage Backed Securities - 13.2% (continued)
2016-C01, 4.46% (1 Month USD LIBOR + 1.95%, Rate Floor: 0.00%) due 08/25/28[6]	562,138	$562,195
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[6]	1,094,428	1,086,649
GSMSC Resecuritization Trust
2015-5R, 2.45% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 04/26/37[5,6]	988,609	983,350
Encore Credit Receivables Trust
2005-4, 2.95% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 01/25/36[6]	832,713	829,655
Ellington Loan Acquisition Trust
2007-2, 3.46% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 05/25/37[5,6]	715,469	715,750
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	379,814	398,253
Popular ABS Mortgage Pass-Through Trust
2005-2, 2.69% (1 Month USD LIBOR + 0.18%, Rate Cap/Floor: 14.00%/0.18%) due 04/25/35[6]	189,201	188,841
First Frankin Mortgage Loan Trust
2006-FF4, 2.69% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 03/25/36[6]	130,946	130,154
Morgan Stanley Re-REMIC Trust
2010-R5, 3.72% due 06/26/36[5]	124,699	113,566
Accredited Mortgage Loan Trust
2007-1, 2.64% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 14.00%/0.13%) due 02/25/37[6]	62,085	61,965
Total Residential Mortgage Backed Securities		532,180,216
Government Agency - 2.7%
Freddie Mac Seasoned Credit Risk Transfer Trust[11]
2018-1, 2.25% due 05/25/57[9]	27,147,812	26,052,444
2017-4, 2.75% due 06/25/57[9]	17,981,362	17,506,169
2017-4, 3.50% due 06/25/57	8,959,668	8,892,121
2017-3, 3.00% due 07/25/56	922,550	892,420
Freddie Mac Multifamily Structured Pass Through Certificates[11]
2018-K074, 3.60% due 02/25/28	14,000,000	14,223,521
2017-KGX1, 3.00% due 10/25/27	14,000,000	13,714,658
2018-K078, 3.92% (WAC) due 06/25/28[6]	3,350,000	3,481,019
2013-K035, 0.40% (WAC) due 08/25/23[6,10]	107,411,680	1,673,710
Fannie Mae[11]
3.01% due 12/01/27	4,600,000	4,480,402
2.99% due 03/01/30	4,000,000	3,807,283
3.13% due 01/01/30	3,050,000	2,956,057
3.23% due 01/01/30	2,959,242	2,912,617
3.12% due 01/01/30	2,955,649	2,882,950
3.21% due 08/01/27	2,173,937	2,163,528
3.17% due 01/01/30	1,700,000	1,652,459
3.22% due 01/01/30	1,300,000	1,269,414
Total Government Agency		108,560,772

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.5% (continued)
Commercial Mortgage Backed Securities - 1.6%
Wells Fargo Commercial Mortgage Trust
2016-C37, 1.01% (WAC) due 12/15/49[6,10]	37,965,376	$1,813,371
2017-C38, 1.08% (WAC) due 07/15/50[6,10]	25,736,896	1,721,554
2015-LC22, 0.86% (WAC) due 09/15/58[6,10]	24,027,402	1,053,976
2017-C42, 0.90% (WAC) due 12/15/50[6,10]	14,941,260	950,194
2017-RB1, 1.28% (WAC) due 03/15/50[6,10]	9,940,117	810,557
2016-NXS5, 1.53% (WAC) due 01/15/59[6,10]	6,808,385	480,476
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[5]	3,500,000	3,733,313
2010-ARTA, 6.81% due 01/14/29[5]	2,605,000	2,762,175
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/19[5,6]	6,353,165	6,244,938
COMM Mortgage Trust
2015-CR24, 0.79% (WAC) due 08/10/48[6,10]	65,786,084	2,781,238
2018-COR3, 0.45% (WAC) due 05/10/51[6,10]	35,662,631	1,274,775
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP2, 1.84% (WAC) due 08/15/49[6,10]	37,817,590	4,012,397
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.13% (WAC) due 02/15/50[6,10]	33,516,441	2,234,263
2016-UB10, 1.98% (WAC) due 07/15/49[6,10]	19,047,863	1,745,357
DBJPM Mortgage Trust
2017-C6, 1.04% (WAC) due 06/10/50[6,10]	62,778,409	3,840,758
BENCHMARK Mortgage Trust
2018-B2, 0.43% (WAC) due 02/15/51[6,10]	123,902,619	3,483,968
UBS Commercial Mortgage Trust
2017-C2, 1.15% (WAC) due 08/15/50[6,10]	32,857,125	2,326,334
2017-C5, 1.03% (WAC) due 11/15/50[6,10]	14,001,639	879,453
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.97% (WAC) due 12/15/47[6,10]	35,611,942	1,772,599
2017-C34, 0.83% (WAC) due 11/15/52[6,10]	24,661,956	1,332,175
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.83% (WAC) due 12/15/49[6,10]	39,556,881	2,017,674
2016-C2, 1.69% (WAC) due 06/15/49[6,10]	8,805,444	684,407
2017-C5, 0.99% (WAC) due 03/15/50[6,10]	3,700,232	222,955
BANK
2017-BNK7, 0.82% (WAC) due 09/15/60[6,10]	34,914,212	1,778,107
2017-BNK6, 0.87% (WAC) due 07/15/60[6,10]	15,450,995	811,248
Bancorp Commercial Mortgage Trust
2018-CR3, 3.71% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[5,6]	2,200,000	2,185,595
BBCMS Mortgage Trust
2018-C2, 0.77% (WAC) due 12/15/51[6,10]	30,000,000	1,800,801
CD Mortgage Trust
2017-CD6, 0.98% (WAC) due 11/13/50[6,10]	14,863,246	860,927
2016-CD1, 1.43% (WAC) due 08/10/49[6,10]	6,972,946	551,706
CD Commercial Mortgage Trust
2017-CD4, 1.32% (WAC) due 05/10/50[6,10]	17,160,226	1,333,130
CGMS Commercial Mortgage Trust
2017-B1, 0.85% (WAC) due 08/15/50[6,10]	22,363,624	1,199,160
Citigroup Commercial Mortgage Trust
2016-C2, 1.78% (WAC) due 08/10/49[6,10]	6,697,553	685,643
2016-GC37, 1.79% (WAC) due 04/10/49[6,10]	3,782,209	368,592

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.5% (continued)
Commercial Mortgage Backed Securities - 1.6% (continued)
CSAIL Commercial Mortgage Trust
2016-C6, 1.80% (WAC) due 01/15/49[6,10]	9,843,114	$874,917
Americold LLC
2010-ARTA, 4.95% due 01/14/29[5]	840,000	867,708
GS Mortgage Securities Trust
2017-GS6, 1.05% (WAC) due 05/10/50[6,10]	11,554,563	821,492
VSD
2017-PLT1 A, 3.60% due 12/25/43	806,473	805,776
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.80% (WAC) due 01/15/47[6,10]	24,013,420	759,749
LSTAR Commercial Mortgage Trust
2014-2, 4.21% (WAC) due 01/20/41[5,6]	489,543	488,144
GE Business Loan Trust
2007-1A, 2.63% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[5,6]	247,417	242,699
Total Commercial Mortgage Backed Securities		64,614,301
Total Collateralized Mortgage Obligations
(Cost $707,817,579)		705,355,289

CORPORATE BONDS†† - 9.8%
Financial - 6.3%
Santander UK plc
3.36% (3 Month USD LIBOR + 0.62%) due 06/01/21[6]	30,740,000	30,400,690
Capital One Financial Corp.
3.38% (3 Month USD LIBOR + 0.76%) due 05/12/20[6]	22,900,000	22,899,999
Sumitomo Mitsui Trust Bank Ltd.
3.24% (3 Month USD LIBOR + 0.44%) due 09/19/19[5,6]	14,350,000	14,355,851
3.35% (3 Month USD LIBOR + 0.91%) due 10/18/19[5,6]	7,600,000	7,630,955
Station Place Securitization Trust
3.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 03/24/19[5,6]	14,000,000	14,000,000
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 06/24/19[5,6]	13,600,000	13,600,000
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[6]	4,000,000	4,000,000
Mitsubishi UFJ Financial Group, Inc.
3.16% (3 Month USD LIBOR + 0.65%) due 07/26/21[6]	11,450,000	11,407,172
3.84% (3 Month USD LIBOR + 1.06%) due 09/13/21[6]	5,990,000	6,000,349
4.62% (3 Month USD LIBOR + 1.88%) due 03/01/21[6]	453,000	464,015
Goldman Sachs Group, Inc.
3.55% (3 Month USD LIBOR + 0.73%) due 12/27/20[6]	15,700,000	15,635,092
3.99% (3 Month USD LIBOR + 1.20%) due 09/15/20[6]	1,000,000	1,004,690
Citibank North America
3.05% (3 Month USD LIBOR + 0.57%) due 07/23/21[6]	16,390,000	16,240,121
Sumitomo Mitsui Banking Corp.
2.80% (3 Month USD LIBOR + 0.35%) due 01/17/20[6]	15,450,000	15,436,415
Morgan Stanley
3.41% (3 Month USD LIBOR + 0.80%) due 02/14/20[6]	13,650,000	13,650,355
3.77% (3 Month USD LIBOR + 0.98%) due 06/16/20[6]	1,650,000	1,656,630
Svenska Handelsbanken AB
3.16% (3 Month USD LIBOR + 0.47%) due 05/24/21[6]	13,500,000	13,377,800
Credit Agricole S.A.
3.74% (3 Month USD LIBOR + 0.97%) due 06/10/20[5,6]	11,550,000	11,609,251
Assurant, Inc.
4.07% (3 Month USD LIBOR + 1.25%) due 03/26/21[6]	9,552,000	9,548,608

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 9.8% (continued)
Financial - 6.3% (continued)
JPMorgan Chase & Co.
3.42% (3 Month USD LIBOR + 0.68%) due 06/01/21[6]	$8,100,000	$8,050,752
Citizens Bank North America/Providence RI
3.26% (3 Month USD LIBOR + 0.57%) due 05/26/20[6]	8,050,000	8,030,274
Lloyds Bank plc
3.08% (3 Month USD LIBOR + 0.49%) due 05/07/21[6]	8,050,000	7,968,849
UBS Group Funding Switzerland AG
4.22% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[5,6]	5,700,000	5,791,395
Westpac Banking Corp.
3.27% (3 Month USD LIBOR + 0.85%) due 01/11/22[6]	5,000,000	5,003,621
Bank of America Corp.
3.05% (3 Month USD LIBOR + 0.65%) due 10/01/21[6]	4,200,000	4,169,133
Sumitomo Mitsui Financial Group, Inc.
4.45% (3 Month USD LIBOR + 1.68%) due 03/09/21[6]	1,000,000	1,019,254
3.59% (3 Month USD LIBOR + 1.14%) due 10/19/21[6]	702,000	707,402
Mizuho Financial Group, Inc.
3.92% (3 Month USD LIBOR + 1.14%) due 09/13/21[6]	1,500,000	1,505,510
American Equity Investment Life Holding Co.
5.00% due 06/15/27	324,000	315,885
Total Financial		251,880,068
Consumer, Non-cyclical - 2.2%
Express Scripts Holding Co.
3.46% (3 Month USD LIBOR + 0.75%) due 11/30/20[6]	21,875,000	21,875,286
General Mills, Inc.
2.98% (3 Month USD LIBOR + 0.54%) due 04/16/21[6]	20,750,000	20,428,125
CVS Health Corp.
3.40% (3 Month USD LIBOR + 0.63%) due 03/09/20[6]	8,950,000	8,933,747
3.49% (3 Month USD LIBOR + 0.72%) due 03/09/21[6]	8,500,000	8,431,475
Allergan Funding SCS
4.03% (3 Month USD LIBOR + 1.26%) due 03/12/20[6]	11,300,000	11,334,324
Zimmer Biomet Holdings, Inc.
3.55% (3 Month USD LIBOR + 0.75%) due 03/19/21[6]	11,050,000	10,946,527
Cigna Corp.
3.44% (3 Month USD LIBOR + 0.65%) due 09/17/21[5,6]	4,100,000	4,042,087
Total Consumer, Non-cyclical		85,991,571
Communications - 0.5%
Discovery Communications LLC
3.50% (3 Month USD LIBOR + 0.71%) due 09/20/19[6]	11,000,000	10,990,760
Deutsche Telekom International Finance BV
3.03% (3 Month USD LIBOR + 0.58%) due 01/17/20[5,6]	9,400,000	9,418,016
Total Communications		20,408,776
Energy - 0.5%
Equities Corp.
3.17% (3 Month USD LIBOR + 0.77%) due 10/01/20[6]	11,450,000	11,154,323
Phillips 66
3.29% (3 Month USD LIBOR + 0.60%) due 02/26/21[6]	8,700,000	8,602,715
Total Energy		19,757,038
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.94% (3 Month USD LIBOR + 3.50%) due 07/15/21[5,6]	1,232,000	1,227,380
Basic Materials - 0.0%
Yamana Gold, Inc.
4.95% due 07/15/24	1,116,000	1,091,728
Total Corporate Bonds
(Cost $396,039,435)		393,956,561

U.S. TREASURY BILLS†† - 9.7%
U.S. Treasury Bills
2.32% due 01/15/19[12]	55,000,000	54,954,841
2.27% due 01/31/19[12]	45,000,000	44,916,987
2.31% due 02/07/19[12]	45,000,000	44,893,631
2.27% due 01/08/19[12]	35,000,000	34,986,890
2.23% due 01/22/19[12]	35,000,000	34,955,278
2.23% due 01/10/19[12]	25,500,000	25,487,229
2.29% due 01/22/19[12]	25,000,000	24,968,055
2.27% due 01/24/19[12]	25,000,000	24,965,128
2.36% due 01/29/19[12]	25,000,000	24,954,672
2.37% due 03/14/19[12]	25,000,000	24,882,468
2.32% due 02/14/19[12]	20,000,000	19,942,786
2.27% due 01/15/19[12]	15,000,000	14,987,684
2.24% due 01/17/19[12]	15,000,000	14,985,719
Total U.S. Treasury Bills
(Cost $389,863,556)		389,881,368

FEDERAL AGENCY DISCOUNT NOTES†† - 5.3%
Federal Home Loan Bank[13]
2.20% due 01/09/19[12]	50,000,000	49,975,556
1.69% due 01/10/19[12]	40,000,000	39,978,000
2.34% due 01/11/19[12]	40,000,000	39,974,000
2.38% due 01/18/19[12]	30,600,000	30,565,609
2.31% due 01/25/19[12]	22,000,000	21,964,947
2.13% due 01/08/19[12]	20,000,000	19,990,970
2.38% due 01/24/19[12]	10,200,000	10,184,503
Total Federal Agency Discount Notes
(Cost $212,633,585)		212,633,585

SENIOR FLOATING RATE INTERESTS††,6 - 0.7%
Technology - 0.3%
Misys Ltd.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	7,461,444	6,933,845
Epicor Software
5.78% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/01/22	4,411,082	4,207,069

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 0.7% (continued)
Technology - 0.3% (continued)
Neustar, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	297,739	$285,457
Total Technology		11,426,371
Consumer, Non-cyclical - 0.2%
DJO Finance LLC
5.71% ((3 Month USD LIBOR + 3.25%) and (1 Month USD LIBOR + 3.25%), Rate Floor: 4.25%) due 06/08/20	3,959,101	3,901,695
Diamond (BC) B.V.
5.53% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	2,178,000	2,003,760
Albertson's LLC
5.82% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 12/21/22	1,222,039	1,170,945
Total Consumer, Non-cyclical		7,076,400
Consumer, Cyclical - 0.1%
Mavis Tire Express Services Corp.
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	4,830,160	4,649,029
Prime Security Services Borrower LLC
5.27% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/02/22	521,049	495,518
Total Consumer, Cyclical		5,144,547
Financial - 0.1%
iStar, Inc.
5.18% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/28/23	3,990,000	3,820,425
Masergy Holdings, Inc.
6.05% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/15/23	376,508	361,447
Total Financial		4,181,872
Industrial - 0.0%
CHI Overhead Doors, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/29/22	981,830	947,466
ProAmpac PG Borrower LLC
6.05% ((3 Month USD LIBOR + 3.50%) and (1 Month USD LIBOR + 3.50%), Rate Floor: 4.50%) due 11/20/23	149,241	142,151
Total Industrial		1,089,617
Communications - 0.0%
Internet Brands, Inc.
6.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	1,081,932	1,023,779
Total Senior Floating Rate Interests
(Cost $31,399,737)		29,942,586

COMMERCIAL PAPER†† - 7.3%
Walmart, Inc.
2.38% due 01/14/19[5,12]	24,500,000	24,478,059
2.47% due 01/14/19[5,12]	15,000,000	14,986,621
Ryder System, Inc.
2.72% due 01/08/19[12]	20,000,000	19,989,033
2.94% due 01/23/19[12]	14,000,000	13,974,847
FedEx Corp.
2.90% due 01/14/19[5,12]	15,300,000	15,283,978
3.00% due 01/07/19[5,12]	15,000,000	14,992,500
E.I. du Pont de Nemours & Co.
2.96% due 02/04/19[5,12]	28,950,000	28,869,069
American Water Capital Corp.
2.66% due 01/11/19[5,12]	16,000,000	15,987,778
2.85% due 01/16/19[5,12]	5,000,000	4,994,062
Anthem, Inc.
2.90% due 01/02/19[5,12]	20,000,000	19,998,389
General Mills, Inc.
2.75% due 01/14/19[5,12]	20,000,000	19,980,139
Marriott International, Inc.
2.62% due 01/02/19[12]	15,000,000	14,998,908
Waste Management, Inc.
2.60% due 01/02/19[5,12]	15,000,000	14,998,896
AutoZone, Inc.
2.50% due 01/03/19[5,12]	15,000,000	14,997,917
American Express Credit Corp.
2.69% due 02/08/19[12]	15,000,000	14,957,408
Rogers Communications, Inc.
2.85% due 01/02/19[5,12]	10,000,000	9,999,208

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COMMERCIAL PAPER††7.3% (continued)
Vodafone Group plc
2.78% due 01/07/19[12]	10,000,000	$9,995,217
Mondelez International Co.
2.60% due 01/10/19[5,12]	10,000,000	9,992,413
Nasdaq, Inc.
3.02% due 01/24/19[5,12]	5,000,000	4,990,353
3.05% due 02/07/19[5,12]	5,000,000	4,984,326
Total Commercial Paper
(Cost $293,450,207)		293,449,121

REPURCHASE AGREEMENTS††,14 - 1.6%
BNP Paribas issued 12/28/18 at 2.76% due 02/01/19	29,250,125	29,250,125
Barclays issued 09/06/18 at 2.80% (1 Month USD LIBOR + 0.30%) open maturity[6]	15,970,500	15,970,500
issued 07/11/18 at 2.80% (1 Month USD LIBOR + 0.30.%) open maturity[6]	878,281	878,281
Deutsche Bank issued 10/26/18 at 2.86% due 01/28/19	14,861,000	14,861,000
Jefferies LLC issued 12/28/18 at 3.00% open maturity[6]	2,313,000	2,313,000
Total Repurchase Agreements
(Cost $63,272,906)		63,272,906

	Contracts
OTC OPTIONS PURCHASED†† - 0.0%
Call options on:
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $68,616,702)	17,567	8,783
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000.00 (Notional Value $96,012,355)	383	1,915
Total Call options		10,698
Total OTC Options Purchased
(Cost $4,875,424)		10,698
Total Investments - 98.6%
(Cost $3,980,188,219)		$3,972,580,635
Other Assets & Liabilities, net - 1.4%		55,532,202
Total Net Assets - 100.0%		$4,028,112,837

Centrally Cleared Credit Default Swap Agreements Protection Purchased ††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation**
BofA Merrill Lynch	ICE	CDX.NA. IG.31	1.00%	Quarterly	12/20/23	$642,110,000	$(3,609,872)	$(7,532,664)	$3,922,792

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

OTC Credit Default Swap Agreements Protection Purchased ††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation**
Goldman Sachs International	CDX.NA. IG.31	1.00%	Quarterly	12/20/23	$87,130,000	$951,614	$(139,323)	$1,090,937
Morgan Stanley Capital Services LLC	CDX.NA. IG.31	1.00%	Quarterly	12/20/23	37,820,000	413,061	(7,936)	420,997
						$1,364,675	$(147,259)	$1,511,934

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	$5,268,000	$(5,409)	$297	$(5,706)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	8,574,000	(9,821)	303	(10,124)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.92%	Quarterly	01/31/20	5,235,000	(10,583)	289	(10,872)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	2,000,000	(73,235)	699	(73,934)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	65,500,000	(1,785,045)	(17,660)	(1,767,385)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	235,000,000	(3,560,788)	57,234	(3,618,022)
								$(5,444,881)	$41,162	$(5,486,043)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs	58,380,000	BRL	01/02/19	$15,578,385	$15,095,803	$482,582
Barclays	84,906,000	ILS	02/28/19	23,260,006	22,833,150	426,856
J.P. Morgan	46,110,000	ILS	02/28/19	12,813,672	12,400,025	413,647
Citigroup	234,800,000	BRL	04/01/19	60,658,229	60,357,431	300,798
Barclays	17,250,000	GBP	01/22/19	22,233,266	22,013,369	219,897
Morgan Stanley	24,613,200	ILS	02/28/19	6,805,729	6,619,048	186,681
Citigroup	30,885,000	EUR	01/18/19	35,621,464	35,437,702	183,762
Goldman Sachs	40,970,000	EUR	01/18/19	47,132,642	47,009,313	123,329
J.P. Morgan	11,770,000	GBP	01/28/19	15,098,321	15,024,946	73,375
Citigroup	9,326,000	BRL	01/02/19	2,483,622	2,411,502	72,120
Goldman Sachs	69,090,000	ILS	01/31/20	19,077,416	19,017,467	59,949
J.P. Morgan	10,260,000	GBP	02/25/19	13,151,750	13,114,751	36,999
Citigroup	32,754,000	ILS	02/28/19	8,835,975	8,808,294	27,681
Goldman Sachs	185,962,075	ILS	05/31/19	50,380,267	50,374,383	5,884
Citigroup	41,000,000	DKK	03/01/19	6,329,554	6,324,107	5,447
BofA Merrill Lynch	7,160,000	EUR	01/30/19	8,225,909	8,224,258	1,651
Goldman Sachs	211,160,000	HUF	02/13/19	758,164	756,772	1,392
Goldman Sachs	3,290,000	ILS	01/31/19	883,643	882,875	768
J.P. Morgan	3,130,000	GBP	02/19/19	4,000,425	3,999,788	637
Citigroup	423,071	CZK	01/17/19	18,577	18,890	(313)
Morgan Stanley	19,122,000	EUR	01/18/19	21,934,475	21,940,739	(6,264)
J.P. Morgan	7,600,000	EUR	01/18/19	8,713,559	8,720,302	(6,743)
Barclays	10,170,000	EUR	02/15/19	11,688,737	11,696,742	(8,005)
BofA Merrill Lynch	930,500,000	JPY	02/12/19	8,508,518	8,516,782	(8,264)
Barclays	7,285,000	EUR	01/04/19	8,336,881	8,348,404	(11,523)
Citigroup	265,000,000	HUF	02/27/19	938,457	950,726	(12,269)
BofA Merrill Lynch	4,702,000	EUR	02/15/19	5,394,463	5,407,874	(13,411)
Goldman Sachs	85,850,000	DKK	03/01/19	13,217,747	13,242,062	(24,315)
BofA Merrill Lynch	16,130,000	EUR	01/18/19	18,481,109	18,507,694	(26,585)
Citigroup	157,000,000	JPY	01/28/19	1,403,347	1,435,356	(32,009)
BofA Merrill Lynch	73,000,000	DDK	03/01/19	11,222,654	11,259,995	(37,341)
BofA Merrill Lynch	14,370,000	EUR	01/23/19	16,457,860	16,495,627	(37,767)
Goldman Sachs	571,000,000	HUF	02/20/19	2,006,117	2,047,471	(41,354)
BofA Merrill Lynch	3,537,800,000	HUF	02/27/19	12,643,128	12,692,371	(49,243)
Barclays	81,400,000	MXN	01/24/19	4,077,891	4,128,893	(51,002)
Barclays	71,900,000	DKK	03/01/19	11,035,110	11,090,323	(55,213)
J.P. Morgan	106,920,000	DKK	03/01/19	16,435,630	16,492,036	(56,406)
J.P. Morgan	47,500,000	MXN	03/14/19	2,333,980	2,392,031	(58,051)
Goldman Sachs	20,600,000	EUR	03/22/19	23,688,615	23,762,760	(74,145)
Goldman Sachs	1,157,300,000	JPY	01/10/19	10,488,778	10,564,546	(75,768)
BofA Merrill Lynch	14,190,000	EUR	01/04/19	16,166,306	16,261,339	(95,033)
J.P. Morgan	12,700,000	EUR	01/30/19	14,481,112	14,587,721	(106,609)
J.P. Morgan	11,470,000	EUR	02/15/19	13,080,032	13,191,900	(111,868)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Net Unrealized Depreciation
J.P. Morgan	3,962,840,000	HUF	02/27/19	14,043,853	14,217,263	(173,410)
J.P. Morgan	31,690,000	EUR	01/16/19	36,172,108	36,354,863	(182,755)
Goldman Sachs	1,612,500,000	JPY	03/11/19	14,607,659	14,790,621	(182,962)
J.P. Morgan	124,578,750	SEK	03/12/19	13,920,279	14,136,770	(216,491)
Citigroup	225,630,000	MXN	02/07/19	11,202,202	11,420,490	(218,288)
Goldman Sachs	76,500,000	BRL	04/01/19	19,435,482	19,665,006	(229,524)
J.P. Morgan	229,540,000	MXN	05/23/19	11,193,524	11,424,814	(231,290)
Goldman Sachs	1,100,000,000	JPY	02/12/19	9,799,249	10,068,200	(268,951)
Citigroup	1,255,000,000	JPY	02/25/19	11,168,511	11,497,803	(329,292)
Morgan Stanley	2,032,700,000	JPY	01/28/19	18,207,632	18,583,753	(376,121)
Goldman Sachs	255,100,000	MXN	02/28/19	12,426,021	12,874,883	(448,862)
Citigroup	3,695,000,000	JPY	01/10/19	33,175,164	33,730,232	(555,068)
Goldman Sachs	2,352,000,000	JPY	02/04/19	20,952,072	21,515,068	(562,996)
Morgan Stanley	4,465,000,000	JPY	02/25/19	39,906,156	40,906,526	(1,000,370)
J.P. Morgan	545,000,000	MXN	01/03/19	26,647,761	27,736,781	(1,089,020)
						$(4,441,446)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Net Unrealized Appreciation
Goldman Sachs	67,706,000	BRL	01/02/19	$(17,338,962)	$17,507,305	$168,343
						$168,343

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	Rate indicated is the 7-day yield as of December 31, 2018.
[4]	Zero coupon rate security.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,403,282,143 (cost $1,408,831,613), or 34.8%.
[6]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $7,545,145 (cost $7,570,059), or 0.2% of total net assets — See Note 6.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.
[10]	Security is an interest-only strip.
[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full power to control the assets and operations of the firm.
[12]	Rate indicated is the effective yield at the time of purchase.
[13]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[14]	Repurchase Agreements — See additional disclosure for more information on repurchase agreements.

BofA — Bank of America

BRL — Brazilian Real

CME — Chicago Mercantile Exchange

CDX.NA.IG.31 — CDX.NA.IG.31 Index Credit Default Swap North American Investment Grade Series 31 Index

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEK — Swedish Krona

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$61,593,210	$—	$—	$61,593,210
Money Market Fund	102,561,399	—	—	102,561,399
Foreign Government Debt	—	881,433,710	—	881,433,710
Asset-Backed Securities	—	838,490,202	—	838,490,202
Collateralized Mortgage Obligations	—	705,355,289	—	705,355,289
Corporate Bonds	—	393,956,561	—	393,956,561
U.S. Treasury Bills	—	389,881,368	—	389,881,368
Federal Agency Discount Notes	—	212,633,585	—	212,633,585
Senior Floating Rate Interests	—	29,942,586	—	29,942,586
Commercial Paper	—	293,449,121	—	293,449,121
Repurchase Agreements	—	63,272,906	—	63,272,906
Options Purchased	—	10,698	—	10,698
Credit Default Swap Agreements**	—	5,434,726	—	5,434,726
Forward Foreign Currency Exchange Contracts**	—	2,791,798	—	2,791,798
Total Assets	$164,154,609	$3,816,652,550	$—	$3,980,807,159

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$7,064,901	$—	$7,064,901
Interest Rate Swaps Agreements**	—	5,486,043	—	5,486,043
Unfunded Loan Commitments (Note 5)	—	24,222	—	24,222
Total Liabilities	$—	$12,575,166	$—	$12,575,166

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Apollo Aviation Securitization Equity Trust 2016-1A, 4.88% due 03/17/36	6.88%	03/15/23	6.88%	03/15/23
Castlelake Aircraft Securitization Trust 2015-1A, 4.70% due 12/15/40	6.70%	11/30/22	6.70%	11/30/22
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4, 2.75% due 06/25/57	3.00%	06/25/19	3.25%	12/25/19
Freddie Mac Seasoned Credit Risk Transfer Trust 2018-1, 2.25% due 05/25/57	2.50%	03/25/19	2.75% - 3.00%	09/25/19 - 03/25/20
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Mastr Specialized Loan Trust
2.76%			2.77%
02/01/19	$29,250,125	$29,321,846	06/25/46	$37,319,000	$34,908,193

			JP Morgan Mortgage Trust
			3.72%
			04/25/36	35,225,000	33,830,090

			Nationstar Home Equity Loan Trust
			2.83%
			04/25/37	11,731,000	10,709,230

			Morgan Stanley Capital Inc.
			3.29%
			01/25/35	8,000,000	7,543,200
				$92,275,000	$86,990,713

Deutsche Bank			Structured Asset Securities Corporation Trust
2.86%			2.66%
01/28/19	14,861,000	14,971,901	10/28/35	$45,000,000	$37,651,500

Barclays			Standard Chartered plc
2.80% (1 Month USD LIBOR + 0.30%)			4.03%
Open Maturity*	16,848,781	16,848,781	Perpetual Maturity	$20,800,000	$16,040,960

			Sprint Capital Corp.
			8.75%
			03/15/32	875,000	923,125
				$21,675,000	$16,964,085

Jefferies LLC			City of Lynn MA
3.00%			3.25%
Open Maturity*	2,313,000	2,313,000	09/01/19	$2,700,000	$2,721,060

*	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to off set losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 09/30/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares/Face Amount 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$34,179,223	$405,243	$(4,300,000)	$(35,948)	$(1,302,366)	$28,946,152	1,165,773	$401,387	$141
Guggenheim Strategy Fund II	14,722,876	122,126	(2,300,000)	9,881	(95,927)	12,458,956	501,972	113,381	7,204
Guggenheim Strategy Fund III	12,175,294	109,598	(1,500,000)	(12,097)	(90,122)	10,682,673	430,927	107,683	456
Guggenheim Ultra Short Duration Fund [1]	9,971,325	85,202	(500,000)	3,594	(54,692)	9,505,429	954,360	77,299	6,901
	$71,048,718	$722,169	$(8,600,000)	$(34,570)	$(1,543,107)	$61,593,210		$699,750	$14,702

1	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 1.4%
Consumer, Non-cyclical - 0.4%
McKesson Corp.	7,399	$817,367
Archer-Daniels-Midland Co.	19,747	809,035
Cardinal Health, Inc.	16,176	721,450
Medtronic plc	7,277	661,916
Molson Coors Brewing Co. — Class B	11,344	637,079
Tyson Foods, Inc. — Class A	11,581	618,425
Pfizer, Inc.	14,027	612,279
Amgen, Inc.	3,095	602,504
Anthem, Inc.	2,119	556,513
Kimberly-Clark Corp.	4,756	541,899
Post Holdings, Inc.*	6,038	538,167
Baxter International, Inc.	7,799	513,330
Humana, Inc.	1,748	500,767
Performance Food Group Co.*	14,002	451,845
Western Union Co.	24,077	410,754
CVS Health Corp.	6,212	407,010
Abbott Laboratories	5,602	405,193
Central Garden & Pet Co. — Class A*	12,941	404,406
Mondelez International, Inc. — Class A	9,893	396,017
Sysco Corp.	6,261	392,314
Premier, Inc. — Class A*	10,244	382,613
IQVIA Holdings, Inc.*	3,208	372,673
Thermo Fisher Scientific, Inc.	1,632	365,225
UnitedHealth Group, Inc.	1,416	352,754
Kellogg Co.	6,037	344,169
Procter & Gamble Co.	3,692	339,368
Bio-Rad Laboratories, Inc. — Class A*	1,413	328,127
Molina Healthcare, Inc.*	2,813	326,927
Hill-Rom Holdings, Inc.	3,592	318,072
Quest Diagnostics, Inc.	3,768	313,761
MEDNAX, Inc.*	9,349	308,517
Ingredion, Inc.	3,364	307,470
Flowers Foods, Inc.	16,034	296,148
McCormick & Company, Inc.	1,903	264,974
Danaher Corp.	2,460	253,675
Laboratory Corporation of America Holdings*	1,978	249,940
Bruker Corp.	8,243	245,394
HCA Healthcare, Inc.	1,942	241,682
US Foods Holding Corp.*	7,507	237,521
Innoviva, Inc.*	13,512	235,785
CoreLogic, Inc.*	7,039	235,243
Herbalife Nutrition Ltd.*	3,561	209,921
AbbVie, Inc.	2,273	209,548
Kroger Co.	7,584	208,560
Sabre Corp.	9,627	208,328
PepsiCo, Inc.	1,874	207,039
Kraft Heinz Co.	4,714	202,891
AMERCO	613	201,132
Merck & Company, Inc.	2,598	198,513
ICU Medical, Inc.*	861	197,711
Edwards Lifesciences Corp.*	1,286	196,977
Brown-Forman Corp. — Class B	4,026	191,557
Simply Good Foods Co.*	10,125	191,362
Universal Health Services, Inc. — Class B	1,636	190,692
Amedisys, Inc.*	1,628	190,655
Teleflex, Inc.	732	189,207
Bristol-Myers Squibb Co.	3,620	188,168
Hershey Co.	1,755	188,101
Quanta Services, Inc.	6,192	186,379
CONMED Corp.	2,875	184,575
Colgate-Palmolive Co.	3,088	183,798
Biogen, Inc.*	606	182,358
IDEXX Laboratories, Inc.*	976	181,556
WellCare Health Plans, Inc.*	760	179,428
Ligand Pharmaceuticals, Inc. — Class B*	1,302	176,681
Altria Group, Inc.	3,570	176,322
Zoetis, Inc.	2,057	175,956
Estee Lauder Companies, Inc. — Class A	1,349	175,505
Mylan N.V.*	6,404	175,470
Cardtronics plc — Class A*	6,638	172,588
Gilead Sciences, Inc.	2,748	171,887
Darling Ingredients, Inc.*	8,849	170,255
Vector Group Ltd.	17,406	169,360
PRA Health Sciences, Inc.*	1,839	169,114
Centene Corp.*	1,405	161,997
Catalent, Inc.*	5,020	156,524
Pilgrim's Pride Corp.*	9,928	153,983
Alexion Pharmaceuticals, Inc.*	1,576	153,439
Constellation Brands, Inc. — Class A	952	153,101
Allergan plc	1,127	150,635
Philip Morris International, Inc.	2,219	148,141
Jazz Pharmaceuticals plc*	1,172	145,281
Targus Group International Equity, Inc*,†††,1,3	12,773	32,973
Total Consumer, Non-cyclical		24,775,976
Industrial - 0.2%
Genesee & Wyoming, Inc. — Class A*	9,755	722,065
Kansas City Southern	6,609	630,829
Union Pacific Corp.	4,350	601,301
FedEx Corp.	3,353	540,940
Regal Beloit Corp.	7,206	504,780
Eaton Corporation plc	7,327	503,072
Cummins, Inc.	3,466	463,196
Norfolk Southern Corp.	3,005	449,368
TE Connectivity Ltd.	5,683	429,805
Parker-Hannifin Corp.	2,611	389,405
Caterpillar, Inc.	3,027	384,641
Boise Cascade Co.	14,945	356,438
Arrow Electronics, Inc.*	4,744	327,099
CSX Corp.	5,159	320,529
EMCOR Group, Inc.	5,292	315,880
AECOM*	11,818	313,177

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 1.4% (continued)
Industrial - 0.2% (continued)
Avnet, Inc.	8,533	$308,041
Landstar System, Inc.	3,168	303,083
AGCO Corp.	5,328	296,610
J.B. Hunt Transport Services, Inc.	3,118	290,099
Masco Corp.	9,760	285,382
Gibraltar Industries, Inc.*	7,828	278,599
Jabil, Inc.	10,286	254,990
Corning, Inc.	8,230	248,628
Louisiana-Pacific Corp.	11,172	248,242
Expeditors International of Washington, Inc.	3,629	247,099
Trinseo S.A.	5,059	231,601
Snap-on, Inc.	1,568	227,815
Tech Data Corp.*	2,725	222,932
Greenbrier Companies, Inc.	5,171	204,461
Ryder System, Inc.	4,216	203,000
Stericycle, Inc.*	5,500	201,795
Heartland Express, Inc.	10,691	195,645
CH Robinson Worldwide, Inc.	2,324	195,425
Oshkosh Corp.	3,141	192,575
Trinity Industries, Inc.	9,072	186,792
EnerSys	2,404	186,574
Sonoco Products Co.	3,502	186,061
Waters Corp.*	986	186,009
Old Dominion Freight Line, Inc.	1,486	183,506
Vishay Intertechnology, Inc.	10,188	183,486
Saia, Inc.*	3,278	182,978
Spirit AeroSystems Holdings, Inc. — Class A	2,518	181,523
Werner Enterprises, Inc.	6,062	179,071
Gentex Corp.	8,798	177,808
United Parcel Service, Inc. — Class B	1,791	174,676
Knight-Swift Transportation Holdings, Inc.	6,935	173,860
Pentair plc	4,487	169,519
Schneider National, Inc. — Class B	9,042	168,814
Packaging Corporation of America	2,004	167,254
Johnson Controls International plc	5,459	161,859
Rexnord Corp.*	6,829	156,726
Textron, Inc.	3,396	156,182
Belden, Inc.	3,731	155,844
Crane Co.	2,129	153,671
XPO Logistics, Inc.*	2,560	146,022
Total Industrial		15,506,782
Utilities - 0.2%
TexGen Power LLC*,††	233,394	8,985,669
Exelon Corp.	15,314	690,661
Portland General Electric Co.	14,333	657,168
National Fuel Gas Co.	12,793	654,746
El Paso Electric Co.	11,945	598,803
UGI Corp.	10,468	558,468
PNM Resources, Inc.	13,077	537,334
OGE Energy Corp.	11,430	447,942
FirstEnergy Corp.	10,529	395,364
AES Corp.	26,367	381,267
Entergy Corp.	3,821	328,873
Consolidated Edison, Inc.	3,584	274,033
Ameren Corp.	4,094	267,052
NRG Energy, Inc.	6,095	241,362
Edison International	3,599	204,315
Pinnacle West Capital Corp.	2,123	180,879
Total Utilities		15,403,936
Energy - 0.2%
Maverick Natural Resources, LLC*,†††,1	7,168	5,288,857
SandRidge Energy, Inc.*	488,408	3,716,785
Chevron Corp.	6,688	727,588
Exxon Mobil Corp.	9,906	675,490
Phillips 66	7,586	653,534
Valero Energy Corp.	6,701	502,374
Occidental Petroleum Corp.	7,511	461,025
Approach Resources, Inc.*	357,054	311,351
ConocoPhillips	4,901	305,577
ONEOK, Inc.	4,158	224,324
Kinder Morgan, Inc.	12,252	188,436
Murphy USA, Inc.*	2,403	184,166
Williams Companies, Inc.	7,953	175,363
HollyFrontier Corp.	3,311	169,258
PBF Energy, Inc. — Class A	5,174	169,035
Delek US Holdings, Inc.	5,130	166,776
Titan Energy LLC*	35,116	10,535
Total Energy		13,930,474
Technology - 0.1%
HP, Inc.	21,282	435,430
Citrix Systems, Inc.	4,243	434,738
Amdocs Ltd.	6,750	395,415
DXC Technology Co.	7,154	380,378
Intel Corp.	7,212	338,459
Cirrus Logic, Inc.*	9,913	328,913
Fidelity National Information Services, Inc.	3,182	326,314
Cognizant Technology Solutions Corp. — Class A	5,119	324,954
Skyworks Solutions, Inc.	4,628	310,169
QUALCOMM, Inc.	4,812	273,851
Leidos Holdings, Inc.	4,779	251,949
Paychex, Inc.	3,745	243,987
Oracle Corp.	5,270	237,940
MAXIMUS, Inc.	3,460	225,211
j2 Global, Inc.	3,141	217,923
Maxim Integrated Products, Inc.	4,025	204,671
ON Semiconductor Corp.*	12,352	203,932
Seagate Technology plc	5,062	195,343
Analog Devices, Inc.	2,230	191,401
NetApp, Inc.	3,207	191,362

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 1.4% (continued)
Technology - 0.1% (continued)
Take-Two Interactive Software, Inc.*	1,846	$190,027
Accenture plc — Class A	1,330	187,543
Hewlett Packard Enterprise Co.	13,939	184,134
Texas Instruments, Inc.	1,928	182,196
CDK Global, Inc.	3,779	180,938
Qlik Technologies, Inc. - Class A*,†††,1	177	180,638
Broadridge Financial Solutions, Inc.	1,776	170,940
Activision Blizzard, Inc.	3,596	167,466
Western Digital Corp.	4,239	156,716
Icad, Inc.*	37,475	138,657
Qlik Technologies, Inc. *,†††,1	11,400	1
Qlik Technologies, Inc. - Class B*,†††,1	43,738	–
Aspect Software Parent, Inc.*,†††,1,3	117	–
Total Technology		7,451,596
Financial - 0.1%
Senior Housing Properties Trust REIT	46,545	545,507
Ventas, Inc. REIT	8,076	473,173
Medical Properties Trust, Inc. REIT	27,309	439,129
Apartment Investment & Management Co. — Class A REIT	9,925	435,509
Equity Commonwealth REIT	12,119	363,691
Allstate Corp.	3,963	327,463
Park Hotels & Resorts, Inc. REIT	12,520	325,270
Hospitality Properties Trust REIT	13,343	318,631
Hartford Financial Services Group, Inc.	6,871	305,416
Aflac, Inc.	6,586	300,058
Host Hotels & Resorts, Inc. REIT	17,787	296,509
Piedmont Office Realty Trust, Inc. — Class A REIT	15,574	265,381
Omega Healthcare Investors, Inc. REIT	7,256	255,048
Weingarten Realty Investors REIT	10,232	253,856
EPR Properties REIT	3,689	236,207
Franklin Resources, Inc.	7,702	228,441
Prudential Financial, Inc.	2,697	219,940
Brixmor Property Group, Inc. REIT	14,967	219,865
Lazard Ltd. — Class A	5,796	213,931
Visa, Inc. — Class A	1,479	195,139
Travelers Companies, Inc.	1,565	187,409
Northern Trust Corp.	2,162	180,722
Summit Hotel Properties, Inc. REIT	18,052	175,646
Principal Financial Group, Inc.	3,904	172,439
JPMorgan Chase & Co.	1,753	171,128
State Street Corp.	2,653	167,325
Bank of New York Mellon Corp.	1,849	87,032
Total Financial		7,359,865
Consumer, Cyclical - 0.1%
Delta Air Lines, Inc.	11,842	590,916
Southwest Airlines Co.	8,200	381,136
BorgWarner, Inc.	10,603	368,348
United Continental Holdings, Inc.*	4,306	360,541
PACCAR, Inc.	5,806	331,755
Allison Transmission Holdings, Inc.	7,266	319,050
JetBlue Airways Corp.*	18,230	292,774
Lions Gate Entertainment Corp. — Class A	16,870	271,607
Nu Skin Enterprises, Inc. — Class A	4,288	262,983
Alaska Air Group, Inc.	4,300	261,655
Copa Holdings S.A. — Class A	3,247	255,571
PulteGroup, Inc.	9,803	254,780
La-Z-Boy, Inc.	8,881	246,093
American Airlines Group, Inc.	7,031	225,765
NIKE, Inc. — Class B	2,809	208,259
Spirit Airlines, Inc.*	3,568	206,659
Meritor, Inc.*	12,058	203,901
Toll Brothers, Inc.	5,829	191,949
Hyatt Hotels Corp. — Class A	2,812	190,091
DR Horton, Inc.	5,462	189,313
Lowe's Companies, Inc.	2,046	188,969
Lennar Corp. — Class A	4,527	177,232
General Motors Co.	5,167	172,836
Darden Restaurants, Inc.	1,718	171,559
KB Home	8,828	168,615
Lear Corp.	1,367	167,950
TRI Pointe Group, Inc.*	15,212	166,267
Best Buy Company, Inc.	2,890	153,054
PVH Corp.	1,631	151,602
Delphi Technologies plc	10,539	150,918
Total Consumer, Cyclical		7,282,148
Communications - 0.1%
Verizon Communications, Inc.	16,240	913,013
Cisco Systems, Inc.	13,291	575,899
Omnicom Group, Inc.	6,801	498,105
Juniper Networks, Inc.	11,860	319,152
InterDigital, Inc.	4,646	308,634
AMC Networks, Inc. — Class A*	5,587	306,615
Interpublic Group of Companies, Inc.	14,373	296,515
F5 Networks, Inc.*	1,699	275,289
Telephone & Data Systems, Inc.	7,746	252,055
Zayo Group Holdings, Inc.*	9,609	219,469
Shenandoah Telecommunications Co.	4,623	204,568
Scholastic Corp.	5,067	203,997

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 1.4% (continued)
Communications - 0.1% (continued)
Alphabet, Inc. — Class C*	182	$188,481
Facebook, Inc. — Class A*	1,319	172,908
Sirius XM Holdings, Inc.	30,196	172,419
TEGNA, Inc.	14,881	161,756
News Corp. — Class A	13,890	157,652
Cengage Learning Acquisitions, Inc.*,††	21,660	97,470
Total Communications		5,323,997
Basic Materials - 0.0%
Westlake Chemical Corp.	7,169	474,373
Cabot Corp.	8,984	385,773
Eastman Chemical Co.	4,938	361,017
Olin Corp.	15,362	308,930
LyondellBasell Industries N.V. — Class A	3,296	274,095
International Paper Co.	6,039	243,734
Huntsman Corp.	9,144	176,388
Chemours Co.	6,130	172,989
Celanese Corp. — Class A	1,903	171,213
Domtar Corp.	4,117	144,630
Total Basic Materials		2,713,142
Total Common Stocks
(Cost $113,036,729)		99,747,916

PREFERRED STOCKS††- 0.1%
Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19	420,975	10,654,877
Financial - 0.0%
Cent CLO 16, LP due 08/1/24*,2	7,000	31,574
Total Preferred Stocks
(Cost $10,526,280)		10,686,451

WARRANTS††† - 0.0%
Aspect Software, Inc.*,1,3	92,949	–
Total Warrants
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 0.2%
Invesco Solar ETF	700,700	12,997,985
Total Exchange-Traded Funds
(Cost $13,878,503)		12,997,985

MUTUAL FUNDS† - 9.6%
Guggenheim Limited Duration Fund - Institutional Class[3]	12,359,477	304,166,729
Guggenheim Alpha Opportunity Fund - Institutional Class[3]	3,887,405	102,044,379
Guggenheim Strategy Fund II3	4,069,608	101,007,659
Guggenheim Ultra Short Duration Fund[3,4]	9,060,366	90,241,241
Guggenheim Strategy Fund III[3]	3,219,775	79,818,222
Guggenheim Risk Managed Real Estate Fund - Institutional Class[3]	535,681	14,833,017
Total Mutual Funds
(Cost $706,786,280)		692,111,247

MONEY MARKET FUNDS† - 3.6%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 2.19%[5]	253,944,610	253,944,610
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares 2.19%[5]	8,081,462	8,081,462
Total Money Market Funds
(Cost $262,026,072)		262,026,072

	Face Amount~
ASSET-BACKED SECURITIES†† - 23.9%
Collateralized Loan Obligations - 15.4%
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.17% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[6,7]	59,962,000	59,203,463
2017-9A, 4.57% (3 Month USD LIBOR + 1.95%, Rate Floor: 0.00%) due 11/15/29[6,7]	34,300,000	32,909,553
SHACKLETON 2015-VIII CLO Ltd.
2017-8A, 3.39% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[6,7]	62,000,000	61,543,010
Golub Capital Partners CLO Ltd.
2018-36A, 4.68% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[6,7]	20,000,000	18,205,184
2018-25A, 4.48% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 05/05/30[6,7]	18,500,000	17,596,105
2018-36A, 4.23% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 02/05/31[6,7]	13,200,000	12,303,921
2018-39A, 4.66% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[6,7]	5,000,000	4,852,450

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Collateralized Loan Obligations - 15.4% (continued)
Telos CLO Ltd.
2017-6A, 3.72% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[6,7]	24,950,000	$24,919,883
2017-6A, 5.05% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27[6,7]	7,500,000	7,489,697
Tralee CLO III Ltd.
2017-3A, 3.92% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 10/20/27[7]	31,000,000	30,786,859
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 4.25% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 07/20/29[6,7]	25,000,000	24,793,330
2017-1A, 4.82% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/29[6,7]	4,650,000	4,540,079
Palmer Square Loan Funding Ltd.
2018-4A, 3.15% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[6,7]	19,950,000	19,946,784
2018-4A, 3.70% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[6,7]	6,500,000	6,372,434
2018-4A, 4.15% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 11/15/26[6,7]	2,800,000	2,798,727
Diamond CLO Ltd.
2018-1A, 5.03% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[6,7]	13,500,000	13,003,718
2018-1A, 4.23% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/22/30[6,7]	11,000,000	10,679,388
2018-1A, 6.13% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[6,7]	5,000,000	4,851,693
OCP CLO Ltd.
2017-8A, 3.90% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 04/17/27[6,7]	27,500,000	26,966,429
BSPRT Issuer Ltd.
2017-FL2, 5.91% (1 Month USD LIBOR + 3.45%, Rate Floor: 3.45%) due 10/15/34[6,7]	16,500,000	16,584,172
2017-FL2, 4.61% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 10/15/34[6,7]	9,000,000	8,988,575
MP CLO VIII Ltd.
2018-2A, 3.93% (3 Month USD LIBOR + 1.42%, Rate Floor: 0.00%) due 10/28/27[6,7]	14,000,000	13,941,606
2018-2A, 4.41% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[6,7]	11,950,000	11,601,354
Treman Park CLO Ltd.
2015-1A, due 10/20/28[2,6]	32,400,000	24,349,773
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 5.17% (3 Month USD LIBOR + 2.70%, Rate Floor: 0.00%) due 12/22/28[6,7]	24,000,000	24,001,344
A Voce CLO Ltd.
2017-1A, 3.60% (3 Month USD LIBOR + 1.16%, Rate Floor: 0.00%) due 07/15/26[6,7]	23,501,726	23,502,476
Ares XXXIII CLO Ltd.
2016-1A, 4.10% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 12/05/25[6,7]	18,250,000	18,239,428

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Collateralized Loan Obligations - 15.4% (continued)
2016-1A, 5.55% (3 Month USD LIBOR + 2.80%, Rate Floor: 0.00%) due 12/05/25[6,7]	5,000,000	$4,978,483
FDF I Ltd.
2015-1A, 5.50% due 11/12/30[6]	12,000,000	11,952,424
2015-1A, 4.40% due 11/12/30[6]	10,000,000	9,798,342
KVK CLO Ltd.
2018-1A, 4.29% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 05/20/29[6,7]	16,250,000	15,784,163
2013-1A, due 01/15/28[2,6]	11,900,000	5,496,919
Monroe Capital CLO Ltd.
2017-1A, 3.82% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[6,7]	18,500,000	18,366,730
2017-1A, 6.07% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[6,7]	3,000,000	2,906,804
Mountain Hawk II CLO Ltd.
2018-2A, 3.29% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[6,7]	10,326,006	10,310,344
2018-2A, 4.82% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[6,7]	8,250,000	8,140,970
2013-2A, 5.62% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[6,7]	2,750,000	2,608,646
Atlas Senior Loan Fund IV Ltd.
2018-2A, 4.32% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 02/17/26[6,7]	12,000,000	11,857,226
2018-2A, 3.92% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/17/26[6,7]	4,500,000	4,479,124
2018-2A, 5.22% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 02/17/26[6,7]	4,500,000	4,315,760
Crown Point CLO III Ltd.
2017-3A, 3.89% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[6,7]	15,000,000	14,904,501
2017-3A, 3.35% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[6,7]	5,300,000	5,278,389
Ladder Capital Commercial Mortgage Trust
2017-FL1, 4.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 09/15/34[6,7]	12,198,000	12,075,369
2017-FL1, 6.06% (1 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 09/15/34[6,7]	6,650,000	6,589,583
SCOF Ltd.
2018-2A, 4.29% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/15/28[6,7]	18,250,000	18,188,578
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.97% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[6,7]	18,000,000	17,876,579
Marathon CLO V Ltd.
2017-5A, 3.52% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[6,7]	8,120,307	8,079,905
2017-5A, 4.10% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[6,7]	7,920,233	7,826,034
2013-5A, due 11/21/27[2,6]	5,500,000	1,712,046

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Collateralized Loan Obligations - 15.4% (continued)
Garrison BSL CLO Ltd.
2018-1A, 4.02% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[6,7]	16,000,000	$15,302,826
2018-1A, 2.80% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/17/28[6,7]	2,000,000	1,994,338
West CLO Ltd.
2017-1A, 3.36% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[6,7]	15,211,329	15,194,270
2013-1A, due 11/07/25[2,6]	5,300,000	2,028,824
Shackleton 2014-VI-R CLO Ltd.
2018-6RA, 4.07% (3 Month USD LIBOR + 1.73%, Rate Floor: 1.73%) due 07/17/28[6,7]	15,100,000	14,960,470
2018-6RA, 2.94% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/17/28[6,7]	1,000,000	995,601
Voya CLO Ltd.
2013-1A, due 10/15/30[2,6]	28,970,307	15,402,904
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[2]	19,800,000	14,968,042
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 5.28% (3 Month USD LIBOR + 2.95%, Rate Floor: 0.00%) due 12/15/28[6,7]	12,560,000	12,543,155
NewStar Clarendon Fund CLO LLC
2015-1A, 5.19% (3 Month USD LIBOR + 2.70%, Rate Floor: 0.00%) due 01/25/27[6,7]	7,000,000	7,006,305
2015-1A, 5.84% (3 Month USD LIBOR + 3.35%, Rate Floor: 0.00%) due 01/25/27[6,7]	4,000,000	3,962,629
2015-1A, 6.84% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[6,7]	1,300,000	1,302,665
OZLM XIII Ltd.
2018-13A, 4.62% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 07/30/27[6,7]	12,650,000	12,200,764
Seneca Park CLO Limited
2017-1A, 3.57% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[6,7]	11,540,326	11,511,890
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[2,6]	14,000,000	11,306,602
TCP Waterman CLO Ltd.
2016-1A, 5.33% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 12/15/28[6,7]	11,000,000	10,904,511
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[2,6]	19,435,737	10,593,973
SCOF-2 Ltd.
2018-2A, 4.29% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/15/28[6,7]	10,500,000	10,499,181
Recette Clo Ltd.
2017-1A, 3.77% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27[6,7]	9,000,000	8,752,326
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[2,6]	9,500,000	8,573,652
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[2,6]	11,700,000	8,159,767
Flagship CLO VIII Ltd.
2018-8A, 4.24% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[6,7]	8,025,000	7,914,204

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Collateralized Loan Obligations - 15.4% (continued)
Golub Capital BDC CLO LLC
2018-1A, 3.89% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[6,7]	8,000,000	$7,785,721
Avery Point VI CLO Ltd.
2018-6A, 4.58% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/05/27[6,7]	8,000,000	7,691,781
Newstar Commercial Loan Funding LLC
2017-1A, 6.29% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[6,7]	7,500,000	7,463,488
Woodmont Trust
2017-3A, 4.69% (3 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 10/18/29[6,7]	7,400,000	7,163,266
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[2,6]	6,400,000	4,468,026
2013-3X SUB, due 07/15/25[2]	4,938,326	2,631,896
Octagon Investment Partners XIX Ltd.
2017-1A, 3.54% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[6,7]	7,016,711	7,001,361
ACIS CLO Ltd.
2014-4A, 5.09% (3 Month USD LIBOR + 2.55%, Rate Floor: 0.00%) due 05/01/26[6,7]	3,600,000	3,595,689
2015-6A, 5.91% (3 Month USD LIBOR + 3.37%, Rate Floor: 0.00%) due 05/01/27[6,7]	3,250,000	3,196,955
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[2,6]	9,600,000	5,462,880
2018-9A, 4.27% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[6,7]	1,250,000	1,191,453
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[2,6]	13,790,000	6,635,514
Marathon CRE Ltd.
2018-FL1, 5.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[6,7]	6,000,000	5,934,824
2018-FL1, 5.06% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 06/15/28[6,7]	650,000	643,545
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[2,6]	7,895,000	5,928,569
Hull Street CLO Ltd.
2014-1A, 4.90% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26[6,7]	5,785,000	5,728,719
Resource Capital Corp.
2017-CRE5, 4.46% (1 Month USD LIBOR + 2.00%) due 07/15/34[6,7]	5,689,910	5,661,053
NXT Capital CLO LLC
2017-1A, 4.82% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 04/20/29[6,7]	3,000,000	2,930,010
2018-1A, 5.77% (3 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 04/21/27[6,7]	2,750,000	2,637,642
Silvermore CLO Ltd.
2014-1A, 5.62% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/15/26[6,7]	5,500,000	5,500,774
Flagship VII Ltd.
2017-7A, 3.59% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 01/20/26[6,7]	5,471,111	5,470,808

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Collateralized Loan Obligations - 15.4% (continued)
BNPP IP CLO Ltd.
2014-2A, 7.77% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25[6,7]	5,500,000	$5,369,956
FDF II Ltd.
2016-2A, 6.29% due 05/12/31[6]	5,250,000	5,245,956
Sudbury Mill CLO Ltd.
2017-1A, 4.90% (3 Month USD LIBOR + 2.45%, Rate Floor: 0.00%) due 01/17/26[6,7]	5,000,000	4,997,174
WhiteHorse X Ltd.
2015-10A, 7.75% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[6,7]	4,980,000	4,896,127
Greywolf CLO III Ltd.
2018-3RA, 3.12% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 10/22/28[6,7]	4,800,000	4,800,578
Babson CLO Ltd.
2014-IA, due 07/20/25[2,6]	11,900,000	3,965,437
2012-2A, due 05/15/23[2,6]	11,850,000	627,529
Symphony Clo V Ltd.
2007-5A, 6.69% (3 Month USD LIBOR + 4.25%, Rate Floor: 0.00%) due 01/15/24[6,7]	4,000,000	4,047,661
Jackson Mill CLO Ltd.
2018-1A, 4.29% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[6,7]	4,150,000	3,993,093
Madison Park Funding XVI Ltd.
2016-16A, 5.12% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 04/20/26[6,7]	4,000,000	3,980,100
Adams Mill CLO Ltd.
2014-1A, 7.44% (3 Month USD LIBOR + 5.00%, Rate Floor: 0.00%) due 07/15/26[6,7]	4,000,000	3,965,347
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.18% (3 Month USD LIBOR + 2.85%, Rate Floor: 0.00%) due 12/20/24[6,7]	2,829,481	2,831,133
2012-1A, 4.32% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[6,7]	1,000,000	1,000,095
Denali Capital CLO XI Ltd.
2018-1A, 4.62% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[6,7]	2,500,000	2,428,459
2018-1A, 3.17% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/20/28[6,7]	1,000,000	999,873
OZLM XII Ltd.
2018-12A, 4.57% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 04/30/27[6,7]	3,525,000	3,393,008
Flatiron CLO Ltd.
2013-1A, 6.05% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 01/17/26[6,7]	3,200,000	3,199,178
AMMC CLO XI Ltd.
2012-11A, due 04/30/31[2,6]	5,650,000	3,171,017
Mountain Hawk III CLO Ltd.
2014-3A, 5.24% (3 Month USD LIBOR + 2.80%, Rate Floor: 0.00%) due 04/18/25[6,7]	3,000,000	2,984,891
Colombia Cent CLO 27 Ltd.
2018-27A, 3.19% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 10/25/28[6,7]	1,750,000	1,748,977
Ivy Hill Middle Market Credit Fund X Ltd.
2018-10A, 3.14% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/18/30[6,7]	1,500,000	1,494,058

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Collateralized Loan Obligations - 15.4% (continued)
DRSLF
due 01/15/31[2]	1,897,598	$1,402,070
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[2,6]	1,500,000	1,074,622
PFP Ltd.
2017-3, 3.51% (1 Month USD LIBOR + 1.05%) due 01/14/35[6,7]	779,997	775,242
Copper River CLO Ltd.
2007-1A, due 01/20/21[2,8]	8,150,000	679,237
Total Collateralized Loan Obligations		1,112,372,045
Transport-Aircraft - 6.6%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	30,562,723	30,498,541
2018-1, 4.13% due 06/15/43[6]	25,650,380	26,054,827
2016-1, 4.45% due 08/15/41	23,286,375	22,585,292
2015-1A, 5.75% due 12/15/40[6,9]	5,447,442	5,434,356
AASET Trust
2017-1A, 3.97% due 05/16/42[6]	58,234,601	58,134,431
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	57,837,858	57,913,822
Raspro Trust
2005-1A, 3.39% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[6,7]	48,932,392	46,730,434
2005-1A, 3.19% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/23/24[6,7]	4,249,043	4,242,091
AASET US Ltd.
2018-2A, 5.43% due 11/16/38[6]	21,053,720	21,482,713
2018-2A, 4.45% due 11/16/38[6]	19,862,000	20,063,989
Apollo Aviation Securitization Equity Trust
2017-1A, 5.93% due 05/16/42[6]	15,120,260	15,704,680
2016-2, 5.93% due 11/15/41	7,693,211	7,741,824
2016-2, 4.21% due 11/15/41	6,868,938	6,969,467
2016-1A, 6.50% due 03/17/36[6,9]	3,540,414	3,552,260
2016-2, 7.87% due 11/15/41	2,575,695	2,573,884
2018-1A, 5.44% due 01/16/38[6]	1,593,531	1,628,196
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	35,490,867	35,595,920
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[6]	31,993,419	32,054,769
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[6]	20,871,400	21,091,656
Rise Ltd.
2014-1A, 4.75% due 02/12/39	9,479,895	9,290,297
2014-1B, 6.50% due 02/12/39	4,894,256	4,756,938
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[6]	11,089,321	11,079,790
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[6]	8,167,555	8,315,372
Stripes Aircraft Ltd.
2013-1 A1, 5.97% due 03/20/23†††	6,134,285	6,045,813
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	5,336,516	5,073,570
Eagle I Ltd.
2014-1A, 5.29% due 12/15/39[6]	3,779,716	3,815,328
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[6,9]	3,659,188	3,628,260
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	2,150,898	2,078,280
2013-1A, 6.38% due 12/13/48[8]	1,547,712	1,294,104

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.9% (continued)
Transport-Aircraft - 6.6% (continued)
Airplanes Pass Through Trust
2001-1A, 2.71% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[7,8]	2,097,481	$52,041
Total Transport-Aircraft		475,482,945
Whole Business - 0.6%
TSGE
2017-1, 6.25% due 09/25/31†††,1	42,550,000	43,219,075
Drug Royalty III Limited Partnership 1
2017-1A, 4.94% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/15/27[6,7]	2,799,390	2,825,005
Total Whole Business		46,044,080
Collateralized Debt Obligations - 0.4%
Putnam Structured Product Funding Ltd.
2003-1A, 3.46% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[6,7]	11,195,128	11,089,905
Anchorage Credit Funding 4 Ltd.
2016-4A, 4.50% due 02/15/35[6]	9,200,000	9,116,817
N-Star REL CDO VIII Ltd.
2006-8A, 2.71% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[6,7]	8,165,648	8,120,328
Banco Bradesco SA
2014-1, 5.44% due 03/12/26	2,430,571	2,409,303
Highland Park CDO I Ltd.
2006-1A, 3.09% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[7,8]	1,809,760	1,765,050
Pasadena CDO Ltd.
2002-1A, 3.64% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 06/19/37[6,7]	170,726	170,509
Total Collateralized Debt Obligations		32,671,912
Insurance - 0.3%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[6]	19,228,956	19,251,359
Diversified Payment Rights - 0.3%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	15,300,000	15,274,092
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21	3,759,668	3,797,265
Total Diversified Payment Rights		19,071,357
Transport-Rail - 0.1%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[6]	10,054,832	11,135,276
Transport-Container - 0.1%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[6]	9,100,000	8,968,834
Infrastructure - 0.1%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[8]	6,965,001	7,000,329
Total Asset-Backed Securities
(Cost $1,747,402,326)		1,731,998,137

FOREIGN GOVERNMENT DEBT†† - 23.8%
Government of Japan
due 02/25/19[10]	JPY 10,618,000,000	96,893,197
due 01/10/19[10]	JPY 10,214,600,000	93,192,359
due 01/28/19[10]	JPY 4,348,800,000	39,679,418
due 02/04/19[10]	JPY 4,334,000,000	39,545,724
due 02/12/19[10]	JPY 3,876,500,000	35,372,488
due 03/11/19[10]	JPY 2,076,300,000	18,948,184
Republic of France
due 01/16/19[10]	EUR 62,150,000	71,232,574
due 01/04/19[10]	EUR 43,560,000	49,914,060
due 01/30/19[10]	EUR 38,425,000	44,052,565
due 02/25/19[10]	EUR 26,340,000	30,208,723
due 01/23/19[10]	EUR 25,750,000	29,517,166

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 23.8% (continued)
State of Israel
6.00% due 02/28/19	ILS 446,260,000	$126,581,298
2.25% due 05/31/19	ILS 215,650,000	58,934,866
5.00% due 01/31/20	ILS 126,800,000	37,114,016
Kingdom of Spain
due 01/18/19[10]	EUR 118,525,000	135,845,649
due 02/15/19[10]	EUR 42,972,000	49,437,250
Republic of Portugal
due 01/18/19[10]	EUR 108,429,000	124,271,288
due 03/22/19[10]	EUR 34,500,000	39,575,260
Federative Republic of Brazil
due 04/01/19[10]	BRL 580,100,000	147,737,590
United Mexican States
due 01/03/19[10]	MXN 1,101,000,000	55,994,723
due 02/07/19[10]	MXN 695,360,000	35,107,841
due 05/23/19[10]	MXN 415,640,000	20,467,240
due 02/28/19[10]	MXN 244,900,000	12,297,223
due 01/24/19[10]	MXN 132,800,000	6,726,517
Kingdom of Denmark
due 03/01/19[10]	DKK 747,810,000	114,874,828
Government of United Kingdom
due 01/21/19[10]	GBP 35,530,000	45,278,702
due 01/28/19[10]	GBP 23,000,000	29,306,799
due 02/25/19[10]	GBP 19,800,000	25,215,448
due 02/18/19[10]	GBP 5,960,000	7,591,138
Republic of Hungary
due 02/27/19[10]	HUF 14,470,490,000	51,667,565
due 04/24/19[10]	HUF 4,780,000,000	17,065,389
due 02/20/19[10]	HUF 500,000,000	1,785,298
due 02/13/19[10]	HUF 247,400,000	883,455
due 01/02/19[10]	HUF 200,000,000	714,184
due 02/06/19[10]	HUF 199,100,000	710,928
Kingdom of Sweden
4.25% due 03/12/19	SEK 234,500,000	26,708,467
Total Foreign Government Debt
(Cost $1,702,215,380)		1,720,449,420

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.9%
Residential Mortgage Backed Securities - 15.3%
LSTAR Securities Investment Limited
4.35% due 04/01/21	95,498,943	95,519,475
2017-9, 3.90% (1 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 12/01/22[6,7]	35,370,638	35,359,585
2017-8, 4.00% (1 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 11/01/22[6,7]	27,681,317	27,877,743
2017-6, 2.99% (1 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 09/01/22[6,7]	27,597,950	27,589,326
RALI Series Trust
2006-QO6, 2.69% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[7]	37,912,775	15,098,467
2007-QO2, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[7]	19,873,638	11,879,544
2006-QO8, 2.71% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 10/25/46[7]	10,310,572	9,747,380
2006-QO3, 2.72% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 04/25/46[7]	13,398,468	6,060,457
2006-QO2, 2.78% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 02/25/46[7]	11,817,045	4,810,457
2006-QO6, 2.74% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 06/25/46[7]	9,864,387	4,020,356
2006-QO2, 2.85% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 02/25/46[7]	7,412,640	3,120,110
2006-QO6, 2.77% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 06/25/46[7]	6,223,588	2,571,308
2006-QO2, 2.73% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[7]	3,977,457	1,579,810
GSAA Home Equity Trust
2006-12, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	26,695,097	16,384,190
2006-3, 2.81% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 03/25/36[7]	18,628,368	13,320,056

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.9% (continued)
Residential Mortgage Backed Securities - 15.3% (continued)
2006-16, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 10/25/36[7]	28,108,765	$13,197,265
2006-9, 1.48% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 06/25/36[7]	11,283,390	6,074,460
2007-7, 1.51% (1 Month USD LIBOR + 0.27%) due 07/25/37[7]	2,103,766	1,998,709
2006-14, 1.49% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 09/25/36[7]	3,229,135	1,766,822
Lehman XS Trust Series
2006-16N, 2.72% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[7]	24,454,053	23,386,492
2006-18N, 2.69% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[7]	23,101,277	21,043,376
2006-10N, 1.45% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 07/25/46[7]	5,705,295	5,487,274
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36[7]	28,687,642	17,245,017
2006-WMC3, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	13,482,277	10,025,863
2006-HE3, 2.67% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 11/25/36[7]	8,542,070	7,359,526
2006-WMC4, 2.63% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[7]	9,874,539	5,913,355
2006-WMC4, 2.59% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36[7]	4,175,301	2,487,671
American Home Mortgage Assets Trust
2006-1, 2.70% (1 Month USD LIBOR + 0.19%) due 05/25/46[7]	15,772,764	14,169,312
2006-6, 2.72% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[7]	15,822,560	13,427,416
2006-5, 3.08% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 11/25/46[7]	14,491,208	7,203,007
2006-3, 3.10% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46[7]	8,110,785	7,096,534
Nomura Resecuritization Trust
2018-1R, 3.41% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 07/25/36[6,7]	36,828,384	36,638,342
2015-4R, 1.39% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[6,7]	4,504,960	4,358,936
FirstKey Master Funding
2017-R1, 2.57% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/03/41[6,7]	41,819,909	40,222,478
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 2.73% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[7]	25,858,548	15,749,492
2007-HE1, 2.74% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 11/25/36[7]	16,456,698	11,253,788

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.9% (continued)
Residential Mortgage Backed Securities - 15.3% (continued)
2007-HE6, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 05/25/37[7]	9,906,046	$8,749,114
2006-HE6, 2.61% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 09/25/36[7]	5,313,476	2,527,140
2007-HE4, 2.74% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[7]	4,515,475	1,928,285
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.14% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[7]	40,161,511	39,598,519
LSTAR Securities Investment Trust
2018-2, 3.85% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[6,7]	38,622,077	38,568,972
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[6,7]	38,871,300	38,234,118
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 2.87% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[7]	30,932,305	16,063,715
2007-HE2, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[7]	23,570,143	12,017,713
2007-HE4, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[7]	9,551,972	7,392,703
2007-HE4, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[7]	2,967,765	2,095,244
Alternative Loan Trust
2007-OA6, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 06/25/37[7]	23,715,385	21,871,009
2007-OA7, 2.69% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[7]	13,004,156	12,540,803
Long Beach Mortgage Loan Trust
2006-6, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/36[7]	17,314,101	8,805,289
2006-8, 2.67% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 09/25/36[7]	20,249,564	7,836,468
2006-4, 2.67% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/36[7]	12,746,811	5,717,322
2006-1, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 02/25/36[7]	5,091,466	4,120,932
2006-6, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 07/25/36[7]	5,391,402	2,699,382
2006-8, 2.60% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[7]	5,487,251	2,105,353
2006-6, 2.61% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 07/25/36[7]	3,120,968	1,550,027
GSAMP Trust
2007-NC1, 2.64% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[7]	25,473,241	16,523,961
2002-HE2, 3.51% (1 Month USD LIBOR + 1.04%, Rate Floor: 0.52%) due 10/20/32[6,7]	15,475,314	15,570,246
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[6,9]	29,085,040	28,822,946

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.9% (continued)
Residential Mortgage Backed Securities - 15.3% (continued)
Ameriquest Mortgage Securities Trust
2006-M3, 2.68% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[7]	26,862,099	$17,078,546
2006-M3, 2.61% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[7]	16,401,065	6,832,712
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 2.73% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[7]	26,950,724	13,013,540
2006-2, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[7]	20,560,029	9,858,752
ACE Securities Corporation Home Equity Loan Trust Series
2007-HE1, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/37[7]	19,661,949	12,880,779
2007-ASP1, 2.89% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 03/25/37[7]	14,441,364	8,332,387
IXIS Real Estate Capital Trust
2007-HE1, 2.67% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37[7]	27,288,141	9,052,887
2007-HE1, 2.74% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37[7]	19,333,265	6,457,243
2007-HE1, 2.57% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[7]	17,198,972	5,648,321
Impac Secured Assets Trust
2006-3, 2.71% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 11/25/36[7]	22,176,136	20,445,905
Nationstar Home Equity Loan Trust
2007-C, 2.68% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37[7]	17,009,147	16,343,809
Master Asset Backed Securities Trust
2006-WMC3, 2.67% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[7]	12,765,125	6,259,392
2006-HE3, 2.61% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 08/25/36[7]	11,249,974	4,771,808
2006-HE3, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	9,458,542	4,045,727
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37[7]	16,224,314	13,681,961
Home Equity Loan Trust
2007-FRE1, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[7]	13,961,039	12,951,491
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 2.51% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 07/25/47[7]	13,187,866	12,147,354
HSI Asset Securitization Corporation Trust
2007-HE1, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37[7]	8,613,200	6,711,336

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.9% (continued)
Residential Mortgage Backed Securities - 15.3% (continued)
2005-OPT1, 3.14% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.42%) due 11/25/35[7]	5,262,803	$5,228,310
GSAA Trust
2007-3, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/47[7]	24,577,263	11,426,640
Banc of America Funding Trust
2015-R2, 2.77% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[6,7]	10,000,000	9,704,135
First NLC Trust
2007-1, 2.79% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[6,7]	8,923,150	5,349,628
2007-1, 2.58% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37[6,7]	6,766,710	3,959,238
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 2.74% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37[7]	10,283,565	6,296,064
2007-HE4, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[7]	4,156,534	2,908,115
Luminent Mortgage Trust
2006-2, 2.71% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[7]	8,881,658	8,105,308
CitiMortgage Alternative Loan Trust Series
2007-A7, 2.91% (1 Month USD LIBOR + 0.40%, Rate Cap/Floor: 7.50%/0.40%) due 07/25/37[7]	9,326,260	7,764,446
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.00% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[7]	7,546,040	6,608,669
CWABS Asset-Backed Certificates Trust
2006-11, 2.77% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 09/25/46[7]	6,400,000	5,992,284
Morgan Stanley Mortgage Loan Trust
2006-9AR, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	11,630,596	5,495,738
Alliance Bancorp Trust
2007-OA1, 2.75% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[7]	3,518,561	3,091,482
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[6,7]	1,658,057	1,577,105
Morgan Stanley Re-REMIC Trust
2010-R5, 3.72% due 06/26/36[6]	1,356,107	1,235,033

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.9% (continued)
Residential Mortgage Backed Securities - 15.3% (continued)
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[7]	879,560	$856,613
Total Residential Mortgage Backed Securities		1,108,495,418
Commercial Mortgage Backed Securities - 1.1%
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/34[6,7]	53,752,227	52,280,805
GS Mortgage Securities Corporation Trust
2017-STAY, 3.38% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 07/15/32[6,7]	16,531,000	16,087,009
GS Mortgage Securities Trust
2014-GSFL, 5.13% (1 Month USD LIBOR + 3.90%, Rate Floor: 3.90%) due 07/15/31[6,7]	6,038,536	6,033,376
GE Business Loan Trust
2007-1A, 2.91% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 04/16/35[6,7]	1,649,447	1,579,387
2007-1A, 2.63% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[6,7]	1,221,812	1,198,514
Total Commercial Mortgage Backed Securities		77,179,091
Government Agency - 0.3%
Fannie Mae[15]
3.00% due 02/01/57	25,204,345	24,331,981
Military Housing - 0.2%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44[8]	9,000,000	9,347,310
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[6]	5,746,274	6,137,010
Total Military Housing		15,484,320
Total Collateralized Mortgage Obligations
(Cost $1,262,111,344)		1,225,490,810

SENIOR FLOATING RATE INTERESTS††,7 - 9.2%
Technology - 2.2%
Misys Ltd.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	26,276,725	24,418,698
Epicor Software
5.78% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/01/22	23,900,945	22,795,526
EIG Investors Corp.
6.44% ((3 Month USD LIBOR + 3.75%) and (1 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 02/09/23	17,139,781	16,554,114
Datix Bidco Ltd.
7.28% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††,1	9,112,505	9,030,539
10.53% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††,1	461,709	457,244
Planview, Inc.
7.77% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	8,819,366	8,819,367
Nimbus Acquisitions Bidco Ltd.
7.25% (3 Month GBP LIBOR + 6.25%, Rate Floor: 7.25%), (in-kind rate was 1.00%) due 07/15/21†††,1,14	GBP 5,181,527	6,559,076
9.02% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 07/15/21†††,1	1,844,651	1,803,742
Cvent, Inc.
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	8,204,334	7,835,139

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 9.2% (continued)
Technology - 2.2% (continued)
Lytx, Inc.
9.27% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	7,906,027	$7,754,017
Optiv, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	7,687,380	7,101,217
LANDesk Group, Inc.
6.60% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	6,353,509	6,154,962
Bullhorn, Inc.
9.40% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 11/21/22†††,1	5,378,745	5,352,735
9.33% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 11/21/22†††,1	222,254	200,646
Peak 10 Holding Corp.
6.31% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	4,938,492	4,477,583
Neustar, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	3,659,207	3,508,265
Greenway Health LLC
6.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	3,572,796	3,465,612
Jaggaer
6.53% ((1 Month USD LIBOR + 4.00%) and (Commercial Prime Lending Rate + 3.00%), Rate Floor: 5.00%) due 12/28/24	3,523,375	3,452,908
Advanced Computer Software
7.14% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 05/31/24	3,366,266	3,324,188
24-7 Intouch, Inc.
6.76% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 08/25/25	3,192,000	3,024,420
Brave Parent Holdings, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	2,779,167	2,674,948
Ministry Brands LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22	2,648,891	2,635,647
Ping Identity Corp.
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 01/24/25	2,089,500	2,058,157
Refinitiv (Financial & Risk Us Holdings, Inc.)
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	2,100,000	1,995,000
Park Place Technologies LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/29/25	1,943,321	1,914,172
MRI Software LLC
8.31% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 06/30/23	1,391,094	1,377,183
8.15% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 06/30/23	101,375	100,361
7.98% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 06/30/23†††,1	7,000	6,502
Project Accelerate Parent, LLC
6.64% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/02/25	1,488,750	1,458,975
CogitalGroup
4.50% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/25/23†††	EUR 1,000,000	1,134,410
Aspect Software, Inc.
13.52% (3 Month USD LIBOR + 11.00%, Rate Floor: 12.00%) due 05/25/20[3]	1,032,379	856,875

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 9.2% (continued)
Technology - 2.2% (continued)
Solera LLC
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 03/03/21†††,1	270,000	$253,507
Total Technology		162,555,735
Consumer, Cyclical - 1.9%
Mavis Tire Express Services Corp.
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	11,636,294	11,199,933
Petco Animal Supplies, Inc.
5.78% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	15,049,742	10,961,179
Navistar Inc.
5.89% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	8,237,750	7,928,834
Accuride Corp.
8.05% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	7,686,917	7,276,974
AVSC Holding Corp.
6.01% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 03/03/25	7,383,571	6,977,475
Zephyr Bidco Ltd.
8.23% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 4,650,417	5,863,695
EG Finco Ltd.
6.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	4,298,352	4,131,791
5.66% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 02/07/25	GBP 992,500	1,227,716
WESCO
6.34% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††,1	CAD 4,000,000	2,918,033
7.06% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††,1	2,388,000	2,377,188
IRB Holding Corp.
5.68% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/05/25	5,136,250	4,887,142
CD&R Firefly Bidco Ltd.
5.32% (3 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 06/23/25	GBP 3,800,000	4,747,517
Leslie's Poolmart, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	4,453,446	4,239,146
NES Global Talent
8.03% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23	4,196,035	4,185,545
Alexander Mann
6.23% (1 Month GBP LIBOR + 5.50%, Rate Floor: 5.50%) due 08/11/25	GBP 3,000,000	3,674,724
Galls LLC
8.77% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	3,133,989	3,103,337
8.75% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	352,164	348,720
9.23% ((Commercial Prime Lending Rate + 5.25%) and (1 Month USD LIBOR + 6.25%) and (3 Month USD LIBOR + 6.25%), Rate Floor: 7.25%) due 01/31/24†††,1	249,676	222,129
Acosta, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/26/21	2,428,336	1,462,514
5.99% ((1 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%), Rate Floor: 4.25%) due 09/26/19	2,266,667	1,365,145
4.67% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/26/19	1,333,333	803,027
Truck Hero, Inc.
6.26% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/22/24	3,721,662	3,592,967

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 9.2% (continued)
Consumer, Cyclical - 1.9% (continued)
CPI Acquisition, Inc.
7.02% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.50%) due 08/17/22	5,602,372	$3,518,290
SHO Holding I Corp.
7.53% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/27/22	3,719,464	3,496,296
EnTrans International, LLC
8.52% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	3,500,000	3,465,000
OEConnection LLC
6.53% ((1 Month USD LIBOR + 4.00%) and (Commercial Prime Lending Rate + 3.00%), Rate Floor: 5.00%) due 11/22/24	3,327,090	3,252,231
BBB Industries, LLC
6.88% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	3,291,750	3,217,686
Blue Nile, Inc.
9.02% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	3,237,500	3,205,125
Lands' End, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/02/21	3,224,609	3,027,102
Belk, Inc.
7.36% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	3,678,594	2,958,215
Checkers Drive-In Restaurants, Inc.
6.87% (2 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	3,399,731	2,889,772
At Home Holding III Corp.
6.03% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	2,944,225	2,848,537
Argo Merchants
6.55% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/06/24	2,970,833	2,844,573
Nellson Nutraceutical (US)
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/21	2,410,800	2,362,584
IBC Capital Ltd.
6.55% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,914,550	1,840,361
Comet Bidco Ltd.
7.71% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 09/30/24	1,592,000	1,544,240
K & N Parent, Inc.
7.27% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23	976,113	956,590
Richmond UK Bidco Ltd.
4.98% (1 Month GBP LIBOR + 4.25%, Rate Floor: 4.25%) due 03/03/24	GBP 777,012	898,941
Safe Fleet Holdings LLC
5.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/03/25	736,300	700,405
SMG US Midco 2, Inc.
9.52% (1 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/23/26	600,000	588,498
American Tire Distributors, Inc.
11.25% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 10/05/19	416,056	413,976
Total Consumer, Cyclical		137,523,153
Industrial - 1.7%
DAE Aviation
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/07/22	14,298,118	14,101,519
Tronair Parent, Inc.
7.56% ((12 Month USD LIBOR + 4.75%) and (1 Month USD LIBOR + 4.75%), Rate Floor: 5.75%) due 09/08/23	6,617,273	6,352,582
USIC Holding, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/08/23	6,692,628	6,341,265

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 9.2% (continued)
Industrial - 1.7% (continued)
KUEHG Corp. (KinderCare)
6.55% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/21/25	6,032,029	$5,779,468
CPG International LLC
6.63% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/05/24	5,929,855	5,677,836
Arctic Long Carriers
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/18/23	5,319,000	5,132,835
Diversitech Holdings, Inc.
5.80% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	4,327,223	4,077,067
10.30% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	1,000,000	955,000
PT Intermediate Holdings III LLC
6.80% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/09/24	3,985,118	3,885,490
10.80% (3 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 12/08/25	400,000	392,000
Hillman Group, Inc.
6.80% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	4,394,000	4,163,315
Learning Care Group (US), Inc.
5.76% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 03/13/25	4,168,500	3,991,339
Titan Acquisition Ltd. (Husky)
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	4,317,375	3,937,791
Hayward Industries, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	3,900,625	3,742,962
Coveris Rigid
4.50% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 07/28/25	EUR 3,175,000	3,547,181
CHI Overhead Doors, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/29/22	3,484,485	3,362,528
Lineage Logistics LLC
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/27/25	3,381,981	3,191,745
Flex Acquisition Company, Inc.
5.60% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 06/29/25	3,291,750	3,109,058
Capstone Logistics
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	3,057,923	3,006,336
Minerva Bidco Ltd.
5.82% (3 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 07/28/25	GBP 2,200,000	2,790,632
YAK MAT (YAK ACCESS LLC)
12.43% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	3,400,000	2,686,000
Fortis Solutions Group LLC
7.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	1,811,489	1,811,489
6.88% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	747,121	747,121
Hanjin International Corp.
4.94% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/19/20	2,600,000	2,515,500
Bioplan USA, Inc.
7.27% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	2,634,388	2,458,753

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 9.2% (continued)
Industrial - 1.7% (continued)
Dimora Brands, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/24/24	2,471,231	$2,350,759
Pelican Products, Inc.
5.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	2,487,500	2,350,687
STS Operating, Inc. (SunSource)
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	2,387,939	2,316,301
BWAY Holding Co.
5.66% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	1,895,190	1,778,314
Thermasys Corp.
8.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 1.25%) due 05/03/19	2,108,750	1,518,300
12.29% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 11/11/18†††,1	171,395	168,824
Survitec
6.15% (6 Month GBP LIBOR + 5.25%, Rate Floor: 5.25%) due 03/12/22	GBP 1,125,000	1,340,976
4.75% (6 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 03/12/22	EUR 300,000	324,854
Bhi Investments LLC
7.38% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	1,547,125	1,523,918
National Technical Systems
8.60% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/12/21†††,1	1,561,367	1,522,333
American Bath Group LLC
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/30/23	1,563,960	1,501,402
SLR Consulting Ltd.
6.47% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25†††,1	1,190,970	1,161,072
Klockner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 06/30/22	EUR 1,100,000	1,075,585
Safety Bidco Ltd.
5.23% (1 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 10/25/24†††,1	GBP 850,000	1,074,536
Advanced Integration Technology LP
7.46% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 04/03/23	735,061	724,035
Duran Group Holding GMBH
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/29/24	EUR 439,412	488,403
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/20/24	EUR 150,000	166,724
Transcendia Holdings, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	643,500	608,107
Tank Holdings Corp.
5.64% ((3 Month USD LIBOR + 3.25%) and (1 Month USD LIBOR + 3.25%), Rate Floor: 4.25%) due 03/16/22	415,217	399,128
Wencor Group
6.14% ((1 Month USD LIBOR + 3.50%) and (Commercial Prime Lending Rate + 2.50%), Rate Floor: 3.50%) due 06/19/19	376,923	353,365
Total Industrial		120,504,435
Consumer, Non-cyclical - 1.4%
Springs Window Fashions
6.72% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	7,611,750	7,378,678
10.97% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	5,500,000	5,060,000

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 9.2% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Diamond (BC) B.V.
5.53% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	11,246,244	$10,346,544
Endo Luxembourg Finance Co.
6.81% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	9,529,165	9,005,061
IHC Holding Corp.
9.55% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 04/30/21†††,1	6,933,598	6,893,202
9.22% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 04/30/21†††,1	1,354,356	1,346,466
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.88% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	7,604,595	7,442,997
Affordable Care Holdings Corp.
7.25% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22	7,032,500	6,970,966
AI Aqua Zip Bidco Pty Ltd.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	6,281,684	5,988,686
Immucor, Inc.
7.80% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	5,466,754	5,364,253
IVC Acquisition Midco Ltd.
7.02% (1 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 01/26/24	GBP 3,405,000	4,319,138
Arctic Glacier Group Holdings, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	4,373,693	4,176,877
One Call Medical, Inc.
7.71% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/27/22	4,235,130	3,729,032
DJO Finance LLC
5.71% ((3 Month USD LIBOR + 3.25%) and (1 Month USD LIBOR + 3.25%), Rate Floor: 4.25%) due 06/08/20	3,649,386	3,596,470
Smart & Final Stores LLC
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/15/22	3,200,000	2,938,016
Davis Vision
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/02/24	2,932,774	2,772,938
BCPE Eagle Buyer LLC
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	2,855,175	2,655,312
Packaging Coordinators Midco, Inc.
6.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	2,396,854	2,357,905
CTI Foods Holding Co. LLC
6.10% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/29/20	2,585,000	1,921,508
due 06/28/21	1,035,000	75,897
CPI Holdco LLC
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/24	1,905,308	1,850,531
Certara, Inc.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24	1,671,500	1,633,891
Give and Go Prepared Foods Corp.
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	1,684,182	1,473,660
MDVIP LLC
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/14/24	990,000	980,100

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 9.2% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Nellson Nutraceutical
7.05% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/21	988,551	$968,780
Executive Consultant Group
7.30% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/20/24†††,1	953,493	944,802
Recess Holdings, Inc.
6.41% ((3 Month USD LIBOR + 3.75%) and (1 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 09/30/24	789,525	760,573
Sunshine Investments B.V.
5.87% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/28/25	200,000	191,000
Targus Group International, Inc.
due 05/24/16†††,1,3,11	152,876	–
Total Consumer, Non-cyclical		103,143,283
Communications - 0.9%
Cengage Learning Acquisitions, Inc.
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	19,920,918	17,007,484
Dominion Web Solutions LLC
9.02% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/15/24†††,1	10,955,430	10,807,305
Mcgraw-Hill Global Education Holdings LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	9,874,532	8,890,140
Authentic Brands
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	5,925,561	5,629,283
Flight Bidco, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	3,955,448	3,915,894
10.02% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,000,000	977,500
Market Track LLC
6.87% (2 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	4,196,875	3,987,031
Resource Label Group LLC
6.90% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,962,879	1,923,621
10.90% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23	1,500,000	1,485,000
Internet Brands, Inc.
6.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	3,344,453	3,164,688
SFR Group S.A.
6.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,800,000	1,696,500
Imagine Print Solutions LLC
7.28% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	1,621,125	1,556,280
Liberty Cablevision of Puerto Rico LLC
5.94% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 01/07/22	1,355,000	1,294,879

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 9.2% (continued)
Communications - 0.9% (continued)
Houghton Mifflin Co.
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	1,394,197	$1,260,006
Total Communications		63,595,611
Basic Materials - 0.5%
A-Gas Ltd.
7.55% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/12/24†††,1	6,587,833	6,482,283
4.75% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 07/25/24†††,1	EUR 2,750,000	3,137,274
GrafTech Finance, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	9,423,375	8,905,089
Pregis Holding I Corp.
6.31% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/20/21	6,007,617	5,647,160
Dubois Chemicals, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 03/15/24	3,299,415	3,179,811
Vectra Co.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	2,736,250	2,587,480
ICP Industrial, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23	2,270,370	2,259,019
Big River Steel LLC
7.80% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/23/23	1,678,750	1,657,766
LTI Holdings, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	1,496,250	1,405,233
PMHC II, Inc. (Prince)
6.16% ((1 Month USD LIBOR + 3.50%) and (6 Month USD LIBOR + 3.50%) and (12 Month USD LIBOR + 3.50%), Rate Floor: 4.50%) due 03/29/25	1,389,500	1,264,445
ASP Chromaflo Dutch I B.V.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 11/20/23	757,268	735,496
ASP Chromaflo Intermediate Holdings, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 11/20/23	582,371	565,628
Total Basic Materials		37,826,684
Energy - 0.3%
Permian Production Partners
8.51% (3 Month USD LIBOR + 6.00%, Rate Floor: 1.00%) due 05/20/24	12,041,250	11,680,012
SeaPort Financing LLC
8.03% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25	3,150,000	3,134,250
Summit Midstream Partners, LP
8.52% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	1,662,833	1,625,420
Gavilan Resources LLC
8.50% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 03/01/24	2,050,000	1,552,875
Ultra Petroleum, Inc.
6.47% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 04/12/24	1,561,000	1,387,339
Riverstone Utopia Member LLC
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 10/17/24	1,343,250	1,325,344
Total Energy		20,705,240
Financial - 0.2%
USI, Inc.
5.80% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	4,563,638	4,295,524
Camelia Bidco Banc Civica
5.66% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP 3,000,000	3,795,847

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 9.2% (continued)
Financial - 0.2% (continued)
Aretec Group, Inc.
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	3,900,000	$3,786,237
Masergy Holdings, Inc.
6.05% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/15/23	3,642,182	3,496,495
Northstar Financial Services LLC
6.10% ((2 Month USD LIBOR + 3.50%) and (1 Month USD LIBOR + 3.50%), Rate Floor: 4.25%) due 05/25/25	1,691,500	1,642,159
PSS Companies
7.30% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 01/28/20	834,714	813,846
Institutional Shareholder Services
6.55% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/16/24	726,000	706,035
6.52% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/16/24	66,333	64,509
Total Financial		18,600,652
Utilities - 0.1%
MRP Generation Holding
9.80% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 10/18/22	3,421,250	3,267,294
Panda Power
9.30% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 08/21/20	2,187,283	1,950,335
Total Utilities		5,217,629
Total Senior Floating Rate Interests
(Cost $705,586,108)		669,672,422

U.S. TREASURY BILLS†† - 4.4%
U.S. Treasury Bills
2.23% due 01/22/19[12]	50,000,000	49,936,111
2.27% due 01/08/19[12]	40,000,000	39,985,017
2.31% due 02/07/19[12]	40,000,000	39,905,450
2.23% due 01/10/19[12]	30,000,000	29,984,975
2.32% due 02/14/19[12]	30,000,000	29,914,179
2.26% due 01/31/19[12]	29,000,000	28,946,503
2.36% due 01/29/19[12]	25,000,000	24,954,672
2.27% due 01/15/19[12]	20,000,000	19,983,579
2.32% due 01/15/19[12]	20,000,000	19,983,578
2.29% due 01/22/19[12]	20,000,000	19,974,444
2.24% due 01/17/19[12]	15,000,000	14,985,719
Total U.S. Treasury Bills
(Cost $318,540,932)		318,554,227

CORPORATE BONDS†† - 3.3%
Financial - 1.9%
Station Place Securitization Trust
3.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 03/24/19[6,7]	51,000,000	51,000,000
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 06/24/19[6,7]	30,500,000	30,500,000
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[7]	3,000,000	3,000,000
American Equity Investment Life Holding Co.
5.00% due 06/15/27	28,388,000	27,677,011
Atlas Mara Ltd.
8.00% due 12/31/20	14,400,000	12,692,059
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[6]	7,000,000	6,475,000
Univest Financial Corp.
5.10% due 03/30/25[13]	2,500,000	2,505,639
Hospitality Properties Trust
5.25% due 02/15/26	1,567,000	1,583,281
Lincoln Finance Ltd.
7.38% due 04/15/21[6]	1,275,000	1,290,937
Total Financial		136,723,927
Industrial - 0.8%
Encore Capital Group, Inc.
5.63% due 08/11/24†††	39,600,000	38,145,820
Yamana Gold, Inc.
4.95% due 07/15/24	14,734,000	14,413,541
4.76% due 03/23/22†††	4,750,000	4,646,618
4.63% due 12/15/27	3,200,000	2,971,557
4.78% due 06/10/23†††	550,000	531,624
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.94% (3 Month USD LIBOR + 3.50%) due 07/15/21[6,7]	3,370,000	3,357,362
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[8]	1,492,943	1,353,905

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 3.3% (continued)
Industrial - 0.8% (continued)
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	1,063,000	$1,080,274
Total Industrial		66,500,701
Communications - 0.2%
Cengage Learning, Inc.
9.50% due 06/15/24[6]	8,100,000	5,508,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]	6,510,000	5,077,800
MDC Partners, Inc.
6.50% due 05/01/24[6]	3,810,000	3,467,100
Altice France S.A.
7.38% due 05/01/26[6]	2,920,000	2,679,100
EIG Investors Corp.
10.88% due 02/01/24	1,750,000	1,872,500
Total Communications		18,604,500
Consumer, Cyclical - 0.1%
Williams Scotsman International, Inc.
7.88% due 12/15/22[6]	3,932,000	3,843,530
6.88% due 08/15/23[6]	3,375,000	3,240,000
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	2,000,000	1,640,000
6.75% due 01/15/22	1,179,000	960,885
American Tire Distributors, Inc.
10.25% due 03/01/22[6,11]	4,695,000	704,250
Total Consumer, Cyclical		10,388,665
Basic Materials - 0.1%
Eldorado Gold Corp.
6.13% due 12/15/20[6]	7,175,000	6,529,250
Mirabela Nickel Ltd.
9.50% due 06/24/19 [8,11]	1,885,418	579,766
Total Basic Materials		7,109,016
Consumer, Non-cyclical - 0.1%
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[6]	4,376,000	3,325,760
Beverages & More, Inc.
11.50% due 06/15/22[6]	2,675,000	2,059,750
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[6]	1,475,000	1,194,750
Total Consumer, Non-cyclical		6,580,260
Energy - 0.1%
Indigo Natural Resources LLC
6.88% due 02/15/26[6]	2,000,000	1,720,000
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[6]	1,435,000	1,348,900
Basic Energy Services, Inc.
10.75% due 10/15/23[6]	1,500,000	1,282,500
Total Energy		4,351,400
Total Corporate Bonds
(Cost $262,120,611)		250,258,469

SENIOR FIXED RATE INTERESTS††† - 0.1%
Communications - 0.1%
MHGE Parent LLC
11.00% due 04/20/22[1]	4,700,000	4,227,650
Total Senior Fixed Rate Interests
(Cost $4,602,816)		4,227,650

COMMERCIAL PAPER†† - 0.7%

Marriott International, Inc.
2.62% due 01/02/19[12]	15,000,000	14,998,908
AutoZone, Inc.
2.50% due 01/03/19[12]	15,000,000	14,997,917
Anthem, Inc.
2.90% due 01/02/19[6,12]	10,000,000	9,999,194
Vodafone Group plc
2.78% due 01/07/19[12]	10,000,000	9,995,217
Total Commercial Paper
(Cost $49,991,236)		49,991,236

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
REPURCHASE AGREEMENTS††,16 - 2.3%
BNP Paribas
issued 12/28/18 at 2.76% due 02/01/19	51,969,621	$51,969,621
Deusche Bank
issued 10/26/18 at 2.86% due 01/28/19	29,243,000	29,243,000
issued 12/14/18 at 2.86% due 01/28/19	2,676,000	2,676,000
Barclays
issued 09/27/18 at 1.80% open maturity[19]	11,616,843	11,616,843
issued 10/11/18 at 2.58% (1 Month USD LIBOR + 0.30%) open maturity[7]	7,000,000	7,000,000
issued 09/25/18 at 2.80% (1 Month USD LIBOR + 0.30%) open maturity[7]	6,199,583	6,199,583
issued 10/16/18 at 2.80% (1 Month USD LIBOR + 0.30%) open maturity[7]	3,310,445	3,310,445
issued 07/30/18 at 2.80% (1 Month USD LIBOR + 0.30%) open maturity[7]	1,178,451	1,178,451
issued 12/21/17 at 1.30% open maturity[19]	595,625	595,625
issued 10/29/18 at (0.75%) open maturity[19]	530,063	530,063
issued 06/18/18 at (2.00%) open maturity[19]	511,875	511,875
issued 06/20/18 at (2.00%) open maturity[19]	510,625	510,625
issued 06/27/18 at (2.25%) open maturity[19]	505,625	505,625
issued 09/08/17 at 0.50% open maturity[19]	499,375	499,375
issued 12/07/17 at 0.00% open maturity[19]	494,375	494,375
issued 04/02/18 at 1.30% open maturity[19]	346,875	346,875
issued 09/10/18 at (2.50%) open maturity[19]	313,875	313,875
issued 08/21/18 at (2.50%) open maturity[19]	311,625	311,625
issued 08/16/18 at (2.50%) open maturity[19]	307,875	307,875
issued 10/09/18 at 1.50% open maturity[19]	250,000	250,000
issued 4/13/18 at (8.75%) open maturity[19]	225,750	225,750
issued 09/27/18 at 0.25% open maturity[19]	219,000	219,000
issued 09/27/18 at 2.00% open maturity[19]	190,500	190,500
issued 11/03/17 at (8.75%) open maturity[19]	170,500	170,500
issued 12/28/18 at 1.60% open maturity[19]	92,538	92,538
issued 10/26/17 at (8.75%) open maturity[19]	87,625	87,625
issued 11/29/18 at (8.75%) open maturity[19]	31,680	31,680
Citigroup Global Markets
issued 12/10/18 at 2.10% open maturity[19]	10,958,000	10,958,000
issued 12/12/18 at 2.10% open maturity[19]	3,741,000	3,741,000
issued 11/29/18 at 2.05% open maturity[19]	1,264,000	1,264,000
issued 12/13/18 at 2.10% open maturity[19]	907,000	907,000
issued 01/29/18 at 1.55% open maturity[19]	542,000	542,000
issued 01/08/18 at 1.60% open maturity[19]	527,000	527,000
issued 03/23/18 at 0.00% open maturity[19]	346,000	346,000
issued 06/29/18 at (0.25%) open maturity[19]	320,000	320,000
issued 02/15/18 1.55% open maturity[19]	313,000	313,000
issued 10/29/18 at 1.80% due 01/01/19	289,000	289,000
issued 05/15/18 at 1.50% open maturity[19]	283,000	283,000
issued 04/02/18 at 1.50% open maturity[19]	279,000	279,000
issued 04/10/18 at 1.50% open maturity[19]	279,000	279,000
issued 02/27/18 at (8.00%) open maturity[19]	269,000	269,000
issued 01/08/18 at 0.00% open maturity[19]	228,000	228,000
issued 10/31/18 at 1.80% open maturity[19]	193,000	193,000
issued 04/13/18 at 1.50% open maturity[19]	186,000	186,000
issued 12/13/18 at 1.80% open maturity[19]	137,000	137,000
issued 01/05/2018 at 0.00% open maturity[19]	113,000	113,000
Bank of America
issued 11/21/18 at 2.15% open maturity[19]	6,196,000	6,196,000
issued 12/10/18 at 2.15% open maturity[19]	4,134,125	4,134,125
issued 11/27/18 at 2.15% open maturity[19]	3,158,400	3,158,400
issued 11/29/18 at 2.15% open maturity[19]	2,564,150	2,564,150
issued 12/17/18 at 2.12% open maturity[19]	1,890,500	1,890,500
issued 11/28/18 at 2.15% open maturity[19]	858,000	858,000
Jefferies & Company, Inc.
issued 12/13/18 at 5.43% due 01/14/19	1,519,000	1,519,000
issued 12/19/18 at 5.57% due 01/18/19	1,065,000	1,065,000
Mizuho
issued 12/28/18 at 3.11% due 01/16/19	2,218,000	2,218,000
Total Repurchase Agreements
(Cost $164,166,524)		164,166,524

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Contracts	Value
LISTED OPTIONS PURCHASED† - 0.2%
Put options on:
Eurodollar Futures Expiring December 2019 with strike price of $97.63 (Notional Value $4,277,559,000)	17,576	$17,026,750
Total Listed Options Purchased
(Cost $18,740,867)		17,026,750

OTC OPTIONS PURCHASED†† - 0.0%
Call options on:
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $2,850.00 (Notional Value $701,667,315)	2,799	48,982
BofA Merrill Lynch SPDR S&P Oil & Gas Exploration & Production ETF Expiring January 2019 with strike price of $45.00 (Notional Value $85,665,370)	32,290	48,435
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $54.00 (Notional Value $331,537,374)	84,879	42,440
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000.00 (Notional Value $463,516,565)	1,849	9,245
Total OTC Options Purchased
(Cost $29,932,202)		149,102
Total Investments - 99.7%
(Cost $7,371,664,210)		$7,229,554,418

	Face Amount
CORPORATE BONDS SOLD SHORT†† - (0.6%)
Enova International, Inc.
8.50% due 09/15/25[6]	(110,000)	(89,375)
Herc Rentals, Inc.
7.75% due 06/01/24[6]	(200,000)	(208,500)
Monitronics International, Inc.
9.13% due 04/01/20	(903,000)	(224,621)
INEOS Group Holdings S.A.
5.63% due 08/01/24[6]	(550,000)	(487,300)
TMS International Corp.
7.25% due 08/15/25[6]	(800,000)	(748,000)
AK Steel Corp.
6.38% due 10/15/25	(1,000,000)	(770,000)
Envision Healthcare Corp.
8.75% due 10/15/26[6]	(900,000)	(778,500)
Harley-Davidson, Inc.
3.50% due 07/28/25	(1,330,000)	(1,270,692)
Park-Ohio Industries, Inc.
6.63% due 04/15/27	(1,400,000)	(1,330,000)
Staples, Inc.
8.50% due 09/15/25[6]	(1,600,000)	(1,443,520)
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
12.50% due 07/01/22[6]	(1,700,000)	(1,812,625)
Flex Ltd.
4.75% due 06/15/25	(2,210,000)	(2,164,979)
Quorum Health Corp.
11.63% due 04/15/23	(2,400,000)	(2,256,000)
Tenet Healthcare Corp.
8.13% due 04/01/22	(2,425,000)	(2,431,062)
Seagate HDD Cayman
4.75% due 01/01/25	(8,000,000)	(7,095,135)
Mylan N.V.
3.95% due 06/15/26	(8,640,000)	(7,874,606)
Spirit AeroSystems, Inc.
4.60% due 06/15/28	(10,110,000)	(9,705,643)
Dollar Tree, Inc.
4.00% due 05/15/25	(15,080,000)	(14,497,218)
Total Corporate Bonds
(Cost $57,242,097)		(55,187,776)

	Contracts
LISTED OPTIONS WRITTEN† - (0.1)%
Put options on:
Eurodollar Futures Expiring December 2019 with strike price of $97.00 (Notional Value $4,277,559,000)	17,576	(3,295,500)
Total Listed Options Written
(Premiums received $5,818,355)		(3,295,500)

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Contracts	Value
OTC OPTIONS WRITTEN†† - 0.0%
Put options on:
BofA Merrill Lynch SPDR S&P Oil & Gas Exploration & Production ETF Expiring January 2019 with strike price of $52.00 (Notional Value $85,665,370)	32,290	$(32,290)
Total OTC Options Written
(Premiums received $3,939,380)		(32,290)
Total Securities Sold Short - (0.7)%
(Proceeds $66,999,832)		$(58,515,566)
Other Assets & Liabilities, net - 1.0%		70,710,675
Total Net Assets - 100.0%		$7,241,749,527

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Bank of America, N.A.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$1,245,395,000	$(7,001,474)	$(14,606,366)	$7,604,892

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Goldman Sachs International	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$166,760,000	$1,859,518	$(261,333)	$2,120,851
Morgan Stanley Capital Services LLC	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	73,830,000	806,356	(18,294)	824,650
Barclays Bank plc	Kohl's Corp	1.00%	Quarterly	12/20/23	7,450,000	284,529	133,199	151,330
Bank of America, N.A.	Kohl's Corp	1.00%	Quarterly	06/20/23	6,950,000	170,420	111,005	59,415
						$3,120,823	$(35,423)	$3,156,246

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	$10,276,000	$(10,551)	$309	$(10,860)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	16,742,000	(19,178)	321	(19,499)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.92%	Quarterly	01/31/20	9,744,000	(19,699)	299	(19,998)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	63,000,000	(1,716,914)	(12,091)	(1,704,823)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	830,000,000	(12,576,400)	201,669	(12,778,069)
								$(14,342,742)	$190,507	$(14,533,249)

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
Goldman Sachs	120,700,000	BRL	01/02/19	$32,208,139	$31,210,405	$997,734
JPMorgan Chase & Co.	98,156,000	ILS	02/28/19	27,276,921	26,396,376	880,545
Barclays	168,338,600	ILS	02/28/19	46,116,374	45,270,069	846,305
Citigroup	438,900,000	BRL	04/01/19	113,396,620	112,823,153	573,467
Barclays	35,530,000	GBP	01/22/19	45,794,084	45,341,161	452,923
Citigroup	60,785,000	EUR	01/18/19	70,149,536	69,745,206	404,330
Morgan Stanley	51,357,000	ILS	02/28/19	14,204,147	13,811,062	393,085
Goldman Sachs	78,950,000	EUR	01/18/19	90,876,368	90,587,876	288,492
Citigroup	19,430,000	BRL	01/02/19	5,174,434	5,024,177	150,257
JPMorgan Chase & Co.	23,000,000	GBP	01/28/19	29,503,940	29,360,557	143,383
Goldman Sachs	133,140,000	ILS	01/31/20	36,761,653	36,647,641	114,012
Citigroup	2,396,000,000	HUF	02/27/19	8,703,492	8,595,999	107,493
Goldman Sachs	220,502,125	ILS	05/31/19	59,805,825	59,730,773	75,052
JPMorgan Chase & Co.	19,800,000	GBP	02/25/19	25,380,570	25,309,168	71,402
JPMorgan Chase & Co.	4,025,000	CAD	01/14/19	3,008,835	2,950,560	58,275
Citigroup	86,000,000	DKK	03/01/19	13,276,625	13,265,199	11,426
BNP Paribas	1,000,000,000	HUF	04/24/19	3,611,286	3,601,348	9,938
Citigroup	200,000,000	HUF	01/02/19	722,731	714,184	8,547
BofA Merrill Lynch	14,175,000	EUR	01/30/19	16,285,233	16,281,964	3,269
Goldman Sachs	6,340,000	ILS	01/31/19	1,702,787	1,701,346	1,441
JPMorgan Chase & Co.	5,960,000	GBP	02/19/19	7,617,422	7,616,209	1,213
Goldman Sachs	199,100,000	HUF	02/06/19	714,230	713,176	1,054
JPMorgan Chase & Co.	80,000,000	HUF	04/24/19	283,818	288,108	(4,290)
BofA Merrill Lynch	7,858,470,000	HUF	02/27/19	28,185,877	28,193,401	(7,524)
Goldman Sachs	400,000,000	HUF	02/27/19	1,425,821	1,435,058	(9,237)
Goldman Sachs	247,400,000	HUF	02/13/19	875,573	886,652	(11,079)
Barclays	14,820,000	EUR	02/15/19	17,033,144	17,044,809	(11,665)
Morgan Stanley	39,379,000	EUR	01/18/19	45,170,936	45,183,786	(12,850)
JPMorgan Chase & Co.	14,530,000	EUR	01/18/19	16,658,950	16,671,841	(12,891)
Citigroup	1,000,000,000	HUF	04/24/19	3,585,772	3,601,348	(15,576)
Goldman Sachs	1,400,000,000	HUF	04/24/19	5,025,367	5,041,887	(16,520)
BofA Merrill Lynch	1,971,500,000	JPY	02/12/19	18,027,450	18,044,960	(17,510)
BofA Merrill Lynch	6,182,000	EUR	02/15/19	7,092,423	7,110,055	(17,632)
Citigroup	500,000,000	HUF	02/20/19	1,769,797	1,792,882	(23,085)
Barclays	14,920,000	EUR	01/04/19	17,074,298	17,097,898	(23,600)
BofA Merrill Lynch	1,300,000,000	HUF	04/24/19	4,655,326	4,681,752	(26,426)
Goldman Sachs	40,000,000	MXN	01/03/19	2,008,306	2,035,727	(27,421)
Citigroup	178,800,000	JPY	01/28/19	1,598,207	1,634,661	(36,454)
Goldman Sachs	170,070,000	DKK	03/01/19	26,184,449	26,232,703	(48,254)
BofA Merrill Lynch	33,310,000	EUR	01/18/19	38,165,266	38,220,167	(54,901)
Morgan Stanley	8,868,000	EUR	01/14/19	10,108,810	10,171,576	(62,766)
BofA Merrill Lynch	25,750,000	EUR	01/23/19	29,491,295	29,558,971	(67,676)
BofA Merrill Lynch	140,500,000	DKK	03/01/19	21,599,766	21,671,633	(71,867)
Barclays	132,800,000	MXN	01/24/19	6,652,873	6,736,081	(83,208)
Barclays	139,340,000	DKK	03/01/19	21,385,656	21,492,708	(107,052)
JPMorgan Chase & Co.	211,900,000	DKK	03/01/19	32,572,607	32,684,834	(112,227)
Goldman Sachs	34,500,000	EUR	03/22/19	39,668,049	39,796,855	(128,806)
Goldman Sachs	2,103,600,000	JPY	01/10/19	19,065,180	19,202,954	(137,774)
Citigroup	155,184,000	ILS	02/28/19	41,576,326	41,732,498	(156,172)
Goldman Sachs	26,340,000	EUR	02/25/19	30,159,168	30,318,020	(158,852)
JPMorgan Chase & Co.	3,816,020,000	HUF	02/27/19	13,523,618	13,690,525	(166,907)
BofA Merrill Lynch	28,640,000	EUR	01/04/19	32,631,849	32,820,631	(188,782)
JPMorgan Chase & Co.	24,250,000	EUR	01/30/19	27,650,942	27,854,506	(203,564)
JPMorgan Chase & Co.	21,970,000	EUR	02/15/19	25,053,907	25,268,182	(214,275)
Goldman Sachs	2,076,300,000	JPY	03/11/19	18,808,672	19,044,816	(236,144)
Goldman Sachs	300,000,000	MXN	02/07/19	14,848,545	15,184,803	(336,258)

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	62,150,000	EUR	01/16/19	$70,940,157	$71,298,665	$(358,508)
Citigroup	395,360,000	MXN	02/07/19	19,627,366	20,011,545	(384,179)
JPMorgan Chase & Co.	415,640,000	MXN	05/23/19	20,268,696	20,687,505	(418,809)
Goldman Sachs	141,200,000	BRL	04/01/19	35,873,072	36,296,717	(423,645)
JPMorgan Chase & Co.	244,466,250	SEK	03/12/19	27,316,675	27,741,194	(424,519)
Goldman Sachs	244,900,000	MXN	02/28/19	11,929,175	12,360,090	(430,915)
Goldman Sachs	1,905,000,000	JPY	02/12/19	16,970,518	17,436,292	(465,774)
Barclays	28,842,000	GBP	01/14/19	36,299,820	36,790,641	(490,821)
Citigroup	2,295,000,000	JPY	02/25/19	20,423,692	21,025,863	(602,171)
Morgan Stanley	4,170,000,000	JPY	01/28/19	37,352,204	38,123,800	(771,596)
Goldman Sachs	4,334,000,000	JPY	02/04/19	38,608,112	39,645,538	(1,037,426)
Citigroup	8,111,000,000	JPY	01/10/19	72,823,749	74,042,196	(1,218,447)
Morgan Stanley	8,323,000,000	JPY	02/25/19	74,387,219	76,251,963	(1,864,744)
JPMorgan Chase & Co.	1,061,000,000	MXN	01/03/19	51,877,567	53,997,659	(2,120,092)
						$(8,227,248)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation
Goldman Sachs	140,130,000	BRL	01/02/19	$35,886,165	$36,234,582	$348,417

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreement††
Morgan Stanley	Macro Opportunities Portfolio Long Custom Basket Swap[17]	2.80%	At Maturity	07/22/19	$39,145,536	$(3,477,183)

OTC Custom Basket Swap Agreement Sold Short††
Morgan Stanley	Macro Opportunities Portfolio Short Custom Basket Swap[18]	(2.04)%	At Maturity	07/22/19	$99,781,856	$10,276,154

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

CUSTOM BASKET OF LONG SECURITIES[17]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Verizon Communications, Inc.	7,833	1.12%	$65,774
UGI Corp.	5,049	0.69%	47,107
Exelon Corp.	7,387	0.85%	46,185
Pfizer, Inc.	6,766	0.75%	45,704
Medtronic plc	3,510	0.82%	40,036
Portland General Electric Co.	6,913	0.81%	38,505
Procter & Gamble Co.	1,781	0.42%	36,457
Amgen, Inc.	1,493	0.74%	35,966
PNM Resources, Inc.	6,308	0.66%	33,369
Telephone & Data Systems, Inc.	3,736	0.31%	29,681
AES Corp.	12,718	0.47%	28,057
Merck & Company, Inc.	1,253	0.24%	27,184
Allison Transmission Holdings, Inc.	3,505	0.39%	23,595
Ameren Corp.	1,975	0.33%	22,660
OGE Energy Corp.	5,513	0.55%	21,038
Kimberly-Clark Corp.	2,294	0.67%	19,651
Central Garden & Pet Co. — Class A*	6,242	0.50%	16,917
Entergy Corp.	1,843	0.41%	16,264
McCormick & Company, Inc.	918	0.33%	15,914
Ventas, Inc.	3,896	0.58%	15,392
Innoviva, Inc.*	6,518	0.29%	15,090
WellCare Health Plans, Inc.*	367	0.22%	15,045
Genesee & Wyoming, Inc. — Class A*	4,705	0.89%	14,790
FirstEnergy Corp.	5,078	0.49%	14,507
Shenandoah Telecommunications Co.	2,230	0.25%	14,331
Edison International	1,736	0.25%	13,451
Hershey Co.	846	0.23%	11,648
Apartment Investment & Management Co. — Class A	4,787	0.54%	11,091
Pinnacle West Capital Corp.	1,024	0.22%	10,364
Archer-Daniels-Midland Co.	9,525	1.00%	10,278
Cardtronics plc — Class A*	3,201	0.21%	9,811
Spirit Airlines, Inc.*	1,721	0.25%	8,962
EnerSys	1,159	0.23%	7,557
Herbalife Nutrition Ltd.*	1,717	0.26%	6,583
National Fuel Gas Co.	6,171	0.81%	6,202
Fidelity National Information Services, Inc.	1,534	0.40%	5,979
El Paso Electric Co.	5,762	0.74%	5,647
F5 Networks, Inc.*	819	0.34%	5,626
QUALCOMM, Inc.	2,321	0.34%	5,583
Juniper Networks, Inc.	5,720	0.39%	5,404
PepsiCo, Inc.	904	0.26%	5,020
Edwards Lifesciences Corp.*	620	0.24%	5,017
Icad, Inc.*	23,169	0.22%	4,518
AbbVie, Inc.	1,096	0.26%	3,929
Corning, Inc.	3,970	0.31%	3,590
Omnicom Group, Inc.	3,280	0.61%	3,132
Biogen, Inc.*	292	0.22%	2,933
Simply Good Foods Co.*	4,884	0.24%	2,880
Omega Healthcare Investors, Inc.	3,500	0.31%	2,668
AMC Networks, Inc. — Class A*	2,695	0.38%	2,133
TEGNA, Inc.	7,178	0.20%	1,889
Darling Ingredients, Inc.*	4,268	0.21%	1,835
United Continental Holdings, Inc.*	2,077	0.44%	1,744
Danaher Corp.	1,186	0.31%	1,689
NRG Energy, Inc.	2,940	0.30%	1,428
Thermo Fisher Scientific, Inc.	787	0.45%	1,254
Consolidated Edison, Inc.	1,728	0.34%	1,227
Abbott Laboratories	2,702	0.50%	1,222
Performance Food Group Co.*	6,754	0.56%	837
Gibraltar Industries, Inc.*	3,776	0.34%	814
Lennar Corp. — Class A	2,183	0.22%	590
Bristol-Myers Squibb Co.	1,746	0.23%	309
Teleflex, Inc.	353	0.23%	208
NIKE, Inc. — Class B	1,355	0.26%	129
Kroger Co.	3,658	0.26%	(18)
Aflac, Inc.	3,177	0.37%	(301)
Snap-on, Inc.	756	0.28%	(1,070)
Lowe's Companies, Inc.	987	0.23%	(1,079)
Alphabet, Inc. — Class C*	88	0.23%	(1,246)
Ingredion, Inc.	1,622	0.38%	(1,372)
Cisco Systems, Inc.	6,411	0.71%	(1,694)
Jabil, Inc.	4,961	0.31%	(1,980)
Vishay Intertechnology, Inc.	4,914	0.23%	(2,039)
MAXIMUS, Inc.	1,669	0.28%	(2,076)
Visa, Inc. — Class A	713	0.24%	(2,207)
Zoetis, Inc.	992	0.22%	(2,258)
Medical Properties Trust, Inc.	13,172	0.54%	(2,464)
Amedisys, Inc.*	785	0.23%	(2,475)
US Foods Holding Corp.*	3,621	0.29%	(2,658)
Tech Data Corp.*	1,314	0.27%	(3,105)
Flowers Foods, Inc.	7,734	0.36%	(3,371)
Oracle Corp.	2,542	0.29%	(3,435)
CDK Global, Inc.	1,823	0.22%	(3,619)
AMERCO	295	0.25%	(3,622)
Waters Corp.*	475	0.23%	(3,650)
Maxim Integrated Products, Inc.	1,941	0.25%	(3,696)
Norfolk Southern Corp.	1,449	0.55%	(3,974)
Brown-Forman Corp. — Class B	1,942	0.24%	(4,535)
ICU Medical, Inc.*	415	0.24%	(4,631)
j2 Global, Inc.	1,515	0.27%	(4,635)
Bank of New York Mellon Corp.	891	0.11%	(4,677)
NetApp, Inc.	1,547	0.24%	(4,781)
Brixmor Property Group, Inc.	7,219	0.27%	(4,895)
Landstar System, Inc.	1,528	0.37%	(5,037)
Equity Commonwealth	5,845	0.45%	(5,150)
Sonoco Products Co.	1,689	0.23%	(5,239)
Take-Two Interactive Software, Inc.*	890	0.23%	(5,239)

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
Park Hotels & Resorts, Inc.	6,039	0.40%	$(5,416)
Colgate-Palmolive Co.	1,489	0.23%	(5,421)
HCA Healthcare, Inc.	937	0.30%	(5,642)
Baxter International, Inc.	3,762	0.63%	(6,019)
Analog Devices, Inc.	1,075	0.24%	(6,138)
Hill-Rom Holdings, Inc.	1,732	0.39%	(6,193)
CONMED Corp.	1,387	0.23%	(6,256)
Toll Brothers, Inc.	2,811	0.24%	(6,282)
Northern Trust Corp.	1,043	0.22%	(6,440)
IQVIA Holdings, Inc.*	1,547	0.46%	(6,525)
Intel Corp.	3,478	0.42%	(6,633)
CVS Health Corp.	2,996	0.50%	(6,816)
Travelers Companies, Inc.	755	0.23%	(6,961)
Facebook, Inc. — Class A*	636	0.21%	(7,220)
Paychex, Inc.	1,806	0.30%	(7,354)
ConocoPhillips	2,364	0.38%	(7,398)
CH Robinson Worldwide, Inc.	1,121	0.24%	(7,509)
Anthem, Inc.	1,022	0.69%	(7,623)
Scholastic Corp.	2,444	0.25%	(7,771)
Molson Coors Brewing Co. — Class B	5,471	0.78%	(7,819)
Estee Lauder Companies, Inc. — Class A	650	0.22%	(7,961)
PRA Health Sciences, Inc.*	887	0.21%	(7,997)
Sirius XM Holdings, Inc.	14,565	0.21%	(8,105)
PulteGroup, Inc.	4,729	0.31%	(8,349)
Expeditors International of Washington, Inc.	1,750	0.30%	(8,706)
Old Dominion Freight Line, Inc.	717	0.23%	(8,709)
EPR Properties	1,779	0.29%	(8,717)
Heartland Express, Inc.	5,157	0.24%	(8,836)
JPMorgan Chase & Co.	845	0.21%	(8,894)
Sabre Corp.	4,644	0.26%	(8,940)
DR Horton, Inc.	2,635	0.23%	(9,013)
Universal Health Services, Inc. — Class B	789	0.23%	(9,072)
UnitedHealth Group, Inc.	683	0.43%	(9,128)
Hyatt Hotels Corp. — Class A	1,356	0.23%	(9,650)
Bruker Corp.	3,976	0.30%	(9,855)
Murphy USA, Inc.*	1,159	0.23%	(9,940)
United Parcel Service, Inc. — Class B	863	0.22%	(9,970)
Eaton Corporation plc	3,534	0.62%	(10,054)
Franklin Resources, Inc.	3,715	0.28%	(10,056)
Activision Blizzard, Inc.	1,734	0.21%	(10,260)
Johnson Controls International plc	2,633	0.20%	(10,339)
Post Holdings, Inc.*	2,912	0.66%	(10,371)
Allergan plc	543	0.19%	(10,648)
Texas Instruments, Inc.	930	0.22%	(11,277)
Darden Restaurants, Inc.	828	0.21%	(11,392)
Caterpillar, Inc.	1,460	0.47%	(11,519)
Interpublic Group of Companies, Inc.	6,933	0.37%	(11,563)
Molina Healthcare, Inc.*	1,357	0.40%	(11,680)
La-Z-Boy, Inc.	4,284	0.30%	(11,700)
General Motors Co.	2,492	0.21%	(11,868)
Altria Group, Inc.	1,722	0.22%	(11,895)
Citrix Systems, Inc.	2,046	0.54%	(12,041)
Trinity Industries, Inc.	4,376	0.23%	(12,177)
Premier, Inc. — Class A*	4,941	0.47%	(12,352)
Gentex Corp.	4,244	0.22%	(12,378)
Pentair plc	2,164	0.21%	(12,392)
Regal Beloit Corp.	3,476	0.62%	(12,427)
Sysco Corp.	3,020	0.48%	(12,689)
Saia, Inc.*	1,581	0.23%	(12,789)
Centene Corp.*	678	0.20%	(12,856)
Kinder Morgan, Inc.	5,910	0.23%	(13,009)
Accenture plc — Class A	641	0.23%	(13,052)
Alaska Air Group, Inc.	2,074	0.32%	(13,067)
Pilgrim's Pride Corp.*	4,789	0.19%	(13,550)
ONEOK, Inc.	2,006	0.28%	(13,578)
Piedmont Office Realty Trust, Inc. — Class A	7,512	0.33%	(13,840)
Quanta Services, Inc.	2,986	0.23%	(13,870)
Kansas City Southern	3,188	0.78%	(14,118)
Delek US Holdings, Inc.	2,474	0.21%	(14,178)
Humana, Inc.	843	0.62%	(14,823)
KB Home	4,258	0.21%	(14,850)
Broadridge Financial Solutions, Inc.	856	0.21%	(15,150)
TRI Pointe Group, Inc.*	7,337	0.20%	(15,362)
InterDigital, Inc.	2,241	0.38%	(15,668)
Mondelez International, Inc. — Class A	4,772	0.49%	(15,982)
Chevron Corp.	3,226	0.90%	(16,017)
Schneider National, Inc. — Class B	4,361	0.21%	(16,374)
Ryder System, Inc.	2,033	0.25%	(16,442)
Crane Co.	1,027	0.19%	(16,648)
American Airlines Group, Inc.	3,391	0.28%	(16,955)
Oshkosh Corp.	1,515	0.24%	(17,337)
Textron, Inc.	1,638	0.19%	(17,858)
Catalent, Inc.*	2,421	0.19%	(17,865)
Werner Enterprises, Inc.	2,924	0.22%	(18,487)
Arrow Electronics, Inc.*	2,288	0.40%	(18,684)
Allstate Corp.	1,911	0.40%	(19,180)
Domtar Corp.	1,986	0.18%	(19,766)
Philip Morris International, Inc.	1,070	0.18%	(19,882)
Hartford Financial Services Group, Inc.	3,314	0.38%	(19,904)
Amdocs Ltd.	3,256	0.49%	(19,984)
J.B. Hunt Transport Services, Inc.	1,504	0.36%	(20,007)
Rexnord Corp.*	3,294	0.19%	(20,085)
Avnet, Inc.	4,116	0.38%	(20,114)
Celanese Corp. — Class A	918	0.21%	(20,596)
Nu Skin Enterprises, Inc. — Class A	2,068	0.32%	(20,605)
Hewlett Packard Enterprise Co.	6,724	0.23%	(20,773)
Gilead Sciences, Inc.	1,325	0.21%	(21,001)
Delta Air Lines, Inc.	5,712	0.73%	(21,005)
Williams Companies, Inc.	3,836	0.22%	(21,067)
Quest Diagnostics, Inc.	1,817	0.39%	(21,428)
Leidos Holdings, Inc.	2,305	0.31%	(21,582)
Spirit AeroSystems Holdings, Inc. — Class A	1,214	0.22%	(21,816)
AGCO Corp.	2,570	0.37%	(21,911)
Weingarten Realty Investors	4,935	0.31%	(22,016)
Meritor, Inc.*	5,816	0.25%	(22,740)

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Jazz Pharmaceuticals plc*	565	0.18%	$(22,771)
Alexion Pharmaceuticals, Inc.*	760	0.19%	(22,921)
Constellation Brands, Inc. — Class A	459	0.19%	(23,062)
CSX Corp.	2,488	0.39%	(23,392)
Prudential Financial, Inc.	1,301	0.27%	(23,605)
Stericycle, Inc.*	2,653	0.25%	(23,812)
Union Pacific Corp.	2,098	0.74%	(25,020)
International Paper Co.	2,913	0.30%	(25,027)
Parker-Hannifin Corp.	1,259	0.48%	(25,117)
Delphi Technologies plc	5,083	0.19%	(25,351)
Knight-Swift Transportation Holdings, Inc.	3,345	0.21%	(25,368)
XPO Logistics, Inc.*	1,234	0.18%	(25,865)
IDEXX Laboratories, Inc.*	470	0.22%	(26,577)
JetBlue Airways Corp.*	8,793	0.36%	(26,785)
Packaging Corporation of America	966	0.21%	(26,982)
Principal Financial Group, Inc.	1,883	0.21%	(26,993)
Hospitality Properties Trust	6,436	0.39%	(27,080)
Lazard Ltd. — Class A	2,795	0.26%	(27,623)
Western Union Co.	11,613	0.51%	(27,706)
Summit Hotel Properties, Inc.	8,708	0.22%	(28,118)
HollyFrontier Corp.	1,597	0.21%	(28,128)
Ligand Pharmaceuticals, Inc. — Class B*	628	0.22%	(28,224)
Seagate Technology plc	2,442	0.24%	(28,623)
McKesson Corp.	3,569	1.01%	(28,843)
Kraft Heinz Co.	2,273	0.25%	(29,218)
BorgWarner, Inc.	5,114	0.45%	(29,527)
PBF Energy, Inc. — Class A	2,496	0.21%	(29,624)
Louisiana-Pacific Corp.	5,389	0.31%	(29,879)
Best Buy Company, Inc.	1,394	0.19%	(30,314)
Bio-Rad Laboratories, Inc. — Class A*	681	0.40%	(30,435)
State Street Corp.	1,280	0.21%	(30,474)
News Corp. — Class A	6,700	0.19%	(30,684)
Greenbrier Companies, Inc.	2,494	0.25%	(31,325)
MEDNAX, Inc.*	4,509	0.38%	(31,651)
PVH Corp.	787	0.19%	(31,869)
Southwest Airlines Co.	3,955	0.47%	(32,921)
Mylan N.V.*	3,089	0.22%	(32,983)
ON Semiconductor Corp.*	5,958	0.25%	(33,570)
Cummins, Inc.	1,672	0.57%	(33,616)
Kellogg Co.	2,912	0.42%	(33,692)
HP, Inc.	10,265	0.54%	(33,724)
PACCAR, Inc.	2,800	0.41%	(33,757)
Laboratory Corporation of America Holdings*	954	0.31%	(34,320)
Westlake Chemical Corp.	3,458	0.58%	(35,213)
Cognizant Technology Solutions Corp. — Class A	2,469	0.40%	(35,781)
Exxon Mobil Corp.	4,778	0.83%	(35,848)
Copa Holdings S.A. — Class A	1,566	0.31%	(36,433)
TE Connectivity Ltd.	2,741	0.53%	(36,877)
Lear Corp.	659	0.21%	(37,038)
Vector Group Ltd.	8,396	0.21%	(37,369)
Host Hotels & Resorts, Inc.	8,580	0.37%	(38,419)
Masco Corp.	4,708	0.35%	(38,832)
EMCOR Group, Inc.	2,553	0.39%	(39,090)
Huntsman Corp.	4,411	0.22%	(40,778)
CoreLogic, Inc.*	3,395	0.29%	(40,798)
Cirrus Logic, Inc.*	4,781	0.41%	(41,421)
Skyworks Solutions, Inc.	2,232	0.38%	(42,568)
Western Digital Corp.	2,044	0.19%	(42,670)
Occidental Petroleum Corp.	3,623	0.57%	(43,021)
Lions Gate Entertainment Corp. — Class A	8,137	0.33%	(43,162)
Cabot Corp.	4,333	0.48%	(44,305)
AECOM*	5,700	0.39%	(44,502)
Cardinal Health, Inc.	7,803	0.89%	(44,522)
Trinseo S.A.	2,440	0.29%	(46,788)
LyondellBasell Industries N.V. — Class A	1,590	0.34%	(47,128)
Valero Energy Corp.	3,232	0.62%	(47,219)
Belden, Inc.	1,800	0.19%	(47,824)
Zayo Group Holdings, Inc.*	4,635	0.27%	(53,214)
Chemours Co.	2,957	0.21%	(54,076)
Boise Cascade Co.	7,209	0.44%	(54,313)
Tyson Foods, Inc. — Class A	5,586	0.76%	(62,324)
Olin Corp.	7,410	0.38%	(63,106)
Eastman Chemical Co.	2,382	0.44%	(64,742)
DXC Technology Co.	3,451	0.47%	(64,998)
Phillips 66	3,659	0.81%	(66,276)
Senior Housing Properties Trust	22,452	0.67%	(90,915)
FedEx Corp.	1,617	0.67%	(106,982)
Total Custom Basket of Long Securities			$(3,477,183)

CUSTOM BASKET OF SHORT SECURITIES[18]
Sensient Technologies Corp.	(15,836)	(0.89%)	$380,658
Southern Copper Corp.	(22,587)	(0.70%)	304,388
Compass Minerals International, Inc.	(10,455)	(0.44%)	290,678
Equifax, Inc.	(6,450)	(0.60%)	246,947
Texas Capital Bancshares, Inc.*	(4,725)	(0.24%)	228,180
First Horizon National Corp.	(33,323)	(0.44%)	194,786
Goldman Sachs Group, Inc.	(2,242)	(0.38%)	186,437
National Oilwell Varco, Inc.	(10,910)	(0.28%)	180,355
Healthcare Services Group, Inc.	(13,976)	(0.56%)	179,112
WPX Energy, Inc.*	(22,349)	(0.25%)	178,624
PolyOne Corp.	(11,238)	(0.32%)	177,522
ASGN, Inc.*	(10,947)	(0.60%)	176,147
Leggett & Platt, Inc.	(19,956)	(0.72%)	168,985
Steven Madden Ltd.	(24,643)	(0.75%)	162,617
Tetra Tech, Inc.	(16,454)	(0.85%)	160,653
Howard Hughes Corp.*	(5,216)	(0.51%)	157,785
Royal Caribbean Cruises Ltd.	(6,229)	(0.61%)	150,257

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Wabtec Corp.	(3,442)	(0.24%)	$148,549
Sterling Bancorp	(18,379)	(0.30%)	147,541
Multi-Color Corp.	(4,606)	(0.16%)	146,627
Polaris Industries, Inc.	(5,079)	(0.39%)	138,566
Core Laboratories N.V.	(5,646)	(0.34%)	136,217
Corporate Office Properties Trust	(13,783)	(0.29%)	131,126
Marriott International, Inc. — Class A	(4,369)	(0.48%)	130,822
Scotts Miracle-Gro Co. — Class A	(7,831)	(0.48%)	127,106
Charles Schwab Corp.	(9,723)	(0.40%)	124,973
WR Grace & Co.	(15,403)	(1.00%)	124,392
Balchem Corp.	(12,606)	(0.99%)	117,449
Invitation Homes, Inc.	(39,707)	(0.80%)	117,414
Valley National Bancorp	(31,309)	(0.28%)	116,911
Graphic Packaging Holding Co.	(33,547)	(0.36%)	116,730
Guidewire Software, Inc.*	(5,481)	(0.44%)	116,352
Eaton Vance Corp.	(8,079)	(0.28%)	114,055
Allegheny Technologies, Inc.*	(22,597)	(0.49%)	113,855
General Dynamics Corp.	(2,919)	(0.46%)	113,173
Mobile Mini, Inc.	(7,618)	(0.24%)	112,200
NewMarket Corp.	(3,596)	(1.49%)	111,296
Pinnacle Financial Partners, Inc.	(6,066)	(0.28%)	108,701
Associated Banc-Corp.	(12,870)	(0.26%)	104,566
Douglas Emmett, Inc.	(22,502)	(0.77%)	104,495
Ulta Beauty, Inc.*	(1,845)	(0.45%)	103,814
Hanesbrands, Inc.	(18,543)	(0.23%)	101,028
KeyCorp	(15,469)	(0.23%)	100,685
Paramount Group, Inc.	(38,377)	(0.48%)	100,271
Robert Half International, Inc.	(4,569)	(0.26%)	96,506
RPM International, Inc.	(12,953)	(0.76%)	92,809
First Republic Bank	(6,899)	(0.60%)	89,908
Xylem, Inc.	(9,449)	(0.63%)	89,044
Commercial Metals Co.	(17,410)	(0.28%)	84,642
HB Fuller Co.	(10,996)	(0.47%)	81,694
Equinix, Inc.	(1,228)	(0.43%)	80,310
Martin Marietta Materials, Inc.	(1,514)	(0.26%)	80,255
Pioneer Natural Resources Co.	(3,509)	(0.46%)	79,007
Choice Hotels International, Inc.	(7,194)	(0.52%)	76,109
LKQ Corp.*	(18,258)	(0.43%)	74,251
Vornado Realty Trust	(7,484)	(0.47%)	74,031
Costco Wholesale Corp.	(2,647)	(0.54%)	73,865
Washington Federal, Inc.	(10,264)	(0.27%)	72,608
Netflix, Inc.*	(931)	(0.25%)	72,569
Albemarle Corp.	(2,841)	(0.22%)	72,383
Vulcan Materials Co.	(2,717)	(0.27%)	72,001
Boston Properties, Inc.	(5,397)	(0.61%)	71,518
Northrop Grumman Corp.	(1,058)	(0.26%)	71,260
Old National Bancorp	(15,419)	(0.24%)	67,270
Jacobs Engineering Group, Inc.	(4,075)	(0.24%)	66,621
Whirlpool Corp.	(2,424)	(0.26%)	66,534
BB&T Corp.	(7,165)	(0.31%)	65,830
Huntington Bancshares, Inc.	(18,769)	(0.22%)	64,382
Silgan Holdings, Inc.	(15,091)	(0.36%)	64,251
Signature Bank	(2,765)	(0.28%)	63,989
Sotheby's*	(7,296)	(0.29%)	63,939
New York Community Bancorp, Inc.	(29,526)	(0.28%)	63,522
Covanta Holding Corp.	(18,238)	(0.25%)	61,641
Grand Canyon Education, Inc.*	(2,213)	(0.21%)	61,553
Wolverine World Wide, Inc.	(9,069)	(0.29%)	61,546
Fifth Third Bancorp	(10,316)	(0.24%)	61,466
AMETEK, Inc.	(7,036)	(0.48%)	61,394
CarMax, Inc.*	(4,643)	(0.29%)	61,120
People's United Financial, Inc.	(17,916)	(0.26%)	58,876
Ross Stores, Inc.	(4,564)	(0.38%)	58,633
Markel Corp.*	(715)	(0.74%)	57,576
Roper Technologies, Inc.	(1,966)	(0.53%)	57,452
U.S. Bancorp	(6,601)	(0.30%)	56,913
Terreno Realty Corp.	(25,339)	(0.89%)	54,320
Team, Inc.*	(23,318)	(0.34%)	53,608
Capitol Federal Financial, Inc.	(58,589)	(0.75%)	53,540
Ally Financial, Inc.	(12,365)	(0.28%)	51,929
US Ecology, Inc.	(3,918)	(0.25%)	51,053
IBERIABANK Corp.	(4,267)	(0.27%)	50,262
Allegion plc	(5,600)	(0.45%)	50,184
Crown Holdings, Inc.*	(6,763)	(0.28%)	50,072
Tesla, Inc.*	(1,419)	(0.47%)	49,817
Adtalem Global Education, Inc.*	(4,914)	(0.23%)	49,770
American Homes 4 Rent — Class A	(19,804)	(0.39%)	49,041
Harley-Davidson, Inc.	(6,790)	(0.23%)	48,356
Viad Corp.	(5,590)	(0.28%)	48,048
Palo Alto Networks, Inc.*	(1,605)	(0.30%)	45,896
Sealed Air Corp.	(8,025)	(0.28%)	45,280
Floor & Decor Holdings, Inc. — Class A*	(6,165)	(0.16%)	44,545
IHS Markit Ltd.*	(17,035)	(0.82%)	44,422
Alexandria Real Estate Equities, Inc.	(4,752)	(0.55%)	44,215
Texas Roadhouse, Inc. — Class A	(9,159)	(0.55%)	43,900
Prologis, Inc.	(5,324)	(0.31%)	42,284
Retail Opportunity Investments Corp.	(36,201)	(0.58%)	42,129
Camden Property Trust	(6,670)	(0.59%)	41,422
Atmos Energy Corp.	(7,545)	(0.70%)	40,852
General Mills, Inc.	(6,302)	(0.25%)	39,054
Empire State Realty Trust, Inc. — Class A	(30,157)	(0.43%)	38,031
Omnicell, Inc.*	(4,251)	(0.26%)	36,980
Royal Gold, Inc.	(7,124)	(0.61%)	36,634
PPG Industries, Inc.	(3,829)	(0.39%)	36,628
Cheesecake Factory, Inc.	(5,563)	(0.24%)	36,424
Intuit, Inc.	(2,274)	(0.45%)	35,741
Haemonetics Corp.*	(2,624)	(0.26%)	35,177
Honeywell International, Inc.	(2,390)	(0.32%)	34,960
Bio-Techne Corp.	(1,751)	(0.25%)	32,847
Service Corporation International	(8,660)	(0.35%)	31,344
Sherwin-Williams Co.	(889)	(0.35%)	30,808
Amazon.com, Inc.*	(257)	(0.39%)	30,018

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Marsh & McLennan Companies, Inc.	(3,895)	(0.31%)	$29,295
Dunkin' Brands Group, Inc.	(3,959)	(0.25%)	29,210
Regency Centers Corp.	(5,035)	(0.30%)	28,519
West Pharmaceutical Services, Inc.	(2,650)	(0.26%)	27,671
Becton Dickinson and Co.	(2,103)	(0.47%)	26,429
Kilroy Realty Corp.	(8,614)	(0.54%)	25,895
Chemed Corp.	(957)	(0.27%)	24,748
Air Products & Chemicals, Inc.	(3,558)	(0.57%)	23,707
Liberty Property Trust	(11,936)	(0.50%)	23,669
Tractor Supply Co.	(3,266)	(0.27%)	23,293
Fastenal Co.	(5,278)	(0.28%)	23,041
Monolithic Power Systems, Inc.	(4,096)	(0.48%)	22,477
Gentherm, Inc.*	(6,303)	(0.25%)	21,982
Vail Resorts, Inc.	(1,070)	(0.23%)	21,239
GCP Applied Technologies, Inc.*	(10,579)	(0.26%)	20,879
Arthur J Gallagher & Co.	(5,993)	(0.44%)	20,854
FireEye, Inc.*	(19,014)	(0.31%)	20,669
MGM Resorts International	(10,716)	(0.26%)	20,544
Boeing Co.	(1,142)	(0.37%)	20,523
South Jersey Industries, Inc.	(12,419)	(0.35%)	20,066
iRobot Corp.*	(3,056)	(0.26%)	19,506
Booking Holdings, Inc.*	(149)	(0.26%)	19,170
Sempra Energy	(4,279)	(0.46%)	18,625
Genuine Parts Co.	(6,423)	(0.62%)	18,559
Meredith Corp.	(9,929)	(0.52%)	18,305
Axalta Coating Systems Ltd.*	(11,340)	(0.27%)	17,893
ABM Industries, Inc.	(9,387)	(0.30%)	17,647
Six Flags Entertainment Corp.	(5,012)	(0.28%)	16,947
Healthcare Trust of America, Inc. — Class A	(29,782)	(0.76%)	16,589
AutoNation, Inc.*	(7,326)	(0.26%)	15,919
Hawaiian Electric Industries, Inc.	(20,130)	(0.74%)	15,883
AvalonBay Communities, Inc.	(3,074)	(0.54%)	15,589
Linde plc	(1,804)	(0.28%)	15,262
Cable One, Inc.	(327)	(0.27%)	14,262
Asbury Automotive Group, Inc.*	(4,090)	(0.27%)	13,670
Everest Re Group Ltd.	(1,412)	(0.31%)	13,638
TopBuild Corp.*	(5,613)	(0.25%)	13,577
3M Co.	(1,446)	(0.28%)	13,516
McDonald's Corp.	(2,607)	(0.46%)	13,325
Domino's Pizza, Inc.	(1,117)	(0.28%)	13,031
salesforce.com, Inc.*	(6,111)	(0.84%)	12,794
Starbucks Corp.	(5,042)	(0.33%)	12,557
Republic Services, Inc. — Class A	(8,850)	(0.64%)	12,548
Rexford Industrial Realty, Inc.	(19,336)	(0.57%)	11,984
Cannae Holdings, Inc.*	(22,129)	(0.38%)	11,897
Pegasystems, Inc.	(7,890)	(0.38%)	11,813
Public Storage	(1,856)	(0.38%)	11,479
CoStar Group, Inc.*	(1,456)	(0.49%)	11,098
Hormel Foods Corp.	(14,048)	(0.60%)	10,850
Physicians Realty Trust	(22,955)	(0.37%)	10,567
Pool Corp.	(3,453)	(0.51%)	10,521
Clorox Co.	(1,810)	(0.28%)	10,395
Berry Global Group, Inc.*	(6,264)	(0.30%)	8,258
Insulet Corp.*	(3,517)	(0.28%)	8,245
Mettler-Toledo International, Inc.*	(483)	(0.27%)	8,195
STORE Capital Corp.	(14,041)	(0.40%)	8,169
Equity Residential	(7,093)	(0.47%)	7,219
Tyler Technologies, Inc.*	(2,215)	(0.41%)	6,973
MSA Safety, Inc.	(3,674)	(0.35%)	5,024
Hilton Worldwide Holdings, Inc.	(7,981)	(0.57%)	4,607
Waste Management, Inc.	(4,958)	(0.44%)	3,776
Crown Castle International Corp.	(4,875)	(0.53%)	1,996
O'Reilly Automotive, Inc.*	(822)	(0.28%)	1,683
TransDigm Group, Inc.*	(1,797)	(0.61%)	(66)
NiSource, Inc.	(17,621)	(0.45%)	(160)
Intercontinental Exchange, Inc.	(4,724)	(0.36%)	(637)
Aon plc	(1,756)	(0.26%)	(1,117)
Axis Capital Holdings Ltd.	(9,335)	(0.48%)	(1,540)
SBA Communications Corp.*	(2,875)	(0.47%)	(1,959)
Alliant Energy Corp.	(9,912)	(0.42%)	(2,026)
National Retail Properties, Inc.	(7,021)	(0.34%)	(2,503)
AptarGroup, Inc.	(2,816)	(0.27%)	(3,201)
American Campus Communities, Inc.	(15,302)	(0.63%)	(3,797)
Coca-Cola Co.	(5,752)	(0.27%)	(3,921)
Wayfair, Inc. — Class A*	(3,152)	(0.28%)	(4,861)
Federal Realty Investment Trust	(2,506)	(0.30%)	(5,718)
Digital Realty Trust, Inc.	(4,782)	(0.51%)	(5,923)
Incyte Corp.*	(4,427)	(0.28%)	(7,113)
MarketAxess Holdings, Inc.	(1,625)	(0.34%)	(7,125)
Essex Property Trust, Inc.	(2,425)	(0.60%)	(7,500)
TransUnion	(4,417)	(0.25%)	(7,594)
White Mountains Insurance Group Ltd.	(841)	(0.72%)	(10,364)
ServiceNow, Inc.*	(1,906)	(0.34%)	(10,768)
Deere & Co.	(3,220)	(0.48%)	(13,236)
Dominion Energy, Inc.	(5,746)	(0.41%)	(17,229)
Glacier Bancorp, Inc.	(8,486)	(0.34%)	(19,657)
Alleghany Corp.	(504)	(0.31%)	(19,896)
Eversource Energy	(9,365)	(0.61%)	(27,757)
Ultimate Software Group, Inc.*	(1,479)	(0.36%)	(28,391)
MSCI, Inc. — Class A	(2,287)	(0.34%)	(32,845)
Church & Dwight Company, Inc.	(4,357)	(0.29%)	(37,264)
Cintas Corp.	(2,536)	(0.43%)	(43,626)
Sun Communities, Inc.	(11,449)	(1.17%)	(44,613)
Welltower, Inc.	(8,518)	(0.59%)	(52,457)
HCP, Inc.	(16,501)	(0.46%)	(54,128)
Copart, Inc.*	(5,818)	(0.28%)	(55,265)
EastGroup Properties, Inc.	(7,851)	(0.72%)	(55,329)
Ecolab, Inc.	(4,099)	(0.61%)	(57,524)
American Tower Corp. — Class A	(3,804)	(0.60%)	(66,490)

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
Cornerstone OnDemand, Inc.*	(5,879)	(0.30%)	$(68,063)
Workday, Inc. — Class A*	(2,516)	(0.40%)	(69,249)
Equity LifeStyle Properties, Inc.	(10,744)	(1.05%)	(75,842)
UDR, Inc.	(13,486)	(0.54%)	(81,518)
Realty Income Corp.	(13,262)	(0.84%)	(82,724)
SPS Commerce, Inc.*	(3,821)	(0.32%)	(85,934)
American Water Works Company, Inc.	(8,997)	(0.82%)	(87,166)
RLI Corp.	(12,162)	(0.84%)	(107,979)
Exponent, Inc.	(23,371)	(1.19%)	(121,245)
Verisk Analytics, Inc. — Class A*	(7,269)	(0.79%)	(129,195)
Rollins, Inc.	(35,795)	(1.30%)	(151,516)
Total Custom Basket of Short Securities			$10,276,154

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise indicated — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise indicated — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $153,526,775, (cost $153,798,095) or 2.1% of total net assets.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Affiliated issuer.
[4]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[5]	Rate indicated is the 7-day yield as of December 31, 2018.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,046,524,162 (cost $2,064,361,316), or 28.3% of total net assets.
[7]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $24,150,022 (cost $28,722,516), or 0.3% of total net assets — See Note 6.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.
[10]	Zero coupon rate security.
[11]	Security is in default of interest and/or principal obligations.
[12]	Rate indicated is the effective yield at the time of purchase.
[13]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[14]	Payment in-kind security.
[15]	On September 7, 2009, the issuer was placed in conservatorship by the Federal Housing Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[16]	Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[17]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2018.
[18]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2018.
[19]	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2018.

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

BofA — Bank of America

BRL — Brazilian Real

CAD — Canadian Dollar

CDX.NA.IG.31 Index — Credit Default Swap North American Investment Grade Series 31 Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

DKK — Danish Krone

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

SEK — Swedish Krona

REIT — Real Estate Investment Trust

USD — United Stated Dollar

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$85,162,308	$9,083,139	$5,502,469		$99,747,916
Preferred Stocks	—	10,686,451	—		10,686,451
Warrants	—	—	—	*	—
Exchange-Traded Funds	12,997,985	—	—		12,997,985
Mutual Funds	692,111,247	—	—		692,111,247
Money Market Funds	262,026,072	—	—		262,026,072
Asset-Backed Securities	—	1,667,459,157	64,538,980		1,731,998,137
Foreign Government Debt	—	1,720,449,420	—		1,720,449,420
Collateralized Mortgage Obligations	—	1,225,490,810	—		1,225,490,810
Senior Floating Rate Interests	—	583,234,523	86,437,899		669,672,422
U.S. Treasury Bills	—	318,554,227	—		318,554,227
Corporate Bonds	—	206,934,407	43,324,062		250,258,469
Senior Fixed Rate Interests	—	—	4,227,650		4,227,650
Commercial Paper	—	49,991,236	—		49,991,236
Repurchase Agreements	—	164,166,524	—		164,166,524
Options Purchased	17,026,750	149,102	—		17,175,852
Credit Default Swap Agreements**	—	10,761,138	—		10,761,138
Forward Foreign Currency Exchange Contracts**	—	5,942,060	—		5,942,060
Custom Basket Swap Agreements**	—	10,276,154	—		10,276,154
Total Assets	$1,069,324,362	$5,983,178,348	$204,031,060		$7,256,533,770

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds Sold Short	$—	$55,187,776	$—	$55,187,776
Options Written	3,295,500	32,290	—	3,327,790
Interest Rate Swaps Agreements**	—	14,533,249	—	14,533,249
Custom Basket Swap Agreements Sold Short**	—	3,477,183	—	3,477,183
Forward Foreign Currency Exchange Contracts**	—	13,820,891	—	13,820,891
Unfunded Loan Commitments (Note 5)	—	1,200,565	697,465	1,898,030
Total Liabilities	$3,295,500	$88,251,954	$697,465	$92,244,919

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$58,493,167	Yield Analysis	Yield	4.5%-6.0%	5.6%
Asset-Backed Securities	6,045,813	Option Adjusted Spread off prior month end broker mark over the 3 month LIBOR	Indicative Quote	-	-
Common Stocks	5,502,469	Enterprise Value	Valuation Multiple	4.6x-8.7x	4.8	x
Corporate Bonds	43,324,062	Option Adjusted Spread off prior month end broker mark over the 3 month LIBOR	Indicative Quote	-	-
Senior Fixed Rate Interests	4,227,650	Model Price	Market Comparable Yields	10.7%	-
Senior Floating Rate Interests	54,094,704	Model Price	Market Comparable Yields	5.3%-10.9%	7.5%
Senior Floating Rate Interests	17,059,035	Yield Analysis	Yield	7.8%-9.8%	8.70%
Senior Floating Rate Interests	12,346,991	Enterprise Value	Valuation Multiple	9.6x-11.9x	11.4	x
Senior Floating Rate Interests	1,802,759	Model Price	Purchase Price	-	-
Senior Floating Rate Interests	1,134,410	Option Adjusted Spread off prior month end broker mark over the 3 month LIBOR	Indicative Quote	-	-
Total	$204,031,060
Liabilities:
Unfunded Loan Commitments	$697,465	Model Price	Purchase Price	-	-

Significant changes in an indicative quote, yield, market comparable yields, or valuation multiple would generally result in significant changes in the fait value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, the Fund had securities with a total value of $4,721,775 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total value of $2,409,303 transferred out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2018:

	Assets						Liabilities
	Asset-Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$66,401,735	$43,444,723	$75,522,776	$5,502,560	$4,448,080	$195,319,874	$(754,340)
Purchases/(Receipts)	-	-	8,102,934	-	-	8,102,934	(90,530)
(Sales, maturities and paydowns)/Fundings	(278,438)	-	(1,737,478)	-	-	(2,015,916)	44,133
Amortization of discount/premiums	2,454	(965)	66,389	-	7,278	75,156	-
Total realized gains (losses) included in earnings	-	-	(4,310)	-	-	(4,310)	307
Total change in unrealized appreciation (depreciation) included in earnings	822,532	(119,696)	(234,187)	(91)	(227,708)	240,850	102,965
Transfers into Level 3	-	-	4,721,775	-	-	4,721,775	-
Transfers out of Level 3	(2,409,303)	-	-	-	-	(2,409,303)	-
Ending Balance	$64,538,980	$43,324,062	$86,437,899	$5,502,469	$4,227,650	$204,031,060	$(697,465)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2018	$827,134	$(119,696)	$(397,497)	$(91)	$(227,708)	$82,142	$121,768

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Final future rates	Final future step up dates
Apollo Aviation Securitization Equity Trust 2016-1A, 6.50% due 03/17/36	8.50%	03/15/23	8.50%	03/15/23
Castlelake Aircraft Securitization Trust 2015-1A, 5.75% due 12/15/40	7.75%	11/30/22	7.75%	11/30/22
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20	8.50%	09/15/20

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			MASTR Adjustable Rate Mortgages Trust
2.76%			2.71%
Due 02/01/19	$51,969,621	$52,097,051	Due 05/25/47	$64,321,000	$51,347,454

			MASTR Specialized Loan Trust
			2.77%
			Due 06/25/46	31,581,000	29,540,867

			Park Place Securities Inc Asset-Backed Pass-Through Certificates Series
			3.78%
			Due 12/25/34	22,720,000	22,215,616

			JP Morgan Mortgage Acquisition Corp.
			3.13%
			Due 12/25/35	16,459,000	15,970,168

			Freddie Mac Structured Agency Credit Risk Debt Notes
			8.06%
			Due 07/25/28	2,450,000	2,878,995
				$137,531,000	$121,953,100

Deutsche Bank			Hospitality Mortgage Trust
2.86%			6.89%
Due 01/28/19	31,919,000	32,146,788	Due 05/08/30	$35,000,000	$35,000,000

			COMM Mortgage Trust
			6.64%
			Due 02/13/32	7,465,000	7,470,226
				$42,465,000	$42,470,226

Barclays			Hunt Cos, Inc.
2.58% - 2.80% (1 Month USD LIBOR + 0.30%)			6.25%
Open Maturity*	17,688,479	17,688,479	Due 02/15/26	$9,950,000	$8,501,280
(8.75)% - 2.00%
Open Maturity**	17,812,249	17,812,249	Seagate HDD Cayman
	35,500,728	35,500,728	4.75%
			Due 01/01/25	8,000,000	7,095,200

			SBA Communications Corp.
			4.88%
			Due 09/01/24	5,029,000	4,727,260

			Tenet Healthcare Corp.
			4.63%
			Due 07/15/24	5,000,000	4,650,000

			Quorum Health Corp.
			11.63%
			Due 04/15/23	2,400,000	2,256,000

			Tenet Healthcare Corp.
			8.13%
			Due 04/01/22	1,925,000	1,929,813

			Park-Ohio Industries, Inc.
			6.63%
			Due 04/15/27	1,400,000	1,330,000

			Gogo Intermediate Holdings LLC / Gogo Finance Co, Inc.
			12.50%
			Due 07/01/22	800,000	852,960

			AK Steel Corp.
			6.38%
			Due 10/15/25	1,000,000	770,000

			INEOS Group Holdings SA
			5.63%
			Due 08/01/24	550,000	487,300

			Staples Inc.
			8.50%
			Due 09/15/25	500,000	451,100

			Envision Healthcare Corp.
			8.75%
			Due 10/15/26	250,000	216,250

			Herc Rentals Inc.
			7.75%
			Due 06/01/24	200,000	208,500

			Monitronics International Inc.
			9.13%
			Due 04/01/20	648,000	161,222

			Enova International Inc.
			8.50%
			Due 09/15/25	110,000	89,375
				$37,762,000	$33,726,260

Citigroup Global Markets			Dollar Tree Inc.
(8.00%) - 2.10%			4.00%
Due 01/01/19 - Open Maturity**	21,174,000	21,174,000	Due 05/15/25	$11,450,000	$11,008,030

			Spirit AeroSystems Inc.
			4.60%
			Due 06/15/28	4,920,000	4,723,200

			Harley-Davidson Inc.
			3.50%
			Due 07/28/25	1,330,000	1,270,682

			Staples Inc.
			8.50%
			Due 09/15/25	1,100,000	992,420

			Gogo Intermediate Holdings LLC / Gogo Finance Co, Inc.
			12.50%
			Due 07/01/22	900,000	959,580

			TMS International Corp.
			7.25%
			Due 08/15/25	800,000	748,000

			Envision Healthcare Corp.
			8.75%
			Due 10/15/26	650,000	562,250

			Tenet Healthcare Corp.
			8.13%
			Due 04/01/22	500,000	501,250

			Monitronics International Inc.
			9.13%
			Due 04/01/20	300,000	74,640
				$21,950,000	$20,840,052

Bank of America			Mylan NV
2.12% - 2.15%			3.95%
Open Maturity**	18,801,175	18,801,175	Due 06/15/26	$8,640,000	$7,874,496

			Spirit AeroSystems Inc.
			4.60%
			Due 06/15/28	5,190,000	4,982,400

			Dollar Tree Inc.
			4.00%
			Due 05/15/25	3,630,000	3,489,882

			Flex Ltd.
			4.75%
			Due 06/15/25	2,210,000	2,164,916
				$19,670,000	$18,511,694

Jefferies & Company, Inc.			Tralee CLO Ltd.
5.43% - 5.57%			0.00%
Due 01/14/19 - 01/18/19	2,584,000	2,596,278	Due 10/20/27	$5,000,000	$3,414,000

			Cathedral Lake Ltd.
			0.00%
			Due 10/15/29	6,217,386	2,488,820
				$11,217,386	$5,902,820

Mizuho			Bear Stearns Asset-Backed Securities Trust
3.11%			5.32%
Due 01/16/19	2,218,000	2,221,641	Due 01/25/36	$3,078,000	$3,103,240

*	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

**	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2018.

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an “affiliated person”, were as follows:

Security Name	Value 09/30/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18		Shares/Face Amount 12/31/18	Investment Income	Capital Gain Distributions
Common Stocks
Aspect Software Parent, Inc.*,2	$–	**	$-	$–	$–	$–	$–	**	117	$–	$–
Targus Group International Equity, Inc.*,2	33,063		–	–	–	(90)	32,973		12,773	–	–
Warrant
Aspect Software, Inc.*,2	–	**	–	–	–	–	–	**	92,949	–	–
Mutual Funds
Guggenheim Alpha Opportunity Fund - Institutional Class	162,817,511		1,810,030	(53,555,410)	(1,247,974)	(7,779,778)	102,044,379		3,887,405	–	–
Guggenheim Floating Rate Strategies Fund - Institutional Class	13,448,684		116,194	(13,283,868)	(80,136)	(200,874)	–		–	116,194	–
Guggenheim Limited Duration Fund - Institutional Class	303,269,766		1,882,161	–	–	(985,198)	304,166,729		12,359,477	1,864,802	5,822
Guggenheim Risk Managed Real Estate Fund - Institutional Class	15,452,163		214,965	–	–	(834,111)	14,833,017		535,681	76,311	138,655
Guggenheim Strategy Fund II	100,757,116		899,326	–	–	(648,783)	101,007,659		4,069,608	832,765	54,065
Guggenheim Strategy Fund III	79,770,031		721,877	–	–	(673,686)	79,818,222		3,219,775	707,980	2,987
Guggenheim Ultra Short Duration Fund [1]	89,926,690		797,760	–	–	(483,209)	90,241,241		9,060,366	722,736	65,518

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Security Name	Value 09/30/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18		Shares/Face Amount 12/31/18	Investment Income	Capital Gain Distributions
Senior Floating Rate Interests
Aspect Software, Inc. 13.52% (1 Month USD LIBOR + 11.00%, Rate Floor: 12.00%) due 05/25/20[3]	$860,746		$–	$–	$–	$(3,871)	$856,875		1,032,379	$22,103	$–
Targus Group International, Inc. due 05/24/16[2,3,4]	–	**	–	–	–	–	–	**	152,876	–	–
	$766,335,770		$6,442,313	$(66,839,278)	$(1,328,110)	$(11,609,600)	$693,001,095			$4,342,891	$267,047

*	Non-Income producing security.
**	Market value is less than $1.
[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[2]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued and affiliated securities amounts to $32,973, (cost $161,586) or less than 0.1% of total net assets.
[3]

Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	Security is in default of interest and/or principal obligations.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 68.6%
REITs - 64.7%
REITs-Apartments - 11.5%
Equity Residential	3,917	$258,561
Apartment Investment & Management Co. — Class A	5,645	247,703
American Homes 4 Rent — Class A	12,134	240,860
Invitation Homes, Inc.	9,243	185,599
Total REITs-Apartments		932,723
REITs-Diversified - 10.7%
American Tower Corp. — Class A	1,601	253,262
Crown Castle International Corp.	2,131	231,491
Equinix, Inc.	630	222,113
Gaming and Leisure Properties, Inc.	4,754	153,602
Total REITs-Diversified		860,468
REITs-Health Care - 8.5%
Healthcare Trust of America, Inc. — Class A	8,940	226,271
HCP, Inc.	5,922	165,401
Ventas, Inc.	2,644	154,912
Sabra Health Care REIT, Inc.	8,542	140,772
Total REITs-Health Care		687,356
REITs-Warehouse/Industries - 7.1%
Rexford Industrial Realty, Inc.	7,535	222,056
Liberty Property Trust	4,564	191,140
CyrusOne, Inc.	3,042	160,861
Total REITs-Warehouse/Industries		574,057
REITs-Hotels - 6.9%
MGM Growth Properties LLC — Class A	11,955	315,732
Apple Hospitality REIT, Inc.	8,704	124,119
Sunstone Hotel Investors, Inc.	9,251	120,356
Total REITs-Hotels		560,207
REITs-Manufactured Homes - 6.0%
Sun Communities, Inc.	2,650	269,532
Equity LifeStyle Properties, Inc.	2,202	213,880
Total REITs-Manufactured Homes		483,412
REITs-Office Property - 5.6%
Hudson Pacific Properties, Inc.	5,322	154,657
JBG SMITH Properties	4,306	149,892
Kilroy Realty Corp.	2,365	148,711
Total REITs-Office Property		453,260
REITs-Regional Malls - 3.7%
Simon Property Group, Inc.	902	151,527
Macerich Co.	3,484	150,788
Total REITs-Regional Malls		302,315
REITs-Shopping Centers - 2.6%
Regency Centers Corp.	3,602	211,365
REITs-Single Tenant - 2.1%
STORE Capital Corp.	5,844	165,444
Total REITs		5,230,607
Lodging - 1.7%
Casino Hotels - 1.7%
Boyd Gaming Corp.	3,355	69,717
Las Vegas Sands Corp.	1,288	67,040
Total Casino Hotels		136,757
Total Lodging		136,757
Home Builders - 1.4%
Buildings - Residential/Commercial - 1.4%
DR Horton, Inc.	3,274	113,477
Entertainment - 0.8%
Racetracks - 0.8%
Penn National Gaming, Inc.*	3,574	67,298
Total Common Stocks
(Cost $5,777,426)		5,548,139

MONEY MARKET FUND† - 25.1%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class 2.22%[1]	2,027,563	2,027,563
Total Money Market Fund
(Cost $2,027,563)		2,027,563
Total Investments - 93.7%
(Cost $7,804,989)		$7,575,702
Other Assets & Liabilities, net - 6.3%		507,323
Total Net Assets - 100.0%		$8,083,025

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Market Neutral Real Estate Portfolio Short Custom Basket Swap[2]	(1.99)%	At Maturity	07/22/19	$5,366,619	$660,261

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

CUSTOM BASKET OF SHORT SECURITIES[2]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
iShares U.S. Real Estate ETF	(24,072)	(33.61%)	$161,887
Senior Housing Properties Trust	(17,577)	(3.84%)	125,961
Washington Prime Group, Inc.	(18,938)	(1.72%)	57,965
Chesapeake Lodging Trust	(9,043)	(4.10%)	57,673
Brandywine Realty Trust	(14,351)	(3.44%)	53,580
Piedmont Office Realty Trust, Inc. — Class A	(12,977)	(4.12%)	39,348
Tanger Factory Outlet Centers, Inc.	(10,090)	(3.80%)	30,195
Kimco Realty Corp.	(11,162)	(3.05%)	28,275
VEREIT, Inc.	(25,213)	(3.36%)	25,506
Hospitality Properties Trust	(8,036)	(3.58%)	20,991
Park Hotels & Resorts, Inc.	(5,086)	(2.46%)	19,926
Camden Property Trust	(2,178)	(3.57%)	10,786
STAG Industrial, Inc.	(5,941)	(2.75%)	10,249
Mid-America Apartment Communities, Inc.	(1,592)	(2.84%)	10,028
Omega Healthcare Investors, Inc.	(4,397)	(2.88%)	9,215
Public Storage	(751)	(2.83%)	6,034
WP Carey, Inc.	(2,378)	(2.90%)	5,491
Apollo Commercial Real Estate Finance, Inc.	(11,825)	(3.67%)	3,791
Marriott International, Inc. — Class A	(1,487)	(3.01%)	2,823
PS Business Parks, Inc.	(1,887)	(4.61%)	(6,767)
American Assets Trust, Inc.	(5,159)	(3.86%)	(12,696)
Total Custom Basket of Short Securities			$660,261

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2018.
[2]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2018.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,548,139	$—	$—	$5,548,139
Money Market Fund	2,027,563	—	—	2,027,563
Custom Basket Swap Agreements**	—	660,261	—	660,261
Total Assets	$7,575,702	$660,261	$—	$8,235,963

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.3%
Financial - 30.5%
Zions Bancorp North America	173,594	$7,072,220
KeyCorp	463,390	6,848,904
Alleghany Corp.	10,883	6,783,592
Huntington Bancshares, Inc.	560,223	6,677,858
Voya Financial, Inc.	166,023	6,664,163
Equity Commonwealth REIT	206,832	6,207,028
Physicians Realty Trust REIT	347,242	5,566,289
Alexandria Real Estate Equities, Inc. REIT	42,650	4,914,986
Sun Communities, Inc. REIT	48,006	4,882,690
Willis Towers Watson plc	31,841	4,835,374
Radian Group, Inc.	275,443	4,506,247
Wintrust Financial Corp.	66,797	4,441,333
Umpqua Holdings Corp.	251,296	3,995,606
Cousins Properties, Inc. REIT	440,506	3,479,997
National Storage Affiliates Trust REIT	124,414	3,291,995
Federal Agricultural Mortgage Corp. — Class C	50,607	3,058,687
IBERIABANK Corp.	45,767	2,941,903
Pinnacle Financial Partners, Inc.	61,189	2,820,813
Redwood Trust, Inc. REIT	172,208	2,595,175
Camden Property Trust REIT	29,462	2,594,129
Old Republic International Corp.	103,749	2,134,117
Prosperity Bancshares, Inc.	31,877	1,985,937
Hilltop Holdings, Inc.	107,663	1,919,631
E*TRADE Financial Corp.	43,574	1,912,027
Unum Group	63,310	1,860,048
Old National Bancorp	112,597	1,733,994
First Horizon National Corp.	131,577	1,731,553
Howard Hughes Corp.*	16,738	1,633,964
Pebblebrook Hotel Trust REIT	48,340	1,368,506
American National Insurance Co.	10,072	1,281,561
Total Financial		111,740,327
Industrial - 13.7%
Carlisle Companies, Inc.	41,735	4,195,202
Jacobs Engineering Group, Inc.	63,697	3,723,726
Scorpio Tankers, Inc.	1,994,232	3,509,848
Berry Global Group, Inc.*	70,277	3,340,266
FLIR Systems, Inc.	75,006	3,265,761
US Concrete, Inc.*	87,081	3,072,218
Valmont Industries, Inc.	25,249	2,801,377
Graphic Packaging Holding Co.	239,555	2,548,865
Snap-on, Inc.	15,048	2,186,324
Owens Corning	45,630	2,006,807
Huntington Ingalls Industries, Inc.	10,484	1,995,210
Plexus Corp.*	38,934	1,988,749
ITT, Inc.	39,536	1,908,403
Park Electrochemical Corp.	105,474	1,905,915
Hub Group, Inc. — Class A*	51,283	1,901,061
Knight-Swift Transportation Holdings, Inc.	72,201	1,810,079
Rexnord Corp.*	76,713	1,760,563
Crane Co.	24,234	1,749,210
Astec Industries, Inc.	53,724	1,621,928
Kirby Corp.*	18,332	1,234,844
Oshkosh Corp.	17,085	1,047,481
Celadon Group, Inc.*	594,476	493,415
Total Industrial		50,067,252
Consumer, Non-cyclical - 13.6%
Bunge Ltd.	122,958	6,570,876
Euronet Worldwide, Inc.*	45,684	4,677,128
Premier, Inc. — Class A*	121,265	4,529,248
Encompass Health Corp.	62,746	3,871,428
Emergent BioSolutions, Inc.*	65,122	3,860,432
Central Garden & Pet Co. — Class A*	118,768	3,711,500
Ingredion, Inc.	30,531	2,790,533
Eagle Pharmaceuticals, Inc.*	62,668	2,524,893
Sanderson Farms, Inc.	22,941	2,277,812
US Foods Holding Corp.*	68,301	2,161,044
Cambrex Corp.*	56,806	2,144,995
Hostess Brands, Inc.*	174,494	1,908,964
SP Plus Corp.*	63,838	1,885,774
Perrigo Company plc	47,053	1,823,304
Myriad Genetics, Inc.*	48,030	1,396,232
TherapeuticsMD, Inc.*	361,895	1,378,820
Inovio Pharmaceuticals, Inc.*	285,661	1,142,644
Quest Diagnostics, Inc.	13,266	1,104,660
ACCO Brands Corp.	22,484	152,442
Total Consumer, Non-cyclical		49,912,729
Utilities - 12.8%
OGE Energy Corp.	227,518	8,916,430
Ameren Corp.	104,946	6,845,628
Portland General Electric Co.	121,208	5,557,387
Pinnacle West Capital Corp.	58,615	4,993,998
Black Hills Corp.	71,521	4,490,088
Edison International	69,474	3,944,039
Southwest Gas Holdings, Inc.	44,864	3,432,096
UGI Corp.	57,876	3,087,684
AES Corp.	212,764	3,076,568
American Electric Power Company, Inc.	33,996	2,540,861
Total Utilities		46,884,779
Consumer, Cyclical - 10.9%
LKQ Corp.*	233,131	5,532,199
UniFirst Corp.	28,370	4,058,896
Alaska Air Group, Inc.	55,160	3,356,486
PVH Corp.	34,916	3,245,442
WABCO Holdings, Inc.*	29,233	3,137,870
Acushnet Holdings Corp.	148,501	3,128,916
BorgWarner, Inc.	86,733	3,013,105
Caleres, Inc.	106,567	2,965,760
Wyndham Hotels & Resorts, Inc.	63,741	2,891,929
Foot Locker, Inc.	41,682	2,217,482
JetBlue Airways Corp.*	123,957	1,990,749
DR Horton, Inc.	55,229	1,914,237
Dana, Inc.	115,989	1,580,930
Unifi, Inc.*	43,347	990,046
Total Consumer, Cyclical		40,024,047
Basic Materials - 5.7%
Reliance Steel & Aluminum Co.	66,745	4,750,242
Huntsman Corp.	241,571	4,659,905
Ashland Global Holdings, Inc.	57,574	4,085,451
Alcoa Corp.*	151,060	4,015,174
Nucor Corp.	35,647	1,846,871

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Basic Materials - 5.7% (continued)
Tahoe Resources, Inc.*	447,792	$1,634,441
Total Basic Materials		20,992,084
Technology - 4.5%
Cray, Inc.*	223,088	4,816,470
Evolent Health, Inc. — Class A*	160,934	3,210,633
Super Micro Computer, Inc.*	228,255	3,149,919
Amdocs Ltd.	35,577	2,084,100
CSG Systems International, Inc.	56,807	1,804,759
Maxwell Technologies, Inc.*	578,897	1,198,317
Total Technology		16,264,198
Energy - 4.0%
Kinder Morgan, Inc.	250,442	3,851,798
Range Resources Corp.	390,216	3,734,367
Whiting Petroleum Corp.*	133,763	3,035,082
Oasis Petroleum, Inc.*	524,586	2,900,961
Antero Resources Corp.*	135,685	1,274,082
Total Energy		14,796,290
Communications - 3.6%
Ciena Corp.*	111,788	3,790,731
Viavi Solutions, Inc.*	328,599	3,302,420
Symantec Corp.	174,176	3,291,056
Finisar Corp.*	133,175	2,876,580
Total Communications		13,260,787
Total Common Stocks
(Cost $385,896,653)		363,942,493

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	858,334	251
Total Convertible Preferred Stocks
(Cost $819,654)		251

MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Securities Cash Management - Institutional Shares 2.20%[3]	4,641,640	4,641,640
Total Money Market Fund
(Cost $4,641,640)		4,641,640
Total Investments - 100.6%
(Cost $391,357,947)		$368,584,384
Other Assets & Liabilities, net - (0.6)%		(2,133,444)
Total Net Assets - 100.0%		$366,450,940

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $251, (cost $819,654) or less than 0.01% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of December 31, 2018.

plc — Public Limited Company

REIT— Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$363,942,493	$—	$—	$363,942,493
Money Market Fund	4,641,640	—	—	4,641,640
Convertible Preferred Stocks	—	—	251	251
Total Assets	$368,584,133	$—	$251	$368,584,384

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 30.4%
Zions Bancorp North America	26,437	$1,077,043
KeyCorp	71,235	1,052,853
Alleghany Corp.	1,645	1,025,362
Huntington Bancshares, Inc.	85,165	1,015,167
Voya Financial, Inc.	25,195	1,011,327
Equity Commonwealth REIT	31,725	952,067
Physicians Realty Trust REIT	54,034	866,165
Alexandria Real Estate Equities, Inc. REIT	6,418	739,610
Sun Communities, Inc. REIT	7,259	738,313
Willis Towers Watson plc	4,808	730,143
Radian Group, Inc.	41,945	686,220
Wintrust Financial Corp.	10,100	671,549
Umpqua Holdings Corp.	38,797	616,872
Cousins Properties, Inc. REIT	66,648	526,519
National Storage Affiliates Trust REIT	19,106	505,545
Federal Agricultural Mortgage Corp. — Class C	7,735	467,504
IBERIABANK Corp.	7,004	450,217
Pinnacle Financial Partners, Inc.	9,577	441,500
Redwood Trust, Inc. REIT	27,045	407,568
Camden Property Trust REIT	4,478	394,288
Old Republic International Corp.	16,235	333,954
Prosperity Bancshares, Inc.	5,029	313,307
E*TRADE Financial Corp.	6,781	297,550
Hilltop Holdings, Inc.	16,518	294,516
Unum Group	9,832	288,864
Old National Bancorp	17,657	271,918
First Horizon National Corp.	20,436	268,938
Howard Hughes Corp.*	2,602	254,007
Pebblebrook Hotel Trust REIT	7,493	212,127
American National Insurance Co.	1,626	206,892
Total Financial		17,117,905
Industrial - 13.9%
Carlisle Companies, Inc.	6,357	639,006
Scorpio Tankers, Inc.	324,451	571,034
Jacobs Engineering Group, Inc.	9,672	565,425
Berry Global Group, Inc.*	10,959	520,881
FLIR Systems, Inc.	11,736	510,985
US Concrete, Inc.*	13,648	481,501
Valmont Industries, Inc.	3,953	438,585
Graphic Packaging Holding Co.	36,654	389,999
Snap-on, Inc.	2,345	340,705
Huntington Ingalls Industries, Inc.	1,647	313,440
Plexus Corp.*	6,092	311,179
Owens Corning	7,067	310,807
ITT, Inc.	6,213	299,902
Park Electrochemical Corp.	16,568	299,384
Hub Group, Inc. — Class A*	7,989	296,152
Knight-Swift Transportation Holdings, Inc.	11,290	283,040
Rexnord Corp.*	12,131	278,407
Crane Co.	3,808	274,861
Astec Industries, Inc.	8,412	253,958
Kirby Corp.*	2,877	193,795
Oshkosh Corp.	2,627	161,062
Celadon Group, Inc.*	96,025	79,701
Total Industrial		7,813,809
Consumer, Non-cyclical - 13.7%
Bunge Ltd.	18,893	1,009,642
Euronet Worldwide, Inc.*	6,950	711,541
Premier, Inc. — Class A*	18,584	694,112
Encompass Health Corp.	9,607	592,752
Emergent BioSolutions, Inc.*	9,968	590,903
Central Garden & Pet Co. — Class A*	18,334	572,937
Ingredion, Inc.	4,632	423,365
Eagle Pharmaceuticals, Inc.*	9,607	387,066
Sanderson Farms, Inc.	3,517	349,203
US Foods Holding Corp.*	10,839	342,946
Cambrex Corp.*	8,648	326,549
SP Plus Corp.*	10,088	297,999
Hostess Brands, Inc.*	26,386	288,663
Perrigo Company plc	7,415	287,331
Myriad Genetics, Inc.*	7,578	220,292
TherapeuticsMD, Inc.*	56,618	215,715
Inovio Pharmaceuticals, Inc.*	45,705	182,820
Quest Diagnostics, Inc.	2,118	176,366
ACCO Brands Corp.	3,601	24,415
Total Consumer, Non-cyclical		7,694,617
Utilities - 12.6%
OGE Energy Corp.	35,007	1,371,924
Ameren Corp.	15,853	1,034,091
Portland General Electric Co.	18,298	838,963
Pinnacle West Capital Corp.	8,908	758,962
Black Hills Corp.	10,865	682,105
Edison International	10,321	585,923
Southwest Gas Holdings, Inc.	6,932	530,298
UGI Corp.	8,777	468,253
AES Corp.	32,326	467,434
American Electric Power Company, Inc.	5,119	382,594
Total Utilities		7,120,547
Consumer, Cyclical - 10.9%
LKQ Corp.*	35,688	846,876
UniFirst Corp.	4,244	607,189
Alaska Air Group, Inc.	8,395	510,836
PVH Corp.	5,417	503,510
WABCO Holdings, Inc.*	4,517	484,855
Acushnet Holdings Corp.	22,727	478,858
BorgWarner, Inc.	13,204	458,707
Caleres, Inc.	16,393	456,217
Wyndham Hotels & Resorts, Inc.	9,615	436,233
Foot Locker, Inc.	6,456	343,459
JetBlue Airways Corp.*	18,635	299,278
DR Horton, Inc.	8,457	293,120
Dana, Inc.	18,221	248,352
Unifi, Inc.*	7,009	160,086
Total Consumer, Cyclical		6,127,576
Basic Materials - 5.8%
Reliance Steel & Aluminum Co.	10,274	731,201
Huntsman Corp.	37,839	729,914
Ashland Global Holdings, Inc.	8,884	630,409
Alcoa Corp.*	23,596	627,182
Nucor Corp.	5,508	285,369

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Basic Materials - 5.8% (continued)
Tahoe Resources, Inc.*	68,759	$250,970
Total Basic Materials		3,255,045
Technology - 4.5%
Cray, Inc.*	34,183	738,011
Evolent Health, Inc. — Class A*	24,831	495,378
Super Micro Computer, Inc.*	35,211	485,912
Amdocs Ltd.	5,575	326,583
CSG Systems International, Inc.	8,723	277,130
Maxwell Technologies, Inc.*	91,567	189,544
Total Technology		2,512,558
Energy - 4.0%
Kinder Morgan, Inc.	38,264	588,500
Range Resources Corp.	59,524	569,645
Whiting Petroleum Corp.*	20,263	459,768
Oasis Petroleum, Inc.*	79,336	438,728
Antero Resources Corp.*	20,767	195,003
HydroGen Corp.*,†††,1,2	1,265,700	–
Total Energy		2,251,644
Communications - 3.6%
Ciena Corp.*	16,996	576,334
Viavi Solutions, Inc.*	53,183	534,489
Symantec Corp.	26,673	503,987
Finisar Corp.*	20,698	447,077
Total Communications		2,061,887
Total Common Stocks
(Cost $60,922,812)		55,955,588

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Preferred Stock - 0.0%
Thermoenergy Corp.*,1,3	793,750	232
Total Convertible Preferred Stocks
(Cost $757,980)		232
Total Investments - 99.4%
(Cost $61,680,792)		$55,955,820
Other Assets & Liabilities, net - 0.6%		337,530
Total Net Assets - 100.0%		$56,293,350

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $232, (cost $760,511) or less than 0.01% of total net assets.
[2]	Affiliated issuer.
[3]

PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$55,955,588	$—	$–	*	$55,955,588
Convertible Preferred Stock	—	—	232		232
Total Assets	$55,955,588	$—	$232		$55,955,820

*	Includes securities with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 09/30/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18		Shares 12/31/18	Investment Income
Common Stock
HydroGen Corp.*,1	$–	**	$–	$–	$–	$–	$–	**	1,265,700	$–
	$–		$–	$–	$–	$–	$–			$–

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued and affiliated securities amounts to $0. (cost $2,531) or 0.01% of total net assets.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
CLOSED-END FUNDS† - 0.4%
BlackRock MuniYield California Quality Fund, Inc.	10,000	$126,400
Total Closed-End Funds
(Cost $127,689)		126,400

MONEY MARKET FUND† - 3.7%
Dreyfus AMT-Free Tax Exempt Cash Management —Institutional Shares 1.57%[1]	1,296,030	1,296,030
Total Money Market Fund
(Cost $1,296,030)		1,296,030

	Face Amount
MUNICIPAL BONDS†† - 95.6%
California - 21.8%
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	$1,000,000	1,172,120
6.25% due 10/01/40	250,000	292,540
5.00% due 10/01/33	200,000	232,654
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/21	1,000,000	1,109,330
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[2,3]	1,000,000	669,340
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[3]	1,300,000	595,829
Los Angeles Department of Water & Power Power System Revenue Bonds
5.00% due 07/01/43	500,000	543,500
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	517,949
San Diego Unified School District General Obligation Unlimited
due 07/01/39[3]	1,000,000	435,450
Riverside County Public Financing Authority Tax Allocation
5.00% due 10/01/28	300,000	355,980
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	300,000	336,117
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	265,000	284,130
Riverside County Redevelopment Successor Agency Tax Allocation
due 10/01/37[2,3]	250,000	245,242
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	200,000	244,284
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	226,122
Stanton Redevelopment Agency Tax Allocation
5.00% due 12/01/40	180,000	200,884
Culver Redevelopment Agency Successor Agency Tax Allocation
due 11/01/23[3]	195,000	173,868
Total California		7,635,339
Texas - 8.3%
North Texas Tollway Authority Revenue Bonds
due 01/01/36[3]	1,000,000	546,240
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	353,239
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	290,242
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/27	200,000	226,958
Texas Water Development Board Revenue Bonds
5.00% due 10/15/46	200,000	225,502
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/41	200,000	223,472
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	200,000	215,592
Texas Tech University Revenue Bonds
5.00% due 08/15/32	200,000	214,054
Texas Municipal Gas Acquisition & Supply Corporation I Revenue Bonds
6.25% due 12/15/26	185,000	211,387
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	210,668
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[3]	1,000,000	195,450
Total Texas		2,912,804
New Jersey - 6.3%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,000,000	1,038,480
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/41	300,000	318,861
5.00% due 07/01/36	200,000	215,390

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
MUNICIPAL BONDS†† - 95.6% (continued)
New Jersey - 6.3% (continued)
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	$300,000	$352,419
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	285,720
Total New Jersey		2,210,870
Michigan - 6.1%
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,000,000	1,082,460
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	500,000	538,330
5.00% due 05/01/30	300,000	323,796
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/41	200,000	209,004
Total Michigan		2,153,590
Illinois - 6.0%
Will County Township High School District No. 204 Joliet General Obligation Ltd.
6.25% due 01/01/31	500,000	538,080
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	442,568
Chicago O'Hare International Airport Revenue Bonds
5.00% due 01/01/34	300,000	330,273
Chicago Board of Education General Obligation Unlimited
5.25% due 12/01/26	320,000	320,000
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	200,000	231,276
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	226,812
Total Illinois		2,089,009
Washington - 5.2%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27	500,000	508,320
5.25% due 09/01/32	500,000	506,100
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	378,511
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	226,224
State of Washington General Obligation Unlimited
5.00% due 06/01/41	195,000	206,569
Total Washington		1,825,724
Massachusetts - 5.2%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/21	600,000	657,402
6.88% due 01/01/41	400,000	436,048
5.00% due 07/01/29	200,000	226,382
Commonwealth of Massachusetts General Obligation Limited
1.65% (VRDN) due 03/01/26[4]	500,000	500,000
Total Massachusetts		1,819,832
New York - 5.1%
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	370,150
5.00% due 08/01/26	250,000	287,682
5.00% due 12/01/27[5]	200,000	228,100
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	214,568
5.00% due 08/01/26	200,000	208,684
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	279,385
Westchester County Healthcare Corp. Revenue Bonds
5.00% due 11/01/44	193,000	205,452
Total New York		1,794,021
Colorado - 3.9%
University of Colorado Revenue Bonds
5.00% due 06/01/22	285,000	314,015
5.00% due 06/01/41	200,000	226,398
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	445,306
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	236,516
City & County of Denver Colorado Revenue Bonds
due 08/01/30[3]	200,000	131,950
Total Colorado		1,354,185
Pennsylvania - 3.5%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	500,000	566,365

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
MUNICIPAL BONDS†† - 95.6% (continued)
Pennsylvania - 3.5% (continued)
Reading School District General Obligation Unlimited
5.00% due 02/01/27	$300,000	$341,316
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	300,000	333,561
Total Pennsylvania		1,241,242
Louisiana - 2.9%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds
5.00% due 10/01/37	500,000	557,715
5.00% due 10/01/26	150,000	175,213
City of Shreveport Louisiana Water & Sewer Revenue Revenue Bonds
5.00% due 12/01/35	250,000	283,605
Total Louisiana		1,016,533
West Virginia - 2.5%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	540,325
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	323,907
Total West Virginia		864,232
District of Columbia - 2.4%
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	285,000	321,206
5.00% due 06/01/32	275,000	308,550
5.00% due 06/01/31	175,000	204,580
Total District of Columbia		834,336
Mississippi - 2.2%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	523,400
6.25% due 10/01/26	230,000	240,808
Total Mississippi		764,208
Florida - 1.9%
Miami Beach Redevelopment Agency Tax Allocation
5.00% due 02/01/40	300,000	333,282
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/29	300,000	327,762
Total Florida		661,044
Oklahoma - 1.8%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	402,098
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	231,048
Total Oklahoma		633,146
Puerto Rico - 1.5%
Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	250,000	267,725
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/41	250,000	263,225
Total Puerto Rico		530,950
Kentucky - 1.2%
Kentucky Economic Development Finance Authority Revenue Bonds
5.00% due 07/01/37	200,000	214,470
City of Ashland Kentucky Revenue Bonds
5.00% due 02/01/22	200,000	205,108
Total Kentucky		419,578
Arkansas - 1.0%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	367,927
South Carolina - 1.0%
Anderson County School District No. 5 General Obligation Unlimited
5.00% due 03/01/27	300,000	353,622
North Carolina - 1.0%
North Carolina Turnpike Authority Revenue Bonds
5.00% due 01/01/27	300,000	350,727
Virginia - 0.8%
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/25	250,000	291,783
Nevada - 0.8%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	267,113
Arizona - 0.7%
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	231,614
Georgia - 0.7%
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	231,138
Delaware - 0.6%
Delaware State Health Facilities Authority Revenue Bonds
5.00% due 06/01/28	200,000	227,308

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount	Value
MUNICIPAL BONDS†† - 95.6% (continued)
Vermont - 0.6%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	$200,000	$222,048
Ohio - 0.6%
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	220,070
Total Municipal Bonds
(Cost $32,728,980)		33,523,993
Total Investments - 99.7%
(Cost $34,152,699)		$34,946,423
Other Assets & Liabilities, net - 0.3%		104,581
Total Net Assets - 100.0%		$35,051,004

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2018.
[2]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.
[3]	Zero coupon rate security.
[4]	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2018.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $228,100 (cost $216,391), or 0.7% of total net assets.

VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$126,400	$—	$—	$126,400
Money Market Fund	1,296,030	—	—	1,296,030
Municipal Bonds	—	33,523,993	—	33,523,993
Total Assets	$1,422,430	$33,523,993	$—	$34,946,423

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next and final step up date	Date of next and final rate change
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited, due 08/01/42	6.85%	08/01/32
Riverside County Redevelopment Successor Agency Tax Allocation, due 10/01/37	5.00%	10/01/21

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 93.2%
REITs - 91.9%
REITs-Apartments - 15.4%
Equity Residential	101,356	$6,690,510
AvalonBay Communities, Inc.[1]	29,114	5,067,292
Apartment Investment & Management Co. — Class A	74,170	3,254,580
Essex Property Trust, Inc.	12,944	3,173,998
American Homes 4 Rent — Class A	124,746	2,476,208
Invitation Homes, Inc.	109,570	2,200,166
UDR, Inc.	35,901	1,422,398
Mid-America Apartment Communities, Inc.	9,621	920,730
Camden Property Trust	3,294	290,037
Total REITs-Apartments		25,495,919
REITs-Diversified - 13.2%
Equinix, Inc.	20,822	7,341,004
Digital Realty Trust, Inc.	38,402	4,091,733
Gaming and Leisure Properties, Inc.	105,068	3,394,747
American Tower Corp. — Class A	14,192	2,245,032
Crown Castle International Corp.	18,875	2,050,391
Cousins Properties, Inc.	111,512	880,945
EPR Properties	13,455	861,524
VICI Properties, Inc.	37,379	701,978
Duke Realty Corp.	11,037	285,858
Total REITs-Diversified		21,853,212
REITs-Health Care - 12.6%
Welltower, Inc.	83,436	5,791,293
Ventas, Inc.	88,534	5,187,207
HCP, Inc.	154,386	4,312,001
Healthcare Trust of America, Inc. — Class A	100,753	2,550,058
Healthcare Realty Trust, Inc.	64,648	1,838,589
Sabra Health Care REIT, Inc.	68,363	1,126,622
Total REITs-Health Care		20,805,770
REITs-Warehouse/Industries - 9.6%
Prologis, Inc.	91,487	5,372,117
CyrusOne, Inc.	55,197	2,918,817
Rexford Industrial Realty, Inc.	89,518	2,638,095
Liberty Property Trust	60,819	2,547,100
EastGroup Properties, Inc.	25,972	2,382,412
Total REITs-Warehouse/Industries		15,858,541
REITs-Office Property - 8.7%
Alexandria Real Estate Equities, Inc.	26,691	3,075,871
JBG SMITH Properties	79,116	2,754,028
Boston Properties, Inc.[1]	21,707	2,443,123
Kilroy Realty Corp.	37,493	2,357,560
Hudson Pacific Properties, Inc.	71,521	2,078,400
Highwoods Properties, Inc.	25,895	1,001,878
Douglas Emmett, Inc.	18,459	630,006
Total REITs-Office Property		14,340,866
REITs-Regional Malls - 7.6%
Simon Property Group, Inc.	66,387	11,152,352
Macerich Co.	31,322	1,355,616
Total REITs-Regional Malls		12,507,968
REITs-Single Tenant - 5.9%
Realty Income Corp.	77,895	4,910,501
STORE Capital Corp.	98,527	2,789,299
National Retail Properties, Inc.	41,111	1,994,295
Total REITs-Single Tenant		9,694,095
REITs-Storage - 5.5%
Public Storage	24,801	5,019,970
Extra Space Storage, Inc.	26,263	2,376,276
National Storage Affiliates Trust	35,263	933,059
Life Storage, Inc.	8,072	750,615
Total REITs-Storage		9,079,920
REITs-Manufactured Homes - 5.2%
Sun Communities, Inc.	45,398	4,617,431
Equity LifeStyle Properties, Inc.[1]	39,946	3,879,955
Total REITs-Manufactured Homes		8,497,386
REITs-Shopping Centers - 4.3%
Regency Centers Corp.	53,086	3,115,086
Federal Realty Investment Trust	18,857	2,225,880
Retail Properties of America, Inc. — Class A	97,264	1,055,314
Brixmor Property Group, Inc.	50,800	746,252
Total REITs-Shopping Centers		7,142,532
REITs-Hotels – 3.9%
MGM Growth Properties LLC — Class A	109,521	2,892,450
Sunstone Hotel Investors, Inc.	110,754	1,440,910
Pebblebrook Hotel Trust	35,555	1,006,562
Host Hotels & Resorts, Inc.	50,707	845,286
Apple Hospitality REIT, Inc.	18,395	262,313
Total REITs-Hotels		6,447,521
Total REITS		151,723,730
Home Builders - 0.6%
Buildings - Residential/Commercial - 0.6%
DR Horton, Inc.	28,915	1,002,194
Lodging - 0.4%
Casino Hotels - 0.4%
Boyd Gaming Corp.	23,225	482,615
Las Vegas Sands Corp.	2,651	137,985
Total Casino Hotels		620,600
Total Lodging		620,600
Entertainment - 0.3%
Racetracks - 0.3%
Penn National Gaming, Inc.*	24,967	470,128
(Cost $155,055,683)		153,816,652

MONEY MARKET FUND† - 6.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares 2.20%[2]	10,848,961	10,848,961
Total Money Market Fund
(Cost $10,848,961)		10,848,961
Total Investments - 99.8%
(Cost $165,904,644)		$164,665,613

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS SOLD SHORT† - (4.0%)
Lodging - (0.2)%
Hotels & Motels - (0.2)%
Marriott International, Inc. — Class A	(3,111)	$(337,730)
REITs - (3.8)%
REITs-Warehouse/Industries - (0.2)%
STAG Industrial, Inc.	(12,648)	(314,682)
REITs-Shopping Centers - (0.2)%
Kimco Realty Corp.	(23,247)	(340,569)
REITs-Mortgage - (0.3)%
Apollo Commercial Real Estate Finance, Inc.	(24,844)	(413,901)
REITs-Regional Malls - (0.4)%
Washington Prime Group, Inc.	(40,334)	(196,023)
Tanger Factory Outlet Centers, Inc.	(21,612)	(436,995)
Total REITs-Regional Malls		(633,018)
REITs-Health Care - (0.5)%
Omega Healthcare Investors, Inc.	(9,199)	(323,345)
Senior Housing Properties Trust	(38,640)	(452,861)
Total REITs-Health Care		(776,206)
REITs-Hotels - (0.7)%
Park Hotels & Resorts, Inc.	(10,765)	(279,675)
Hospitality Properties Trust	(16,665)	(397,960)
Chesapeake Lodging Trust	(18,571)	(452,204)
Total REITs-Hotels		(1,129,839)
REITs-Office Property - (0.7)%
VEREIT, Inc.	(51,647)	(369,276)
Brandywine Realty Trust	(29,480)	(379,408)
Piedmont Office Realty Trust, Inc. — Class A	(27,609)	(470,457)
Total REITs-Office Property		(1,219,141)
REITs-Diversified - (0.8)%
WP Carey, Inc.	(5,041)	(329,379)
American Assets Trust, Inc.	(10,544)	(423,553)
PS Business Parks, Inc.	(3,891)	(509,721)
Total REITs-Diversified		(1,262,653)
Total REITS		(6,090,009)
Total Common Stocks Sold Short
(Cost $(7,213,084))		(6,427,739)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (2.3%)
iShares U.S. Real Estate ETF	50,578	(3,790,315)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,099,435)		(3,790,315)
Total Securities Sold Short - (6.3)%
(Proceeds $11,312,519)		$(10,218,054)
Other Assets & Liabilities, net - 6.5%		10,756,550
Total Net Assets - 100.0%		$165,204,109

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Risk Managed Real Estate Portfolio Long Custom Basket Swap[3]	2.80%	At Maturity	06/12/19	$36,102,133	$(1,414,259)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Risk Managed Real Estate Portfolio Short Custom Basket Swap[4]	(1.93)%	At Maturity	06/12/19	$34,790,901	$4,337,985

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

CUSTOM BASKET OF LONG SECURITIES[3]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
American Tower Corp. — Class A	10,326	4.53%	$222,906
HCP, Inc.	38,651	3.00%	199,837
Sun Communities, Inc.	17,006	4.80%	194,221
Equity LifeStyle Properties, Inc.	14,105	3.80%	152,365
Rexford Industrial Realty, Inc.	49,520	4.04%	54,384
Apartment Investment & Management Co. — Class A	35,951	4.37%	52,074
Crown Castle International Corp.	13,820	4.16%	49,357
STORE Capital Corp.	37,682	2.95%	45,738
Ventas, Inc.	17,266	2.80%	40,288
Equity Residential	25,089	4.59%	(6,678)
CyrusOne, Inc.	19,555	2.86%	(12,595)
Gaming and Leisure Properties, Inc.	31,616	2.83%	(34,515)
Simon Property Group, Inc.	5,890	2.74%	(39,739)
DR Horton, Inc.	21,452	2.06%	(44,503)
Healthcare Trust of America, Inc. — Class A	59,505	4.17%	(60,738)
Regency Centers Corp.	23,654	3.84%	(68,731)
Boyd Gaming Corp.	21,998	1.27%	(72,422)
Hudson Pacific Properties, Inc.	34,469	2.77%	(72,974)
Liberty Property Trust	29,996	3.48%	(74,467)
Las Vegas Sands Corp.	8,447	1.22%	(78,332)
JBG SMITH Properties	27,798	2.68%	(82,691)
Penn National Gaming, Inc.*	23,447	1.22%	(90,752)
Invitation Homes, Inc.	60,478	3.36%	(108,975)
Kilroy Realty Corp.	15,152	2.64%	(114,925)
American Homes 4 Rent — Class A	77,716	4.27%	(152,690)
Sabra Health Care REIT, Inc.	56,055	2.56%	(153,965)
Sunstone Hotel Investors, Inc.	60,509	2.18%	(182,377)
MGM Growth Properties LLC — Class A	80,004	5.85%	(187,385)
Apple Hospitality REIT, Inc.	55,702	2.20%	(211,534)
Equinix, Inc.	4,127	4.03%	(263,121)
Macerich Co.	22,810	2.73%	(311,320)
Total Custom Basket of Long Securities			$(1,414,259)

CUSTOM BASKET OF SHORT SECURITIES[4]
iShares U.S. Real Estate ETF	(156,518)	(33.71%)	$1,047,528
Senior Housing Properties Trust	(111,585)	(3.76%)	921,045
Washington Prime Group, Inc.	(124,622)	(1.74%)	378,231
Chesapeake Lodging Trust	(58,440)	(4.09%)	366,088
Brandywine Realty Trust	(92,338)	(3.42%)	345,044
Piedmont Office Realty Trust, Inc. — Class A	(85,532)	(4.19%)	291,023
Tanger Factory Outlet Centers, Inc.	(67,274)	(3.91%)	201,818
Kimco Realty Corp.	(73,148)	(3.08%)	186,008
VEREIT, Inc.	(156,024)	(3.21%)	156,354
Park Hotels & Resorts, Inc.	(33,822)	(2.53%)	133,387
Hospitality Properties Trust	(50,952)	(3.50%)	94,989
Camden Property Trust	(14,117)	(3.57%)	69,909
Mid-America Apartment Communities, Inc.	(10,325)	(2.84%)	65,036
Omega Healthcare Investors, Inc.	(28,428)	(2.87%)	59,594
STAG Industrial, Inc.	(39,182)	(2.80%)	54,690
Public Storage	(4,919)	(2.86%)	39,524
WP Carey, Inc.	(15,616)	(2.93%)	36,056
Apollo Commercial Real Estate Finance, Inc.	(76,881)	(3.68%)	24,648
Marriott International, Inc. — Class A	(9,612)	(3.00%)	18,246
PS Business Parks, Inc.	(11,948)	(4.50%)	(48,479)
American Assets Trust, Inc.	(32,998)	(3.81%)	(102,754)
Total Custom Basket of Short Securities			$4,337,985

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2018.
[2]	Rate indicated is the 7-day yield as of December 31, 2018.
[3]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2018.
[4]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2018.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$153,816,652	$—	$—	$153,816,652
Money Market Fund	10,848,961	—	—	10,848,961
Custom Basket Swap Agreements**	—	4,337,985	—	4,337,985
Total Assets	$164,665,613	$4,337,985	$—	$169,003,598

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$6,427,739	$—	$—	$6,427,739
Exchange-Traded Funds Sold Short	3,790,315	—	—	3,790,315
Custom Basket Swap Agreements**	—	1,414,259	—	1,414,259
Total Liabilities	$10,218,054	$1,414,259	$—	$11,632,313

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 94.3%
Financial - 36.2%
Equity Commonwealth REIT	8,376	$251,364
Cathay General Bancorp	6,730	225,657
Physicians Realty Trust REIT	13,329	213,664
Wintrust Financial Corp.	3,135	208,446
BancorpSouth Bank	7,664	200,337
Redwood Trust, Inc. REIT	12,088	182,166
Umpqua Holdings Corp.	11,449	182,039
Beneficial Bancorp, Inc.	12,538	179,168
Trustmark Corp.	6,268	178,199
Radian Group, Inc.	10,825	177,097
Invesco Mortgage Capital, Inc. REIT	11,953	173,079
TriCo Bancshares	5,072	171,383
Federal Agricultural Mortgage Corp. — Class C	2,752	166,331
Tier REIT, Inc.	7,598	156,747
Investors Bancorp, Inc.	14,843	154,367
Hanmi Financial Corp.	7,494	147,632
National Storage Affiliates Trust REIT	5,100	134,946
Cousins Properties, Inc. REIT	16,852	133,131
Prosperity Bancshares, Inc.	2,017	125,659
Berkshire Hills Bancorp, Inc.	4,553	122,794
Argo Group International Holdings Ltd.	1,823	122,597
RLJ Lodging Trust REIT	7,155	117,342
Pinnacle Financial Partners, Inc.	2,419	111,516
IBERIABANK Corp.	1,614	103,748
Old National Bancorp	6,516	100,346
Hancock Whitney Corp.	2,772	96,050
MB Financial, Inc.	2,354	93,289
Sunstone Hotel Investors, Inc. REIT	6,800	88,468
Lexington Realty Trust REIT	10,690	87,765
Piedmont Office Realty Trust, Inc. — Class A REIT	4,930	84,007
Fulton Financial Corp.	5,395	83,515
Hilltop Holdings, Inc.	4,256	75,884
Cohen & Steers, Inc.	2,197	75,401
Howard Hughes Corp.*	770	75,167
CNO Financial Group, Inc.	4,854	72,227
Flagstar Bancorp, Inc.*	2,670	70,488
First Horizon National Corp.	5,173	68,077
Washington Federal, Inc.	2,343	62,582
Stifel Financial Corp.	1,429	59,189
Pebblebrook Hotel Trust REIT	1,989	56,309
MBIA, Inc.*	6,260	55,839
RE/MAX Holdings, Inc. — Class A	1,813	55,750
American National Insurance Co.	408	51,914
Total Financial		5,351,676
Industrial - 14.0%
Louisiana-Pacific Corp.	7,351	163,339
Esterline Technologies Corp.*	1,190	144,526
Scorpio Tankers, Inc.	79,110	139,234
GATX Corp.	1,963	139,000
US Concrete, Inc.*	3,439	121,328
Valmont Industries, Inc.	1,043	115,721
ITT, Inc.	2,389	115,317
Graphic Packaging Holding Co.	10,582	112,592
Matson, Inc.	3,376	108,099
Trinseo S.A.	2,334	106,850
Worthington Industries, Inc.	2,733	95,218
Plexus Corp.*	1,718	87,756
Owens Corning	1,794	78,900
Sanmina Corp.*	3,202	77,040
Park Electrochemical Corp.	4,244	76,689
Gibraltar Industries, Inc.*	2,144	76,305
Kirby Corp.*	1,123	75,645
Crane Co.	943	68,066
Astec Industries, Inc.	2,124	64,124
KEMET Corp.	3,167	55,549
Oshkosh Corp.	846	51,868
Total Industrial		2,073,166
Consumer, Cyclical - 11.7%
Hawaiian Holdings, Inc.	6,334	167,281
UniFirst Corp.	1,124	160,811
Caleres, Inc.	4,228	117,665
Acushnet Holdings Corp.	5,461	115,063
Wyndham Hotels & Resorts, Inc.	2,525	114,559
Tenneco, Inc. — Class A	3,482	95,372
International Speedway Corp. — Class A	2,160	94,738
WABCO Holdings, Inc.*	880	94,459
Foot Locker, Inc.	1,646	87,567
La-Z-Boy, Inc.	2,887	79,999
MDC Holdings, Inc.	2,720	76,459
Unifi, Inc.*	3,345	76,400
Wabash National Corp.	5,436	71,103
PC Connection, Inc.	2,314	68,795
Century Communities, Inc.*	3,961	68,367
Methode Electronics, Inc.	2,915	67,890
Dana, Inc.	4,872	66,406
Asbury Automotive Group, Inc.*	904	60,261
Cato Corp. — Class A	3,556	50,744
Total Consumer, Cyclical		1,733,939
Consumer, Non-cyclical - 10.0%
Encompass Health Corp.	2,916	179,917
Central Garden & Pet Co. — Class A*	5,121	160,031
Euronet Worldwide, Inc.*	1,543	157,972
Navigant Consulting, Inc.	5,680	136,604
Emergent BioSolutions, Inc.*	1,804	106,941
SP Plus Corp.*	3,450	101,913
Fresh Del Monte Produce, Inc.	3,454	97,645
Sanderson Farms, Inc.	927	92,042
Cambrex Corp.*	2,190	82,694
Eagle Pharmaceuticals, Inc.*	2,021	81,426
AMAG Pharmaceuticals, Inc.*	5,351	81,282
Carriage Services, Inc. — Class A	4,493	69,642
Hostess Brands, Inc.*	6,010	65,749
Inovio Pharmaceuticals, Inc.*	12,963	51,852
ACCO Brands Corp.	848	5,750
Total Consumer, Non-cyclical		1,471,460
Utilities - 6.6%
Black Hills Corp.	3,651	229,210
Portland General Electric Co.	4,857	222,693
Southwest Gas Holdings, Inc.	1,797	137,471
PNM Resources, Inc.	2,628	107,985

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 94.3% (continued)
Utilities - 6.6% (continued)
ALLETE, Inc.	1,330	$101,373
Spire, Inc.	1,216	90,081
Ormat Technologies, Inc.	1,704	89,119
Total Utilities		977,932
Communications - 5.2%
Ciena Corp.*	4,768	161,683
Viavi Solutions, Inc.*	15,766	158,448
Finisar Corp.*	5,267	113,767
Scholastic Corp.	2,561	103,106
InterDigital, Inc.	1,200	79,716
Liberty Latin America Ltd. — Class C*	3,671	53,487
Gray Television, Inc.*	3,624	53,418
Tribune Publishing Co.*	4,081	46,278
Total Communications		769,903
Energy - 4.7%
Range Resources Corp.	15,428	147,646
Whiting Petroleum Corp.*	5,284	119,894
Oasis Petroleum, Inc.*	20,726	114,615
NOW, Inc.*	6,743	78,488
Gulfport Energy Corp.*	9,740	63,797
MRC Global, Inc.*	5,072	62,031
Antero Resources Corp.*	5,364	50,368
Oceaneering International, Inc.*	4,054	49,053
Total Energy		685,892
Technology - 3.9%
Evolent Health, Inc. — Class A*	6,329	126,263
Cray, Inc.*	5,127	110,692
ManTech International Corp. — Class A	2,004	104,799
CSG Systems International, Inc.	2,409	76,534
Lattice Semiconductor Corp.*	7,812	54,059
Nanometrics, Inc.*	1,924	52,583
TiVo Corp.	5,514	51,887
Total Technology		576,817
Basic Materials - 2.0%
Ashland Global Holdings, Inc.	2,223	157,744
Huntsman Corp.	3,781	72,935
Tahoe Resources, Inc.*	17,204	62,795
Total Basic Materials		293,474
Total Common Stocks
(Cost $14,918,417)		13,934,259

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	6,250	2
Total Convertible Preferred Stocks
(Cost $5,968)		2

EXCHANGE-TRADED FUNDS† - 3.0%
iShares Russell 2000 Value ETF	4,171	448,549
Total Exchange-Traded Funds
(Cost $565,676)		448,549

MONEY MARKET FUND† - 2.4%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.20%[3]	355,282	355,282
Total Money Market Fund
(Cost $355,282)		355,282
Total Investments - 99.7%
(Cost $15,845,343)		$14,738,092
Other Assets & Liabilities, net - 0.3%		40,916
Total Net Assets - 100.0%		$14,779,008

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $2, (cost $5,968) or less than 0.1% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of December 31, 2018.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,934,259	$—	$—	$13,934,259
Convertible Preferred Stocks	—	—	2	2
Exchange-Traded Funds	448,549	—	—	448,549
Money Market Fund	355,282	—	—	355,282
Total Assets	$14,738,090	$—	$2	$14,738,092

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 20.3%
Consumer, Non-cyclical - 5.7%
Procter & Gamble Co.	7,848	$721,388
PepsiCo, Inc.	5,573	615,705
Amgen, Inc.	2,904	565,322
Kimberly-Clark Corp.	3,996	455,304
Altria Group, Inc.	9,139	451,375
McKesson Corp.	3,957	437,130
Tyson Foods, Inc. — Class A	7,639	407,922
Humana, Inc.	1,223	350,365
Quest Diagnostics, Inc.	4,184	348,402
Archer-Daniels-Midland Co.	8,408	344,476
HCA Healthcare, Inc.	2,618	325,810
Western Union Co.	18,659	318,323
Molson Coors Brewing Co. — Class B	5,657	317,697
UnitedHealth Group, Inc.	1,273	317,130
Cardinal Health, Inc.	6,947	309,836
Philip Morris International, Inc.	4,070	271,713
Sysco Corp.	3,936	246,630
Gilead Sciences, Inc.	3,872	242,194
Johnson & Johnson	1,862	240,291
Allergan plc	1,770	236,578
Pfizer, Inc.	4,845	211,484
AbbVie, Inc.	2,139	197,195
Laboratory Corporation of America Holdings*	1,520	192,067
Merck & Company, Inc.	2,491	190,337
Kroger Co.	5,270	144,925
Regeneron Pharmaceuticals, Inc.*	367	137,074
CVS Health Corp.	2,063	135,168
WellCare Health Plans, Inc.*	504	118,989
Anthem, Inc.	442	116,082
Mondelez International, Inc. — Class A	2,859	114,446
Estee Lauder Companies, Inc. — Class A	850	110,585
DaVita, Inc.*	2,101	108,118
Abbott Laboratories	1,480	107,048
Baxter International, Inc.	1,590	104,654
Edwards Lifesciences Corp.*	683	104,615
Cigna Corp.	543	103,127
Medtronic plc	1,128	102,603
Constellation Brands, Inc. — Class A	636	102,282
Alexion Pharmaceuticals, Inc.*	1,049	102,131
Thermo Fisher Scientific, Inc.	440	98,468
Becton Dickinson and Co.	436	98,239
Mylan N.V.*	3,581	98,119
Total Consumer, Non-cyclical		10,321,347
Technology - 4.0%
Apple, Inc.	8,438	1,331,010
Microsoft Corp.	10,194	1,035,404
Intel Corp.	15,424	723,848
Oracle Corp.	13,242	597,876
QUALCOMM, Inc.	8,494	483,394
HP, Inc.	19,517	399,318
DXC Technology Co.	7,229	384,366
NetApp, Inc.	4,692	279,972
Citrix Systems, Inc.	2,508	256,970
Western Digital Corp.	6,564	242,671
Seagate Technology plc	5,499	212,206
International Business Machines Corp.	1,809	205,629
Texas Instruments, Inc.	1,869	176,620
Applied Materials, Inc.	5,186	169,790
Broadcom, Inc.	666	169,350
Lam Research Corp.	1,035	140,936
KLA-Tencor Corp.	1,416	126,718
Qorvo, Inc.*	2,053	124,679
Skyworks Solutions, Inc.	1,717	115,073
Electronic Arts, Inc.*	1,423	112,289
Activision Blizzard, Inc.	2,345	109,207
Total Technology		7,397,326
Communications - 2.9%
Alphabet, Inc. — Class C*	839	868,877
Amazon.com, Inc.*	550	826,083
Cisco Systems, Inc.	17,312	750,129
Verizon Communications, Inc.	11,909	669,524
Omnicom Group, Inc.	5,056	370,302
Juniper Networks, Inc.	11,976	322,274
Walt Disney Co.	2,759	302,524
Facebook, Inc. — Class A*	2,223	291,413
AT&T, Inc.	9,370	267,420
Comcast Corp. — Class A	7,749	263,854
Discovery, Inc. — Class A*	9,569	236,737
Twenty-First Century Fox, Inc. — Class B	3,162	151,080
Total Communications		5,320,217
Industrial - 2.7%
Caterpillar, Inc.	4,301	546,528
Union Pacific Corp.	3,526	487,399
Eaton Corporation plc	6,429	441,415
Cummins, Inc.	3,078	411,344
FedEx Corp.	2,271	366,381
Parker-Hannifin Corp.	2,440	363,902
Norfolk Southern Corp.	2,430	363,382
Textron, Inc.	7,775	357,572
CSX Corp.	5,726	355,756
Johnson Controls International plc	11,627	344,741
Kansas City Southern	3,520	335,984
Corning, Inc.	6,865	207,392
Expeditors International of Washington, Inc.	3,027	206,108
Snap-on, Inc.	770	111,873
United Technologies Corp.	968	103,073
Total Industrial		5,002,850
Energy - 2.1%
Exxon Mobil Corp.	13,166	897,790
Chevron Corp.	7,033	765,120
ConocoPhillips	6,463	402,968
Kinder Morgan, Inc.	21,721	334,069
Occidental Petroleum Corp.	5,389	330,777
Phillips 66	3,602	310,312
Valero Energy Corp.	4,073	305,353
HollyFrontier Corp.	4,543	232,238
Williams Companies, Inc.	6,397	141,054
Marathon Oil Corp.	7,841	112,440
Marathon Petroleum Corp.	1,546	91,229
Total Energy		3,923,350

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 20.3% (continued)
Financial - 1.3%
JPMorgan Chase & Co.	4,153	$405,416
Berkshire Hathaway, Inc. — Class B*	1,593	325,259
Hartford Financial Services Group, Inc.	6,859	304,882
State Street Corp.	3,706	233,737
Prudential Financial, Inc.	2,652	216,271
Bank of America Corp.	7,505	184,923
Visa, Inc. — Class A	1,172	154,634
Bank of New York Mellon Corp.	2,552	120,123
Travelers Companies, Inc.	1,000	119,750
Allstate Corp.	1,407	116,260
MetLife, Inc.	2,804	115,132
Citigroup, Inc.	1,296	67,470
Total Financial		2,363,857
Consumer, Cyclical - 1.1%
Delta Air Lines, Inc.	6,348	316,765
United Continental Holdings, Inc.*	3,594	300,926
Southwest Airlines Co.	6,409	297,890
American Airlines Group, Inc.	8,457	271,554
Alaska Air Group, Inc.	3,303	200,988
Best Buy Company, Inc.	2,699	142,939
Nike, Inc. — Class B	1,690	125,297
Dollar General Corp.	1,124	121,482
General Motors Co.	3,534	118,212
TJX Companies, Inc.	2,394	107,107
Total Consumer, Cyclical		2,003,160
Basic Materials - 0.5%
International Paper Co.	9,881	398,797
Linde plc	813	126,860
DowDuPont, Inc.	2,139	114,394
LyondellBasell Industries N.V. — Class A	1,344	111,767
Eastman Chemical Co.	1,517	110,908
Total Basic Materials		862,726
Total Common Stocks
(Cost $40,897,080)		37,194,833

MUTUAL FUNDS† - 74.2%
Guggenheim Strategy Fund III[1]	2,649,576	65,682,977
Guggenheim Strategy Fund II1	2,109,451	52,356,585
Guggenheim Limited Duration Fund - Institutional Class[1]	416,041	10,238,769
Guggenheim Ultra Short Duration Fund[1,2]	732,550	7,296,198
Total Mutual Funds
(Cost $136,055,536)		135,574,529

MONEY MARKET FUND† - 4.9%
Dreyfus Treasury Securities Cash Management - Institutional Shares 2.20%[3]	8,880,519	8,880,519
Total Money Market Fund
(Cost $8,880,519)		8,880,519
Total Investments - 99.4%
(Cost $185,833,135)		$181,649,881
Other Assets & Liabilities, net - 0.6%		1,030,354
Total Net Assets - 100.0%		$182,680,235

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	12	Mar 2019	$1,505,700	$(16,874)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††,4
Wells Fargo Bank, N.A	S&P 500 Index	2.67%	At Maturity	09/30/19	29,467	$146,852,036	$(22,017,536)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	Rate indicated is the 7-day yield as of December 31, 2018.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[4]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,194,833	$—	$—	$37,194,833
Mutual Funds	135,574,529	—	—	135,574,529
Money Market Fund	8,880,519	—	—	8,880,519
Total Assets	$181,649,881	$—	$—	$181,649,881

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$16,874	$—	$—	$16,874
Equity Index Swap Agreements**	—	22,017,536	—	22,017,536
Total Liabilities	$16,874	$22,017,536	$—	$22,034,410

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 09/30/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Limited Duration Fund - Institutional Class	$16,592,241	$100,709	$(6,401,967)	$123,918	$(176,132)	$10,238,769	416,041	$100,002	$319

Guggenheim Strategy Fund II	66,163,141	530,137	(13,968,303)	(4,174)	(364,216)	52,356,585	2,109,451	492,730	30,930
Guggenheim Strategy Fund III	78,685,454	694,264	(13,063,355)	(77,617)	(555,769)	65,682,977	2,649,576	682,511	2,778
Guggenheim Ultra Short Duration Fund[1]	17,256,263	73,949	(9,994,950)	31,442	(70,506)	7,296,198	732,550	67,883	5,297
	$178,697,099	$1,399,059	$(43,428,575)	$73,569	$(1,166,623)	$135,574,529		$1,343,126	$39,324

1	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 19.8%
Consumer, Non-cyclical - 5.0%
Centene Corp.*	1,863	$214,804
McKesson Corp.	1,453	160,513
Edwards Lifesciences Corp.*	1,022	156,540
Kimberly-Clark Corp.	1,337	152,338
Post Holdings, Inc.*	1,627	145,014
Total System Services, Inc.	1,773	144,127
McCormick & Company, Inc.	969	134,924
Western Union Co.	7,723	131,754
Laboratory Corporation of America Holdings*	1,037	131,035
Sysco Corp.	1,933	121,122
FleetCor Technologies, Inc.*	647	120,161
CoreLogic, Inc.*	3,203	107,044
Kellogg Co.	1,877	107,008
AmerisourceBergen Corp. — Class A	1,345	100,068
Encompass Health Corp.	1,398	86,256
Herbalife Nutrition Ltd.*	1,458	85,949
Gartner, Inc.*	652	83,352
Baxter International, Inc.	1,265	83,262
Square, Inc. — Class A*	1,434	80,433
Align Technology, Inc.*	374	78,327
Sabre Corp.	3,550	76,822
Premier, Inc. — Class A*	2,007	74,961
Cardinal Health, Inc.	1,546	68,952
Performance Food Group Co.*	2,135	68,896
WellCare Health Plans, Inc.*	285	67,286
DaVita, Inc.*	1,304	67,104
US Foods Holding Corp.*	2,052	64,925
Henry Schein, Inc.*	766	60,146
Booz Allen Hamilton Holding Corp.	1,238	55,797
Church & Dwight Company, Inc.	823	54,121
ResMed, Inc.	473	53,861
Molina Healthcare, Inc.*	449	52,183
Keurig Dr Pepper, Inc.	2,026	51,946
ABIOMED, Inc.*	153	49,731
Brown-Forman Corp. — Class B	1,027	48,865
Hershey Co.	455	48,767
IDEXX Laboratories, Inc.*	246	45,761
PRA Health Sciences, Inc.*	486	44,693
Verisk Analytics, Inc. — Class A*	398	43,398
WEX, Inc.*	305	42,718
Alexion Pharmaceuticals, Inc.*	412	40,112
Avery Dennison Corp.	445	39,974
Bright Horizons Family Solutions, Inc.*	349	38,896
Cintas Corp.	225	37,798
CoStar Group, Inc.*	110	37,108
Total Consumer, Non-cyclical		3,758,852
Technology - 4.6%
Citrix Systems, Inc.	2,135	218,752
Paychex, Inc.	3,098	201,835
NetApp, Inc.	3,241	193,391
Fiserv, Inc.*	2,306	169,468
ServiceNow, Inc.*	873	155,438
Lam Research Corp.	1,141	155,370
Fidelity National Information Services, Inc.	1,392	142,750
Analog Devices, Inc.	1,437	123,338
Autodesk, Inc.*	927	119,221
Xilinx, Inc.	1,387	118,131
Cognizant Technology Solutions Corp. — Class A	1,855	117,755
Skyworks Solutions, Inc.	1,697	113,733
Cerner Corp.*	2,111	110,701
KLA-Tencor Corp.	1,185	106,046
Zebra Technologies Corp. — Class A*	647	103,022
Maxim Integrated Products, Inc.	1,829	93,005
Broadridge Financial Solutions, Inc.	860	82,775
CDK Global, Inc.	1,651	79,050
Akamai Technologies, Inc.*	1,176	71,830
MAXIMUS, Inc.	1,093	71,143
Black Knight, Inc.*	1,571	70,789
Workday, Inc. — Class A*	436	69,620
Cadence Design Systems, Inc.*	1,563	67,959
j2 Global, Inc.	975	67,645
Splunk, Inc.*	558	58,506
ON Semiconductor Corp.*	3,532	58,313
Advanced Micro Devices, Inc.*	2,970	54,826
Microchip Technology, Inc.	736	52,933
NCR Corp.*	2,244	51,792
Cypress Semiconductor Corp.	3,846	48,921
Veeva Systems, Inc. — Class A*	534	47,697
Take-Two Interactive Software, Inc.*	436	44,882
MKS Instruments, Inc.	668	43,159
Teradyne, Inc.	1,323	41,516
First Data Corp. — Class A*	2,446	41,362
NXP Semiconductor N.V.	540	39,571
Cirrus Logic, Inc.*	1,189	39,451
Applied Materials, Inc.	947	31,005
Total Technology		3,476,701
Industrial - 4.3%
Cummins, Inc.	1,313	175,469
Expeditors International of Washington, Inc.	2,537	172,744
CH Robinson Worldwide, Inc.	2,043	171,796
Ingersoll-Rand plc	1,658	151,259
Old Dominion Freight Line, Inc.	1,223	151,028
Parker-Hannifin Corp.	1,007	150,184
Rockwell Automation, Inc.	981	147,621
J.B. Hunt Transport Services, Inc.	1,585	147,469
Amphenol Corp. — Class A	1,774	143,730
Textron, Inc.	3,117	143,351
Masco Corp.	4,890	142,984
XPO Logistics, Inc.*	2,206	125,830
Landstar System, Inc.	1,311	125,423
Genesee & Wyoming, Inc. — Class A*	1,503	111,252
Harris Corp.	726	97,756
Huntington Ingalls Industries, Inc.	489	93,062
Xylem, Inc.	1,305	87,070
Waters Corp.*	442	83,383
Spirit AeroSystems Holdings, Inc. — Class A	1,142	82,327
Roper Technologies, Inc.	264	70,361

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Industrial - 4.3% (continued)
FLIR Systems, Inc.	1,561	$67,966
Barnes Group, Inc.	1,254	67,239
Schneider National, Inc. — Class B	2,965	55,357
Sensata Technologies Holding plc*	1,180	52,911
Rexnord Corp.*	2,291	52,578
Fortive Corp.	734	49,662
EnerSys	601	46,644
Martin Marietta Materials, Inc.	258	44,343
Packaging Corporation of America	513	42,815
EMCOR Group, Inc.	715	42,678
Crown Holdings, Inc.*	972	40,406
Coherent, Inc.*	364	38,478
Vulcan Materials Co.	383	37,840
Gentex Corp.	1,803	36,439
Total Industrial		3,249,455
Consumer, Cyclical - 2.4%
Allison Transmission Holdings, Inc.	3,336	146,484
AutoZone, Inc.*	174	145,871
HD Supply Holdings, Inc.*	3,539	132,783
Delta Air Lines, Inc.	2,053	102,444
Southwest Airlines Co.	2,164	100,583
Dollar General Corp.	898	97,056
WW Grainger, Inc.	301	84,990
Aptiv plc	1,148	70,682
PulteGroup, Inc.	2,584	67,158
Toll Brothers, Inc.	1,735	57,134
Best Buy Company, Inc.	1,054	55,820
Wyndham Destinations, Inc.	1,550	55,552
Ross Stores, Inc.	637	52,998
DR Horton, Inc.	1,470	50,950
Lear Corp.	397	48,776
Burlington Stores, Inc.*	294	47,825
O'Reilly Automotive, Inc.*	135	46,484
Copart, Inc.*	971	46,395
Wynn Resorts Ltd.	464	45,894
Chipotle Mexican Grill, Inc. — Class A*	104	44,906
Live Nation Entertainment, Inc.*	905	44,571
VF Corp.	587	41,877
KAR Auction Services, Inc.	858	40,944
Nordstrom, Inc.	836	38,966
Lions Gate Entertainment Corp. — Class A	2,395	38,560
Visteon Corp.*	622	37,494
Dunkin' Brands Group, Inc.	575	36,869
Darden Restaurants, Inc.	367	36,649
Total Consumer, Cyclical		1,816,715
Communications - 2.3%
Omnicom Group, Inc.	2,615	191,523
CDW Corp.	1,799	145,809
F5 Networks, Inc.*	856	138,698
InterDigital, Inc.	1,700	112,931
Palo Alto Networks, Inc.*	588	110,750
Motorola Solutions, Inc.	941	108,252
GoDaddy, Inc. — Class A*	1,588	104,204
Twitter, Inc.*	3,498	100,532
AMC Networks, Inc. — Class A*	1,743	95,656
VeriSign, Inc.*	631	93,571
Expedia Group, Inc.	697	78,517
eBay, Inc.*	2,114	59,340
IAC/InterActiveCorp*	266	48,689
Arista Networks, Inc.*	231	48,672
LogMeIn, Inc.	545	44,456
Sirius XM Holdings, Inc.	7,625	43,539
Interpublic Group of Companies, Inc.	2,065	42,601
Sinclair Broadcast Group, Inc. — Class A	1,609	42,381
TripAdvisor, Inc.*	781	42,127
New York Times Co. — Class A	1,863	41,526
GrubHub, Inc.*	453	34,795
Total Communications		1,728,569
Energy - 0.8%
Cheniere Energy, Inc.*	3,089	182,838
ONEOK, Inc.	3,144	169,619
Delek US Holdings, Inc.	2,821	91,711
Anadarko Petroleum Corp.	1,835	80,446
CVR Energy, Inc.	2,159	74,442
Total Energy		599,056
Basic Materials - 0.3%
International Paper Co.	1,460	58,925
Westlake Chemical Corp.	688	45,525
Chemours Co.	1,587	44,785
FMC Corp.	597	44,154
Celanese Corp. — Class A	481	43,276
Total Basic Materials		236,665
Financial - 0.1%
Alliance Data Systems Corp.	573	85,996
Total Common Stocks
(Cost $16,787,153)		14,952,009

MUTUAL FUNDS† - 72.3%
Guggenheim Strategy Fund III[1]	1,058,463	26,239,285
Guggenheim Strategy Fund II1	819,289	20,334,753
Guggenheim Limited Duration Fund - Institutional Class[1]	172,964	4,256,645
Guggenheim Ultra Short Duration Fund[1,2]	349,223	3,478,258
Total Mutual Funds
(Cost $54,510,625)		54,308,941

MONEY MARKET FUND† - 5.4%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.20%[3]	4,035,567	4,035,567
Total Money Market Fund
(Cost $4,035,567)		4,035,567
Total Investments - 97.5%
(Cost $75,333,345)		$73,296,517
Other Assets & Liabilities, net - 2.5%		1,855,835
Total Net Assets - 100.0%		$75,152,352

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Futures Contracts
Description	Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	2	Mar 2019	$250,950	$(2,812)
NASDAQ-100 Index Mini Futures Contracts	2	Mar 2019	253,810	(5,500)
S&P MidCap 400 Index Mini Futures Contracts	4	Mar 2019	665,440	(13,335)
			$1,170,200	$(21,647)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A	Russell MidCap Growth Index	2.58%	At Maturity	09/30/19	21,759	$58,722,536	$(11,477,002)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	Rate indicated is the 7-day yield as of December 31, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,952,009	$—	$—	$14,952,009
Mutual Funds	54,308,941	—	—	54,308,941
Money Market Fund	4,035,567	—	—	4,035,567
Total Assets	$73,296,517	$—	$—	$73,296,517

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$21,647	$—	$—	$21,647
Equity Index Swap Agreements**	—	11,477,002	—	11,477,002
Total Liabilities	$21,647	$11,477,002	$—	$11,498,649

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 09/30/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Shares 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Limited Duration Fund - Institutional Class	$6,598,929	$40,108	$(2,361,609)	$45,744	$(66,527)	$4,256,645	172,964	$39,819	$127
Guggenheim Strategy Fund II	25,058,692	201,566	(4,785,434)	109	(140,180)	20,334,753	819,289	187,304	11,746
Guggenheim Strategy Fund III	30,040,343	269,377	(3,819,309)	(29,757)	(221,369)	26,239,285	1,058,463	264,667	1,125
Guggenheim Ultra Short Duration Fund[1]	8,642,455	3,841,980	(8,987,061)	(7,143)	(11,973)	3,478,258	349,223	34,108	2,525
	$70,340,419	$4,353,031	$(19,953,413)	$8,953	$(440,049)	$54,308,941		$525,898	$15,523

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 0.0%
Energy - 0.0%
Titan Energy LLC*	6,740	$2,022
Technology – 0.0%
Aspect Software, Inc.*,†††,1,2	2	–
Total Common Stocks
(Cost $200,000)		2,022

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
Seaspan Corp. 6.38% due 04/30/19	32,300	817,513
Total Preferred Stocks
(Cost $807,500)		817,513

WARRANTS††† - 0.0%
Aspect Software, Inc.[1,2]	1,318	–
Total Warrants
(Cost $–)		–

MUTUAL FUNDS† - 1.3%
Guggenheim Floating Rate Strategies Fund — Institutional Class[2]	2,851,508	70,802,935
Guggenheim Ultra Short Duration Fund[2,3]	2,564,993	25,547,327
Guggenheim Strategy Fund II2	1,027,350	25,498,827
Guggenheim Strategy Fund III[2]	1,027,004	25,459,439
Total Mutual Funds
(Cost $151,143,138)		147,308,528

MONEY MARKET FUND† - 2.7%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 2.19%[4]	299,885,754	299,885,754
Total Money Market Fund
(Cost $299,885,754)		299,885,754

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4%
Residential Mortgage Backed Securities - 12.0%
Soundview Home Loan Trust
2006-OPT5, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[5]	83,685,729	80,576,311
2005-OPT3, 2.98% (1 Month USD LIBOR + 0.47%, Rate Floor: 0.47%) due 11/25/35[5]	19,495,000	19,202,704
2007-1, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/37[5]	2,909,476	2,887,460
Home Equity Loan Trust
2007-FRE1, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[5]	105,407,961	97,785,721
CIT Mortgage Loan Trust
2007-1, 3.86% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[5,6]	56,518,830	57,115,262
2007-1, 3.96% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[5,6]	4,142,427	4,166,688
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.14% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[5]	47,756,529	47,087,069
2006-BC4, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[5]	7,042,251	6,748,207
2006-BC3, 2.67% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[5]	6,330,688	5,542,424
2006-BC6, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37[5]	825,332	803,897
Alternative Loan Trust
2007-OA4, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 05/25/47[5]	31,292,128	28,987,116
2007-OH3, 2.80% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[5]	11,819,916	11,516,374

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Residential Mortgage Backed Securities - 12.0% (continued)
2005-38, 2.86% (1 Month USD LIBOR + 0.35%, Rate Floor: 0.35%) due 09/25/35[5]	8,692,970	$8,259,390
2007-OA7, 2.69% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[5]	4,824,661	4,652,753
NovaStar Mortgage Funding Trust Series
2007-2, 2.71% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[5]	55,463,073	53,362,176
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[5,6]	51,932,096	52,529,316
Nomura Resecuritization Trust
2018-1R, 3.41% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/25/37[5,6]	45,024,268	44,766,528
2015-4R, 1.39% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[5,6]	1,749,808	1,693,090
2015-4R, 4.08% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 12/26/36[5,6]	1,187,693	1,174,982
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[5,6]	32,817,035	32,446,497
2018-R2, 3.69% (WAC) due 08/25/57[5,6]	15,362,904	15,111,074
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE6, 2.69% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/37[5]	31,005,924	27,216,336
2006-NC1, 2.89% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[5]	7,800,000	7,729,153

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Residential Mortgage Backed Securities - 12.0% (continued)
2007-HE6, 2.57% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[5]	4,221,442	$3,679,230
2007-HE6, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 05/25/37[5]	3,100,735	2,738,598
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[5,6]	16,535,126	16,150,514
2017-5, 2.92% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[5,6]	14,776,119	14,695,440
2018-1, 3.00% (WAC) due 01/25/58[5,6]	7,756,286	7,614,602
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[5]	30,869,239	29,774,894
2006-HE3, 2.87% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/36[5]	7,600,000	7,520,744
RALI Series Trust
2007-QO4, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/47[5]	10,197,272	9,643,727
2006-QO2, 2.73% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[5]	21,143,380	8,397,958
2007-QO2, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[5]	11,457,402	6,848,706
2005-QO1, 2.81% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/35[5]	4,802,771	4,233,401
2006-QS8, 2.96% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 08/25/36[5]	3,827,560	2,822,915
2006-QO2, 2.78% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 02/25/46[5]	5,212,012	2,121,694
2007-QO3, 2.67% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 03/25/47[5]	1,935,491	1,816,286
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	189,779,877	29,848,199
HSI Asset Securitization Corporation Trust
2006-OPT2, 2.90% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 01/25/36[5]	29,140,000	28,695,029
First NLC Trust
2005-4, 2.90% (1 Month USD LIBOR + 0.39%, Rate Cap/Floor: 14.00%/0.39%) due 02/25/36[5]	25,668,317	25,381,048
2005-1, 1.19% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.23%) due 05/25/35[5]	2,971,211	2,863,516
Countrywide Asset-Backed Certificates
2006-6, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[5]	24,186,078	23,769,928
2005-15, 2.77% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 03/25/36[5]	1,500,000	1,464,708

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Residential Mortgage Backed Securities - 12.0% (continued)
FirstKey Master Funding
2017-R1, 2.57% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/03/41[5,6]	24,673,248	$24,171,271
GSAMP Trust
2007-NC1, 2.64% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[5]	35,528,847	23,046,824
2005-HE6, 2.95% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[5]	425,493	425,619
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[5,6]	23,469,551	23,444,481
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.99% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46[5]	15,710,503	14,188,702
2006-AR9, 3.00% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[5]	7,728,683	6,768,624
2006-7, 4.38% due 09/25/36	2,714,324	1,247,004
2006-8, 4.51% due 10/25/36	452,454	250,547
LSTAR Securities Investment Limited
4.35% due 04/01/21	22,417,592	22,422,412
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[5,6]	21,430,395	21,542,047
HarborView Mortgage Loan Trust
2006-14, 2.62% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[5]	12,334,226	11,782,799

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Residential Mortgage Backed Securities - 12.0% (continued)
2006-12, 2.66% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[5]	9,943,320	$9,550,571
Nationstar Home Equity Loan Trust
2007-B, 2.73% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[5]	21,002,814	20,614,781
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/36[5]	19,872,593	19,668,742
New Residential Mortgage Trust
2018-1A, 4.00% (WAC) due 12/25/57[5,6]	16,724,831	16,809,738
LSTAR Securities Investment Trust
2018-2, 3.85% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[5,6]	15,614,354	15,592,884
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 2.68% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[5]	8,469,327	7,652,035
2007-OA3, 2.93% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[5]	5,260,506	4,719,149
2006-AR13, 3.04% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46[5]	1,858,380	1,729,989
2006-AR11, 3.08% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46[5]	1,542,480	1,427,734
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[6,8]	15,078,137	14,942,263
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[5,6]	14,526,210	14,409,335
American Home Mortgage Assets Trust
2006-4, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46[5]	11,890,349	8,435,144
2006-6, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46[5]	2,811,920	2,382,187
2006-5, 3.08% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 11/25/46[5]	4,576,171	2,274,634
Impac Secured Assets CMN Owner Trust
2005-2, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/36[5]	13,823,768	12,871,476
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.63% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[5]	15,677,586	9,388,502
2006-HE2, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[5]	3,342,935	3,315,343
Lehman XS Trust Series
2007-2N, 2.69% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37[5]	8,946,151	8,531,823
2007-15N, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.00%) due 08/25/37[5]	4,140,459	4,019,026

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Residential Mortgage Backed Securities - 12.0% (continued)
CSMC Series
2015-12R, 2.82% (WAC) due 11/30/37[5,6]	11,813,214	$11,762,317
Citigroup Mortgage Loan Trust, Inc.
2005-HE3, 3.24% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 09/25/35[5]	11,687,000	11,667,297
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[5,6]	6,621,870	6,298,571
2007-HE2A, 2.64% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[5,6]	5,519,287	5,216,434
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 2.61% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 04/25/36[5]	7,935,202	7,445,766
2007-OA2, 2.93% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[5]	4,023,165	3,771,411
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 2.91% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[5]	10,072,000	9,674,921
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[5,6]	4,790,393	4,760,709
2017-5A, 4.01% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[5,6]	3,893,259	3,962,819
First Frankin Mortgage Loan Trust
2006-FF3, 2.80% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 02/25/36[5]	8,616,000	8,361,357
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[5,6]	7,556,539	7,460,233
First Franklin Mortgage Loan Trust
2004-FF10, 3.59% (1 Month USD LIBOR + 1.28%, Rate Floor: 0.85%) due 07/25/34[5]	7,088,682	7,095,076
ASG Resecuritization Trust
2010-3, 2.90% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45[5,6]	6,912,359	6,679,971
IndyMac INDX Mortgage Loan Trust
2005-AR18, 3.29% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 10.50%/0.78%) due 10/25/36[5]	7,763,489	6,430,503
Structured Asset Investment Loan Trust
2005-11, 3.23% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.36%) due 01/25/36[5]	5,876,231	5,769,744
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 3.53% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[5]	5,700,000	5,643,250

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Residential Mortgage Backed Securities - 12.0% (continued)
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 3.00% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[5]	5,435,000	$5,388,354
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2, 3.30% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.53%) due 07/25/35[5]	5,000,000	4,989,559
Morgan Stanley Resecuritization Trust
2014-R9, 2.45% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/26/46[5,6]	4,670,033	4,534,806
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 2.80% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 01/25/36[5]	4,238,957	4,147,127
Luminent Mortgage Trust
2006-2, 2.71% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[5]	4,160,206	3,796,561
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[5]	3,811,299	3,784,209
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[5]	5,022,478	3,545,872

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Residential Mortgage Backed Securities - 12.0% (continued)
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 2.51% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 07/25/47[5]	3,815,927	$3,514,853
CWABS Asset-Backed Certificates Trust
2004-15, 3.67% (1 Month USD LIBOR + 1.35%, Rate Floor: 0.90%) due 04/25/35[5]	3,490,000	3,513,680
GSAA Trust
2005-10, 3.16% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 06/25/35[5]	3,103,248	3,078,821
GSMSC Resecuritization Trust
2015-5R, 2.45% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 04/26/37[5,6]	2,988,895	2,972,996
GSAA Home Equity Trust
2006-3, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 03/25/36[5]	4,087,324	2,384,414
2007-7, 2.78% (1 Month USD LIBOR + 0.27%) due 07/25/37[5]	278,645	264,730
Banc of America Funding Trust
2015-R4, 2.49% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[5,6]	2,440,853	2,327,641
Impac Secured Assets Trust
2006-2, 2.68% (1 Month USD LIBOR + 0.17%, Rate Cap/Floor: 11.50%/0.17%) due 08/25/36[5]	1,886,220	1,597,173
RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	1,582,310	1,447,168
BCAP LLC
2014-RR2, 2.92% (WAC) due 03/26/36[5,6]	1,049,552	1,042,974
Alliance Bancorp Trust
2007-OA1, 2.75% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[5]	959,607	843,131
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	640,936	672,053
Morgan Stanley Re-REMIC Trust
2010-R5, 3.72% due 06/26/36[6]	311,749	283,916
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[6]	237,878	235,561
Total Residential Mortgage Backed Securities		1,335,433,329
Government Agency - 11.4%
Fannie Mae[14]
2.89% due 10/01/29	38,458,000	36,450,031
3.01% due 09/01/29	36,899,000	35,803,682
3.56% due 04/01/30	26,340,332	26,193,113
3.40% due 02/01/33	25,000,000	24,306,681
3.12% due 10/01/32	24,800,000	23,322,724
3.23% due 01/01/33	23,651,502	22,783,943
2.90% due 11/01/29	21,078,000	19,899,300
2.87% due 09/01/29	20,000,000	18,890,735
3.49% due 04/01/30	18,617,924	18,661,623
3.17% due 02/01/28	18,350,000	18,007,124
2.96% due 11/01/29	18,620,000	17,690,706
3.19% due 02/01/30	13,765,833	13,376,809
3.07% due 01/01/28	13,100,000	12,913,418
3.42% due 09/01/47	13,230,422	12,377,968

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Government Agency - 11.4% (continued)
2.82% due 10/01/29	12,100,000	$11,404,631
3.59% due 04/01/33	11,280,000	11,140,664
3.03% due 12/01/27	10,900,000	10,713,892
4.21% due 10/01/48	9,750,000	10,047,611
3.41% due 02/01/33	10,250,000	9,882,606
3.42% due 04/01/30	9,800,000	9,700,025
3.08% due 10/01/32	10,250,000	9,618,665
3.31% due 01/01/33	9,700,000	9,380,054
3.06% due 12/01/27	9,000,000	8,883,076
3.04% due 01/01/28	8,900,000	8,725,666
3.05% due 10/01/29	9,100,000	8,721,159
3.60% due 03/01/30	8,341,000	8,390,776
3.08% due 01/01/30	8,500,000	8,128,777
2.94% due 10/01/32	8,572,237	8,112,876
3.43% due 03/01/33	8,100,000	7,858,777
3.48% due 04/01/30	7,000,000	7,001,378
3.14% due 01/01/28	6,900,000	6,855,002
2.99% due 09/01/29	6,800,000	6,475,789
3.50% due 12/01/45	6,458,340	6,467,187
3.29% due 03/01/33	6,700,000	6,378,612
4.04% due 08/01/48	6,100,000	6,117,363
3.13% due 02/01/28	5,900,000	5,798,402
3.60% due 04/01/33	5,600,000	5,561,637
3.21% due 01/01/33	5,500,000	5,228,334
4.00% due 12/01/38	4,890,708	5,022,989
4.50% due 04/01/48	4,809,907	4,978,235
3.39% due 02/01/30	4,800,000	4,738,217
3.22% due 01/01/30	4,650,000	4,540,595
3.11% due 01/01/28	4,600,000	4,522,730
3.10% due 01/01/33	4,800,000	4,497,919
3.16% due 01/01/30	4,500,000	4,370,165
3.33% due 04/01/30	4,263,853	4,223,437
3.39% due 02/01/33	4,300,000	4,146,122
4.27% due 12/01/33	3,750,000	3,983,995
3.50% due 02/01/48	3,948,313	3,741,281
3.65% due 03/01/33	3,600,000	3,578,527
4.24% due 08/01/48	3,400,000	3,542,578
3.11% due 11/01/27	3,500,000	3,417,212
4.00% due 01/01/46	2,989,396	3,051,260
3.18% due 01/01/30	3,000,000	2,917,990
3.12% due 02/01/28	2,600,000	2,553,170
3.53% due 04/01/33	2,500,000	2,460,682
3.26% due 11/01/46	2,555,706	2,345,937
3.58% due 12/01/27	2,292,495	2,331,538
4.00% due 08/01/47	2,268,028	2,311,492
3.55% due 04/01/33	2,150,000	2,121,916
3.51% due 11/01/37	2,150,000	2,049,265
3.50% due 11/01/47	1,902,518	1,899,346
3.00% due 07/01/46	1,942,277	1,892,161
3.14% due 12/01/32	1,600,000	1,508,005
2.97% due 11/01/25	1,383,982	1,375,738
3.27% due 01/01/30	1,350,000	1,329,411
3.27% due 08/01/34	1,344,564	1,293,388
3.02% due 11/01/27	1,300,000	1,280,105
3.74% due 02/01/48	1,310,165	1,277,086
4.05% due 09/01/48	1,206,147	1,221,961
4.50% due 02/01/45	1,118,003	1,164,509
3.13% due 01/01/30	1,000,000	969,199

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Government Agency - 11.4% (continued)
3.60% due 10/01/47	982,134	$935,945
5.00% due 05/01/44	803,752	843,446
4.50% due 10/01/43	711,220	740,805
3.63% due 01/01/37	736,014	714,857
5.00% due 12/01/44	631,972	663,183
3.50% due 08/01/43	632,676	636,132
2.75% due 11/01/31	658,158	613,452
4.33% due 09/01/48	348,811	365,625
3.50% due 06/01/46	79,817	79,835
Freddie Mac Multifamily Structured Pass Through Certificates[14]
2017-KIR3, 3.28% due 08/25/27	91,932,800	91,234,341
2017-KGX1, 3.00% due 10/25/27	81,400,000	79,740,938
2017-KW03, 3.02% due 06/25/27	65,900,000	64,641,626
2018-K074, 3.60% due 02/25/28	34,823,000	35,378,977
2017-K066, 3.20% due 06/25/27	19,507,000	19,315,568
2017-K061, 3.44% (WAC) due 11/25/26[5]	15,000,000	15,143,670
2016-K060, 3.30% (WAC) due 10/25/26[5]	13,000,000	12,982,893
2018-K073, 3.45% (WAC) due 01/25/28[5]	11,600,000	11,660,906
2018-K078, 3.92% (WAC) due 06/25/28[5]	10,150,000	10,546,969
2017-K069, 3.25% (WAC) due 09/25/27[5]	10,000,000	9,904,787
2016-K057, 2.62% due 08/25/26	10,000,000	9,592,395
2018-K154, 3.46% due 11/25/32	8,500,000	8,335,735
2016-K152, 3.08% due 01/25/31	7,090,000	6,834,447
2017-K070, 3.36% (WAC) due 12/25/27[5]	6,000,000	5,989,698
2015-K151, 3.51% due 04/25/30	2,105,000	2,090,929
2015-K043, 0.67% (WAC) due 12/25/24[5,7]	44,301,088	1,237,338
2014-K715, 2.86% due 01/25/21	450,000	448,775
Freddie Mac Seasoned Credit Risk Transfer Trust[14]
2017-4, 2.75% due 06/25/57[8]	62,780,893	61,121,782
2017-3, 3.00% due 07/25/56	60,104,133	58,141,181
2018-1, 2.25% due 05/25/57[8]	42,483,038	40,768,919
2017-4, 3.50% due 06/25/57	31,291,301	31,055,396
2017-3, 2.75% due 07/25/56[8]	9,048,560	8,726,094
Fannie Mae-Aces[14]
2017-M11, 2.98% due 08/25/29	52,100,000	50,089,669
2018-M3, 3.19% (WAC) due 02/25/30[5]	7,800,000	7,483,515
Freddie Mac[14]
3.55% due 10/01/33	4,687,417	4,562,531
4.00% due 02/01/46	2,708,203	2,763,135
3.50% due 01/01/44	2,630,675	2,642,884
4.50% due 06/01/48	2,406,930	2,490,267
4.00% due 11/01/45	2,080,152	2,123,119
3.00% due 08/01/46	1,968,336	1,916,441
3.50% due 12/01/47	1,859,999	1,856,965
3.26% due 09/01/45	1,955,946	1,803,538
3.40% due 04/01/31	1,000,000	975,070
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[6,7]	787,484,525	3,299,245
Total Government Agency		1,266,422,000
Commercial Mortgage Backed Securities - 1.6%
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.08% (WAC) due 07/15/50[5,7]	74,241,046	4,966,021
2016-BNK1, 1.78% (WAC) due 08/15/49[5,7]	37,439,924	3,886,084

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Commercial Mortgage Backed Securities - 1.6% (continued)
2017-RB1, 1.28% (WAC) due 03/15/50[5,7]	39,785,830	$3,244,296
2016-C35, 1.98% (WAC) due 07/15/48[5,7]	27,007,543	2,979,097
2017-C42, 0.90% (WAC) due 12/15/50[5,7]	35,360,982	2,248,792
2016-NXS5, 1.53% (WAC) due 01/15/59[5,7]	30,151,417	2,127,825
2015-NXS4, 0.93% (WAC) due 12/15/48[5,7]	39,098,446	1,883,732
2017-RC1, 1.55% (WAC) due 01/15/60[5,7]	21,038,097	1,840,074
2015-P2, 1.01% (WAC) due 12/15/48[5,7]	34,414,199	1,654,617
2015-C30, 0.93% (WAC) due 09/15/58[5,7]	32,001,855	1,508,900
2016-C32, 4.72% (WAC) due 01/15/59[5]	1,400,000	1,439,757
2015-NXS1, 1.15% (WAC) due 05/15/48[5,7]	11,578,431	547,887
2015-NXS4, 4.22% (WAC) due 12/15/48[5]	64,000	64,155
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/34[5,6]	23,829,324	23,363,359
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.91% (WAC) due 10/15/50[5,7]	138,604,608	8,066,483
2016-C4, 0.83% (WAC) due 12/15/49[5,7]	87,025,139	4,438,883
2016-C2, 1.69% (WAC) due 06/15/49[5,7]	32,614,578	2,534,981
2017-C5, 0.99% (WAC) due 03/15/50[5,7]	9,008,790	542,818
COMM Mortgage Trust
2015-CR26, 0.96% (WAC) due 10/10/48[5,7]	88,382,112	4,391,796
2018-COR3, 0.45% (WAC) due 05/10/51[5,7]	84,211,759	3,010,183
2015-CR24, 0.79% (WAC) due 08/10/48[5,7]	49,480,131	2,091,871

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Commercial Mortgage Backed Securities - 1.6% (continued)
2015-CR23, 0.96% (WAC) due 05/10/48[5,7]	48,266,609	$1,880,385
2015-CR27, 1.13% (WAC) due 10/10/48[5,7]	31,044,435	1,594,852
2013-CR13, 0.80% (WAC) due 11/10/46[5,7]	39,643,731	1,350,702
2015-CR23, 3.80% due 05/10/48	700,000	700,307
2014-LC15, 1.25% (WAC) due 04/10/47[5,7]	14,470,107	562,062
Citigroup Commercial Mortgage Trust
2016-C2, 1.78% (WAC) due 08/10/49[5,7]	34,078,725	3,488,714
2016-P4, 2.15% (WAC) due 07/10/49[5,7]	32,445,622	3,464,050
2016-P5, 1.54% (WAC) due 10/10/49[5,7]	31,400,222	2,553,510
2016-GC37, 1.79% (WAC) due 04/10/49[5,7]	19,044,649	1,855,979
2015-GC35, 0.87% (WAC) due 11/10/48[5,7]	33,769,824	1,369,802
2015-GC29, 1.11% (WAC) due 04/10/48[5,7]	23,913,690	1,171,666
2013-GC15, 4.37% (WAC) due 09/10/46[5]	380,000	396,816
Bancorp Commercial Mortgage Trust
2018-CR3, 3.71% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[5,6]	7,075,000	7,028,676
UBS Commercial Mortgage Trust
2017-C5, 1.03% (WAC) due 11/15/50[5,7]	54,368,066	3,414,896
2017-C2, 1.15% (WAC) due 08/15/50[5,7]	45,821,835	3,244,254
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP3, 1.50% (WAC) due 08/15/49[5,7]	70,747,077	5,922,669
BENCHMARK Mortgage Trust
2018-B2, 0.43% (WAC) due 02/15/51[5,7]	132,774,166	3,733,424
2018-B6, 0.45% (WAC) due 10/10/51[5,7]	64,966,831	1,982,801
CD Mortgage Trust
2016-CD1, 1.43% (WAC) due 08/10/49[5,7]	35,453,991	2,805,155
2017-CD6, 0.98% (WAC) due 11/13/50[5,7]	47,562,386	2,754,966
CD Commercial Mortgage Trust
2017-CD4, 1.32% (WAC) due 05/10/50[5,7]	32,435,803	2,519,847
2017-CD3, 1.03% (WAC) due 02/10/50[5,7]	34,783,185	2,205,765
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.32% (WAC) due 07/15/50[5,7]	69,515,741	4,440,367
GS Mortgage Securities Trust
2017-GS6, 1.05% (WAC) due 05/10/50[5,7]	42,781,765	3,041,647
2015-GC28, 1.10% (WAC) due 02/10/48[5,7]	21,041,244	885,908
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.97% (WAC) due 12/15/47[5,7]	74,409,736	3,703,774
CGMS Commercial Mortgage Trust
2017-B1, 0.85% (WAC) due 08/15/50[5,7]	66,494,508	3,565,502
VSD
2017-PLT1 A, 3.60% due 12/25/43	3,528,321	3,525,271
BBCMS Mortgage Trust
2018-C2, 0.77% (WAC) due 12/15/51[5,7]	58,500,000	3,511,562
GE Business Loan Trust
2007-1A, 2.63% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[5,6]	3,414,965	3,349,846
CFCRE Commercial Mortgage Trust
2016-C3, 1.05% (WAC) due 01/10/48[5,7]	39,944,011	2,353,225
BANK
2017-BNK6, 0.87% (WAC) due 07/15/60[5,7]	43,975,910	2,308,938

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Commercial Mortgage Backed Securities - 1.6% (continued)
CSAIL Commercial Mortgage Trust
2015-C1, 0.92% (WAC) due 04/15/50[5,7]	56,928,324	$2,283,663
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.13% (WAC) due 02/15/50[5,7]	24,321,665	1,621,324
DBJPM Mortgage Trust
2017-C6, 1.04% (WAC) due 06/10/50[5,7]	24,972,077	1,527,782
JPMBB Commercial Mortgage Securities Trust
2013-C12, 0.52% (WAC) due 07/15/45[5,7]	40,126,983	738,361
LSTAR Commercial Mortgage Trust
2014-2, 5.44% (WAC) due 01/20/41[5,6]	500,000	498,382
WFRBS Commercial Mortgage Trust
2013-C12, 1.28% (WAC) due 03/15/48[5,6,7]	11,277,300	478,188
Morgan Stanley Capital I Trust
2016-UBS9, 4.54% (WAC) due 03/15/49[5]	275,000	273,436
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	222,177
Total Commercial Mortgage Backed Securities		171,162,262
Military Housing - 1.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.24% (WAC) due 11/25/55[5,6]	43,578,902	45,191,321
2015-R1, 4.49% (WAC) due 11/25/55[5,6]	22,137,443	23,797,751
2015-R1, 4.11% (WAC) due 11/25/52[5,6]	13,319,061	13,652,037
2015-R1, 4.10% (WAC) due 10/25/52[5,6]	11,214,222	11,189,663
Capmark Military Housing Trust
2008-AMCW, 6.90% due 07/10/55[6]	8,354,661	10,189,477

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Military Housing - 1.4% (continued)
2007-AETC, 5.75% due 02/10/52[10]	8,152,448	$8,148,481
2006-RILY, 2.76% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51[5,10]	7,095,458	5,137,074
2007-ROBS, 6.06% due 10/10/52[10]	4,738,182	5,057,503
2007-AET2, 6.06% due 10/10/52[6]	2,154,853	2,301,379
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[10]	22,505,333	23,096,311
2005-DRUM, 5.47% due 05/10/50[10]	4,622,931	4,784,734
2005-BLIS, 5.25% due 07/10/50[10]	2,500,000	2,481,813
Total Military Housing		155,027,544
Total Collateralized Mortgage Obligations
(Cost $2,973,385,599)		2,928,045,135

ASSET-BACKED SECURITIES†† - 20.3%
Collateralized Loan Obligations - 13.0%
Golub Capital Partners CLO Ltd.
2018-36A, 3.88% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[5,6]	94,400,000	91,191,816
2018-36A, 4.23% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 02/05/31[5,6]	13,250,000	12,350,526
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 3.34% (1 Month USD LIBOR + 0.88%, Rate Floor: 0.88%) due 09/15/34[5,6]	62,100,014	61,713,429
2017-FL1, 3.71% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 09/15/34[5,6]	22,477,000	22,280,266
2017-FL1, 3.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/15/34[5,6]	14,269,000	14,102,398
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.17% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[5,6]	91,283,000	90,128,243
MP CLO VIII Ltd.
2018-2A, 3.42% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[5,6]	48,350,000	47,864,092
2018-2A, 3.93% (3 Month USD LIBOR + 1.42%, Rate Floor: 0.00%) due 10/28/27[5,6]	5,000,000	4,979,145
Venture XII CLO Ltd.
2018-12A, 3.51% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[5,6]	48,000,000	47,829,408
Denali Capital CLO XI Ltd.
2018-1A, 3.60% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[5,6]	42,800,000	42,524,321
2018-1A, 4.12% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/20/28[5,6]	4,600,000	4,540,449
Mountain View CLO Ltd.
2018-1A, 3.24% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[5,6]	47,000,000	46,854,662
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.74% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[5,6]	44,300,000	42,812,721

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 13.0% (continued)
Palmer Square Loan Funding Ltd.
2018-4A, 3.15% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[5,6]	29,235,000	$29,230,287
2018-4A, 3.70% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[5,6]	12,000,000	11,764,494
SCOF Ltd.
2018-2A, 3.62% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 07/15/28[5,6]	40,000,000	39,755,636
Woodmont Trust
2017-3A, 4.17% (3 Month USD LIBOR + 1.73%, Rate Floor: 0.00%) due 10/18/29[5,6]	16,000,000	15,825,902
2017-2A, 4.24% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 07/18/28[5,6]	10,100,000	10,132,684
2017-3A, 4.39% (3 Month USD LIBOR + 1.95%, Rate Floor: 0.00%) due 10/18/29[5,6]	9,800,000	9,866,646
NXT Capital CLO LLC
2017-1A, 4.17% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[5,6]	33,000,000	32,654,935
2018-1A, 4.67% (3 Month USD LIBOR + 2.20%, Rate Floor: 0.00%) due 04/21/27[5,6]	1,000,000	961,051
Telos CLO Ltd.
2017-6A, 4.20% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/17/27[5,6]	32,000,000	31,994,762
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.97% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[5,6]	31,500,000	31,284,014

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 13.0% (continued)
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 4.25% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 07/20/29[5,6]	29,700,000	$29,454,476
VMC Finance LLC
2018-FL1, 3.28% (1 Month USD LIBOR + 0.82%) due 03/15/35[5,6]	28,833,715	28,801,288
Monroe Capital CLO Ltd.
2017-1A, 3.82% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[5,6]	18,300,000	18,168,170
2017-1A, 4.17% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/22/26[5,6]	10,100,000	9,781,480
Mountain Hawk II CLO Ltd.
2018-2A, 4.07% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[5,6]	14,750,000	14,749,796
2018-2A, 3.29% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[5,6]	12,527,503	12,508,502
Garrison BSL CLO Ltd.
2018-1A, 3.32% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[5,6]	27,300,000	27,205,405
Cent CLO 24 Ltd.
2018-24A, 3.51% (3 Month USD LIBOR + 1.07%, Rate Floor: 0.00%) due 10/15/26[5,6]	26,500,000	26,398,463
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[6]	20,500,000	20,546,724
2016-2A, 5.29% due 05/12/31[6]	5,000,000	4,998,201
Golub Capital Partners CLO 16 Ltd.
2017-16A, 4.06% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 07/25/29[5,6]	17,500,000	17,308,704
2017-16A, 4.21% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/25/29[5,6]	6,700,000	6,727,954
ALM XII Ltd.
2018-12A, 3.33% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[5,6]	24,150,000	23,958,761
A Voce CLO Ltd.
2017-1A, 3.99% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 07/15/26[5,6]	23,200,000	23,058,891
Marathon CLO V Ltd.
2017-5A, 3.52% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[5,6]	10,794,661	10,740,953
2017-5A, 4.10% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[5,6]	10,520,137	10,395,016
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.74% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[5,6]	21,400,000	20,665,920
Atlas Senior Loan Fund III Ltd.
2017-1A, 3.94% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 11/17/27[5,6]	20,669,840	19,938,248
Flagship VII Ltd.
2017-7A, 4.02% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 01/20/26[5,6]	19,125,000	19,121,984

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 13.0% (continued)
Avery Point V CLO Ltd.
2017-5A, 3.43% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[5,6]	18,616,571	$18,570,923
Newstar Commercial Loan Funding LLC
2017-1A, 5.29% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[5,6]	12,750,000	12,614,276
2016-1A, 6.44% (3 Month USD LIBOR + 3.75%) due 02/25/28[5,6]	5,750,000	5,769,892
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.92% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/17/26[5,6]	18,450,000	18,364,409
Diamond CLO Ltd.
2018-1A, 3.93% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[5,6]	18,000,000	17,712,749
West CLO Ltd.
2017-1A, 3.36% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[5,6]	17,409,247	17,389,722
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 5.17% (3 Month USD LIBOR + 2.70%, Rate Floor: 0.00%) due 12/22/28[5,6]	17,000,000	17,000,952
BSPRT Issuer Ltd.
2017-FL2, 3.28% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 10/15/34[5,6]	15,730,103	15,710,455
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[6]	15,000,000	14,697,513
Seneca Park CLO Limited
2017-1A, 3.95% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[5,6]	12,900,000	12,854,353

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 13.0% (continued)
Marathon CLO VII Ltd.
2017-7A, 4.16% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[5,6]	12,600,000	$12,489,570
Sudbury Mill CLO Ltd.
2017-1A, 4.10% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[5,6]	11,850,000	11,848,824
TCP Waterman CLO Ltd.
2016-1A, 4.38% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[5,6]	7,150,000	7,186,390
2016-1A, 4.42% (3 Month USD LIBOR + 2.30%, Rate Floor: 0.00%) due 12/15/28[5,6]	4,000,000	4,006,268
Resource Capital Corporation Ltd.
2017-CRE5, 3.26% (1 Month USD LIBOR + 0.80%) due 07/15/34[5,6]	11,007,579	11,011,063
Recette Clo Ltd.
2017-1A, 3.77% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27[5,6]	11,000,000	10,697,288
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,11]	13,600,000	10,630,871
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[6,11]	10,000,000	9,024,897
KVK CLO Ltd.
2017-1A, 3.34% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[5,6]	8,600,000	8,531,113
Crown Point CLO III Ltd.
2017-3A, 3.89% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[5,6]	8,280,000	8,227,285

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 13.0% (continued)
AIMCO CLO Series
2017-AA, 3.57% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 07/20/26[5,6]	8,022,962	$8,022,341
ACIS CLO Ltd.
2015-6A, 5.02% (3 Month USD LIBOR + 2.48%, Rate Floor: 0.00%) due 05/01/27[5,6]	7,500,000	7,496,423
Flatiron CLO Ltd.
2017-1A, 4.10% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[5,6]	7,100,000	7,046,139
Vibrant CLO IV Ltd.
2016-4A, 4.87% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 07/20/28[5,6]	7,000,000	6,973,112
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[6,11]	8,920,000	6,227,311
Symphony CLO XII Ltd.
2017-12A, 3.94% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 10/15/25[5,6]	5,750,000	5,737,742
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[11]	7,500,060	5,669,758
Voya CLO Ltd.
2013-1A, due 10/15/30[6,11]	10,575,071	5,622,543
Shackleton CLO Ltd.
2017-8A, 3.77% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27[5,6]	5,510,000	5,457,727
SHACKLETON 2015-VIII CLO Ltd.
2017-8A, 3.39% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[5,6]	4,900,000	4,863,883
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,11]	6,000,000	4,845,686
Oaktree CLO Ltd.
2017-1A, 3.34% (3 Month USD LIBOR + 0.87%) due 10/20/27[5,6]	4,500,000	4,480,860
Bsprt Issuer Ltd.
2017-FL1, 3.81% (1 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 06/15/27[5,6]	4,167,341	4,165,853
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 5.28% (3 Month USD LIBOR + 2.95%, Rate Floor: 0.00%) due 12/15/28[5,6]	3,930,000	3,924,729
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.64% (3 Month USD LIBOR + 2.85%, Rate Floor: 0.00%) due 12/20/24[5,6]	3,482,438	3,484,471
Golub Capital BDC CLO 2014 LLC
2018-1A, 3.44% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/25/26[5,6]	3,284,439	3,253,571
Golub Capital Partners CLO 39B Ltd.
2018-39A, 3.86% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 10/20/28[5,6]	3,100,000	3,097,603
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 4.43% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[5,6]	3,000,000	2,963,149
Cereberus ICQ Levered LLC
2015-1A, 5.49% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 11/06/25[5,6]	2,250,000	2,249,771
2015-1A, 4.49% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 11/06/25[5,6]	469,396	469,467

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 13.0% (continued)
Ocean Trails CLO IV
2017-4A, 4.42% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 08/13/25[5,6]	2,500,000	$2,502,371
PFP Ltd.
2017-3, 3.51% (1 Month USD LIBOR + 1.05%) due 01/14/35[5,6]	2,067,899	2,055,293
NewStar Clarendon Fund CLO LLC
2015-1A, 5.84% (3 Month USD LIBOR + 3.35%, Rate Floor: 0.00%) due 01/25/27[5,6]	2,000,000	1,981,314
Ivy Hill Middle Market Credit Fund IX Ltd.
2017-9A, 4.19% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/18/30[5,6]	1,000,000	942,149
2017-9A, 4.79% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 01/18/30[5,6]	1,000,000	929,680
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[6,11]	3,700,000	1,780,377
Catamaran CLO Ltd.
2016-2A, 4.49% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 10/18/26[5,6]	1,750,000	1,750,151
Dryden XXV Senior Loan Fund
2017-25A, 3.79% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[5,6]	766,703	751,369
Babson CLO Ltd.
2014-IA, due 07/20/25[6,11]	1,300,000	433,199
2012-2A, due 05/15/23[6,11]	4,750,000	251,541
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[6,11]	1,200,000	682,860
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[6,11]	461,538	330,653

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Collateralized Loan Obligations - 13.0% (continued)
Copper River CLO Ltd.
2007-1A, due 01/20/21[10,11]	1,500,000	$125,013
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[6,11]	4,300,000	34,761
Total Collateralized Loan Obligations		1,442,112,506
Transport-Aircraft - 3.3%
AASET US Ltd.
2018-2A, 4.45% due 11/16/38[6]	55,861,875	56,429,968
2018-2A, 5.43% due 11/16/38[6]	9,931,000	10,133,355
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[6]	34,955,875	35,507,049
2017-1, 3.97% due 07/15/42	17,783,452	17,746,106
2015-1A, 4.70% due 12/15/40[6,8]	9,348,661	9,457,110
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[6]	47,475,614	47,566,653
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	32,867,870	33,348,902
2016-1A, 4.88% due 03/17/36[6,8]	10,613,952	10,827,330
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	39,375,243	39,426,959
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[6]	29,457,135	29,767,996
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[6]	19,894,663	20,025,396
2015-1A, 5.07% due 02/15/40[6]	1,652,880	1,651,459
Raspro Trust
2005-1A, 3.39% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,6]	16,276,887	15,544,427
AASET Trust
2017-1A, 3.97% due 05/16/42[6]	15,422,665	15,396,136
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	11,264,787	11,298,131
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[6]	4,631,691	4,629,847
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	2,944,285	2,799,211
Rise Ltd.
2014-1A, 4.75% due 02/12/39	2,843,969	2,787,089
Eagle I Ltd.
2014-1A, 4.31% due 12/15/39[6]	2,221,984	2,230,029
Stripes Aircraft Ltd.
2013-1 A1, 5.97% (1 Month USD LIBOR + 3.50%) due 03/20/23†††,5	1,259,719	1,241,551
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[6]	930,528	921,860
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[6,8]	914,797	907,065
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[10]	768,441	742,497
Airplanes Pass Through Trust
2001-1A, 2.71% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[5,10]	409,604	10,163
Total Transport-Aircraft		370,396,289
Transport-Container - 1.1%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[6]	43,859,526	43,519,895
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[6]	27,293,395	27,613,350
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[6]	21,129,167	21,228,269
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[6]	14,756,175	14,726,463
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[6]	6,868,333	6,805,543
CLI Funding V LLC
2013-1A, 2.83% due 03/18/28[6]	3,243,917	3,188,595

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Transport-Container - 1.1% (continued)
2013-2A, 3.22% due 06/18/28[6]	1,050,215	$1,040,429
Total Transport-Container		118,122,544
Net Lease - 1.1%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[6]	53,444,167	53,454,134
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[6]	29,981,184	29,631,861
2016-1A, 4.32% due 10/20/46[6]	11,060,879	10,932,340
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[6]	7,803,268	7,882,308
2015-1A, 3.75% due 04/20/45[6]	1,472,500	1,456,279
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/41[6]	4,778,230	4,929,433
2014-4A, 4.63% due 01/20/45[6]	4,025,948	4,058,539
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[6]	4,500,000	4,485,587
STORE Master Funding LLC
2013-3A, 4.24% due 11/20/43[6]	1,008,420	1,009,998
Total Net Lease		117,840,479
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[6]	55,600,000	53,798,515
2016-3A, 3.85% due 10/28/33[6]	7,500,000	7,377,183
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[6]	15,640,425	15,518,273
Putnam Structured Product Funding Ltd.
2003-1A, 3.46% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[5,6]	14,475,751	14,339,694
Anchorage Credit Funding 1 Ltd.
2015-1A, 4.30% due 07/28/30[6]	3,000,000	2,998,129
Highland Park CDO I Ltd.
2006-1A, 3.09% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[5,10]	1,645,237	1,604,591
N-Star REL CDO VIII Ltd.
2006-8A, 2.71% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[5,6]	813,778	809,261
Total Collateralized Debt Obligations		96,445,646
Whole Business - 0.4%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	20,885,652	21,468,153
Domino's Pizza Master Issuer LLC
2017-1A, 3.74% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[5,6]	16,985,000	16,969,034
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[6]	3,750,532	3,805,328
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[6]	1,853,277	1,853,229
Drug Royalty III Limited Partnership 1
2017-1A, 3.60% due 04/15/27[6]	1,821,290	1,805,641
Total Whole Business		45,901,385
Infrastructure - 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[10]	22,835,250	22,960,632
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[6]	10,362,917	10,383,652
Total Infrastructure		33,344,284
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	21,400,000	21,363,762
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[6]	486,310	481,960

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.3% (continued)
Diversified Payment Rights - 0.2% (continued)
CIC Receivables Master Trust
4.89% due 10/07/21	289,205	$292,097
Total Diversified Payment Rights		22,137,819
Transport-Rail - 0.0%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[6]	5,405,918	5,360,616
Financial - 0.0%
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[6]	4,000,000	3,870,880
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[6]	3,868,750	3,867,527
Total Asset-Backed Securities
(Cost $2,270,889,174)		2,259,399,975

FOREIGN GOVERNMENT DEBT†† - 19.9%
Government of Japan
due 02/25/19[12]	JPY 15,434,000,000	140,840,988
due 01/10/19[12]	JPY 13,947,400,000	127,248,361
due 01/28/19[12]	JPY 6,383,700,000	58,246,297
due 02/04/19[12]	JPY 6,078,000,000	55,458,908
due 02/12/19[12]	JPY 5,604,000,000	51,135,670
due 03/11/19[12]	JPY 3,186,100,000	29,076,149
due 02/20/19[12]	JPY 1,000,000,000	9,125,171
due 01/21/19[12]	JPY 900,000,000	8,211,488
due 01/09/19[12]	JPY 100,000,000	912,341
State of Israel
2.25% due 05/31/19	ILS 532,400,000	145,499,293
6.00% due 02/28/19	ILS 460,130,000	130,515,513
5.00% due 01/31/20	ILS 185,800,000	54,383,157
Kingdom of Spain
due 01/18/19[12]	EUR 168,420,000	193,032,054
due 02/15/19[12]	EUR 71,311,000	82,039,927
Republic of Portugal
due 01/18/19[12]	EUR 155,227,000	177,906,826
due 03/22/19[12]	EUR 53,650,000	61,542,396
Federative Republic of Brazil
due 04/01/19[12]	BRL 860,930,000	219,258,272
United Mexican States
due 03/28/19[12]	MXN 1,000,000,000	49,894,142
due 03/14/19[12]	MXN 698,800,000	34,977,342
due 01/24/19[12]	MXN 660,980,000	33,479,618
due 02/21/19[12]	MXN 500,000,000	25,163,342
due 01/17/19[12]	MXN 477,250,000	24,194,527
due 02/07/19[12]	MXN 343,010,000	17,318,138
due 05/23/19[12]	MXN 175,780,000	8,655,884
Republic of France
due 01/04/19[12]	EUR 61,970,000	71,009,511
due 01/16/19[12]	EUR 47,110,000	53,994,635

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 19.9% (continued)
due 01/30/19[12]	EUR 20,150,000	$23,101,085
Kingdom of Denmark
due 03/01/19[12]	DKK 866,600,000	133,122,753
Government of United Kingdom
due 01/21/19[12]	GBP 50,700,000	64,611,039
due 01/28/19[12]	GBP 33,000,000	42,048,885
due 01/07/19[12]	GBP 1,600,000	2,039,554
Kingdom of Sweden
4.25% due 03/12/19	SEK 333,800,000	38,018,278
Czech Republic
5.00% due 04/11/19	CZK 500,000,000	22,493,138
Republic of Hungary
due 02/27/19[12]	HUF 4,713,290,000	16,829,024
Total Foreign Government Debt
(Cost $2,181,737,316)		2,205,383,706

U.S. GOVERNMENT SECURITIES†† - 15.0%
U.S. Treasury Bonds
due 11/15/46[12,13]	1,297,398,000	554,126,717
due 08/15/48[12,13]	938,953,000	380,079,977
3.38% due 05/15/44	207,964,000	221,497,906
due 11/15/44[12,13]	250,660,400	114,074,896
due 05/15/48[12,13]	135,131,000	55,017,215
8.13% due 08/15/21	9,900,000	11,304,176
8.75% due 08/15/20	6,500,000	7,131,465
8.75% due 05/15/20	6,030,000	6,527,711
8.00% due 11/15/21	5,600,000	6,446,781
7.88% due 02/15/21	5,500,000	6,105,430
4.38% due 05/15/40	4,450,000	5,462,723
2.88% due 08/15/45	4,600,000	4,480,328
2.75% due 11/15/42	2,580,000	2,466,823
U.S. Treasury Bills
2.23% due 01/22/19[16]	70,000,000	69,910,555
2.32% due 02/14/19[16]	50,000,000	49,856,966
2.32% due 01/15/19[16]	33,000,000	32,972,904
2.27% due 01/24/19[16]	25,000,000	24,965,129
2.36% due 01/29/19[16]	25,000,000	24,954,672
2.24% due 01/17/19[16]	20,000,000	19,980,958
2.29% due 01/22/19[16]	20,000,000	19,974,444
2.31% due 02/07/19[16]	20,000,000	19,952,725
U.S. Treasury Notes
2.00% due 04/30/24	18,800,000	18,303,562
3.13% due 05/15/19	2,500,000	2,505,566
2.25% due 08/15/27	1,740,000	1,683,926
Total U.S. Government Securities
(Cost $1,652,772,941)		1,659,783,555

FEDERAL AGENCY BONDS†† - 4.6%
Fannie Mae Principal Strips[14]
due 01/15/30[12,13]	91,565,000	64,130,542
due 05/15/30[12,13]	86,472,000	59,854,661
due 05/15/29[12,13]	37,600,000	26,964,538
due 11/15/30[12,13]	37,570,000	25,477,101
due 07/15/37[12,13]	38,100,000	19,662,884
due 08/06/38[12,13]	2,250,000	1,110,038
Freddie Mac Principal Strips[14]
due 03/15/31[12,13]	81,957,000	54,736,958
due 07/15/32[12,13]	50,850,000	32,428,488
Residual Funding Corporation Principal
due 04/15/30[12,13]	98,239,000	68,664,129
due 01/15/30[12,13]	22,264,000	15,697,054
Tennessee Valley Authority
4.25% due 09/15/65	32,550,000	37,034,283
5.38% due 04/01/56	8,360,000	11,405,974
due 09/15/53[7,12]	1,612,000	445,004
due 09/15/55[7,12]	1,612,000	413,382
due 09/15/56[7,12]	1,612,000	398,488
due 03/15/57[7,12]	1,612,000	390,784
due 09/15/57[7,12]	1,612,000	383,991
due 09/15/58[7,12]	1,612,000	369,759
due 03/15/59[7,12]	1,612,000	363,229
due 09/15/59[7,12]	1,612,000	356,248
due 09/15/60[7,12]	1,612,000	343,275
due 09/15/54[7,12]	1,020,000	271,542
due 03/15/61[7,12]	1,020,000	213,130
due 09/15/61[7,12]	1,020,000	209,320
due 09/15/62[7,12]	1,020,000	201,739
due 03/15/63[7,12]	1,020,000	198,172
due 09/15/63[7,12]	1,020,000	194,329
due 09/15/64[7,12]	1,020,000	187,217
due 03/15/65[7,12]	1,020,000	183,949
due 09/15/65[7,12]	1,020,000	180,485
Freddie Mac[14]
due 12/14/29[12]	50,220,000	35,107,514
due 01/02/34[12]	18,000,000	10,699,001
1.25% due 10/02/19	2,500,000	2,474,168
Freddie Mac Coupon Strips[14]
due 03/15/30[7,12]	12,050,000	8,360,508

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 4.6% (continued)
due 07/15/30[7,12]	8,600,000	$5,902,940
due 01/15/31[7,12]	7,750,000	5,212,785
due 09/15/30[7,12]	2,906,000	1,982,545
due 03/15/31[7,12]	2,500,000	1,672,335
due 07/15/31[7,12]	1,800,000	1,190,929
due 01/15/30[7,12]	1,050,000	732,819
Fannie Mae Interest Strips[14]
due 01/15/32[7,12]	9,413,000	6,102,615
due 01/15/30[7,12]	5,900,000	4,128,183
due 07/15/32[7,12]	3,963,000	2,524,274
due 01/15/35[7,12]	2,250,000	1,281,002
due 02/06/33[7,12]	1,456,000	907,831
due 01/15/33[7,12]	1,450,000	906,002
Total Federal Agency Bonds
(Cost $513,594,522)		511,656,144

CORPORATE BONDS†† - 2.6%
Financial - 2.2%
Station Place Securitization Trust
3.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 03/24/19[5,6]	68,500,000	68,500,000
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 06/24/19[5,6]	41,650,000	41,650,000
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[5]	23,000,000	23,000,000
Assurant, Inc.
4.07% (3 Month USD LIBOR + 1.25%) due 03/26/21[5]	27,620,000	27,610,190
6.75% due 02/15/34	1,450,000	1,638,215
American Equity Investment Life Holding Co.
5.00% due 06/15/27	22,855,000	22,282,587
Central Storage Safety Project Trust
4.82% due 02/01/38[10]	20,500,000	20,778,107
Hospitality Properties Trust
5.25% due 02/15/26	8,099,000	8,183,146
Atlas Mara Ltd.
8.00% due 12/31/20	6,600,000	5,817,194
Fort Benning Family Communities LLC
2.81% (1 Month USD LIBOR + 0.35%) due 01/15/36[5,10]	6,000,000	5,052,075
Navigators Group, Inc.
5.75% due 10/15/23	4,050,000	4,234,221
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[10]	1,935,973	1,969,219
2.80% (1 Month USD LIBOR + 0.34%) due 02/15/52[5,10]	1,735,384	1,255,630
Welltower, Inc.
6.50% due 03/15/41	1,470,000	1,716,737
EPR Properties
4.50% due 06/01/27	1,700,000	1,638,505
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,135,000	1,513,456
Lexington Realty Trust
4.25% due 06/15/23	1,300,000	1,284,742
Senior Housing Properties Trust
4.75% due 02/15/28	1,260,000	1,188,735
Univest Financial Corp.
5.10% due 03/30/25[15]	1,000,000	1,002,256
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[6]	790,309	795,774
Pacific Beacon LLC
5.51% due 07/15/36[10]	500,000	552,683
Total Financial		241,663,472
Industrial - 0.2%
Yamana Gold, Inc.
4.95% due 07/15/24	18,972,000	18,559,366
Agnico-Eagle Mines Ltd.
4.84% due 06/30/26†††	6,000,000	6,017,997
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[10]	2,256,774	2,046,601

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 2.6% (continued)
Industrial - 0.2% (continued)
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.94% (3 Month USD LIBOR + 3.50%) due 07/15/21[5,6]	608,000	$605,720
Total Industrial		27,229,684
Consumer, Non-cyclical - 0.1%
Cardinal Health, Inc.
4.50% due 11/15/44	2,020,000	1,711,971
Verisk Analytics, Inc.
5.50% due 06/15/45	1,670,000	1,690,450
AmerisourceBergen Corp.
4.25% due 03/01/45	1,950,000	1,671,604
Philip Morris International, Inc.
6.38% due 05/16/38	1,430,000	1,656,927
Total Consumer, Non-cyclical		6,730,952
Consumer, Cyclical - 0.1%
Walgreens Boots Alliance, Inc.
4.80% due 11/18/44	1,830,000	1,666,167
HP Communities LLC
5.86% due 09/15/53[10]	1,420,000	1,630,475
Hasbro, Inc.
6.35% due 03/15/40	1,500,000	1,558,039
Northern Group Housing LLC
6.80% due 08/15/53[6]	1,037,000	1,268,217
Total Consumer, Cyclical		6,122,898
Communications - 0.0%
Omnicom Group Incorporated / Omnicom Capital Inc
3.65% due 11/01/24	1,800,000	1,743,418
Interpublic Group of Companies, Inc.
5.40% due 10/01/48	1,770,000	1,676,194
Juniper Networks, Inc.
5.95% due 03/15/41	1,690,000	1,674,662
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	327,154
Total Communications		5,421,428
Utilities - 0.0%
Virginia Electric & Power Co.
8.88% due 11/15/38	1,100,000	1,659,663

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 2.6% (continued)
Utilities - 0.0% (continued)
Exelon Generation Company LLC
6.25% due 10/01/39	670,000	$698,708
Total Utilities		2,358,371
Technology - 0.0%
Citrix Systems, Inc.
4.50% due 12/01/27	1,700,000	1,624,878
Basic Materials - 0.0%
Eldorado Gold Corp.
6.13% due 12/15/20[6]	755,000	687,050
Total Corporate Bonds
(Cost $293,252,614)		291,838,733

FEDERAL AGENCY DISCOUNT NOTES†† - 1.8%
Federal Home Loan Bank[17]
2.20% due 01/09/19[16]	50,000,000	49,975,556
2.38% due 01/23/19[16]	50,000,000	49,927,278
2.38% due 01/18/19[16]	40,000,000	39,955,044
1.69% due 01/10/19[16]	35,000,000	34,980,750
2.34% due 01/11/19[16]	30,000,000	29,980,500
Total Federal Agency Discount Notes
(Cost $204,819,128)		204,819,128

SENIOR FLOATING RATE INTERESTS††,5 - 0.8%
Technology - 0.4%
Misys Ltd.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	28,883,764	26,841,393
Epicor Software
5.78% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/01/22	20,569,704	19,618,355
Aspect Software, Inc.
13.52% (3 Month USD LIBOR + 11.00%, Rate Floor: 12.00%) due 05/25/20[2]	14,635	12,147
Total Technology		46,471,895
Consumer, Non-cyclical - 0.2%
Diamond (BC) B.V.
5.53% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	7,227,000	6,648,840
Albertson's LLC
5.82% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 12/21/22	2,714,704	2,601,202
DJO Finance LLC
5.71% ((3 Month USD LIBOR + 3.25%) and (1 Month USD LIBOR + 3.25%), Rate Floor: 4.25%) due 06/08/20	2,324,734	2,291,025
Packaging Coordinators Midco, Inc.
6.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	2,312,072	2,274,501
Hearthside Group Holdings LLC
6.21% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	2,338,250	2,237,705
JBS USA Lux SA
5.26% ((3 Month USD LIBOR + 2.50%) and (1 Month USD LIBOR + 2.50%), Rate Floor: 3.25%) due 10/30/22	1,557,139	1,494,853
Davis Vision
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/02/24	654,530	618,858
Total Consumer, Non-cyclical		18,166,984
Industrial - 0.1%
Hayward Industries, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	5,184,375	4,974,823

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 0.8% (continued)
Industrial - 0.1% (continued)
VC GB Holdings, Inc.
5.52% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24	2,286,412	$2,149,227
Hillman Group, Inc.
6.80% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	997,500	945,131
Engineered Machinery Holdings, Inc.
6.05% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/19/24	586,271	565,019
CHI Overhead Doors, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/29/22	489,662	472,524
Wencor Group
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/19/21	287,606	269,631
USIC Holding, Inc.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/08/23	156,864	148,628
Thermasys Corp.
8.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 1.25%) due 05/03/19	87,500	63,000
12.40% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 11/11/18†††,1	7,112	7,005
Total Industrial		9,594,988
Consumer, Cyclical - 0.1%
Leslie's Poolmart, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	4,125,735	3,927,205
Acosta, Inc.
5.99% ((1 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%), Rate Floor: 4.25%) due 09/26/19	831,111	500,554
4.67% ((1 Month USD LIBOR + 3.25%) and 3 Month USD LIBOR + 3.25%), Rate Floor: 3.25%) due 09/26/19	488,889	294,443
Total Consumer, Cyclical		4,722,202
Basic Materials - 0.0%
Road Infrastructure Investment
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/23	4,350,242	4,284,989
Communications - 0.0%
Internet Brands, Inc.
6.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	3,437,248	3,252,496
Financial - 0.0%
USI, Inc.
5.80% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	2,023,299	1,904,430
Total Senior Floating Rate Interests
(Cost $93,724,158)		88,397,984

MUNICIPAL BONDS†† - 0.6%
California - 0.4%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/45[12]	8,565,000	3,024,558
due 08/01/39[12]	4,000,000	1,833,320
due 08/01/40[12]	2,500,000	1,097,400
due 08/01/38[12]	2,000,000	994,620
due 08/01/41[12]	2,000,000	838,440
due 08/01/43[12]	1,900,000	730,512
Poway Unified School District General Obligation Unlimited
due 08/01/40[12]	10,000,000	4,254,600
due 08/01/38[12]	8,460,000	3,963,933
San Diego Unified School District General Obligation Unlimited
due 07/01/39[12]	7,150,000	3,305,659
due 07/01/46[12]	2,200,000	758,670
due 07/01/43[12]	1,350,000	527,945

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.6% (continued)
California - 0.4% (continued)
Cypress School District General Obligation Unlimited
due 08/01/48[12]	14,450,000	$3,864,074
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/34[12]	5,295,000	3,103,029
Placentia-Yorba Linda Unified School District General Obligation Unlimited
due 08/01/41[12]	5,325,000	2,187,244
San Bernardino Community College District General Obligation Unlimited
due 08/01/44[12]	4,750,000	1,654,900
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/41[12]	4,125,000	1,551,165
Antelope Valley Community College District General Obligation Unlimited
due 08/01/36[12]	2,800,000	1,383,704
Upland Unified School District General Obligation Unlimited
due 08/01/50[12]	5,040,000	1,344,571
San Marcos Unified School District General Obligation Unlimited
due 08/01/47[12]	3,600,000	1,143,396
Wiseburn School District General Obligation Unlimited
due 08/01/34[12]	900,000	507,798
Santa Ana Unified School District General Obligation Unlimited
due 08/01/35[12]	700,000	384,307
Total California		38,453,845
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,350,000	5,806,088
6.63% due 02/01/35	1,820,000	2,116,678

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.6% (continued)
Illinois - 0.1% (continued)
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	$5,288,175
Total Illinois		13,210,941
Texas - 0.1%
Wylie Independent School District General Obligation Unlimited
due 08/15/46[12]	10,000,000	3,277,700
due 08/15/43[12]	4,000,000	1,498,200
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[12]	2,850,000	853,974
due 11/15/41[12]	1,500,000	552,645
Total Texas		6,182,519
Oregon - 0.0%
Washington & Multnomah Counties School District No. 48J Beaverton General Obligation Unlimited
due 06/15/33[12]	3,850,000	2,215,444
Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[12]	4,100,000	1,603,674
Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[12]	995,000	398,836
due 01/01/37[12]	570,000	276,547
Total Pennsylvania		675,383
Total Municipal Bonds
(Cost $61,185,063)		62,341,806

COMMERCIAL PAPER†† - 1.5%
Anthem, Inc.
2.90% due 01/02/19[6,16]	20,000,000	19,998,389
2.68% due 01/02/19[6,16]	18,000,000	17,998,550
FedEx Corp.
3.00% due 01/07/19[16]	25,000,000	24,987,500
American Water Capital Corp.
2.85% due 01/16/19[16]	25,000,000	24,970,312
Walmart, Inc.
2.47% due 01/14/19[16]	20,000,000	19,982,161
2.50% due 01/28/19[16]	2,000,000	1,996,250
Ryder System, Inc.
2.72% due 01/08/19[16]	20,000,000	19,989,033
Vodafone Group plc
2.78% due 01/07/19[16]	15,000,000	14,992,825
2.87% due 01/07/19[16]	4,000,000	3,998,087
Walgreens Boots Alliance, Inc.
2.90% due 01/09/19[16]	16,000,000	15,989,689
Rogers Communications, Inc.
2.85% due 01/02/19[16]	3,425,000	3,424,729
E.I. du Pont de Nemours & Co.
2.96% due 02/04/19[16]	500,000	498,602
Total Commercial Paper
(Cost $168,826,127)		168,826,127

REPURCHASE AGREEMENTS††,9 - 1.0%
BNP Paribas issued 12/28/18 at 2.76% due 02/01/19	66,673,481	66,673,481
Deutsche Bank issued 10/26/18 at 2.86% due 01/28/19	45,841,000	45,841,000
Total Repurchase Agreements
(Cost $112,514,481)		112,514,481

	Contracts
OTC OPTIONS PURCHASED†† - 0.0%
Call options on:
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $54 (Notional Value $230,278,230)	58,955	29,477
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000 (Notional Value $321,879,540)	1,284	6,420
Total OTC Options Purchased
(Cost $6,829,735)		35,897
Total Investments - 98.5%
(Cost $10,985,567,250)		$10,941,056,488
Other Assets & Liabilities, net - 1.5%		170,101,005
Total Net Assets - 100.0%		$11,111,157,493

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	1,376	Mar 2019	$221,665,000	$(3,378,593)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Merrill Lynch	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$1,801,020,000	$(10,125,136)	$(21,127,641)	$11,002,505

OTC CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Goldman Sachs International	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$241,590,000	$2,638,591	$(404,792)	$3,043,382
Morgan Stanley Capital Services LLC	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	106,080,000	1,158,580	(23,433)	1,182,014
						$3,797,171	$(428,225)	$4,225,396

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	$15,573,000	$(15,988)	$322	$(16,310)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	24,186,000	(27,705)	339	(28,044)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.92%	Quarterly	01/31/20	14,106,000	(28,518)	309	(28,827)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	266,000,000	(7,249,189)	(51,214)	(7,197,975)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	596,000,000	(9,030,765)	144,807	(9,175,572)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	429,000,000	(15,708,860)	87,413	(15,796,273)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	786,520,000	(37,790,548)	(1,763,993)	(36,026,555)
								$(69,851,573)	$(1,582,017)	$(68,269,556)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation
Goldman Sachs	173,510,000	BRL	01/02/19	$46,300,200	$44,865,927	$1,434,273
JPMorgan Chase & Co.	139,284,000	ILS	02/28/19	38,706,127	37,456,627	1,249,500
Barclays	236,698,000	ILS	02/28/19	64,843,437	63,653,462	1,189,975
Citigroup	647,630,000	BRL	04/01/19	167,289,135	166,479,059	810,076
Barclays	50,700,000	GBP	01/22/19	65,346,469	64,700,164	646,305
Citigroup	83,880,000	EUR	01/18/19	96,849,984	96,244,597	605,387
Morgan Stanley	69,970,600	ILS	02/28/19	19,353,359	18,816,681	536,678
Goldman Sachs	114,645,000	EUR	01/18/19	131,946,621	131,544,611	402,010
Citigroup	28,200,000	BRL	01/02/19	7,509,987	7,291,909	218,078
JPMorgan Chase & Co.	33,000,000	GBP	01/28/19	42,331,740	42,126,016	205,724
Citigroup	41,785,200	ILS	02/28/19	11,424,955	11,236,989	187,966
Goldman Sachs	195,090,000	ILS	01/31/20	53,865,793	53,699,777	166,016
Citigroup	123,000,000	DKK	03/01/19	18,988,661	18,972,320	16,341
BofA Merrill Lynch	20,150,000	EUR	01/30/19	23,149,730	23,145,084	4,646

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	1,600,000	GBP	01/07/19	2,044,162	2,040,186	3,976
Goldman Sachs	9,290,000	ILS	01/31/19	2,495,068	2,492,983	2,085
Citigroup	770,614	CZK	01/17/19	33,839	34,408	(569)
Goldman Sachs	1,000,000,000	JPY	02/20/19	9,147,867	9,158,255	(10,388)
Morgan Stanley	100,000,000	JPY	01/10/19	900,840	912,861	(12,021)
Morgan Stanley	100,000,000	JPY	01/09/19	900,624	912,785	(12,161)
JPMorgan Chase & Co.	20,490,000	EUR	01/18/19	23,492,215	23,510,393	(18,178)
Morgan Stanley	56,672,000	EUR	01/18/19	65,007,436	65,025,916	(18,480)
Barclays	27,890,000	EUR	02/15/19	32,054,953	32,076,905	(21,952)
BofA Merrill Lynch	2,559,000,000	JPY	02/12/19	23,399,567	23,422,295	(22,728)
Goldman Sachs	40,000,000	MXN	01/17/19	2,004,543	2,031,202	(26,659)
BofA Merrill Lynch	2,077,750,000	HUF	02/27/19	7,425,309	7,454,229	(28,920)
Barclays	21,240,000	EUR	01/04/19	24,306,844	24,340,440	(33,596)
BofA Merrill Lynch	12,624,000	EUR	02/15/19	14,483,136	14,519,141	(36,005)
Goldman Sachs	544,379,000	ILS	05/31/19	147,407,716	147,464,243	(56,527)
Goldman Sachs	244,080,000	DKK	03/01/19	37,579,238	37,648,486	(69,248)
BofA Merrill Lynch	47,960,000	EUR	01/18/19	54,950,650	55,029,697	(79,047)
Citigroup	393,700,000	JPY	01/28/19	3,519,094	3,599,362	(80,268)
Goldman Sachs	900,000,000	JPY	01/22/19	8,113,210	8,224,024	(110,814)
JPMorgan Chase & Co.	2,635,540,000	HUF	02/27/19	9,339,993	9,455,382	(115,389)
Barclays	211,800,000	MXN	01/24/19	10,610,531	10,743,238	(132,707)
Barclays	201,520,000	DKK	03/01/19	30,929,022	31,083,755	(154,733)
JPMorgan Chase & Co.	298,000,000	DKK	03/01/19	45,805,482	45,965,458	(159,976)
Goldman Sachs	2,615,400,000	JPY	01/10/19	23,703,965	23,874,980	(171,015)
JPMorgan Chase & Co.	175,780,000	MXN	05/23/19	8,571,916	8,749,036	(177,120)
Goldman Sachs	53,650,000	EUR	03/22/19	61,694,724	61,886,993	(192,269)
BofA Merrill Lynch	40,730,000	EUR	01/04/19	46,409,451	46,675,429	(265,978)
JPMorgan Chase & Co.	47,110,000	EUR	01/16/19	53,767,350	54,044,733	(277,383)
Citigroup	343,010,000	MXN	02/07/19	17,067,406	17,361,798	(294,392)
JPMorgan Chase & Co.	30,797,000	EUR	02/15/19	35,119,944	35,420,310	(300,366)
BofA Merrill Lynch	525,000,000	CZK	04/11/19	23,189,046	23,516,519	(327,473)
Goldman Sachs	3,186,100,000	JPY	03/11/19	28,862,834	29,224,432	(361,598)
JPMorgan Chase & Co.	347,986,500	SEK	03/12/19	38,882,255	39,488,317	(606,062)
Goldman Sachs	213,300,000	BRL	04/01/19	54,190,696	54,830,664	(639,968)
Goldman Sachs	3,045,000,000	JPY	02/12/19	27,126,103	27,870,608	(744,505)
Citigroup	449,180,000	MXN	01/24/19	22,011,398	22,783,983	(772,585)
JPMorgan Chase & Co.	437,250,000	MXN	01/17/19	21,428,487	22,203,581	(775,094)
JPMorgan Chase & Co.	698,800,000	MXN	03/14/19	34,336,535	35,190,556	(854,021)
Citigroup	500,000,000	MXN	02/21/19	24,375,041	25,259,317	(884,276)
Citigroup	3,410,000,000	JPY	02/25/19	30,346,313	31,241,043	(894,730)
Morgan Stanley	5,990,000,000	JPY	01/28/19	53,654,604	54,762,964	(1,108,360)
JPMorgan Chase & Co.	1,000,000,000	MXN	03/28/19	49,002,793	50,241,549	(1,238,756)
Goldman Sachs	6,078,000,000	JPY	02/04/19	54,144,003	55,598,888	(1,454,885)
Citigroup	11,232,000,000	JPY	01/10/19	100,845,316	102,532,604	(1,687,288)
Morgan Stanley	12,024,000,000	JPY	02/25/19	107,465,088	110,159,031	(2,693,943)
						$(10,243,397)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation
Goldman Sachs	201,710,000	BRL	01/02/19	$51,656,307	$52,157,836	$501,529

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $21,370,767, (cost $21,407,005) or 0.2% of total net assets.
[2]	Affiliated issuer.
[3]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[4]	Rate indicated is the 7-day yield as of December 31, 2018.
[5]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,880,466,587 (cost $2,911,115,285), or 25.9% of total net assets.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[7]	Security is an interest-only strip.
[8]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2018. See table below for additional step information for each security.
[9]	Repurchase Agreements — See the repurchase agreements table below for additional information on repurchase agreements.
[10]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $107,433,602 (cost $109,947,578), or 1.0% of total net assets — See Note 6.
[11]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[12]	Zero coupon rate security.
[13]	Security is a principal-only strip.
[14]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[15]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[16]	Rate indicated is the effective yield at the time of purchase.
[17]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

BofA — Bank of America

BRL — Brazilian Real

CDX.NA.IG.31 Index — Credit Default Swap North American Investment Grade Series 31 Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SEK — Swedish Krona

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$2,022	$—	$—	*	$2,022
Preferred Stocks	—	817,513	—		817,513
Warrants	—	—	—	*	—
Mutual Funds	147,308,528	—	—		147,308,528
Money Market Fund	299,885,754	—	—		299,885,754
Collateralized Mortgage Obligations	—	2,928,045,135	—		2,928,045,135
Asset-Backed Securities	—	2,236,794,662	22,605,313		2,259,399,975
Foreign Government Debt	—	2,205,383,706	—		2,205,383,706
U.S. Government Securities	—	1,659,783,555	—		1,659,783,555
Federal Agency Bonds	—	511,656,144	—		511,656,144
Corporate Bonds	—	285,820,736	6,017,997		291,838,733
Federal Agency Discount Notes	—	204,819,128	—		204,819,128
Senior Floating Rate Interests	—	88,390,979	7,005		88,397,984
Municipal Bonds	—	62,341,806	—		62,341,806
Commercial Paper	—	168,826,127	—		168,826,127
Repurchase Agreements	—	112,514,481	—		112,514,481
Options Purchased	—	35,897	—		35,897
Centrally Cleared Credit Default Swap Agreements**	—	11,002,505	—		11,002,505
OTC Credit Default Swap Agreements**	—	4,225,396	—		4,225,396
Forward Foreign Currency Exchange Contracts**	—	8,180,565	—		8,180,565
Total Assets	$447,196,304	$10,488,638,335	$28,630,315		$10,964,464,954

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$3,378,593	$—	$—	$3,378,593
Forward Foreign Currency Exchange Contracts**	—	17,922,433	—	17,922,433
Interest Rate Swap Agreements**	—	68,269,556	—	68,269,556
Unfunded Loan Commitments (Note 5)	—	350,002	—	350,002
Total Liabilities	$3,378,593	$86,541,991	$—	$89,920,584

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, the Fund had assets with a total value of $12,403,621 transfer out of Level 3 into Level 2 due to changes in the securities valuation methods based on availability of observable market inputs. There were no other securities that transferred between levels.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon rate at next step up date	Date of next rate change	Range of future rates	Range of future step up dates
Apollo Aviation Securitization Equity Trust 2016-1A, 4.88% due 03/17/36	6.88%	03/15/23	6.88%	03/15/23
Castlelake Aircraft Securitization Trust 2015-1A, 4.70% due 12/15/40	6.70%	11/30/22	6.70%	11/30/22
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4, 2.75% due 06/25/57	3.00%	06/25/19	3.25%	12/25/19
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-3, 2.75% due 07/25/56	3.00%	03/25/19	3.25%	09/25/19
Freddie Mac Seasoned Credit Risk Transfer Trust 2018-1, 2.25% due 05/25/57	2.50%	03/25/19	2.75% - 3.00%	09/25/19 - 03/25/20
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20	8.50%	09/15/20

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

At December 31, 2018, the repurchase agreements entered into by the Fund were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Morgan Stanley Capital Inc.
2.76%			3.53%
02/01/19	$66,673,481	$66,836,964	10/25/33	$56,315,000	$55,656,115

			HSI Asset Securitization Corp Trust
			2.70%
			01/25/37	49,500,000	38,570,400

			First Franklin Mortgage Loan Trust
			3.01%
			12/25/35	23,487,000	22,134,149

			Morgan Stanley Capital Inc.
			2.66%
			11/25/36	27,790,000	18,291,378
				$157,092,000	$134,652,042

Deutsche Bank			Great Wolf Trust
2.86%			6.68%
01/28/19	45,841,000	46,167,799	09/15/34	$43,733,000	$43,881,692

			Morgan Stanley Capital Inc.
			2.64%
			01/25/37	32,300,000	18,685,550

			COMM Mortgage Trust
			6.64%
			02/13/32	5,237,000	5,240,666
				$81,270,000	$67,807,908

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended December 31, 2018, in which the company is an "affiliated person", were as follows:

Security Name	Value 09/30/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18		Shares/Face Amount 12/31/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$105,685,870		$1,176,994	$(32,270,000)	$(686,692)	$(3,103,237)	$70,802,935		2,851,508	$1,167,392	$392
Guggenheim Strategy Fund II	25,435,578		227,029	–	–	(163,780)	25,498,827		1,027,350	210,227	13,648
Guggenheim Strategy Fund III	25,444,068		230,255	–	–	(214,884)	25,459,439		1,027,004	225,823	953
Guggenheim Ultra Short Duration Fund[1]	25,458,278		225,846	–	–	(136,797)	25,547,327		2,564,993	204,606	18,548
Senior Floating Rate Interests[2]
Aspect Software, Inc. 13.52% (3 Month USD LIBOR + 11.00%, Rate Floor: 12.00%) due 05/25/20	12,202		–	–	–	(55)	12,147		14,635	313	–
Common Stocks
Aspect Software, Inc.*,3	–	**	–	–	–	–	–	**	2	–	–
Warrants
Aspect Software, Inc.[3]	–	**	–	–	–	–	–	**	1,318	–	–
	$182,035,996		$1,860,124	$(32,270,000)	$(686,692)	$(3,618,753)	$147,320,675			$1,808,361	$33,541

*	Non-income producing security.
**	Security has a market value of $0.
[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security was fair valued by the Valuation Committee at December 31, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.

Guggenheim Ultra-Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management - Institutional Shares 2.20%[1]	757,407	$757,407
Total Money Market Fund
(Cost $757,407)		757,407

	Face Amount~
FOREIGN GOVERNMENT DEBT†† - 24.3%
Government of Japan
due 01/10/19[2]	JPY 505,300,000	4,610,077
due 02/25/19[2]	JPY 495,000,000	4,517,059
due 02/12/19[2]	JPY 200,500,000	1,829,533
due 02/04/19[2]	JPY 169,000,000	1,542,046
due 01/28/19[2]	JPY 134,000,000	1,222,646
due 03/11/19[2]	JPY 110,000,000	1,003,853
Republic of France
due 01/16/19[2]	EUR 4,210,000	4,825,248
due 01/30/19[2]	EUR 1,660,000	1,903,117
due 02/25/19[2]	EUR 1,220,000	1,399,189
due 01/23/19[2]	EUR 1,140,000	1,306,779
due 01/04/19[2]	EUR 530,000	607,311
State of Israel
2.25% due 05/31/19	ILS 20,700,000	5,657,091
6.00% due 02/28/19	ILS 11,720,000	3,324,369
5.00% due 01/31/20	ILS 5,500,000	1,609,835
Kingdom of Spain
due 01/18/19[2]	EUR 5,020,000	5,753,598
due 02/15/19[2]	EUR 2,458,000	2,827,812
Republic of Portugal
due 01/18/19[2]	EUR 4,285,000	4,911,071
due 03/22/19[2]	EUR 2,150,000	2,466,284
Federative Republic of Brazil
due 04/01/19[2]	BRL 26,620,000	6,779,477
United Mexican States
due 01/03/19[2]	MXN 4,670,000	2,375,071
due 03/14/19[2]	MXN 4,160,000	2,082,223
due 05/23/19[2]	MXN 1,448,000	713,035
due 01/24/19[2]	MXN 1,197,000	606,298
Government of United Kingdom
due 01/28/19[2]	GBP 2,570,000	3,274,716
due 02/25/19[2]	GBP 860,000	1,095,217
due 02/18/19[2]	GBP 300,000	382,104
Kingdom of Denmark
due 03/01/19[2]	DKK 27,010,000	4,149,141
Republic of Hungary
due 02/27/19[2]	HUF 898,390,000	3,207,744
Kingdom of Sweden
4.25% due 03/12/19	SEK 10,900,000	1,241,460
Total Foreign Government Debt
(Cost $76,381,412)		77,223,404

CORPORATE BONDS†† - 22.7%
Financial - 17.0%
Station Place Securitization Trust
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 06/24/19[3,4]	3,550,000	3,550,000
3.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 03/24/19[3,4]	1,250,000	1,250,000
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[4]	1,000,000	1,000,000
Lloyds Bank plc
3.08% (3 Month USD LIBOR + 0.49%) due 05/07/21[4]	2,600,000	2,573,790
HSBC Holdings plc
3.24% (3 Month USD LIBOR + 0.60%) due 05/18/21[4]	2,600,000	2,561,417
Citigroup, Inc.
3.20% (3 Month USD LIBOR + 0.79%) due 01/10/20[4]	2,300,000	2,303,058
4.18% (3 Month USD LIBOR + 1.38%) due 03/30/21[4]	250,000	251,676
BNZ International Funding Ltd.
3.35% (3 Month USD LIBOR + 0.70%) due 02/21/20[3,4]	2,550,000	2,554,407
UBS Group Funding Switzerland AG
4.22% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[3,4]	1,400,000	1,422,448
4.26% (3 Month USD LIBOR + 1.44%) due 09/24/20[3,4]	1,100,000	1,114,589
Sumitomo Mitsui Trust Bank Ltd.
3.35% (3 Month USD LIBOR + 0.91%) due 10/18/19[3,4]	2,375,000	2,384,673
3.24% (3 Month USD LIBOR + 0.44%) due 09/19/19[3,4]	150,000	150,061
Australia & New Zealand Banking Group Ltd.
3.48% (3 Month USD LIBOR + 0.66%) due 09/23/19[3,4]	2,225,000	2,231,814
3.73% (3 Month USD LIBOR + 0.99%) due 06/01/21[3,4]	300,000	302,157
Huntington National Bank
3.28% (3 Month USD LIBOR + 0.51%) due 03/10/20[4]	2,525,000	2,524,447
Citizens Bank North America/Providence RI
3.28% (3 Month USD LIBOR + 0.54%) due 03/02/20[4]	2,525,000	2,521,282
JPMorgan Chase & Co.
3.66% (3 Month USD LIBOR + 0.84%) due 03/22/19[4]	2,520,000	2,521,034

Guggenheim Ultra-Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
CORPORATE BONDS†† - 22.7% (continued)
Financial - 17.0% (continued)
Capital One Financial Corp.
2.97% (3 Month USD LIBOR + 0.45%) due 10/30/20[4]	$2,535,000	$2,516,936
Credit Agricole S.A.
3.74% (3 Month USD LIBOR + 0.97%) due 06/10/20[3,4]	2,495,000	2,507,799
Morgan Stanley
3.92% (3 Month USD LIBOR + 1.38%) due 02/01/19[4]	2,500,000	2,502,005
Goldman Sachs Group, Inc.
3.55% (3 Month USD LIBOR + 0.73%) due 12/27/20[4]	1,400,000	1,394,212
4.46% (3 Month USD LIBOR + 1.77%) due 02/25/21[4]	1,050,000	1,066,229
Svenska Handelsbanken AB
3.16% (3 Month USD LIBOR + 0.47%) due 05/24/21[4]	2,250,000	2,229,633
American Express Co.
3.17% (3 Month USD LIBOR + 0.53%) due 05/17/21[4]	2,150,000	2,140,322
AvalonBay Communities, Inc.
2.87% (3 Month USD LIBOR + 0.43%) due 01/15/21[4]	2,050,000	2,035,184
Synchrony Financial
3.81% (3 Month USD LIBOR + 1.23%) due 02/03/20[4]	1,800,000	1,798,638
Sumitomo Mitsui Financial Group, Inc.
4.45% (3 Month USD LIBOR + 1.68%) due 03/09/21[4]	1,350,000	1,375,993
Mitsubishi UFJ Financial Group, Inc.
4.62% (3 Month USD LIBOR + 1.88%) due 03/01/21[4]	1,234,000	1,264,004
Assurant, Inc.
4.07% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	1,160,000	1,159,588
Santander UK plc
3.36% (3 Month USD LIBOR + 0.62%) due 06/01/21[4]	980,000	969,183
Total Financial		54,176,579
Consumer, Non-cyclical - 4.0%
Allergan Funding SCS
4.03% (3 Month USD LIBOR + 1.26%) due 03/12/20[4]	2,650,000	2,658,050
Express Scripts Holding Co.
3.46% (3 Month USD LIBOR + 0.75%) due 11/30/20[4]	2,530,000	2,530,033
General Mills, Inc.
2.98% (3 Month USD LIBOR + 0.54%) due 04/16/21[4]	2,450,000	2,411,996
CVS Health Corp.
3.40% (3 Month USD LIBOR + 0.63%) due 03/09/20[4]	1,150,000	1,147,912
3.49% (3 Month USD LIBOR + 0.72%) due 03/09/21[4]	1,050,000	1,041,535
Bayer US Finance II LLC
3.45% (3 Month USD LIBOR + 0.63%) due 06/25/21[3,4]	1,700,000	1,677,355
Zimmer Biomet Holdings, Inc.
3.55% (3 Month USD LIBOR + 0.75%) due 03/19/21[4]	1,400,000	1,386,890
Total Consumer, Non-cyclical		12,853,771
Communications - 0.9%
Deutsche Telekom International Finance BV
3.03% (3 Month USD LIBOR + 0.58%) due 01/17/20[3,4]	2,515,000	2,519,820
Discovery Communications LLC
3.50% (3 Month USD LIBOR + 0.71%) due 09/20/19[4]	300,000	299,748
Total Communications		2,819,568
Energy - 0.8%
Equities Corp.
3.17% (3 Month USD LIBOR + 0.77%) due 10/01/20[4]	2,200,000	2,143,189
Phillips 66
3.29% (3 Month USD LIBOR + 0.60%) due 02/26/21[4]	350,000	346,086
Total Energy		2,489,275
Total Corporate Bonds
(Cost $72,655,100)		72,339,193

ASSET-BACKED SECURITIES†† - 20.9%
Collateralized Loan Obligations - 20.5%
West CLO Ltd.
2017-1A, 3.36% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[3,4]	7,311,884	7,303,683
Seneca Park CLO Limited
2017-1A, 3.57% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[3,4]	5,712,162	5,698,088
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.30% (3 Month USD LIBOR + 0.68%, Rate Floor: 0.00%) due 02/17/26[3,4]	5,449,483	5,447,577
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.17% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,4]	4,227,000	4,173,527
Mountain View CLO Ltd.
2018-1A, 3.24% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,4]	3,600,000	3,588,868

Guggenheim Ultra-Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.9% (continued)
Collateralized Loan Obligations - 20.5% (continued)
OZLM XII Ltd.
2018-12A, 3.57% (3 Month USD LIBOR + 1.05%, Rate Floor: 0.00%) due 04/30/27[3,4]	$3,600,000	$3,573,039
Avery Point VI CLO Ltd.
2018-6A, 3.63% (3 Month USD LIBOR + 1.05%, Rate Floor: 0.00%) due 08/05/27[3,4]	3,600,000	3,572,251
Figueroa CLO Ltd.
2018-2A, 3.64% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 06/20/27[3,4]	3,550,000	3,534,980
Cent CLO 24 Ltd.
2018-24A, 3.51% (3 Month USD LIBOR + 1.07%, Rate Floor: 0.00%) due 10/15/26[3,4]	3,500,000	3,486,589
SCOF Ltd.
2018-2A, 3.62% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 07/15/28[3,4]	3,500,000	3,478,618
MP CLO VIII Ltd.
2018-2A, 3.42% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,4]	3,450,000	3,415,328
TICP CLO III-2 Ltd.
2018-3R, 3.31% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[3,4]	3,400,000	3,349,321
Mountain Hawk II CLO Ltd.
2018-2A, 4.07% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[3,4]	2,000,000	1,999,972
Palmer Square Loan Funding Ltd.
2018-4A, 3.15% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[3,4]	2,000,000	1,999,678
KVK CLO Ltd.
2017-1A, 3.34% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[3,4]	1,800,000	1,785,582
Garrison BSL CLO Ltd.
2018-1A, 3.32% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[3,4]	1,750,000	1,743,936
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.74% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	1,800,000	1,739,569
Midocean Credit CLO V
2018-5A, 4.05% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/19/28[3,4]	1,750,000	1,696,899
Oaktree CLO Ltd.
2017-1A, 3.82% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/20/27[3,4]	1,700,000	1,672,643
VMC Finance LLC
2018-FL1, 3.28% (1 Month USD LIBOR + 0.82%) due 03/15/35[3,4]	1,156,908	1,155,607
Marathon CLO V Ltd.
2017-5A, 3.52% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,4]	1,021,117	1,016,037
Total Collateralized Loan Obligations		65,431,792
Transport-Aircraft - 0.4%
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	1,202,094	1,209,994
Total Asset-Backed Securities
(Cost $67,084,887)		66,641,786

U.S. TREASURY BILLS†† - 11.1%
U.S. Treasury Bills
2.26% due 01/15/19[5]	6,500,000	6,494,663
2.23% due 01/22/19[5]	6,000,000	5,992,333
2.27% due 01/08/19[5]	5,500,000	5,497,940
2.31% due 02/07/19[5]	5,500,000	5,486,999
2.31% due 01/29/19[5]	5,000,000	4,990,934
2.26% due 01/31/19[5]	5,000,000	4,990,777
2.29% due 01/22/19[5]	2,000,000	1,997,445
Total U.S. Treasury Bills
(Cost $35,449,718)		35,451,091

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.5%
Residential Mortgage Backed Securities - 9.6%
CSMC Series
2014-7R, 2.46% (WAC) due 10/27/36[3,4]	4,324,688	4,307,180
2014-2R, 2.51% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[3,4]	3,913,412	3,759,389
2014-7R, 2.48% (WAC) due 12/27/37[3,4]	2,943,229	2,902,377

Guggenheim Ultra-Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.5% (continued)
Residential Mortgage Backed Securities - 9.6% (continued)
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[3,4]	$1,639,596	$1,615,370
2017-6, 2.75% (WAC) due 10/25/57[3,4]	1,483,324	1,448,821
2017-5, 2.92% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,4]	1,074,627	1,068,759
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[3,4]	3,539,030	3,499,070
Soundview Home Loan Trust
2006-OPT5, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	3,503,410	3,373,238
CIT Mortgage Loan Trust
2007-1, 3.86% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,4]	2,738,989	2,767,894
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,4]	2,224,111	2,210,329
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Ser
2005-R10, 2.94% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[4]	1,500,000	1,499,104
Banc of America Funding Trust
2015-R2, 2.77% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[3,4]	1,200,000	1,164,496
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[4]	672,017	667,241
Fannie Mae Connecticut Avenue Securities
2016-C02, 4.66% (1 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 09/25/28[4]	169,003	169,248
2016-C01, 4.46% (1 Month USD LIBOR + 1.95%, Rate Floor: 0.00%) due 08/25/28[4]	110,830	110,841
Total Residential Mortgage Backed Securities		30,563,357
Commercial Mortgage Backed Securities - 0.9%
Morgan Stanley Capital I Trust
2018-H3, 0.84% (WAC) due 07/15/51[4,6]	46,906,611	2,788,059
Total Collateralized Mortgage Obligations
(Cost $33,397,506)		33,351,416

Guggenheim Ultra-Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face Amount~	Value
COMMERCIAL PAPER†† - 9.0%
Walgreens Boots Alliance, Inc.
2.90% due 01/09/19[5]	$3,300,000	$3,297,873
E.I. du Pont de Nemours & Co.
2.94% due 02/11/19[5]	3,200,000	3,189,285
Nasdaq, Inc.
3.01% due 02/25/19[5]	3,100,000	3,086,320
Waste Management, Inc.
2.60% due 01/02/19[5]	3,000,000	2,999,779
Clorox Co.
2.85% due 01/07/19[5]	3,000,000	2,998,575
Keurig Dr Pepper, Inc.
2.87% due 01/14/19[5]	3,000,000	2,996,891
Fidelity National Information Services, Inc.
3.00% due 01/28/19[5]	2,400,000	2,394,600
Rogers Communications, Inc.
2.85% due 01/02/19[5]	2,000,000	1,999,842
Vodafone Group plc
2.78% due 01/07/19[5]	2,000,000	1,999,043
McDonald's Corp.
2.65% due 01/08/19[5]	2,000,000	1,998,911
National Grid USA
2.95% due 02/07/19[5]	1,625,000	1,620,073
Total Commercial Paper
(Cost $28,580,428)		28,581,192

REPURCHASE AGREEMENTS††,7 - 1.8%
Barclays issued 11/09/18 at 2.64% open maturity	2,394,408	2,394,408
BNP Paribas issued 10/30/18 at 2.76% due 02/01/19	2,098,204	2,098,204
Deutsche Bank issued 10/26/18 at 2.86% due 01/28/19	1,300,000	1,300,000
Total Repurchase Agreements
(Cost $5,792,612)		5,792,612
Total Investments - 100.5%
(Cost $320,099,070)		$320,138,101
Other Assets & Liabilities, net - (0.5)%		(1,631,159)
Total Net Assets - 100.0%		$318,506,942

Centrally Cleared Credit Default Swap Agreements Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation**
BofA, N.A.	ICE	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	$24,960,000	$(140,322)	$(289,746)	$149,424

OTC Credit Default Swap Agreements Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation**
Goldman Sachs International	CDX.NA. IG.31	1.00%	At Maturity	12/20/23	$6,840,000	$74,705	$(15,725)	$90,430
Morgan Stanley Capital Services LLC	CDX.NA. IG.31	1.00%	At Maturity	12/20/23	3,280,000	35,823	(958)	36,781
						$110,528	$(16,683)	$127,211

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	$579,000	$(594)	$287	$(881)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,014,000	(1,162)	284	(1,446)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	550,000	(26,426)	667	(27,093)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	1,650,000	(60,419)	532	(60,951)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	2,450,000	(66,769)	(303)	(66,466)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	11,700,000	(177,282)	3,123	(180,405)
								$(332,652)	$4,590	$(337,242)

Guggenheim Ultra-Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Net Unrealized Appreciation/ (Depreciation)
J.P. Morgan	5,088,000	ILS	02/28/19	$1,413,923	$1,368,279	$45,644
Goldman Sachs	5,440,000	BRL	01/02/19	1,451,634	1,406,666	44,968
Morgan Stanley	4,028,000	ILS	02/28/19	1,112,070	1,083,220	28,850
Citigroup	18,720,000	BRL	04/01/19	4,837,006	4,812,143	24,863
Citigroup	2,765,000	EUR	01/18/19	3,191,591	3,172,584	19,007
Barclays	3,307,200	ILS	02/28/19	906,008	889,381	16,627
J.P. Morgan	2,570,000	GBP	01/28/19	3,296,745	3,280,723	16,022
Citigroup	949,000	BRL	01/02/19	252,730	245,391	7,339
Goldman Sachs	5,775,000	ILS	01/31/20	1,592,711	1,589,605	3,106
J.P. Morgan	860,000	GBP	02/25/19	1,102,388	1,099,287	3,101
BofA Merrill Lynch	610,000	EUR	01/30/19	700,811	700,670	141
J.P. Morgan	300,000	GBP	02/19/19	383,427	383,366	61
Goldman Sachs	275,000	ILS	01/31/19	73,811	73,797	14
Morgan Stanley	1,485,000	EUR	01/18/19	1,703,416	1,703,901	(485)
J.P. Morgan	960,000	EUR	01/18/19	1,100,660	1,101,512	(852)
Barclays	1,140,000	EUR	02/15/19	1,310,242	1,311,139	(897)
BofA Merrill Lynch	110,500,000	JPY	02/12/19	1,010,415	1,011,396	(981)
BofA Merrill Lynch	348,000	EUR	02/15/19	399,249	400,242	(993)
Bank of America Merrill Lynch	1,480,000	EUR	01/18/19	1,695,725	1,698,164	(2,439)
BofA Merrill Lynch	1,140,000	EUR	01/23/19	1,305,634	1,308,630	(2,996)
J.P. Morgan	13,400,000	DKK	03/01/19	2,063,360	2,066,903	(3,543)
BofA Merrill Lynch	7,100,000	DKK	03/01/19	1,091,518	1,095,150	(3,632)
Goldman Sachs	21,165,750	ILS	05/31/19	5,729,816	5,733,490	(3,674)
Barclays	7,900,000	MXN	01/24/19	395,766	400,716	(4,950)
Barclays	6,510,000	DKK	03/01/19	999,144	1,004,145	(5,001)
BofA Merrill Lynch	449,240,000	HUF	02/27/19	1,605,461	1,611,714	(6,253)
Citigroup	4,070,000	MXN	01/24/19	199,445	206,445	(7,000)
BofA Merrill Lynch	530,000	EUR	01/04/19	600,183	607,365	(7,182)
Goldman Sachs	1,220,000	EUR	02/25/19	1,396,894	1,404,252	(7,358)
Goldman Sachs	2,150,000	EUR	03/22/19	2,472,263	2,480,094	(7,831)
Goldman Sachs	122,300,000	JPY	01/10/19	1,108,453	1,116,430	(7,977)
J.P. Morgan	1,050,000	EUR	01/30/19	1,197,257	1,206,071	(8,814)
J.P. Morgan	970,000	EUR	02/15/19	1,106,158	1,115,618	(9,460)
Goldman Sachs	2,615,000	EUR	01/18/19	2,989,616	3,000,473	(10,857)
Goldman Sachs	110,000,000	JPY	03/11/19	996,734	1,008,973	(12,239)
J.P. Morgan	14,480,000	MXN	05/23/19	706,118	720,708	(14,590)
J.P. Morgan	11,363,250	SEK	03/12/19	1,269,822	1,289,462	(19,640)
J.P. Morgan	449,150,000	HUF	02/27/19	1,591,741	1,611,391	(19,650)
Goldman Sachs	90,000,000	JPY	02/12/19	801,757	823,762	(22,005)
Citigroup	90,000,000	JPY	02/25/19	800,929	824,544	(23,615)
Goldman Sachs	7,900,000	BRL	04/01/19	2,007,062	2,030,765	(23,703)
J.P. Morgan	4,210,000	EUR	01/16/19	4,805,267	4,829,725	(24,458)
Morgan Stanley	134,000,000	JPY	01/28/19	1,200,286	1,225,081	(24,795)
Goldman Sachs	169,000,000	JPY	02/04/19	1,505,485	1,545,938	(40,453)
J.P. Morgan	41,600,000	MXN	03/14/19	2,044,076	2,094,916	(50,840)
Citigroup	383,000,000	JPY	01/10/19	3,438,725	3,496,260	(57,535)
Morgan Stanley	405,000,000	JPY	02/25/19	3,619,707	3,710,446	(90,739)
J.P. Morgan	46,700,000	MXN	01/03/19	2,283,395	2,376,711	(93,316)
						$(411,010)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Net Unrealized Appreciation
Goldman Sachs	6,389,000	BRL	01/02/19	$(1,636,172)	$1,652,057	$15,885

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2018.
[2]	Zero coupon rate security.

Guggenheim Ultra-Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $113,050,596 (cost $113,474,115), or 35.5% of total net assets.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Security is an interest-only strip.
[7]	Repurchase Agreements — See Note 4.

BofA — Bank of America

BRL — Brazilian Real

CDX.NA.IG.31 Index — Credit Default Swap North American Investment Grade Series 31 Index

CME — Chicago Mercantile Exchange

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

SEK — Swedish Krona

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$757,407	$—	$—	$757,407
Foreign Government Debt	—	77,223,403	—	77,223,403
Corporate Bonds	—	72,339,193	—	72,339,193
Asset-Backed Securities	—	66,641,786	—	66,641,786
U.S. Treasury Bills	—	35,451,091	—	35,451,091
Collateralized Mortgage Obligations	—	33,351,416	—	33,351,416
Commercial Paper	—	28,581,192	—	28,581,192
Repurchase Agreements	—	5,792,612	—	5,792,612
Credit Default Swap Agreements**	—	276,635	—	276,635
Forward Foreign Currency Exchange Contracts**	—	225,628	—	225,628
Total Assets	$757,407	$319,882,956	$—	$320,640,363

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$620,753	$—	$620,753
Interest Rate Swaps Agreements**	—	337,242	—	337,242
Total Liabilities	$—	$957,995	$—	$957,995

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Ultra-Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Morgan Stanley Capital Inc.
2.76%			3.18%
02/01/19	$2,098,204	$2,103,349	09/25/35	$2,760,000	$2,471,028

Barclays			Netflix Inc.
2.80% (1 Month USD LIBOR + 0.30%)			4.88%
Open Maturity*	2,394,408	2,394,408	04/15/28	2,664,000	2,424,240

Deutsche Bank			COMM Mortgage Trust
2.86%			6.64%
01/28/19	1,300,000	1,309,701	02/13/32	1,732,000	1,733,212

*	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to off set losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 98.4%
Consumer, Non-cyclical - 24.4%
Johnson & Johnson	10,400	$1,342,120
Pfizer, Inc.	26,900	1,174,185
UnitedHealth Group, Inc.	4,400	1,096,128
Procter & Gamble Co.	11,700	1,075,464
Roche Holding AG††	3,900	968,367
AbbVie, Inc.	9,000	829,710
Kimberly-Clark Corp.	6,600	752,004
Altria Group, Inc.	15,100	745,789
Bristol-Myers Squibb Co.	14,000	727,720
Philip Morris International, Inc.	10,200	680,952
Hershey Co.	5,700	610,926
General Mills, Inc.	15,500	603,570
Kellogg Co.	9,300	530,193
Coloplast A/S — Class B††	5,400	502,276
Colgate-Palmolive Co.	8,200	488,064
Mowi ASA††	22,300	470,002
Allergan plc	3,500	467,810
Japan Tobacco, Inc.††	17,000	403,921
Wesfarmers Ltd.††	17,400	395,374
Medtronic plc	3,900	354,744
PepsiCo, Inc.	3,100	342,488
Woolworths Group Ltd.††	16,300	338,186
Verisk Analytics, Inc. — Class A*	2,700	294,408
Takeda Pharmaceutical Company Ltd.††	8,100	274,533
Danone S.A.††	3,800	267,862
Clorox Co.	1,600	246,624
IDEXX Laboratories, Inc.*	1,300	241,826
Intuitive Surgical, Inc.*	500	239,460
Merck & Company, Inc.	3,100	236,871
Stryker Corp.	1,500	235,125
McCormick & Company, Inc.	1,600	222,784
Rollins, Inc.	6,150	222,015
Imperial Brands plc††	7,100	215,493
Cardinal Health, Inc.	4,000	178,400
Amgen, Inc.	900	175,203
Wm Morrison Supermarkets plc††	61,200	166,368
Campbell Soup Co.	5,000	164,950
JM Smucker Co.	1,600	149,584
Gilead Sciences, Inc.	1,900	118,845
Total Consumer, Non-cyclical		18,550,344
Financial - 23.2%
Brilliance China Automotive Holdings Ltd. PLC*,††	15,000	765,249
Aflac, Inc.	16,600	756,296
Mastercard, Inc. — Class A	4,000	754,600
Westpac Banking Corp.††	40,200	710,454
National Australia Bank Ltd. ADR††	39,100	663,617
Essex Property Trust, Inc. REIT	2,700	662,067
Trinity Industries, Inc.††	427,200	660,949
BNP Paribas S.A.††	14,200	641,350
Public Storage REIT	3,100	627,471
Australia & New Zealand Banking Group Ltd.††	35,800	618,685
Bank Leumi Le-Israel BM††	100,300	606,899
AGNC Investment Corp. REIT	33,500	587,590
Canadian Imperial Bank of Commerce	7,800	581,208
Bank of Montreal	8,600	562,103
AXA S.A.††	25,300	546,079
Simon Property Group, Inc. REIT	3,100	520,769
Ageas††	11,200	504,228
Bank Hapoalim BM††	78,300	495,658
SmartCentres Real Estate Investment Trust REIT	21,300	481,232
DNB ASA††	29,800	478,313
RioCan Real Estate Investment Trust REIT	24,100	420,334
First Capital Realty, Inc.	29,100	401,981
Japan Retail Fund Investment Corp. REIT††	200	399,096
H&R Real Estate Investment Trust REIT	26,000	393,454
Swiss Re AG††	4,220	388,305
Annaly Capital Management, Inc. REIT	36,700	360,394
Toronto-Dominion Bank	7,100	353,080
United Urban Investment Corp. REIT††	200	309,731
Unibail-Rodamco-Westfield REIT††	1,900	294,045
Power Financial Corp.	14,100	266,897
ICADE REIT††	3,100	236,284
Daiwa House REIT Investment Corp. REIT††	100	224,002
VEREIT, Inc. REIT	30,500	218,075
AvalonBay Communities, Inc. REIT	1,100	191,455
IGM Financial, Inc.	8,200	186,465
JPMorgan Chase & Co.	1,800	175,716
Great-West Lifeco, Inc.	8,200	169,339
Invesco Ltd.	10,100	169,074
Societe Generale S.A.††	4,000	126,831
CI Financial Corp.	9,600	121,567
Total Financial		17,630,942
Communications - 13.2%
Verizon Communications, Inc.	20,000	1,124,400
AT&T, Inc.	35,000	998,900
Alphabet, Inc. — Class C*	800	828,488
Amazon.com, Inc.*	500	750,985
Vodafone Group plc††	325,400	632,710
Omnicom Group, Inc.	8,200	600,568
KDDI Corp.††	23,700	566,284
HKT Trust & HKT Ltd.††	359,300	517,605
BCE, Inc.	11,800	466,351
Walt Disney Co.	4,100	449,565
Interpublic Group of Companies, Inc.	21,300	439,419
PCCW Ltd.††	707,700	407,526
TELUS Corp.	12,200	404,557
Eutelsat Communications S.A.††	16,200	319,192
NTT DOCOMO, Inc.††	13,700	307,814
Comcast Corp. — Class A	7,100	241,755
Facebook, Inc. — Class A*	1,700	222,853
Nippon Telegraph & Telephone Corp.††	5,000	203,987
Telefonica Deutschland Holding AG††	50,800	199,966
WPP plc††	18,300	199,150

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Communications - 13.2% (continued)
SES S.A.††	9,100	$174,248
Total Communications		10,056,323
Technology - 10.2%
Apple, Inc.	7,100	1,119,954
Microsoft Corp.	10,000	1,015,700
Accenture plc — Class A	5,800	817,858
Paychex, Inc.	11,400	742,710
International Business Machines Corp.	6,400	727,488
Texas Instruments, Inc.	7,000	661,500
Canon, Inc.††	23,100	635,584
Fiserv, Inc.*	7,100	521,779
Intuit, Inc.	2,100	413,385
Xilinx, Inc.	4,100	349,197
Jack Henry & Associates, Inc.	2,685	339,706
Oracle Corporation Japan††	5,100	323,722
Broadridge Financial Solutions, Inc.	1,300	125,125
Total Technology		7,793,708
Utilities - 7.7%
Duke Energy Corp.	8,573	739,850
Dominion Energy, Inc.	9,868	705,167
National Grid plc††	63,900	625,192
Centrica plc††	361,600	623,638
SSE plc††	43,200	596,412
PPL Corp.	19,354	548,299
OGE Energy Corp.	13,300	521,227
CLP Holdings Ltd.††	34,837	393,707
Power Assets Holdings Ltd.††	53,100	368,923
WEC Energy Group, Inc.	4,000	277,040
Pinnacle West Capital Corp.	3,000	255,600
Edison International	3,000	170,310
Total Utilities		5,825,365
Consumer, Cyclical - 7.0%
Home Depot, Inc.	6,000	1,030,920
TJX Companies, Inc.	15,600	697,944
Lawson, Inc.††	7,100	449,086
Target Corp.	6,400	422,976
Harvey Norman Holdings Ltd.††	182,100	405,404
Crown Resorts Ltd.††	45,400	379,488
Ford Motor Co.	48,800	373,320
Iida Group Holdings Company Ltd.††	19,700	341,211
Darden Restaurants, Inc.	3,400	339,524
Las Vegas Sands Corp.	5,100	265,455
L Brands, Inc.	8,000	205,360
Macy's, Inc.	6,600	196,548
Walmart, Inc.	2,100	195,615
Total Consumer, Cyclical		5,302,851
Energy - 5.9%
Exxon Mobil Corp.	17,900	1,220,601
TOTAL S.A.††	15,500	817,634
BP plc††	121,900	770,683
Eni SpA††	41,800	660,392
Targa Resources Corp.	13,400	482,668
Royal Dutch Shell plc — Class A††	11,300	332,655
Koninklijke Vopak N.V.††	5,000	226,766
Total Energy		4,511,399
Industrial - 5.6%
3M Co.	4,400	838,376
United Parcel Service, Inc. — Class B	6,900	672,957
Emerson Electric Co.	9,600	573,600
Lockheed Martin Corp.	2,140	560,337
Pentair plc	12,200	460,916
Cummins, Inc.	3,300	441,012
CH Robinson Worldwide, Inc.	4,900	412,041
General Electric Co.	25,400	192,278
ComfortDelGro Corporation Ltd.††	82,900	130,986
Total Industrial		4,282,503
Basic Materials - 0.6%
Israel Chemicals Ltd.††	60,000	341,494
EMS-Chemie Holding AG††	300	142,858
Total Basic Materials		484,352
Diversified - 0.6%
Jardine Matheson Holdings Ltd.††	6,100	424,438
Total Common Stocks
(Cost $79,326,426)		74,862,225

EXCHANGE-TRADED FUNDS† - 0.9%
iShares Edge MSCI Min Vol Global ETF	8,600	698,836
Total Exchange-Traded Funds
(Cost $740,690)		698,836

MONEY MARKET FUND† - 0.5%
Goldman Sachs Financial Square Treasury Instruments Fund—Institutional Class 2.22%[1]	364,181	364,181
Total Money Market Fund
(Cost $364,181)		364,181
Total Investments - 99.8%
(Cost $80,431,297)		$75,925,242
Other Assets & Liabilities, net - 0.2%		134,710
Total Net Assets - 100.0%		$76,059,952

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short†
Canadian Dollar Futures Contracts	68	Mar 2019	$4,991,200	$121,545
British Pound Futures Contracts	53	Mar 2019	4,237,681	(23,655)
			$9,228,881	$97,890

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$49,671,313	$25,190,912	$—	$74,862,225
Exchange-Traded Funds	698,836	—	—	698,836
Money Market Fund	364,181	—	—	364,181
Currency Futures Contracts**	121,545	—	—	121,545
Total Assets	$50,855,875	$25,190,912	$—	$76,046,787

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$23,655	$—	$—	$23,655

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended December 31, 2018, the Fund had securities with a total value of $20,270,535 transfer out of Level 1 into Level 2 due to utilizing fair value pricing for certain foreign equity securities at period end.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)	December 31, 2018

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each fund separately.

This report covers Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund, Floating Rate Strategies Fund, High Yield Fund, Investment Grade Bond Fund, Large Cap Value Fund, Limited Duration Fund, Macro Opportunities Fund, Market Neutral Real Estate Fund, Mid Cap Value Fund, Mid Cap Value Institutional Fund, Municipal Income Fund, Risk Managed Real Estate Fund, Small Cap Value Fund, StylePlus—Large Core Fund, StylePlus—Mid Growth Fund, Total Return Bond Fund, Ultra Short Duration Fund and World Equity Income Fund (the "Funds"), each a diversified investment company, with the exception of Large Cap Value Fund, Macro Opportunities Fund, Market Neutral Real Estate Fund and Risk Managed Real Estate Fund, each of which are a non-diversified investment company.

Consolidaton of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments ("GI") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)	December 31, 2018

Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unrealiable, such investment is fair valued by the Valuation Committee.

Listed options are valued at the official settlement price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)	December 31, 2018

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at December 31, 2018.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other asests on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)	December 31, 2018

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing interest rate swaps, the exchange bears the risk of loss. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or a custom basket of securities) for a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)	December 31, 2018

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)	December 31, 2018

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be computed by the Funds' investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$137,898,706	$16,199,455	$(22,324,380)	$(6,124,925)
Capital Stewardship Fund	197,393,299	4,348,573	(16,117,433)	(11,768,860)
Diversified Income Fund	6,046,611	48,300	(120,803)	(72,503)
Floating Rate Strategies Fund	2,651,411,561	–	(138,349,290)	(138,349,290)
High Yield Fund	403,989,423	1,430,473	(35,430,813)	(34,000,340)
Investment Grade Bond Fund	632,619,629	5,453,349	(12,666,997)	(7,213,648)
Large Cap Value Fund	54,421,824	7,827,886	(4,681,036)	3,146,850
Limited Duration Fund	3,980,195,621	24,122,704	(36,062,110)	(11,939,406)
Macro Opportunities Fund	7,310,319,464	86,807,005	(230,939,588)	(144,132,583)
Market Neutral Real Estate Fund	7,828,712	815,060	(407,809)	407,251
Mid Cap Value Fund	391,673,220	35,341,866	(58,430,702)	(23,088,836)
Mid Cap Value Institutional Fund	61,952,132	3,263,911	(9,260,223)	(5,996,312)
Municipal Income Fund	34,152,699	1,003,296	(209,572)	793,724
Risk Managed Real Estate Fund	156,476,368	10,218,389	(9,323,472)	894,917
Small Cap Value Fund	15,873,185	1,221,050	(2,356,143)	(1,135,093)
StylePlus—Large Core Fund	185,967,074	1,254,039	(27,605,642)	(26,351,603)
StylePlus—Mid Growth Fund	75,375,426	422,885	(14,000,443)	(13,577,558)
Total Return Bond Fund	10,989,972,436	116,582,750	(231,660,814)	(115,078,064)
Ultra-Short Duration Fund	320,099,070	1,547,908	(1,964,609)	(416,701)
World Equity Income Fund	80,756,013	3,013,341	(7,746,222)	(4,732,881)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31, 2018. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)	December 31, 2018

The unfunded loan commitments as of December 31, 2018, were as follows:

Fund	Borrower	Maturity Date		Face Amount*	Value
	Limited Duration Fund
	Mavis Tire Express Services Corp.	03/20/25		645,926	$24,222
	Floating Rate Strategies Fund
	Advantage Sales & Marketing LLC	07/25/19		8,000,000	$940,000
	Mavis Tire Express Services Corp.	03/20/25		3,071,084	115,166
	Wencor Group	06/19/19		701,538	43,846
				11,772,622	$1,099,012
	High Yield Fund
	Acosta, Inc.	09/26/19		400,000	$159,092
	Advantage Sales & Marketing LLC	07/25/19		1,100,000	129,250
	Cypress Intermediate Holdings III, Inc.	04/27/22		750,000	61,629
	Epicor Software	06/01/20		1,000,000	34,918
	ICP Industrial, Inc.	11/03/23		104,137	521
	Lytx, Inc.	08/31/22		105,263	9,649
	Mavis Tire Express Services Corp.	03/20/25		46,999	1,762
	MRI Software LLC	06/30/23		384,389	10,260
	National Technical Systems	06/12/21		250,000	12,737
	Packaging Coordinators Midco, Inc.	07/01/21		1,223,077	76,359
	Solera LLC	03/03/21		1,208,334	73,812
	Wencor Group	06/19/19		233,846	14,615
				6,806,045	$584,604
	Investment Grade Bond Fund
	Mavis Tire Express Services Corp.	03/20/25		93,953	$3,523
	Macro Opportunities Fund
	Acosta, Inc.	09/26/19		2,400,000	$954,552
	Advantage Sales & Marketing LLC	07/25/19		1,500,000	176,250
	Dominion Web Solutions LLC	06/15/23		461,538	–
	Epicor Software	06/01/20		2,000,000	69,837
	Fortis Solutions Group LLC	12/15/23		511,080	51,172
	Galls LLC	01/31/25		1,408,539	13,776
	Galls LLC	01/31/24		264,363	29,168
	ICP Industrial, Inc.	11/03/23		208,275	1,041
	Lytx, Inc.	08/31/22		363,158	33,288
	Mavis Tire Express Services Corp.	03/20/25		1,556,094	58,354
	Ministry Brands LLC	12/02/22		239,188	1,196
	MRI Software LLC	06/30/23		203,500	5,431
	National Technical Systems	06/12/21		250,000	12,737
	SLR Consulting Ltd.	05/23/25	GBP	300,000	5,237
	Solera LLC	03/03/21		7,830,000	478,299
	Wencor Group	06/19/19		123,077	7,692
					$1,898,030
	Total Return Bond Fund
	Acosta, Inc.	09/26/19		880,000	$350,002

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)	December 31, 2018

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Limited Duration Fund
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$107,880	$41,671
	Secured Tenant Site Contract Revenue Notes Series
	2018-1A, 3.97% due 06/15/48	05/25/18	7,462,179	7,503,474
			$7,570,059	$7,545,145
Floating Rate Strategies Fund
	Airplanes Pass Through Trust
	2001-1A, 2.71% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[2]	12/27/11	723,184	22,243
	LBC Tank Terminals Holding Netherlands BV
	6.88% due 05/15/23[3]	12/17/13	642,704	560,700
	Mirabela Nickle Ltd.
	9.50% due 06/24/19[4]	12/31/13	1,160,811	393,544
			$2,526,699	$976,487
High Yield Fund
	KeHE Distributors LLC / KeHE Finance Corp.
	7.63% due 08/15/21	07/30/13	1,479,010	1,396,500
	LBC Tank Terminals Holding Netherlands BV
	6.88% due 05/15/23[3]	05/08/13	8,521,086	7,400,350
	Mirabela Nickel Ltd.
	9.50% due 06/24/19[4]	12/31/13	252,369	85,520
			$10,252,465	$8,882,370
Investment Grade Bond Fund
	Aurora Military Housing LLC
	6.89% due 01/15/47	12/02/15	832,334	895,062
	Capmark Military Housing Trust
	2007-ROBS, 6.06% due 10/10/52	04/23/15	465,650	505,750
	Capmark Military Housing Trust
	2007-AETC, 5.75% due 02/10/52	09/18/14	326,592	329,707
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	1,026,106	1,013,566
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	151,033	58,339
	GMAC Commercial Mortgage Asset Corp.
	2007-HCKM, 6.11% due 08/10/52	10/07/16	1,714,821	1,529,884
	Highland Park CDO I Ltd.
	2006-1A, 3.09% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[2]	07/01/16	206,859	213,945
	Secured Tenant Site Contract Revenue Notes Series
	2018-1A, 3.97% due 06/15/48	05/25/18	1,094,453	1,100,510
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	457,401	445,261
			$6,275,249	$6,092,024
Macro Opportunities Fund
	Airplanes Pass Through Trust
	2001-1A, 2.71% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[2]	01/18/12	1,691,717	52,041
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	1,758,452	679,237
	GMAC Commercial Mortgage Asset Corp.
	2004-POKA, 6.36% due 09/10/44	05/11/17	10,046,942	9,347,310
	Highland Park CDO I Ltd.
	2006-1A, 3.09% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[2]	04/14/15	1,402,634	1,765,050
	Mirabela Nickle Ltd.
	9.50% due 06/24/19[4]	12/31/13	1,710,483	579,766
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	1,487,770	1,353,905
	Secured Tenant Site Contract Revenue Notes Series
	2018-1A, 4.70% due 06/15/48	05/25/18	6,962,917	7,000,329
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	2,134,945	2,078,280
	Turbine Engines Securitization Ltd.
	2013-1A, 6.38% due 12/13/48	11/27/13	1,526,656	1,294,104
			$28,722,516	$24,150,022
Total Return Bond Fund
	Airplanes Pass Through Trust
	2001-1A, 2.71% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[2]	11/30/11	335,966	10,163
	Capmark Military Housing Trust
	2006-RILY, 2.76% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51[2]	10/11/16	4,296,248	5,137,074

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)	December 31, 2018

Fund	Restricted Securities	Acquisition Date	Cost	Value
	Capmark Military Housing Trust
	2007-ROBS, 6.06% due 10/10/52	04/23/15	4,656,509	5,057,503
	Capmark Military Housing Trust
	2007-AETC, 5.75% due 02/10/52	09/18/14	8,167,288	8,148,481
	Central Storage Safety Project Trust
	4.82% due 02/01/38	02/02/18	21,240,777	20,778,107
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	323,641	125,013
	Fort Benning Family Communities LLC
	2.81% (1 Month USD LIBOR + 0.35%) due 01/15/36[2]	03/27/15	4,863,906	5,052,075
	Fort Knox Military Housing Privatization Project
	5.82% due 02/15/52	04/09/15	1,934,075	1,969,219
	Fort Knox Military Housing Privatization Project
	2.80% (1 Month USD LIBOR + 0.34%) due 02/15/52[2]	04/09/15	1,120,895	1,255,630
	GMAC Commercial Mortgage Asset Corp.
	2005-DRUM, 5.47% due 05/10/50	05/20/16	4,935,461	4,784,734
	GMAC Commercial Mortgage Asset Corp.
	2007-HCKM, 6.11% due 08/10/52	10/07/16	25,888,286	23,096,311
	GMAC Commercial Mortgage Asset Corp.
	2005-BLIS, 5.25% due 07/10/50	05/20/16	2,592,286	2,481,813
	Highland Park CDO I Ltd.
	2006-1A, 3.09% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[2]	07/01/16	1,551,444	1,604,591
	HP Communities LLC
	5.86% due 09/15/53	10/06/16	1,612,650	1,630,475
	Pacific Beacon LLC
	5.51% due 07/15/36	08/23/17	582,179	552,683
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	2,248,958	2,046,601
	Secured Tenant Site Contract Revenue Notes Series
	2018-1A, 3.97% due 06/15/48	05/25/18	22,834,268	22,960,632
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	762,741	742,497
			$109,947,578	$107,433,602

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as reverse repurchase agreements collateral at December 31, 2018.
[4]	Security is in default of interest and/or principal obligations.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*		/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	March 1, 2019

By (Signature and Title)*		/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer,
Chief Accounting Officer and Treasurer

Date	March 1, 2019

*	Print the name and title of each signing officer under his or her signature.